UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-01716

AB CAP FUND, INC.

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: July 31, 2020

Date of reporting period: January 31, 2020

ITEM 1.	REPORTS TO STOCKHOLDERS.

JAN    01.31.20

SEMI-ANNUAL REPORT

AB MULTI-MANAGER SELECT

RETIREMENT FUNDS

+	AB MULTI-MANAGER SELECT RETIREMENT ALLOCATION FUND
+	AB MULTI-MANAGER SELECT 2010 FUND
+	AB MULTI-MANAGER SELECT 2015 FUND
+	AB MULTI-MANAGER SELECT 2020 FUND
+	AB MULTI-MANAGER SELECT 2025 FUND
+	AB MULTI-MANAGER SELECT 2030 FUND
+	AB MULTI-MANAGER SELECT 2035 FUND
+	AB MULTI-MANAGER SELECT 2040 FUND
+	AB MULTI-MANAGER SELECT 2045 FUND
+	AB MULTI-MANAGER SELECT 2050 FUND
+	AB MULTI-MANAGER SELECT 2055 FUND
+	AB MULTI-MANAGER SELECT 2060 FUND

Beginning January 1, 2021, as permitted by new regulations adopted by the Securities and Exchange Commission, each Fund’s annual and semi-annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website address to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a Fund electronically at any time by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by calling the Fund at (800) 221 5672.

You may elect to receive all future reports in paper form free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports; if you invest directly with a Fund, you can call the Fund at (800) 221 5672. Your election to receive reports in paper form will apply to all funds held in your account with your financial intermediary or, if you invest directly, to all AB Mutual Funds you hold.

Investment Products Offered	• Are Not FDIC Insured • May Lose Value • Are Not Bank Guaranteed

Investors should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. For copies of our prospectus or summary prospectus, which contain this and other information, visit us online at www.abfunds.com or contact your AB representative. Please read the prospectus and/or summary prospectus carefully before investing.

This shareholder report must be preceded or accompanied by the Fund’s prospectus for individuals who are not current shareholders of the Fund.

You may obtain a description of the Fund’s proxy voting policies and procedures, and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge. Simply visit AB’s website at www.abfunds.com, or go to the Securities and Exchange Commission’s (the “Commission”) website at www.sec.gov, or call AB at (800) 227 4618.

The Fund files its complete schedule of portfolio holdings with the Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT reports are available on the Commission’s website at www.sec.gov. The Fund’s Forms N-PORT may also be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling (800) SEC 0330. AB publishes full portfolio holdings for the Fund monthly at www.abfunds.com.

AllianceBernstein Investments, Inc. (ABI) is the distributor of the AB family of mutual funds. ABI is a member of FINRA and is an affiliate of AllianceBernstein L.P., the Adviser of the funds.

The [A/B] logo is a registered service mark of AllianceBernstein and AllianceBernstein® is a registered service mark used by permission of the owner, AllianceBernstein L.P.

FROM THE PRESIDENT

Dear Shareholder,

We are pleased to provide this report for AB Multi-Manager Select Retirement Funds (collectively the “Funds”, and individually a “Fund”). Please review the discussion of Fund performance, the market conditions during the reporting period and the Funds’ investment strategies.

As always, AB strives to keep clients ahead of what’s next by:

+	Transforming uncommon insights into uncommon knowledge with a global research scope

+	Navigating markets with seasoned investment experience and sophisticated solutions

+	Providing thoughtful investment insights and actionable ideas

Whether you’re an individual investor or a multi-billion-dollar institution, we put knowledge and experience to work for you.

AB’s global research organization connects and collaborates across platforms and teams to deliver impactful insights and innovative products. Better insights lead to better opportunities—anywhere in the world.

For additional information about AB’s range of products and shareholder resources, please log on to www.abfunds.com.

Thank you for your investment in the AB Mutual Funds.

Sincerely,

Robert M. Keith

President and Chief Executive Officer, AB Mutual Funds

abfunds.com	AB MULTI-MANAGER SELECT RETIREMENT FUNDS | 1

SEMI-ANNUAL REPORT

March 16, 2020

This report provides management’s discussion of the performance for AB Multi-Manager Select Retirement Funds for the semi-annual reporting period ended January 31, 2020.

At a meeting held on November 4-6, 2019, the Funds’ Board of Directors approved the liquidation and termination of each Fund. The Funds have suspended sales of their shares to direct investors pending the completion of the liquidation and the payment of one or more liquidating distributions to each Fund’s shareholders. In the case of sales to certain retirement plans and sales made through retail omnibus platforms, however, the Funds will continue to offer their shares although without an initial sales charge. The Funds expect to make their liquidating distribution or distributions on or shortly after June 26, 2020. Shareholders may redeem shares of the Funds, and may exchange shares of the Funds for shares of the same class of other AB mutual funds, until June 23, 2020.

Each Fund’s investment objective is to seek the highest total return (total return includes capital appreciation and income) over time consistent with its asset mix.

NAV RETURNS AS OF JANUARY 31, 2020 (unaudited)

	6 Months	12 Months

AB MULTI-MANAGER SELECT RETIREMENT ALLOCATION FUND

Class A Shares	3.41%	7.92%

Class C Shares	3.20%	7.23%

Advisor Class Shares[1]	3.51%	8.14%

Class R Shares[1]	3.35%	7.75%

Class K Shares[1]	3.48%	7.97%

Class I Shares[1]	3.63%	8.22%

Class Z Shares[1]	3.53%	8.23%

S&P Target Date Retirement Income Index	4.62%	10.36%

1

Please note that these share classes are for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or investment advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Funds.

2 | AB MULTI-MANAGER SELECT RETIREMENT FUNDS	abfunds.com

NAV RETURNS AS OF JANUARY 31, 2020 (unaudited)

	6 Months	12 Months

AB MULTI-MANAGER SELECT 2010 FUND

Class A Shares	3.91%	8.93%

Class C Shares	3.64%	8.36%

Advisor Class Shares[1]	4.03%	9.31%

Class R Shares[1]	3.86%	8.78%

Class K Shares[1]	3.94%	9.09%

Class I Shares[1]	4.03%	9.30%

Class Z Shares[1]	4.20%	9.48%

S&P Target Date 2010 Index	4.76%	10.70%

	6 Months	12 Months

AB MULTI-MANAGER SELECT 2015 FUND

Class A Shares	3.91%	9.17%

Class C Shares	3.77%	8.64%

Advisor Class Shares[1]	4.09%	9.50%

Class R Shares[1]	3.79%	8.96%

Class K Shares[1]	4.01%	9.19%

Class I Shares[1]	4.17%	9.58%

Class Z Shares[1]	4.08%	9.40%

S&P Target Date 2015 Index	4.94%	11.05%

	6 Months	12 Months

AB MULTI-MANAGER SELECT 2020 FUND

Class A Shares	4.08%	9.61%

Class C Shares	3.91%	9.06%

Advisor Class Shares[1]	4.29%	9.94%

Class R Shares[1]	4.03%	9.49%

Class K Shares[1]	4.12%	9.67%

Class I Shares[1]	4.24%	9.97%

Class Z Shares[1]	4.30%	9.97%

S&P Target Date 2020 Index	5.14%	11.52%

1

Please note that these share classes are for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or investment advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Funds.

abfunds.com	AB MULTI-MANAGER SELECT RETIREMENT FUNDS | 3

NAV RETURNS AS OF JANUARY 31, 2020 (unaudited)

	6 Months	12 Months

AB MULTI-MANAGER SELECT 2025 FUND

Class A Shares	4.59%	10.35%

Class C Shares	4.38%	9.75%

Advisor Class Shares[1]	4.78%	10.65%

Class R Shares[1]	4.55%	10.18%

Class K Shares[1]	4.64%	10.43%

Class I Shares[1]	4.69%	10.57%

Class Z Shares[1]	4.63%	10.53%

S&P Target Date 2025 Index	5.49%	12.26%

	6 Months	12 Months

AB MULTI-MANAGER SELECT 2030 FUND

Class A Shares	4.71%	10.75%

Class C Shares	4.55%	10.15%

Advisor Class Shares[1]	4.92%	11.08%

Class R Shares[1]	4.73%	10.53%

Class K Shares[1]	4.77%	10.74%

Class I Shares[1]	4.98%	11.06%

Class Z Shares[1]	4.94%	11.14%

S&P Target Date 2030 Index	5.82%	13.01%

	6 Months	12 Months

AB MULTI-MANAGER SELECT 2035 FUND

Class A Shares	5.21%	11.85%

Class C Shares	5.00%	11.21%

Advisor Class Shares[1]	5.39%	12.23%

Class R Shares[1]	5.03%	11.57%

Class K Shares[1]	5.12%	11.82%

Class I Shares[1]	5.28%	12.12%

Class Z Shares[1]	5.38%	12.12%

S&P Target Date 2035 Index	6.14%	13.67%

1

Please note that these share classes are for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or investment advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Funds.

4 | AB MULTI-MANAGER SELECT RETIREMENT FUNDS	abfunds.com

NAV RETURNS AS OF JANUARY 31, 2020 (unaudited)

	6 Months	12 Months

AB MULTI-MANAGER SELECT 2040 FUND

Class A Shares	5.51%	12.57%

Class C Shares	5.26%	11.88%

Advisor Class Shares[1]	5.65%	12.91%

Class R Shares[1]	5.28%	12.24%

Class K Shares[1]	5.52%	12.55%

Class I Shares[1]	5.54%	12.85%

Class Z Shares[1]	5.59%	12.85%

S&P Target Date 2040 Index	6.31%	14.10%

	6 Months	12 Months

AB MULTI-MANAGER SELECT 2045 FUND

Class A Shares	5.72%	12.95%

Class C Shares	5.53%	12.36%

Advisor Class Shares[1]	5.89%	13.28%

Class R Shares[1]	5.67%	12.83%

Class K Shares[1]	5.73%	12.97%

Class I Shares[1]	5.87%	13.27%

Class Z Shares[1]	5.88%	13.26%

S&P Target Date 2045 Index	6.45%	14.35%

	6 Months	12 Months

AB MULTI-MANAGER SELECT 2050 FUND

Class A Shares	5.88%	13.21%

Class C Shares	5.61%	12.52%

Advisor Class Shares[1]	6.00%	13.53%

Class R Shares[1]	5.76%	12.95%

Class K Shares[1]	5.97%	13.24%

Class I Shares[1]	6.03%	13.54%

Class Z Shares[1]	6.03%	13.51%

S&P Target Date 2050 Index	6.48%	14.41%

1

Please note that these share classes are for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or investment advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Funds.

abfunds.com	AB MULTI-MANAGER SELECT RETIREMENT FUNDS | 5

NAV RETURNS AS OF JANUARY 31, 2020 (unaudited)

	6 Months	12 Months

AB MULTI-MANAGER SELECT 2055 FUND

Class A Shares	5.90%	13.24%

Class C Shares	5.63%	12.63%

Advisor Class Shares[1]	5.95%	13.49%

Class R Shares[1]	5.81%	13.01%

Class K Shares[1]	5.95%	13.33%

Class I Shares[1]	5.99%	13.58%

Class Z Shares[1]	6.00%	13.59%

S&P Target Date 2055 Index	6.52%	14.48%

	6 Months	Since Inception[2]

AB MULTI-MANAGER SELECT 2060 FUND

Class A Shares	6.13%	13.88%

Class C Shares	5.92%	13.23%

Advisor Class Shares[1]	6.29%	14.15%

Class R Shares[1]	6.01%	13.54%

Class K Shares[1]	6.14%	13.88%

Class I Shares[1]	6.23%	14.10%

Class Z Shares[1]	6.33%	14.20%

S&P Target Date 2060+ Index	6.59%	14.61%

1

Please note that these share classes are for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or investment advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Funds.

2	Inception date: 2/1/2019.

INVESTMENT RESULTS

The preceding tables show the Funds’ performance compared to their benchmarks, the Standard & Poor’s (“S&P”) Target Date Index Series, for the six- and 12-month periods ended January 31, 2020.

The benchmarks are as follows: Retirement Allocation Fund, the S&P Target Date Retirement Income Index; Select 2010 Fund, the S&P Target Date 2010 Index; Select 2015 Fund, the S&P Target Date 2015 Index; Select 2020 Fund, the S&P Target Date 2020 Index; Select 2025 Fund, the S&P Target Date 2025 Index; Select 2030 Fund, the S&P Target Date 2030 Index; Select 2035 Fund, the S&P Target Date 2035 Index; Select 2040 Fund, the S&P Target Date 2040 Index; Select 2045 Fund, the S&P Target Date 2045 Index; Select 2050 Fund, the S&P Target Date 2050 Index; Select 2055 Fund, the S&P Target Date 2055 Index; and Select 2060 Fund, the S&P Target Date 2060+ Index.

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For the six-month period, all share classes of all vintages underperformed their respective benchmarks, before sales charges.

Relative to the respective benchmarks, strategic asset allocation detracted from returns for the 2035 through Retirement Allocation vintages but contributed for all other vintages. Overweights to real assets and real bonds, as well as an underweight to US large-caps, detracted. An overweight to defensive equities and underweights to small- and mid-cap equities and short-duration bonds contributed. Underlying Portfolio selection detracted for all but the 2010 vintage. Notable detractors included Boston Partners Long/Short Fund (equity diversifier), AQR Style Premia Alternative Fund (fixed-income diversifier) and AB Relative Value Fund (equities). Notable contributors included AB All Market Real Return Portfolio (inflation-sensitive), MFS Institutional International Equity Fund (equities) and AB High Income Fund (fixed-income). Tactical asset allocation, employed through the Adviser’s dynamic asset allocation (“DAA”) process, detracted as a result of being, on average, underweight to core bonds and non-US large-cap equities, and overweight to emerging-market equities and short-duration bonds.

For the 12-month period, all share classes of all vintages underperformed their respective benchmarks, before sales charges.

Strategic asset allocation contributed to returns for all but two vintages (2010 and Retirement Allocation). An underweight to US large-caps and overweights to real assets and equity diversifiers detracted from performance. An overweight to defensive equities and underweights to core and short-duration bonds contributed. Underlying Portfolio selection detracted for all vintages. Notable detractors included Boston Partners Long/Short Research Fund (equity diversifier), AQR Style Premia Alternative Fund (fixed-income diversifier) and AQR Equity Market Neutral Fund (equity diversifier). Notable contributors included MFS Institutional International Equity Fund (equities), AB All Market Real Return Portfolio (inflation-sensitive) and T. Rowe Price Emerging Markets Stock Fund (equities). Tactical asset allocation, employed through the Adviser’s DAA process, detracted. During the period, DAA caused the Funds to be, on average, overweight emerging-market equities and defensive equities, and underweight non-US large-caps, real assets and US large-caps. The primary detractors from DAA were the underweight in growth assets and overweight in defensive assets early in the period, when the market sharply rebounded after the fourth quarter of 2018.

The Funds did not directly utilize derivatives during either period.

Please note: MFS is a registered service mark of Massachusetts Financial Services Company. None of Boston Partners; AQR Capital Management, LLC; T. Rowe Price Associates, Inc.; or Massachusetts Financial Services Company make any representations regarding the advisability of investing in the Funds.

abfunds.com	AB MULTI-MANAGER SELECT RETIREMENT FUNDS | 7

MARKET REVIEW AND INVESTMENT STRATEGY

US, international and emerging-market equities rallied during the six-month period ended January 31, 2020. While equity markets experienced periods of heightened volatility and global economic weakness persisted, a potential resolution to the US-China trade dispute, supportive monetary policy from global central banks and improving economic data balanced the overall outlook for investors throughout much of the period. Although low unemployment and relatively strong consumer spending continued to support the US economic expansion, the US Federal Reserve (the “Fed”) continued to ease monetary policy and reduced rates twice to combat global economic headwinds. Dovish monetary policy from other central banks supported capital markets as global growth continued to slow, helping to staunch volatility. Later in the period, equity markets pulled back briefly as tensions between the US and Iran flared following the US assassination of Iranian Major General Qasem Soleimani. The much-anticipated phase-one US-China trade accord, indications of stabilizing global growth and strong corporate earnings sparked a rally that sent global markets higher; however, volatility returned, and markets retreated broadly on fears surrounding the outbreak of a novel coronavirus in China. For the most part, growth stocks continued to outperform value over the entire period, and large-cap stocks outperformed their small-cap peers.

Growing turmoil from the spread of the coronavirus, and the potential for an enduring and significant adverse impact on global economies, have driven a sharp increase in volatility across markets and a strong flight to quality after the end of the period. The Adviser will continue to monitor the evolving situation and its impact on client portfolios closely.

Global fixed-income markets advanced over the six-month period. Long-dated developed-market treasuries were strong performers, given their interest-rate sensitivity and despite yields trending higher since September, before rapidly falling in January. Investment-grade, high-yield and emerging-market sovereign debt all posted solid returns. The Fed, in addition to lowering rates, increased its balance sheet (i.e., purchased assets) later in the period to manage liquidity in the repurchase-agreement market, effectively capping short-term rates. The European Central Bank reduced rates to a record low in September and announced the resumption of quantitative easing (i.e., purchasing government securities to encourage lending and investment). The Bank of Japan issued guidance for the continuation of low rates, and the Japanese government implemented a significant fiscal stimulus program in December.

INVESTMENT POLICIES

In seeking to achieve their investment objective, the Funds focus their investments while seeking to minimize short-term risks on a combination of AB mutual funds and mutual funds and exchange-traded funds

(continued on next page)

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(“ETFs”) managed by unaffiliated third parties (“Underlying Portfolios”) representing a variety of asset classes and investment styles. Each Fund invests in the Underlying Portfolios in accordance with its current asset mix. In order to implement the Funds’ investment strategies, Morningstar Investment Management LLC (“Morningstar”), the Funds’ sub-adviser, selects Underlying Portfolios within each asset class for investment by the Funds from among AB mutual funds and funds offered by other fund complexes that have entered into a participation agreement or similar arrangement with the Funds. The Adviser has directed Morningstar to normally select Underlying Portfolios so that 10% to 50% of each Fund’s net assets is invested in AB mutual funds. ETFs will normally represent a significant portion of the Fund’s investments, and these ETFs are typically passive vehicles intended to track the performance of particular securities indices rather than actively managed funds.

Other than the AB Multi-Manager Select Retirement Allocation Fund, each Fund is managed to the specific year of planned retirement included in its name (the “retirement date”). Each Fund’s asset mix becomes more conservative, with an increasing exposure to investments in fixed-income securities and short-term bonds, each year until reaching the year approximately 15 years after the retirement date. At that time, the Fund will no longer be managed to become more conservative each year, although the Adviser may continue to vary the relative weightings of the Fund’s asset classes as described fully in the prospectus. The AB Multi-Manager Select Retirement Allocation Fund is managed according to a conservative asset allocation, and the Fund’s portfolio allocation will not necessarily become more conservative over time.

The Funds allocate their investments in Underlying Portfolios that invest in the following asset classes: traditional equity securities, defensive equity securities, equity diversifiers, inflation-sensitive instruments, fixed-income diversifiers, core fixed-income securities and short-duration fixed-income securities (including high-yield bonds or “junk bonds”). For these purposes, inflation-sensitive instruments include investments in funds focused on real estate securities, commodities and inflation-indexed securities; fixed-income diversifiers include investments in funds engaged in certain alternative strategies that seek reduced volatility and low correlation with fixed-income markets such as market neutral funds; short-duration fixed-income securities include investments in funds focused on minimizing risk of loss by maintaining average maturities of three years or less; defensive equity securities include investments in funds focusing on low volatility equities and other equity strategies emphasizing high-quality cash

(continued on next page)

abfunds.com	AB MULTI-MANAGER SELECT RETIREMENT FUNDS | 9

flows and dividends; and equity diversifiers include investments in funds engaged in certain alternative strategies that seek reduced volatility and limited correlation with equity markets such as equity long/short funds. The Funds may also invest directly in investments within each asset class. Each Underlying Portfolio may enter into derivatives transactions, such as options, futures contracts, forwards and swaps, in an effort to earn income, to gain or adjust exposure to individual securities or markets, or to protect all or a portion of the Underlying Portfolio’s portfolio from a decline in value.

In making asset allocation decisions, the Adviser uses its proprietary DAA process. DAA comprises a series of analytical and forecasting tools employed by the Adviser to gauge fluctuations in the risk/return profile of various asset classes. DAA will aim to adjust the Funds’ investment exposure in changing market conditions and thereby reduce overall portfolio volatility by seeking to mitigate the effects of market fluctuations, while preserving consistent long-term return potential. For example, the Adviser may seek to reduce a Fund’s risk exposure to one or more asset classes when DAA suggests that market risks relevant to those asset classes are rising but return opportunities are declining. The Adviser expects to pursue this process for the Funds primarily by adjusting Underlying Portfolio investments.

10 | AB MULTI-MANAGER SELECT RETIREMENT FUNDS	abfunds.com

DISCLOSURES AND RISKS

Benchmark Disclosure

All indices are unmanaged and do not reflect fees and expenses associated with the active management of a mutual fund portfolio. The S&P Target Date Index Series® (each, an “Index”) reflects exposure to various asset classes included in target date funds driven by a survey of such funds for each particular target date. These asset class exposures include US large-cap, US mid-cap, US small-cap, international equities, emerging-market equities, US and international real estate investment trusts, core fixed-income, cash equivalents, Treasury inflation-protected securities, high-yield corporate bonds and commodities. Each Index uses the performance of other indices to track each asset class for purposes of Index calculation. The original inception date for the Indices was May 31, 2007, except the S&P Target Date 2050 Index, which was May 31, 2011, the S&P Target Date 2055 Index, which was May 31, 2012, and the S&P Target Date 2060+ Index, which was May 29, 2015. The performance of the Indices does not reflect the deduction of expenses associated with a fund, such as investment management fees. An investor cannot invest directly in an index and its results are not indicative of the performance for any specific investment, including the Funds.

A Word About Risk

Market Risk: The value of the Funds’ investments will fluctuate as the stock or bond market fluctuates. The value of their investments may decline, sometimes rapidly and unpredictably, simply because of economic changes or other events, including public health crises (including the occurrence of a contagious disease or illness), that affect large portions of the market. It includes the risk that a particular style of investing may be underperforming the stock market generally.

Allocation Risk: The allocation of investments among the Underlying Portfolios’ different investment styles, such as equity or debt securities, or US or non-US securities, may have a more significant effect on the Funds’ net asset value (“NAV”) when one of these investments is performing more poorly than the other. There is no assurance that allocation decisions will result in the desired effects. Subjective decisions made by the Adviser and/or Morningstar may cause the Funds to incur losses or to miss profit opportunities on which they might otherwise have capitalized. The limited universe of Underlying Portfolios and the requirement that a specified percentage of the Funds’ assets be invested in AB mutual funds as noted above may adversely affect the Funds’ performance.

Interest-Rate Risk: Changes in interest rates will affect the value of the Funds’ investments in Underlying Portfolios that invest in fixed-income securities. When interest rates rise, the value of existing investments in fixed-income securities tends to fall and this decrease in value may not be offset by higher income from new investments. Interest-rate risk is generally greater for fixed-income securities with longer maturities or durations.

abfunds.com	AB MULTI-MANAGER SELECT RETIREMENT FUNDS | 11

DISCLOSURES AND RISKS (continued)

Credit Risk: An issuer or guarantor of a fixed-income security, or the counterparty to a derivatives or other contract, may be unable or unwilling to make timely payments of interest or principal, or to otherwise honor its obligations. The issuer or guarantor may default, causing a loss of the full principal amount of a security and accrued interest. The degree of risk for a particular security may be reflected in its credit rating. There is the possibility that the credit rating of a fixed-income security may be downgraded after purchase, which may adversely affect the value of the security. Investments by Underlying Portfolios in fixed-income securities with lower ratings are subject to a higher probability that an issuer will default or fail to meet its payment obligations.

High-Yield Debt Security Risk: Investments in fixed-income securities with ratings below investment-grade, commonly known as “junk bonds”, tend to have a higher probability that an issuer will default or fail to meet its payment obligations. These securities may be subject to greater price volatility due to such factors as specific corporate developments, interest-rate sensitivity and negative perceptions of the junk bond market generally, and may be more difficult to trade than other types of securities.

Inflation Risk: This is the risk that the value of assets or income from the Funds’ investments in the Underlying Portfolios will be less in the future as inflation decreases the value of money. As inflation increases, the value of each Underlying Portfolio’s assets can decline as can the value of that Underlying Portfolio’s distributions.

Foreign (Non-US) Risk: Investments in non-US issuers by Underlying Portfolios may involve more risk than investments in US issuers. These securities may fluctuate more widely in price and may be more difficult to trade due to adverse market, economic, political, regulatory or other factors.

Currency Risk: Fluctuations in currency exchange rates may negatively affect the value of the Funds’ investments or reduce their returns.

Capitalization Risk: Investments in small- and mid-capitalization companies by Underlying Portfolios tend to be more volatile than investments in large-capitalization companies. Investments in small-capitalization companies may have additional risks because these companies often have limited product lines, markets or financial resources.

Derivatives Risk: Derivatives may be difficult to price or unwind and leveraged so that small changes may produce disproportionate losses for the Fund. Derivatives, especially over-the-counter derivatives, are also subject to counterparty risk.

Leverage Risk: Borrowing money or other leverage may make an Underlying Portfolio’s investments more volatile because leverage tends to

12 | AB MULTI-MANAGER SELECT RETIREMENT FUNDS	abfunds.com

DISCLOSURES AND RISKS (continued)

exaggerate the effect of any increase or decrease in the value of its investments. An Underlying Portfolio may create leverage through the use of certain portfolio management techniques such as reverse repurchase agreements or forward commitments, or by borrowing money.

Investment in Other Investment Companies Risk: As with other investments, investments in other investment companies, including ETFs, are subject to market and selection risk. In addition, shareholders of the Funds bear both their proportionate share of expenses in the Funds (including management fees) and, indirectly, the expenses of the investment companies.

Management Risk: The Funds are subject to management risk because they are actively managed investment funds. The Adviser and Morningstar will apply their investment techniques and risk analyses in making investment decisions for the Funds, but there is no guarantee that their techniques will produce the intended results.

These risks are fully discussed in the Funds’ prospectus. As with all investments, you may lose money by investing in the Funds.

An Important Note About Historical Performance

The investment return and principal value of an investment in the Funds will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. Performance shown in this report represents past performance and does not guarantee future results. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by visiting www.abfunds.com. The Select 2060 Fund has been in operation only for a short period of time, and therefore has a very limited historical performance period. This limited performance period is unlikely to be representative of the performance the Fund will achieve over a longer period.

All fees and expenses related to the operation of the Funds have been deducted. NAV returns do not reflect sales charges; if sales charges were reflected, the Funds’ quoted performance would be lower. SEC returns reflect the applicable sales charges for each share class: a 4.25% maximum front-end sales charge for Class A shares and a 1% 1-year contingent deferred sales charge for Class C shares. Returns for different share classes will vary due to different expenses associated with each class. Performance assumes reinvestment of distributions and does not account for taxes.

abfunds.com	AB MULTI-MANAGER SELECT RETIREMENT FUNDS | 13

HISTORICAL PERFORMANCE

AB MULTI-MANAGER SELECT RETIREMENT ALLOCATION FUND

AVERAGE ANNUAL RETURNS AS OF JANUARY 31, 2020 (unaudited)

	NAV Returns	SEC Returns (reflects applicable sales charges)

CLASS A SHARES

1 Year	7.92%	3.32%

5 Years	3.72%	2.83%

Since Inception[1]	3.89%	3.02%

CLASS C SHARES

1 Year	7.23%	6.23%

5 Years	2.96%	2.96%

Since Inception[1]	3.12%	3.12%

ADVISOR CLASS SHARES[2]

1 Year	8.14%	8.14%

5 Years	3.96%	3.96%

Since Inception[1]	4.12%	4.12%

CLASS R SHARES[2]

1 Year	7.75%	7.75%

5 Years	3.46%	3.46%

Since Inception[1]	3.62%	3.62%

CLASS K SHARES[2]

1 Year	7.97%	7.97%

5 Years	3.70%	3.70%

Since Inception[1]	3.87%	3.87%

CLASS I SHARES[2]

1 Year	8.22%	8.22%

5 Years	3.95%	3.95%

Since Inception[1]	4.12%	4.12%

CLASS Z SHARES[2]

1 Year	8.23%	8.23%

5 Years	3.97%	3.97%

Since Inception[1]	4.13%	4.13%

The Fund’s current prospectus fee table shows the Fund’s total annual operating expense ratios as 4.51%, 4.53%, 4.30%, 3.27%, 3.26%, 2.96% and 2.70% for Class A, Class C, Advisor Class, Class R, Class K, Class I and Class Z shares, respectively, gross of any fee waivers or expense reimbursements and inclusive of the Fund’s proportionate share of Underlying Portfolio fees and expenses. Contractual fee waivers and/or expense reimbursements limit the Fund’s annual operating expense ratios exclusive of acquired fund fees and expenses, interest expense, taxes, extraordinary expenses, and brokerage commissions and other transaction costs to 0.47%, 0.47%, 0.22%, 0.47%, 0.47%, 0.22% and 0.22% for Class A, Class C, Advisor Class, Class R, Class K, Class I and Class Z shares, respectively. These waivers/reimbursements may not be terminated before November 30, 2020 and may be extended by the Adviser for additional one-year terms. Any fees waived and expenses borne by the

(footnotes continued on next page)

14 | AB MULTI-MANAGER SELECT RETIREMENT FUNDS	abfunds.com

HISTORICAL PERFORMANCE (continued)

AB MULTI-MANAGER SELECT RETIREMENT ALLOCATION FUND

Adviser through January 5, 2016 under the expense limitation in effect prior to that date may be reimbursed by the Fund until the end of the third fiscal year after the fiscal period in which the fee was waived or the expense was borne, provided that no reimbursement payment will be made that would cause the Fund’s operating expenses to exceed the applicable expense limitations. Absent reimbursements or waivers, performance would have been lower. The Financial Highlights section of this report sets forth expense ratio data for the current reporting period; the expense ratios shown above may differ from the expense ratios in the Financial Highlights section since they are based on different time periods.

1	Inception date: 12/15/2014.

2

These share classes are offered at NAV to eligible investors and their SEC returns are the same as their NAV returns. Please note that these share classes are for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or investment advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Funds.

abfunds.com	AB MULTI-MANAGER SELECT RETIREMENT FUNDS | 15

HISTORICAL PERFORMANCE (continued)

AB MULTI-MANAGER SELECT RETIREMENT ALLOCATION FUND

SEC AVERAGE ANNUAL RETURNS

AS OF THE MOST RECENT CALENDAR QUARTER-END

DECEMBER 31, 2019 (unaudited)

SEC Returns (reflects applicable sales charges)

CLASS A SHARES

1 Year	6.34%

5 Years	2.90%

Since Inception[1]	3.09%

CLASS C SHARES

1 Year	9.38%

5 Years	3.02%

Since Inception[1]	3.19%

ADVISOR CLASS SHARES[2]

1 Year	11.45%

5 Years	4.04%

Since Inception[1]	4.21%

CLASS R SHARES[2]

1 Year	10.77%

5 Years	3.50%

Since Inception[1]	3.68%

CLASS K SHARES[2]

1 Year	11.10%

5 Years	3.78%

Since Inception[1]	3.96%

CLASS I SHARES[2]

1 Year	11.40%

5 Years	4.01%

Since Inception[1]	4.19%

CLASS Z SHARES[2]

1 Year	11.38%

5 Years	4.03%

Since Inception[1]	4.21%

1	Inception date: 12/15/2014.

2

Please note that these share classes are for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or investment advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Funds.

16 | AB MULTI-MANAGER SELECT RETIREMENT FUNDS	abfunds.com

HISTORICAL PERFORMANCE

AB MULTI-MANAGER SELECT 2010 FUND

AVERAGE ANNUAL RETURNS AS OF JANUARY 31, 2020 (unaudited)

	NAV Returns	SEC Returns (reflects applicable sales charges)

CLASS A SHARES

1 Year	8.93%	4.28%

5 Years	4.62%	3.71%

Since Inception[1]	4.78%	3.90%

CLASS C SHARES

1 Year	8.36%	7.36%

5 Years	3.85%	3.85%

Since Inception[1]	4.02%	4.02%

ADVISOR CLASS SHARES[2]

1 Year	9.31%	9.31%

5 Years	4.88%	4.88%

Since Inception[1]	5.05%	5.05%

CLASS R SHARES[2]

1 Year	8.78%	8.78%

5 Years	4.37%	4.37%

Since Inception[1]	4.54%	4.54%

CLASS K SHARES[2]

1 Year	9.09%	9.09%

5 Years	4.59%	4.59%

Since Inception[1]	4.76%	4.76%

CLASS I SHARES[2]

1 Year	9.30%	9.30%

5 Years	4.87%	4.87%

Since Inception[1]	5.04%	5.04%

CLASS Z SHARES[2]

1 Year	9.48%	9.48%

5 Years	4.90%	4.90%

Since Inception[1]	5.07%	5.07%

The Fund’s current prospectus fee table shows the Fund’s total annual operating expense ratios as 3.16%, 3.14%, 2.88%, 2.72%, 2.65%, 2.27% and 2.22% for Class A, Class C, Advisor Class, Class R, Class K, Class I and Class Z shares, respectively, gross of any fee waivers or expense reimbursements and inclusive of the Fund’s proportionate share of Underlying Portfolio fees and expenses. Contractual fee waivers and/or expense reimbursements limit the Fund’s annual operating expense ratios exclusive of acquired fund fees and expenses, interest expense, taxes, extraordinary expenses, and brokerage commissions and other transaction costs to 0.43%, 0.43%, 0.18%, 0.43%, 0.43%, 0.18% and 0.18% for Class A, Class C, Advisor Class, Class R, Class K, Class I and Class Z shares, respectively. These waivers/reimbursements may not be terminated before November 30, 2020 and may be extended by the Adviser for additional one-year terms. Any fees waived and expenses borne by the

(footnotes continued on next page)

abfunds.com	AB MULTI-MANAGER SELECT RETIREMENT FUNDS | 17

HISTORICAL PERFORMANCE (continued)

AB MULTI-MANAGER SELECT 2010 FUND

Adviser through January 5, 2016 under the expense limitation in effect prior to that date may be reimbursed by the Fund until the end of the third fiscal year after the fiscal period in which the fee was waived or the expense was borne, provided that no reimbursement payment will be made that would cause the Fund’s operating expenses to exceed the applicable expense limitations. Absent reimbursements or waivers, performance would have been lower. The Financial Highlights section of this report sets forth expense ratio data for the current reporting period; the expense ratios shown above may differ from the expense ratios in the Financial Highlights section since they are based on different time periods.

1	Inception date: 12/15/2014.

2

These share classes are offered at NAV to eligible investors and their SEC returns are the same as their NAV returns. Please note that these share classes are for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or investment advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Funds.

18 | AB MULTI-MANAGER SELECT RETIREMENT FUNDS	abfunds.com

HISTORICAL PERFORMANCE (continued)

AB MULTI-MANAGER SELECT 2010 FUND

SEC AVERAGE ANNUAL RETURNS

AS OF THE MOST RECENT CALENDAR QUARTER-END

DECEMBER 31, 2019 (unaudited)

SEC Returns (reflects applicable sales charges)

CLASS A SHARES

1 Year	8.31%

5 Years	3.73%

Since Inception[1]	4.01%

CLASS C SHARES

1 Year	11.38%

5 Years	3.86%

Since Inception[1]	4.12%

ADVISOR CLASS SHARES[2]

1 Year	13.31%

5 Years	4.89%

Since Inception[1]	5.16%

CLASS R SHARES[2]

1 Year	12.86%

5 Years	4.37%

Since Inception[1]	4.64%

CLASS K SHARES[2]

1 Year	13.08%

5 Years	4.59%

Since Inception[1]	4.86%

CLASS I SHARES[2]

1 Year	13.42%

5 Years	4.87%

Since Inception[1]	5.14%

CLASS Z SHARES[2]

1 Year	13.49%

5 Years	4.90%

Since Inception[1]	5.17%

1	Inception date: 12/15/2014.

2

Please note that these share classes are for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or investment advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Funds.

abfunds.com	AB MULTI-MANAGER SELECT RETIREMENT FUNDS | 19

HISTORICAL PERFORMANCE

AB MULTI-MANAGER SELECT 2015 FUND

AVERAGE ANNUAL RETURNS AS OF JANUARY 31, 2020 (unaudited)

	NAV Returns	SEC Returns (reflects applicable sales charges)

CLASS A SHARES

1 Year	9.17%	4.50%

5 Years	5.03%	4.11%

Since Inception[1]	5.18%	4.30%

CLASS C SHARES

1 Year	8.64%	7.64%

5 Years	4.27%	4.27%

Since Inception[1]	4.43%	4.43%

ADVISOR CLASS SHARES[2]

1 Year	9.50%	9.50%

5 Years	5.31%	5.31%

Since Inception[1]	5.46%	5.46%

CLASS R SHARES[2]

1 Year	8.96%	8.96%

5 Years	4.75%	4.75%

Since Inception[1]	4.92%	4.92%

CLASS K SHARES[2]

1 Year	9.19%	9.19%

5 Years	5.03%	5.03%

Since Inception[1]	5.19%	5.19%

CLASS I SHARES[2]

1 Year	9.58%	9.58%

5 Years	5.29%	5.29%

Since Inception[1]	5.45%	5.45%

CLASS Z SHARES[2]

1 Year	9.40%	9.40%

5 Years	5.27%	5.27%

Since Inception[1]	5.42%	5.42%

The Fund’s current prospectus fee table shows the Fund’s total annual operating expense ratios as 1.64%, 1.64%, 1.41%, 1.82%, 1.75%, 1.41% and 1.36% for Class A, Class C, Advisor Class, Class R, Class K, Class I and Class Z shares, respectively, gross of any fee waivers or expense reimbursements and inclusive of the Fund’s proportionate share of Underlying Portfolio fees and expenses. Contractual fee waivers and/or expense reimbursements limit the Fund’s annual operating expense ratios exclusive of acquired fund fees and expenses, interest expense, taxes, extraordinary expenses, and brokerage commissions and other transaction costs to 0.39%, 0.39%, 0.14%, 0.39%, 0.39%, 0.14% and 0.14% for Class A, Class C, Advisor Class, Class R, Class K, Class I and Class Z shares, respectively. These waivers/reimbursements may not be terminated before November 30, 2020 and may be extended by the Adviser for additional one-year terms. Any fees waived and expenses borne by the

(footnotes continued on next page)

20 | AB MULTI-MANAGER SELECT RETIREMENT FUNDS	abfunds.com

HISTORICAL PERFORMANCE (continued)

AB MULTI-MANAGER SELECT 2015 FUND

Adviser through January 5, 2016 under the expense limitation in effect prior to that date may be reimbursed by the Fund until the end of the third fiscal year after the fiscal period in which the fee was waived or the expense was borne, provided that no reimbursement payment will be made that would cause the Fund’s operating expenses to exceed the applicable expense limitations. Absent reimbursements or waivers, performance would have been lower. The Financial Highlights section of this report sets forth expense ratio data for the current reporting period; the expense ratios shown above may differ from the expense ratios in the Financial Highlights section since they are based on different time periods.

1	Inception date: 12/15/2014.

2

These share classes are offered at NAV to eligible investors and their SEC returns are the same as their NAV returns. Please note that these share classes are for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or investment advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Funds.

abfunds.com	AB MULTI-MANAGER SELECT RETIREMENT FUNDS | 21

HISTORICAL PERFORMANCE (continued)

AB MULTI-MANAGER SELECT 2015 FUND

SEC AVERAGE ANNUAL RETURNS

AS OF THE MOST RECENT CALENDAR QUARTER-END

DECEMBER 31, 2019 (unaudited)

SEC Returns (reflects applicable sales charges)

CLASS A SHARES

1 Year	9.47%

5 Years	4.15%

Since Inception[1]	4.47%

CLASS C SHARES

1 Year	12.59%

5 Years	4.29%

Since Inception[1]	4.59%

ADVISOR CLASS SHARES[2]

1 Year	14.53%

5 Years	5.33%

Since Inception[1]	5.63%

CLASS R SHARES[2]

1 Year	14.01%

5 Years	4.79%

Since Inception[1]	5.10%

CLASS K SHARES[2]

1 Year	14.25%

5 Years	5.05%

Since Inception[1]	5.36%

CLASS I SHARES[2]

1 Year	14.56%

5 Years	5.31%

Since Inception[1]	5.62%

CLASS Z SHARES[2]

1 Year	14.51%

5 Years	5.29%

Since Inception[1]	5.60%

1	Inception date: 12/15/2014.

2

Please note that these share classes are for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or investment advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Funds.

22 | AB MULTI-MANAGER SELECT RETIREMENT FUNDS	abfunds.com

HISTORICAL PERFORMANCE

AB MULTI-MANAGER SELECT 2020 FUND

AVERAGE ANNUAL RETURNS AS OF JANUARY 31, 2020 (unaudited)

	NAV Returns	SEC Returns (reflects applicable sales charges)

CLASS A SHARES

1 Year	9.61%	4.96%

5 Years	5.49%	4.57%

Since Inception[1]	5.63%	4.75%

CLASS C SHARES

1 Year	9.06%	8.06%

5 Years	4.72%	4.72%

Since Inception[1]	4.87%	4.87%

ADVISOR CLASS SHARES[2]

1 Year	9.94%	9.94%

5 Years	5.77%	5.77%

Since Inception[1]	5.91%	5.91%

CLASS R SHARES[2]

1 Year	9.49%	9.49%

5 Years	5.23%	5.23%

Since Inception[1]	5.37%	5.37%

CLASS K SHARES[2]

1 Year	9.67%	9.67%

5 Years	5.50%	5.50%

Since Inception[1]	5.64%	5.64%

CLASS I SHARES[2]

1 Year	9.97%	9.97%

5 Years	5.73%	5.73%

Since Inception[1]	5.86%	5.86%

CLASS Z SHARES[2]

1 Year	9.97%	9.97%

5 Years	5.77%	5.77%

Since Inception[1]	5.91%	5.91%

The Fund’s current prospectus fee table shows the Fund’s total annual operating expense ratios as 1.33%, 1.34%, 1.09%, 1.47%, 1.43%, 1.11% and 1.01% for Class A, Class C, Advisor Class, Class R, Class K, Class I and Class Z shares, respectively, gross of any fee waivers or expense reimbursements and inclusive of the Fund’s proportionate share of Underlying Portfolio fees and expenses. Contractual fee waivers and/or expense reimbursements limit the Fund’s annual operating expense ratios exclusive of acquired fund fees and expenses, interest expense, taxes, extraordinary expenses, and brokerage commissions and other transaction costs to 0.39%, 0.39%, 0.14%, 0.39%, 0.39%, 0.14% and 0.14% for Class A, Class C, Advisor Class, Class R, Class K, Class I and Class Z shares, respectively. These waivers/reimbursements may not be terminated before November 30, 2020 and may be extended by the Adviser for additional one-year terms. Any fees waived and expenses borne by the

(footnotes continued on next page)

abfunds.com	AB MULTI-MANAGER SELECT RETIREMENT FUNDS | 23

HISTORICAL PERFORMANCE (continued)

AB MULTI-MANAGER SELECT 2020 FUND

Adviser through January 5, 2016 under the expense limitation in effect prior to that date may be reimbursed by the Fund until the end of the third fiscal year after the fiscal period in which the fee was waived or the expense was borne, provided that no reimbursement payment will be made that would cause the Fund’s operating expenses to exceed the applicable expense limitations. Absent reimbursements or waivers, performance would have been lower. The Financial Highlights section of this report sets forth expense ratio data for the current reporting period; the expense ratios shown above may differ from the expense ratios in the Financial Highlights section since they are based on different time periods.

1	Inception date: 12/15/2014.

2

These share classes are offered at NAV to eligible investors and their SEC returns are the same as their NAV returns. Please note that these share classes are for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or investment advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Funds.

24 | AB MULTI-MANAGER SELECT RETIREMENT FUNDS	abfunds.com

HISTORICAL PERFORMANCE (continued)

AB MULTI-MANAGER SELECT 2020 FUND

SEC AVERAGE ANNUAL RETURNS

AS OF THE MOST RECENT CALENDAR QUARTER-END

DECEMBER 31, 2019 (unaudited)

SEC Returns (reflects applicable sales charges)

CLASS A SHARES

1 Year	10.55%

5 Years	4.57%

Since Inception[1]	4.96%

CLASS C SHARES

1 Year	13.80%

5 Years	4.71%

Since Inception[1]	5.09%

ADVISOR CLASS SHARES[2]

1 Year	15.79%

5 Years	5.77%

Since Inception[1]	6.15%

CLASS R SHARES[2]

1 Year	15.24%

5 Years	5.24%

Since Inception[1]	5.61%

CLASS K SHARES[2]

1 Year	15.51%

5 Years	5.51%

Since Inception[1]	5.88%

CLASS I SHARES[2]

1 Year	15.79%

5 Years	5.74%

Since Inception[1]	6.10%

CLASS Z SHARES[2]

1 Year	15.74%

5 Years	5.77%

Since Inception[1]	6.13%

1	Inception date: 12/15/2014.

2

Please note that these share classes are for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or investment advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Funds.

abfunds.com	AB MULTI-MANAGER SELECT RETIREMENT FUNDS | 25

HISTORICAL PERFORMANCE

AB MULTI-MANAGER SELECT 2025 FUND

AVERAGE ANNUAL RETURNS AS OF JANUARY 31, 2020 (unaudited)

	NAV Returns	SEC Returns (reflects applicable sales charges)

CLASS A SHARES

1 Year	10.35%	5.66%

5 Years	6.15%	5.22%

Since Inception[1]	6.28%	5.39%

CLASS C SHARES

1 Year	9.75%	8.75%

5 Years	5.43%	5.43%

Since Inception[1]	5.55%	5.55%

ADVISOR CLASS SHARES[2]

1 Year	10.65%	10.65%

5 Years	6.44%	6.44%

Since Inception[1]	6.56%	6.56%

CLASS R SHARES[2]

1 Year	10.18%	10.18%

5 Years	5.91%	5.91%

Since Inception[1]	6.03%	6.03%

CLASS K SHARES[2]

1 Year	10.43%	10.43%

5 Years	6.17%	6.17%

Since Inception[1]	6.30%	6.30%

CLASS I SHARES[2]

1 Year	10.57%	10.57%

5 Years	6.41%	6.41%

Since Inception[1]	6.54%	6.54%

CLASS Z SHARES[2]

1 Year	10.53%	10.53%

5 Years	6.42%	6.42%

Since Inception[1]	6.55%	6.55%

The Fund’s current prospectus fee table shows the Fund’s total annual operating expense ratios as 1.23%, 1.24%, 0.98%, 1.37%, 1.33%, 1.00% and 0.90% for Class A, Class C, Advisor Class, Class R, Class K, Class I and Class Z shares, respectively, gross of any fee waivers or expense reimbursements and inclusive of the Fund’s proportionate share of Underlying Portfolio fees and expenses. Contractual fee waivers and/or expense reimbursements limit the Fund’s annual operating expense ratios exclusive of acquired fund fees and expenses, interest expense, taxes, extraordinary expenses, and brokerage commissions and other transaction costs to 0.38%, 0.38%, 0.13%, 0.38%, 0.38%, 0.13% and 0.13% for Class A, Class C, Advisor Class, Class R, Class K, Class I and Class Z shares, respectively. These waivers/reimbursements may not be terminated before November 30, 2020 and may be extended by the Adviser for additional one-year terms. Any fees waived and expenses borne by the

(footnotes continued on next page)

26 | AB MULTI-MANAGER SELECT RETIREMENT FUNDS	abfunds.com

HISTORICAL PERFORMANCE (continued)

AB MULTI-MANAGER SELECT 2025 FUND

Adviser through January 5, 2016 under the expense limitation in effect prior to that date may be reimbursed by the Fund until the end of the third fiscal year after the fiscal period in which the fee was waived or the expense was borne, provided that no reimbursement payment will be made that would cause the Fund’s operating expenses to exceed the applicable expense limitations. Absent reimbursements or waivers, performance would have been lower. The Financial Highlights section of this report sets forth expense ratio data for the current reporting period; the expense ratios shown above may differ from the expense ratios in the Financial Highlights section since they are based on different time periods.

1	Inception date: 12/15/2014.

2

These share classes are offered at NAV to eligible investors and their SEC returns are the same as their NAV returns. Please note that these share classes are for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or investment advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Funds.

abfunds.com	AB MULTI-MANAGER SELECT RETIREMENT FUNDS | 27

HISTORICAL PERFORMANCE (continued)

AB MULTI-MANAGER SELECT 2025 FUND

SEC AVERAGE ANNUAL RETURNS

AS OF THE MOST RECENT CALENDAR QUARTER-END

DECEMBER 31, 2019 (unaudited)

SEC Returns (reflects applicable sales charges)

CLASS A SHARES

1 Year	12.13%

5 Years	5.21%

Since Inception[1]	5.65%

CLASS C SHARES

1 Year	15.43%

5 Years	5.40%

Since Inception[1]	5.82%

ADVISOR CLASS SHARES[2]

1 Year	17.47%

5 Years	6.43%

Since Inception[1]	6.85%

CLASS R SHARES[2]

1 Year	16.94%

5 Years	5.90%

Since Inception[1]	6.31%

CLASS K SHARES[2]

1 Year	17.16%

5 Years	6.18%

Since Inception[1]	6.59%

CLASS I SHARES[2]

1 Year	17.42%

5 Years	6.42%

Since Inception[1]	6.83%

CLASS Z SHARES[2]

1 Year	17.40%

5 Years	6.43%

Since Inception[1]	6.84%

1	Inception date: 12/15/2014.

2

Please note that these share classes are for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or investment advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Funds.

28 | AB MULTI-MANAGER SELECT RETIREMENT FUNDS	abfunds.com

HISTORICAL PERFORMANCE

AB MULTI-MANAGER SELECT 2030 FUND

AVERAGE ANNUAL RETURNS AS OF JANUARY 31, 2020 (unaudited)

	NAV Returns	SEC Returns (reflects applicable sales charges)

CLASS A SHARES

1 Year	10.75%	6.04%

5 Years	6.85%	5.93%

Since Inception[1]	6.94%	6.05%

CLASS C SHARES

1 Year	10.15%	9.15%

5 Years	6.14%	6.14%

Since Inception[1]	6.23%	6.23%

ADVISOR CLASS SHARES[2]

1 Year	11.08%	11.08%

5 Years	7.14%	7.14%

Since Inception[1]	7.24%	7.24%

CLASS R SHARES[2]

1 Year	10.53%	10.53%

5 Years	6.59%	6.59%

Since Inception[1]	6.69%	6.69%

CLASS K SHARES[2]

1 Year	10.74%	10.74%

5 Years	6.86%	6.86%

Since Inception[1]	6.95%	6.95%

CLASS I SHARES[2]

1 Year	11.06%	11.06%

5 Years	7.14%	7.14%

Since Inception[1]	7.23%	7.23%

CLASS Z SHARES[2]

1 Year	11.14%	11.14%

5 Years	7.15%	7.15%

Since Inception[1]	7.24%	7.24%

The Fund’s current prospectus fee table shows the Fund’s total annual operating expense ratios as 1.23%, 1.24%, 0.98%, 1.40%, 1.33%, 1.01% and 0.92% for Class A, Class C, Advisor Class, Class R, Class K, Class I and Class Z shares, respectively, gross of any fee waivers or expense reimbursements and inclusive of the Fund’s proportionate share of Underlying Portfolio fees and expenses. Contractual fee waivers and/or expense reimbursements limit the Fund’s annual operating expense ratios exclusive of acquired fund fees and expenses, interest expense, taxes, extraordinary expenses, and brokerage commissions and other transaction costs to 0.39%, 0.39%, 0.14%, 0.39%, 0.39%, 0.14% and 0.14% for Class A, Class C, Advisor Class, Class R, Class K, Class I and Class Z shares, respectively. These waivers/reimbursements may not be terminated before November 30, 2020 and may be extended by the Adviser for additional one-year terms. Any fees waived and expenses borne by the

(footnotes continued on next page)

abfunds.com	AB MULTI-MANAGER SELECT RETIREMENT FUNDS | 29

HISTORICAL PERFORMANCE (continued)

AB MULTI-MANAGER SELECT 2030 FUND

Adviser through January 5, 2016 under the expense limitation in effect prior to that date may be reimbursed by the Fund until the end of the third fiscal year after the fiscal period in which the fee was waived or the expense was borne, provided that no reimbursement payment will be made that would cause the Fund’s operating expenses to exceed the applicable expense limitations. Absent reimbursements or waivers, performance would have been lower. The Financial Highlights section of this report sets forth expense ratio data for the current reporting period; the expense ratios shown above may differ from the expense ratios in the Financial Highlights section since they are based on different time periods.

1	Inception date: 12/15/2014.

2

These share classes are offered at NAV to eligible investors and their SEC returns are the same as their NAV returns. Please note that these share classes are for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or investment advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Funds.

30 | AB MULTI-MANAGER SELECT RETIREMENT FUNDS	abfunds.com

HISTORICAL PERFORMANCE (continued)

AB MULTI-MANAGER SELECT 2030 FUND

SEC AVERAGE ANNUAL RETURNS

AS OF THE MOST RECENT CALENDAR QUARTER-END

DECEMBER 31, 2019 (unaudited)

SEC Returns (reflects applicable sales charges)

CLASS A SHARES

1 Year	13.65%

5 Years	5.93%

Since Inception[1]	6.42%

CLASS C SHARES

1 Year	16.87%

5 Years	6.11%

Since Inception[1]	6.58%

ADVISOR CLASS SHARES[2]

1 Year	19.00%

5 Years	7.16%

Since Inception[1]	7.63%

CLASS R SHARES[2]

1 Year	18.41%

5 Years	6.58%

Since Inception[1]	7.06%

CLASS K SHARES[2]

1 Year	18.60%

5 Years	6.85%

Since Inception[1]	7.33%

CLASS I SHARES[2]

1 Year	19.05%

5 Years	7.13%

Since Inception[1]	7.61%

CLASS Z SHARES[2]

1 Year	19.05%

5 Years	7.14%

Since Inception[1]	7.62%

1	Inception date: 12/15/2014.

2

Please note that these share classes are for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or investment advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Funds.

abfunds.com	AB MULTI-MANAGER SELECT RETIREMENT FUNDS | 31

HISTORICAL PERFORMANCE

AB MULTI-MANAGER SELECT 2035 FUND

AVERAGE ANNUAL RETURNS AS OF JANUARY 31, 2020 (unaudited)

	NAV Returns	SEC Returns (reflects applicable sales charges)

CLASS A SHARES

1 Year	11.85%	7.08%

5 Years	7.53%	6.60%

Since Inception[1]	7.60%	6.70%

CLASS C SHARES

1 Year	11.21%	10.21%

5 Years	6.75%	6.75%

Since Inception[1]	6.82%	6.82%

ADVISOR CLASS SHARES[2]

1 Year	12.23%	12.23%

5 Years	7.79%	7.79%

Since Inception[1]	7.88%	7.88%

CLASS R SHARES[2]

1 Year	11.57%	11.57%

5 Years	7.25%	7.25%

Since Inception[1]	7.32%	7.32%

CLASS K SHARES[2]

1 Year	11.82%	11.82%

5 Years	7.53%	7.53%

Since Inception[1]	7.59%	7.59%

CLASS I SHARES[2]

1 Year	12.12%	12.12%

5 Years	7.78%	7.78%

Since Inception[1]	7.84%	7.84%

CLASS Z SHARES[2]

1 Year	12.12%	12.12%

5 Years	7.80%	7.80%

Since Inception[1]	7.86%	7.86%

The Fund’s current prospectus fee table shows the Fund’s total annual operating expense ratios as 1.25%, 1.27%, 1.01%, 1.37%, 1.32%, 1.00% and 0.94% for Class A, Class C, Advisor Class, Class R, Class K, Class I and Class Z shares, respectively, gross of any fee waivers or expense reimbursements and inclusive of the Fund’s proportionate share of Underlying Portfolio fees and expenses. Contractual fee waivers and/or expense reimbursements limit the Fund’s annual operating expense ratios exclusive of acquired fund fees and expenses, interest expense, taxes, extraordinary expenses, and brokerage commissions and other transaction costs to 0.40%, 0.40%, 0.15%, 0.40%, 0.40%, 0.15% and 0.15% for Class A, Class C, Advisor Class, Class R, Class K, Class I and Class Z shares, respectively. These waivers/reimbursements may not be terminated before November 30, 2020 and may be extended by the Adviser for additional one-year terms. Any fees waived and expenses borne by the

(footnotes continued on next page)

32 | AB MULTI-MANAGER SELECT RETIREMENT FUNDS	abfunds.com

HISTORICAL PERFORMANCE (continued)

AB MULTI-MANAGER SELECT 2035 FUND

Adviser through January 5, 2016 under the expense limitation in effect prior to that date may be reimbursed by the Fund until the end of the third fiscal year after the fiscal period in which the fee was waived or the expense was borne, provided that no reimbursement payment will be made that would cause the Fund’s operating expenses to exceed the applicable expense limitations. Absent reimbursements or waivers, performance would have been lower. The Financial Highlights section of this report sets forth expense ratio data for the current reporting period; the expense ratios shown above may differ from the expense ratios in the Financial Highlights section since they are based on different time periods.

1	Inception date: 12/15/2014.

2

These share classes are offered at NAV to eligible investors and their SEC returns are the same as their NAV returns. Please note that these share classes are for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or investment advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Funds.

abfunds.com	AB MULTI-MANAGER SELECT RETIREMENT FUNDS | 33

HISTORICAL PERFORMANCE (continued)

AB MULTI-MANAGER SELECT 2035 FUND

SEC AVERAGE ANNUAL RETURNS

AS OF THE MOST RECENT CALENDAR QUARTER-END

DECEMBER 31, 2019 (unaudited)

SEC Returns (reflects applicable sales charges)

CLASS A SHARES

1 Year	15.65%

5 Years	6.57%

Since Inception[1]	7.12%

CLASS C SHARES

1 Year	18.98%

5 Years	6.70%

Since Inception[1]	7.24%

ADVISOR CLASS SHARES[2]

1 Year	21.09%

5 Years	7.77%

Since Inception[1]	8.31%

CLASS R SHARES[2]

1 Year	20.55%

5 Years	7.22%

Since Inception[1]	7.77%

CLASS K SHARES[2]

1 Year	20.66%

5 Years	7.50%

Since Inception[1]	8.03%

CLASS I SHARES[2]

1 Year	21.09%

5 Years	7.77%

Since Inception[1]	8.30%

CLASS Z SHARES[2]

1 Year	21.11%

5 Years	7.78%

Since Inception[1]	8.30%

1	Inception date: 12/15/2014.

2

Please note that these share classes are for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or investment advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Funds.

34 | AB MULTI-MANAGER SELECT RETIREMENT FUNDS	abfunds.com

HISTORICAL PERFORMANCE

AB MULTI-MANAGER SELECT 2040 FUND

AVERAGE ANNUAL RETURNS AS OF JANUARY 31, 2020 (unaudited)

	NAV Returns	SEC Returns (reflects applicable sales charges)

CLASS A SHARES

1 Year	12.57%	7.80%

5 Years	7.89%	6.95%

Since Inception[1]	7.91%	7.01%

CLASS C SHARES

1 Year	11.88%	10.88%

5 Years	7.15%	7.15%

Since Inception[1]	7.16%	7.16%

ADVISOR CLASS SHARES[2]

1 Year	12.91%	12.91%

5 Years	8.17%	8.17%

Since Inception[1]	8.18%	8.18%

CLASS R SHARES[2]

1 Year	12.24%	12.24%

5 Years	7.63%	7.63%

Since Inception[1]	7.66%	7.66%

CLASS K SHARES[2]

1 Year	12.55%	12.55%

5 Years	7.91%	7.91%

Since Inception[1]	7.93%	7.93%

CLASS I SHARES[2]

1 Year	12.85%	12.85%

5 Years	8.15%	8.15%

Since Inception[1]	8.17%	8.17%

CLASS Z SHARES[2]

1 Year	12.85%	12.85%

5 Years	8.18%	8.18%

Since Inception[1]	8.19%	8.19%

The Fund’s current prospectus fee table shows the Fund’s total annual operating expense ratios as 1.38%, 1.39%, 1.14%, 1.49%, 1.43%, 1.11% and 1.02% for Class A, Class C, Advisor Class, Class R, Class K, Class I and Class Z shares, respectively, gross of any fee waivers or expense reimbursements and inclusive of the Fund’s proportionate share of Underlying Portfolio fees and expenses. Contractual fee waivers and/or expense reimbursements limit the Fund’s annual operating expense ratios exclusive of acquired fund fees and expenses, interest expense, taxes, extraordinary expenses, and brokerage commissions and other transaction costs to 0.41%, 0.41%, 0.16%, 0.41%, 0.41%, 0.16% and 0.16% for Class A, Class C, Advisor Class, Class R, Class K, Class I and Class Z shares, respectively. These waivers/reimbursements may not be terminated before November 30, 2020 and may be extended by the Adviser for additional one-year terms. Any fees waived and expenses borne by the

(footnotes continued on next page)

abfunds.com	AB MULTI-MANAGER SELECT RETIREMENT FUNDS | 35

HISTORICAL PERFORMANCE (continued)

AB MULTI-MANAGER SELECT 2040 FUND

Adviser through January 5, 2016 under the expense limitation in effect prior to that date may be reimbursed by the Fund until the end of the third fiscal year after the fiscal period in which the fee was waived or the expense was borne, provided that no reimbursement payment will be made that would cause the Fund’s operating expenses to exceed the applicable expense limitations. Absent reimbursements or waivers, performance would have been lower. The Financial Highlights section of this report sets forth expense ratio data for the current reporting period; the expense ratios shown above may differ from the expense ratios in the Financial Highlights section since they are based on different time periods.

1	Inception date: 12/15/2014.

2

These share classes are offered at NAV to eligible investors and their SEC returns are the same as their NAV returns. Please note that these share classes are for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or investment advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Funds.

36 | AB MULTI-MANAGER SELECT RETIREMENT FUNDS	abfunds.com

HISTORICAL PERFORMANCE (continued)

AB MULTI-MANAGER SELECT 2040 FUND

SEC AVERAGE ANNUAL RETURNS

AS OF THE MOST RECENT CALENDAR QUARTER-END

DECEMBER 31, 2019 (unaudited)

SEC Returns (reflects applicable sales charges)

CLASS A SHARES

1 Year	17.20%

5 Years	6.91%

Since Inception[1]	7.50%

CLASS C SHARES

1 Year	20.64%

5 Years	7.08%

Since Inception[1]	7.66%

ADVISOR CLASS SHARES[2]

1 Year	22.63%

5 Years	8.11%

Since Inception[1]	8.68%

CLASS R SHARES[2]

1 Year	22.10%

5 Years	7.60%

Since Inception[1]	8.17%

CLASS K SHARES[2]

1 Year	22.40%

5 Years	7.86%

Since Inception[1]	8.43%

CLASS I SHARES[2]

1 Year	22.69%

5 Years	8.09%

Since Inception[1]	8.67%

CLASS Z SHARES[2]

1 Year	22.64%

5 Years	8.12%

Since Inception[1]	8.70%

1	Inception date: 12/15/2014.

2

Please note that these share classes are for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or investment advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Funds.

abfunds.com	AB MULTI-MANAGER SELECT RETIREMENT FUNDS | 37

HISTORICAL PERFORMANCE

AB MULTI-MANAGER SELECT 2045 FUND

AVERAGE ANNUAL RETURNS AS OF JANUARY 31, 2020 (unaudited)

	NAV Returns	SEC Returns (reflects applicable sales charges)

CLASS A SHARES

1 Year	12.95%	8.15%

5 Years	8.01%	7.08%

Since Inception[1]	8.07%	7.17%

CLASS C SHARES

1 Year	12.36%	11.36%

5 Years	7.26%	7.26%

Since Inception[1]	7.31%	7.31%

ADVISOR CLASS SHARES[2]

1 Year	13.28%	13.28%

5 Years	8.29%	8.29%

Since Inception[1]	8.35%	8.35%

CLASS R SHARES[2]

1 Year	12.83%	12.83%

5 Years	7.77%	7.77%

Since Inception[1]	7.82%	7.82%

CLASS K SHARES[2]

1 Year	12.97%	12.97%

5 Years	8.02%	8.02%

Since Inception[1]	8.09%	8.09%

CLASS I SHARES[2]

1 Year	13.27%	13.27%

5 Years	8.27%	8.27%

Since Inception[1]	8.33%	8.33%

CLASS Z SHARES[2]

1 Year	13.26%	13.26%

5 Years	8.28%	8.28%

Since Inception[1]	8.34%	8.34%

The Fund’s current prospectus fee table shows the Fund’s total annual operating expense ratios as 1.45%, 1.47%, 1.23%, 1.55%, 1.47%, 1.15% and 1.07% for Class A, Class C, Advisor Class, Class R, Class K, Class I and Class Z shares, respectively, gross of any fee waivers or expense reimbursements and inclusive of the Fund’s proportionate share of Underlying Portfolio fees and expenses. Contractual fee waivers and/or expense reimbursements limit the Fund’s annual operating expense ratios exclusive of acquired fund fees and expenses, interest expense, taxes, extraordinary expenses, and brokerage commissions and other transaction costs to 0.42%, 0.42%, 0.17%, 0.42%, 0.42%, 0.17% and 0.17% for Class A, Class C, Advisor Class, Class R, Class K, Class I and Class Z shares, respectively. These waivers/reimbursements may not be terminated before November 30, 2020 and may be extended by the Adviser for additional one-year terms. Any fees waived and expenses borne by the

(footnotes continued on next page)

38 | AB MULTI-MANAGER SELECT RETIREMENT FUNDS	abfunds.com

HISTORICAL PERFORMANCE (continued)

AB MULTI-MANAGER SELECT 2045 FUND

Adviser through January 5, 2016 under the expense limitation in effect prior to that date may be reimbursed by the Fund until the end of the third fiscal year after the fiscal period in which the fee was waived or the expense was borne, provided that no reimbursement payment will be made that would cause the Fund’s operating expenses to exceed the applicable expense limitations. Absent reimbursements or waivers, performance would have been lower. The Financial Highlights section of this report sets forth expense ratio data for the current reporting period; the expense ratios shown above may differ from the expense ratios in the Financial Highlights section since they are based on different time periods.

1	Inception date: 12/15/2014.

2

These share classes are offered at NAV to eligible investors and their SEC returns are the same as their NAV returns. Please note that these share classes are for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or investment advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Funds.

abfunds.com	AB MULTI-MANAGER SELECT RETIREMENT FUNDS | 39

HISTORICAL PERFORMANCE (continued)

AB MULTI-MANAGER SELECT 2045 FUND

SEC AVERAGE ANNUAL RETURNS

AS OF THE MOST RECENT CALENDAR QUARTER-END

DECEMBER 31, 2019 (unaudited)

SEC Returns (reflects applicable sales charges)

CLASS A SHARES

1 Year	17.92%

5 Years	7.09%

Since Inception[1]	7.67%

CLASS C SHARES

1 Year	21.32%

5 Years	7.22%

Since Inception[1]	7.80%

ADVISOR CLASS SHARES[2]

1 Year	23.37%

5 Years	8.29%

Since Inception[1]	8.86%

CLASS R SHARES[2]

1 Year	22.80%

5 Years	7.74%

Since Inception[1]	8.31%

CLASS K SHARES[2]

1 Year	23.04%

5 Years	8.03%

Since Inception[1]	8.60%

CLASS I SHARES[2]

1 Year	23.41%

5 Years	8.27%

Since Inception[1]	8.85%

CLASS Z SHARES[2]

1 Year	23.40%

5 Years	8.27%

Since Inception[1]	8.85%

1	Inception date: 12/15/2014.

2

Please note that these share classes are for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or investment advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Funds.

40 | AB MULTI-MANAGER SELECT RETIREMENT FUNDS	abfunds.com

HISTORICAL PERFORMANCE

AB MULTI-MANAGER SELECT 2050 FUND

AVERAGE ANNUAL RETURNS AS OF JANUARY 31, 2020 (unaudited)

	NAV Returns	SEC Returns (reflects applicable sales charges)

CLASS A SHARES

1 Year	13.21%	8.40%

5 Years	8.07%	7.14%

Since Inception[1]	8.14%	7.24%

CLASS C SHARES

1 Year	12.52%	11.52%

5 Years	7.27%	7.27%

Since Inception[1]	7.35%	7.35%

ADVISOR CLASS SHARES[2]

1 Year	13.53%	13.53%

5 Years	8.31%	8.31%

Since Inception[1]	8.40%	8.40%

CLASS R SHARES[2]

1 Year	12.95%	12.95%

5 Years	7.80%	7.80%

Since Inception[1]	7.88%	7.88%

CLASS K SHARES[2]

1 Year	13.24%	13.24%

5 Years	8.06%	8.06%

Since Inception[1]	8.14%	8.14%

CLASS I SHARES[2]

1 Year	13.54%	13.54%

5 Years	8.32%	8.32%

Since Inception[1]	8.41%	8.41%

CLASS Z SHARES[2]

1 Year	13.51%	13.51%

5 Years	8.32%	8.32%

Since Inception[1]	8.41%	8.41%

The Fund’s current prospectus fee table shows the Fund’s total annual operating expense ratios as 2.04%, 2.09%, 1.79%, 2.01%, 1.95%, 1.64% and 1.56% for Class A, Class C, Advisor Class, Class R, Class K, Class I and Class Z shares, respectively, gross of any fee waivers or expense reimbursements and inclusive of the Fund’s proportionate share of Underlying Portfolio fees and expenses. Contractual fee waivers and/or expense reimbursements limit the Fund’s annual operating expense ratios exclusive of acquired fund fees and expenses, interest expense, taxes, extraordinary expenses, and brokerage commissions and other transaction costs to 0.41%, 0.41%, 0.16%, 0.41%, 0.41%, 0.16% and 0.16% for Class A, Class C, Advisor Class, Class R, Class K, Class I and Class Z shares, respectively. These waivers/reimbursements may not be terminated before November 30, 2020 and may be extended by the Adviser for additional one-year terms. Any fees waived and expenses borne by the

(footnotes continued on next page)

abfunds.com	AB MULTI-MANAGER SELECT RETIREMENT FUNDS | 41

HISTORICAL PERFORMANCE (continued)

AB MULTI-MANAGER SELECT 2050 FUND

Adviser through January 5, 2016 under the expense limitation in effect prior to that date may be reimbursed by the Fund until the end of the third fiscal year after the fiscal period in which the fee was waived or the expense was borne, provided that no reimbursement payment will be made that would cause the Fund’s operating expenses to exceed the applicable expense limitations. Absent reimbursements or waivers, performance would have been lower. The Financial Highlights section of this report sets forth expense ratio data for the current reporting period; the expense ratios shown above may differ from the expense ratios in the Financial Highlights section since they are based on different time periods.

1	Inception date: 12/15/2014.

2

These share classes are offered at NAV to eligible investors and their SEC returns are the same as their NAV returns. Please note that these share classes are for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or investment advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Funds.

42 | AB MULTI-MANAGER SELECT RETIREMENT FUNDS	abfunds.com

HISTORICAL PERFORMANCE (continued)

AB MULTI-MANAGER SELECT 2050 FUND

SEC AVERAGE ANNUAL RETURNS

AS OF THE MOST RECENT CALENDAR QUARTER-END

DECEMBER 31, 2019 (unaudited)

SEC Returns (reflects applicable sales charges)

CLASS A SHARES

1 Year	18.19%

5 Years	7.13%

Since Inception[1]	7.73%

CLASS C SHARES

1 Year	21.72%

5 Years	7.28%

Since Inception[1]	7.85%

ADVISOR CLASS SHARES[2]

1 Year	23.70%

5 Years	8.33%

Since Inception[1]	8.91%

CLASS R SHARES[2]

1 Year	23.18%

5 Years	7.80%

Since Inception[1]	8.39%

CLASS K SHARES[2]

1 Year	23.46%

5 Years	8.04%

Since Inception[1]	8.63%

CLASS I SHARES[2]

1 Year	23.77%

5 Years	8.33%

Since Inception[1]	8.92%

CLASS Z SHARES[2]

1 Year	23.77%

5 Years	8.32%

Since Inception[1]	8.91%

1	Inception date: 12/15/2014.

2

Please note that these share classes are for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or investment advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Funds.

abfunds.com	AB MULTI-MANAGER SELECT RETIREMENT FUNDS | 43

HISTORICAL PERFORMANCE

AB MULTI-MANAGER SELECT 2055 FUND

AVERAGE ANNUAL RETURNS AS OF JANUARY 31, 2020 (unaudited)

	NAV Returns	SEC Returns (reflects applicable sales charges)

CLASS A SHARES

1 Year	13.24%	8.46%

5 Years	7.92%	6.99%

Since Inception[1]	8.02%	7.12%

CLASS C SHARES

1 Year	12.63%	11.63%

5 Years	7.17%	7.17%

Since Inception[1]	7.26%	7.26%

ADVISOR CLASS SHARES[2]

1 Year	13.49%	13.49%

5 Years	8.19%	8.19%

Since Inception[1]	8.28%	8.28%

CLASS R SHARES[2]

1 Year	13.01%	13.01%

5 Years	7.66%	7.66%

Since Inception[1]	7.77%	7.77%

CLASS K SHARES[2]

1 Year	13.33%	13.33%

5 Years	7.93%	7.93%

Since Inception[1]	8.03%	8.03%

CLASS I SHARES[2]

1 Year	13.58%	13.58%

5 Years	8.19%	8.19%

Since Inception[1]	8.29%	8.29%

CLASS Z SHARES[2]

1 Year	13.59%	13.59%

5 Years	8.20%	8.20%

Since Inception[1]	8.30%	8.30%

The Fund’s current prospectus fee table shows the Fund’s total annual operating expense ratios as 1.94%, 1.98%, 1.70%, 1.89%, 1.84%, 1.53% and 1.43% for Class A, Class C, Advisor Class, Class R, Class K, Class I and Class Z shares, respectively, gross of any fee waivers or expense reimbursements and inclusive of the Fund’s proportionate share of Underlying Portfolio fees and expenses. Contractual fee waivers and/or expense reimbursements limit the Fund’s annual operating expense ratios exclusive of acquired fund fees and expenses, interest expense, taxes, extraordinary expenses, and brokerage commissions and other transaction costs to 0.41%, 0.41%, 0.16%, 0.41%, 0.41%, 0.16% and 0.16% for Class A, Class C, Advisor Class, Class R, Class K, Class I and Class Z shares, respectively. These waivers/reimbursements may not be terminated before November 30, 2020 and may be extended by the Adviser for additional one-year terms. Any fees waived and expenses borne by the

(footnotes continued on next page)

44 | AB MULTI-MANAGER SELECT RETIREMENT FUNDS	abfunds.com

HISTORICAL PERFORMANCE (continued)

AB MULTI-MANAGER SELECT 2055 FUND

Adviser through January 5, 2016 under the expense limitation in effect prior to that date may be reimbursed by the Fund until the end of the third fiscal year after the fiscal period in which the fee was waived or the expense was borne, provided that no reimbursement payment will be made that would cause the Fund’s operating expenses to exceed the applicable expense limitations. Absent reimbursements or waivers, performance would have been lower. The Financial Highlights section of this report sets forth expense ratio data for the current reporting period; the expense ratios shown above may differ from the expense ratios in the Financial Highlights section since they are based on different time periods.

1	Inception date: 12/15/2014.

2

These share classes are offered at NAV to eligible investors and their SEC returns are the same as their NAV returns. Please note that these share classes are for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or investment advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Funds.

abfunds.com	AB MULTI-MANAGER SELECT RETIREMENT FUNDS | 45

HISTORICAL PERFORMANCE (continued)

AB MULTI-MANAGER SELECT 2055 FUND

SEC AVERAGE ANNUAL RETURNS

AS OF THE MOST RECENT CALENDAR QUARTER-END

DECEMBER 31, 2019 (unaudited)

SEC Returns (reflects applicable sales charges)

CLASS A SHARES

1 Year	18.29%

5 Years	7.01%

Since Inception[1]	7.61%

CLASS C SHARES

1 Year	21.74%

5 Years	7.18%

Since Inception[1]	7.75%

ADVISOR CLASS SHARES[2]

1 Year	23.80%

5 Years	8.21%

Since Inception[1]	8.79%

CLASS R SHARES[2]

1 Year	23.24%

5 Years	7.69%

Since Inception[1]	8.27%

CLASS K SHARES[2]

1 Year	23.54%

5 Years	7.95%

Since Inception[1]	8.54%

CLASS I SHARES[2]

1 Year	23.80%

5 Years	8.21%

Since Inception[1]	8.80%

CLASS Z SHARES[2]

1 Year	23.84%

5 Years	8.22%

Since Inception[1]	8.81%

1	Inception date: 12/15/2014.

2

Please note that these share classes are for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or investment advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Funds.

46 | AB MULTI-MANAGER SELECT RETIREMENT FUNDS	abfunds.com

HISTORICAL PERFORMANCE

AB MULTI-MANAGER SELECT 2060 FUND

AVERAGE ANNUAL RETURNS AS OF JANUARY 31, 2020 (unaudited)

	NAV Returns	SEC Returns (reflects applicable sales charges)

CLASS A SHARES

Since Inception[1]	13.88%	9.07%

CLASS C SHARES

Since Inception[1]	13.23%	12.23%

ADVISOR CLASS SHARES[2]

Since Inception[1]	14.15%	14.15%

CLASS R SHARES[2]

Since Inception[1]	13.54%	13.54%

CLASS K SHARES[2]

Since Inception[1]	13.88%	13.88%

CLASS I SHARES[2]

Since Inception[1]	14.10%	14.10%

CLASS Z SHARES[2]

Since Inception[1]	14.20%	14.20%

The Fund’s current prospectus fee table shows the Fund’s total annual operating expense ratios as 145.62%, 150.17%, 152.89%, 152.56%, 135.39%, 152.25% and 53.05% for Class A, Class C, Advisor Class, Class R, Class K, Class I and Class Z shares, respectively, gross of any fee waivers or expense reimbursements and inclusive of the Fund’s proportionate share of Underlying Portfolio fees and expenses. Contractual fee waivers and/or expense reimbursements limit the Fund’s annual operating expense ratios exclusive of acquired fund fees and expenses, interest expense, taxes, extraordinary expenses, and brokerage commissions and other transaction costs to 0.38%, 0.38%, 0.13%, 0.38%, 0.38%, 0.13% and 0.13% for Class A, Class C, Advisor Class, Class R, Class K, Class I and Class Z shares, respectively. These waivers/reimbursements may not be terminated before February 1, 2021 and may be extended by the Adviser for additional one-year terms. Any fees waived and expenses borne by the Adviser may be reimbursed by the Fund until the end of the third fiscal year after the fiscal period in which the fee was waived or the expense was borne, provided that no reimbursement payment will be made that would cause the Fund’s operating expenses to exceed the applicable expense limitations. Absent reimbursements or waivers, performance would have been lower. The Financial Highlights section of this report sets forth expense ratio data for the current reporting period; the expense ratios shown above may differ from the expense ratios in the Financial Highlights section since they are based on different time periods.

1	Inception date: 2/1/2019.

2

These share classes are offered at NAV to eligible investors and their SEC returns are the same as their NAV returns. Please note that these share classes are for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or investment advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Funds.

abfunds.com	AB MULTI-MANAGER SELECT RETIREMENT FUNDS | 47

HISTORICAL PERFORMANCE (continued)

AB MULTI-MANAGER SELECT 2060 FUND

SEC AVERAGE ANNUAL RETURNS

AS OF THE MOST RECENT CALENDAR QUARTER-END

DECEMBER 31, 2019 (unaudited)

SEC Returns (reflects applicable sales charges)

CLASS A SHARES

Since Inception[1]	11.00%

CLASS C SHARES

Since Inception[1]	14.24%

ADVISOR CLASS SHARES[2]

Since Inception[1]	16.17%

CLASS R SHARES[2]

Since Inception[1]	15.66%

CLASS K SHARES[2]

Since Inception[1]	15.91%

CLASS I SHARES[2]

Since Inception[1]	16.12%

CLASS Z SHARES[2]

Since Inception[1]	16.13%

1	Inception date: 2/1/2019.

2

Please note that these share classes are for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or investment advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Funds.

48 | AB MULTI-MANAGER SELECT RETIREMENT FUNDS	abfunds.com

EXPENSE EXAMPLE

(unaudited)

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions and (2) ongoing costs, including management fees; distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses

The first line of each table below provides information about actual account values and actual expenses. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. Each Fund will indirectly bear its pro rata share of the expenses incurred by the Underlying Portfolios in which the Fund invests. These expenses are not included in the table below.

Hypothetical Example for Comparison Purposes

The first line of each table below also provides information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. Each Fund will indirectly bear its pro rata share of the expenses incurred by the Underlying Portfolios in which the Fund invests. These expenses are not included in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or contingent deferred sales charges on redemptions. Therefore, the hypothetical example is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

abfunds.com	AB MULTI-MANAGER SELECT RETIREMENT FUNDS | 49

EXPENSE EXAMPLE (continued)

(unaudited)

AB Multi-Manager Select Retirement Allocation Fund

	Beginning Account Value August 1, 2019	Ending Account Value January 31, 2020	Expenses Paid During Period*	Annualized Expense Ratio*	Total Expenses Paid During Period+	Total Annualized Expense Ratio+
Class A
Actual	$1,000	$1,034.10	$2.35	0.46%	$4.45	0.87%
Hypothetical**	$1,000	$1,022.82	$2.34	0.46%	$4.42	0.87%
Class C
Actual	$1,000	$1,032.00	$4.49	0.88%	$6.59	1.29%
Hypothetical**	$1,000	$1,020.71	$4.47	0.88%	$6.55	1.29%
Advisor Class
Actual	$1,000	$1,035.10	$1.07	0.21%	$3.17	0.62%
Hypothetical**	$1,000	$1,024.08	$1.07	0.21%	$3.15	0.62%
Class R
Actual	$1,000	$1,033.50	$3.07	0.60%	$5.16	1.01%
Hypothetical**	$1,000	$1,022.12	$3.05	0.60%	$5.13	1.01%
Class K
Actual	$1,000	$1,034.80	$2.35	0.46%	$4.45	0.87%
Hypothetical**	$1,000	$1,022.82	$2.34	0.46%	$4.42	0.87%
Class I
Actual	$1,000	$1,036.30	$1.13	0.22%	$3.22	0.63%
Hypothetical**	$1,000	$1,024.03	$1.12	0.22%	$3.20	0.63%
Class Z
Actual	$1,000	$1,035.30	$1.07	0.21%	$3.17	0.62%
Hypothetical**	$1,000	$1,024.08	$1.07	0.21%	$3.15	0.62%

AB Multi-Manager Select 2010 Fund

	Beginning Account Value August 1, 2019	Ending Account Value January 31, 2020	Expenses Paid During Period*	Annualized Expense Ratio*	Total Expenses Paid During Period+	Total Annualized Expense Ratio+
Class A
Actual	$1,000	$1,039.10	$2.15	0.42%	$4.61	0.90%
Hypothetical**	$1,000	$1,023.03	$2.14	0.42%	$4.57	0.90%
Class C
Actual	$1,000	$1,036.40	$4.61	0.90%	$7.06	1.38%
Hypothetical**	$1,000	$1,020.61	$4.57	0.90%	$7.00	1.38%
Advisor Class
Actual	$1,000	$1,040.30	$0.87	0.17%	$3.33	0.65%
Hypothetical**	$1,000	$1,024.28	$0.87	0.17%	$3.30	0.65%
Class R
Actual	$1,000	$1,038.60	$2.82	0.55%	$5.28	1.03%
Hypothetical**	$1,000	$1,022.37	$2.80	0.55%	$5.24	1.03%
Class K
Actual	$1,000	$1,039.40	$2.15	0.42%	$4.61	0.90%
Hypothetical**	$1,000	$1,023.03	$2.14	0.42%	$4.57	0.90%

50 | AB MULTI-MANAGER SELECT RETIREMENT FUNDS	abfunds.com

EXPENSE EXAMPLE (continued)

(unaudited)

	Beginning Account Value August 1, 2019	Ending Account Value January 31, 2020	Expenses Paid During Period*	Annualized Expense Ratio*	Total Expenses Paid During Period+	Total Annualized Expense Ratio+
Class I
Actual	$1,000	$1,040.30	$0.82	0.16%	$3.28	0.64%
Hypothetical**	$1,000	$1,024.33	$0.81	0.16%	$3.25	0.64%
Class Z
Actual	$1,000	$1,042.00	$0.87	0.17%	$3.34	0.65%
Hypothetical**	$1,000	$1,024.28	$0.87	0.17%	$3.30	0.65%

AB Multi-Manager Select 2015 Fund

	Beginning Account Value August 1, 2019	Ending Account Value January 31, 2020	Expenses Paid During Period*	Annualized Expense Ratio*	Total Expenses Paid During Period+	Total Annualized Expense Ratio+
Class A
Actual	$1,000	$1,039.10	$1.95	0.38%	$4.51	0.88%
Hypothetical**	$1,000	$1,023.23	$1.93	0.38%	$4.47	0.88%
Class C
Actual	$1,000	$1,037.70	$4.30	0.84%	$6.86	1.34%
Hypothetical**	$1,000	$1,020.91	$4.27	0.84%	$6.80	1.34%
Advisor Class
Actual	$1,000	$1,040.90	$0.62	0.12%	$3.18	0.62%
Hypothetical**	$1,000	$1,024.53	$0.61	0.12%	$3.16	0.62%
Class R
Actual	$1,000	$1,037.90	$2.66	0.52%	$5.23	1.02%
Hypothetical**	$1,000	$1,022.52	$2.64	0.52%	$5.18	1.02%
Class K
Actual	$1,000	$1,040.10	$1.95	0.38%	$4.51	0.88%
Hypothetical**	$1,000	$1,023.23	$1.93	0.38%	$4.47	0.88%
Class I
Actual	$1,000	$1,041.70	$0.67	0.13%	$3.23	0.63%
Hypothetical**	$1,000	$1,024.48	$0.66	0.13%	$3.20	0.63%
Class Z
Actual	$1,000	$1,040.80	$0.67	0.13%	$3.23	0.63%
Hypothetical**	$1,000	$1,024.48	$0.66	0.13%	$3.20	0.63%

AB Multi-Manager Select 2020 Fund

	Beginning Account Value August 1, 2019	Ending Account Value January 31, 2020	Expenses Paid During Period*	Annualized Expense Ratio*	Total Expenses Paid During Period+	Total Annualized Expense Ratio+
Class A
Actual	$1,000	$1,040.80	$1.95	0.38%	$4.57	0.89%
Hypothetical**	$1,000	$1,023.23	$1.93	0.38%	$4.52	0.89%

abfunds.com	AB MULTI-MANAGER SELECT RETIREMENT FUNDS | 51

EXPENSE EXAMPLE (continued)

(unaudited)

	Beginning Account Value August 1, 2019	Ending Account Value January 31, 2020	Expenses Paid During Period*	Annualized Expense Ratio*	Total Expenses Paid During Period+	Total Annualized Expense Ratio+
Class C
Actual	$1,000	$1,039.10	$4.15	0.81%	$6.77	1.32%
Hypothetical**	$1,000	$1,021.06	$4.12	0.81%	$6.70	1.32%
Advisor Class
Actual	$1,000	$1,042.90	$0.67	0.13%	$3.29	0.64%
Hypothetical**	$1,000	$1,024.48	$0.66	0.13%	$3.25	0.64%
Class R
Actual	$1,000	$1,040.30	$2.67	0.52%	$5.28	1.03%
Hypothetical**	$1,000	$1,022.52	$2.64	0.52%	$5.23	1.03%
Class K
Actual	$1,000	$1,041.20	$1.95	0.38%	$4.57	0.89%
Hypothetical**	$1,000	$1,023.23	$1.93	0.38%	$4.52	0.89%
Class I
Actual	$1,000	$1,042.40	$0.67	0.13%	$3.29	0.64%
Hypothetical**	$1,000	$1,024.48	$0.66	0.13%	$3.25	0.64%
Class Z
Actual	$1,000	$1,043.00	$0.72	0.14%	$3.34	0.65%
Hypothetical**	$1,000	$1,024.43	$0.71	0.14%	$3.30	0.65%
AB Multi-Manager Select 2025 Fund

	Beginning Account Value August 1, 2019	Ending Account Value January 31, 2020	Expenses Paid During Period*	Annualized Expense Ratio*	Total Expenses Paid During Period+	Total Annualized Expense Ratio+
Class A
Actual	$1,000	$1,045.90	$1.90	0.37%	$4.58	0.89%
Hypothetical**	$1,000	$1,023.28	$1.88	0.37%	$4.52	0.89%
Class C
Actual	$1,000	$1,043.80	$4.16	0.81%	$6.83	1.33%
Hypothetical**	$1,000	$1,021.06	$4.12	0.81%	$6.75	1.33%
Advisor Class
Actual	$1,000	$1,047.80	$0.62	0.12%	$3.29	0.64%
Hypothetical**	$1,000	$1,024.53	$0.61	0.12%	$3.25	0.64%
Class R
Actual	$1,000	$1,045.50	$2.62	0.51%	$5.30	1.03%
Hypothetical**	$1,000	$1,022.57	$2.59	0.51%	$5.23	1.03%
Class K
Actual	$1,000	$1,046.40	$1.90	0.37%	$4.58	0.89%
Hypothetical**	$1,000	$1,023.28	$1.88	0.37%	$4.52	0.89%
Class I
Actual	$1,000	$1,046.90	$0.62	0.12%	$3.29	0.64%
Hypothetical**	$1,000	$1,024.53	$0.61	0.12%	$3.25	0.64%
Class Z
Actual	$1,000	$1,046.30	$0.62	0.12%	$3.29	0.64%
Hypothetical**	$1,000	$1,024.53	$0.61	0.12%	$3.25	0.64%

52 | AB MULTI-MANAGER SELECT RETIREMENT FUNDS	abfunds.com

EXPENSE EXAMPLE (continued)

(unaudited)

AB Multi-Manager Select 2030 Fund

	Beginning Account Value August 1, 2019	Ending Account Value January 31, 2020	Expenses Paid During Period*	Annualized Expense Ratio*	Total Expenses Paid During Period+	Total Annualized Expense Ratio+
Class A
Actual	$1,000	$1,047.10	$1.96	0.38%	$4.43	0.86%
Hypothetical**	$1,000	$1,023.23	$1.93	0.38%	$4.37	0.86%
Class C
Actual	$1,000	$1,045.50	$4.22	0.82%	$6.68	1.30%
Hypothetical**	$1,000	$1,021.01	$4.17	0.82%	$6.60	1.30%
Advisor Class
Actual	$1,000	$1,049.20	$0.67	0.13%	$3.14	0.61%
Hypothetical**	$1,000	$1,024.48	$0.66	0.13%	$3.10	0.61%
Class R
Actual	$1,000	$1,047.30	$2.68	0.52%	$5.15	1.00%
Hypothetical**	$1,000	$1,022.52	$2.64	0.52%	$5.08	1.00%
Class K
Actual	$1,000	$1,047.70	$1.96	0.38%	$4.43	0.86%
Hypothetical**	$1,000	$1,023.23	$1.93	0.38%	$4.37	0.86%
Class I
Actual	$1,000	$1,049.80	$0.67	0.13%	$3.14	0.61%
Hypothetical**	$1,000	$1,024.48	$0.66	0.13%	$3.10	0.61%
Class Z
Actual	$1,000	$1,049.40	$0.72	0.14%	$3.19	0.62%
Hypothetical**	$1,000	$1,024.43	$0.71	0.14%	$3.15	0.62%

AB Multi-Manager Select 2035 Fund

	Beginning Account Value August 1, 2019	Ending Account Value January 31, 2020	Expenses Paid During Period*	Annualized Expense Ratio*	Total Expenses Paid During Period+	Total Annualized Expense Ratio+
Class A
Actual	$1,000	$1,052.10	$2.01	0.39%	$4.49	0.87%
Hypothetical**	$1,000	$1,023.18	$1.98	0.39%	$4.42	0.87%
Class C
Actual	$1,000	$1,050.00	$4.17	0.81%	$6.65	1.29%
Hypothetical**	$1,000	$1,021.06	$4.12	0.81%	$6.55	1.29%
Advisor Class
Actual	$1,000	$1,053.90	$0.72	0.14%	$3.20	0.62%
Hypothetical**	$1,000	$1,024.43	$0.71	0.14%	$3.15	0.62%
Class R
Actual	$1,000	$1,050.30	$2.68	0.52%	$5.15	1.00%
Hypothetical**	$1,000	$1,022.52	$2.64	0.52%	$5.08	1.00%
Class K
Actual	$1,000	$1,051.20	$2.01	0.39%	$4.49	0.87%
Hypothetical**	$1,000	$1,023.18	$1.98	0.39%	$4.42	0.87%

abfunds.com	AB MULTI-MANAGER SELECT RETIREMENT FUNDS | 53

EXPENSE EXAMPLE (continued)

(unaudited)

	Beginning Account Value August 1, 2019	Ending Account Value January 31, 2020	Expenses Paid During Period*	Annualized Expense Ratio*	Total Expenses Paid During Period+	Total Annualized Expense Ratio+
Class I
Actual	$1,000	$1,052.80	$0.72	0.14%	$3.20	0.62%
Hypothetical**	$1,000	$1,024.43	$0.71	0.14%	$3.15	0.62%
Class Z
Actual	$1,000	$1,053.80	$0.72	0.14%	$3.20	0.62%
Hypothetical**	$1,000	$1,024.43	$0.71	0.14%	$3.15	0.62%

AB Multi-Manager Select 2040 Fund

	Beginning Account Value August 1, 2019	Ending Account Value January 31, 2020	Expenses Paid During Period*	Annualized Expense Ratio*	Total Expenses Paid During Period+	Total Annualized Expense Ratio+
Class A
Actual	$1,000	$1,055.10	$2.07	0.40%	$4.39	0.85%
Hypothetical**	$1,000	$1,023.13	$2.03	0.40%	$4.32	0.85%
Class C
Actual	$1,000	$1,052.60	$4.23	0.82%	$6.55	1.27%
Hypothetical**	$1,000	$1,021.01	$4.17	0.82%	$6.44	1.27%
Advisor Class
Actual	$1,000	$1,056.50	$0.72	0.14%	$3.05	0.59%
Hypothetical**	$1,000	$1,024.43	$0.71	0.14%	$3.00	0.59%
Class R
Actual	$1,000	$1,052.80	$2.73	0.53%	$5.06	0.98%
Hypothetical**	$1,000	$1,022.47	$2.69	0.53%	$4.98	0.98%
Class K
Actual	$1,000	$1,055.20	$2.07	0.40%	$4.39	0.85%
Hypothetical**	$1,000	$1,023.13	$2.03	0.40%	$4.32	0.85%
Class I
Actual	$1,000	$1,055.40	$0.77	0.15%	$3.10	0.60%
Hypothetical**	$1,000	$1,024.38	$0.76	0.15%	$3.05	0.60%
Class Z
Actual	$1,000	$1,055.90	$0.78	0.15%	$3.10	0.60%
Hypothetical**	$1,000	$1,024.38	$0.76	0.15%	$3.05	0.60%

AB Multi-Manager Select 2045 Fund

	Beginning Account Value August 1, 2019	Ending Account Value January 31, 2020	Expenses Paid During Period*	Annualized Expense Ratio*	Total Expenses Paid During Period+	Total Annualized Expense Ratio+
Class A
Actual	$1,000	$1,057.20	$2.12	0.41%	$4.45	0.86%
Hypothetical**	$1,000	$1,023.08	$2.08	0.41%	$4.37	0.86%

54 | AB MULTI-MANAGER SELECT RETIREMENT FUNDS	abfunds.com

EXPENSE EXAMPLE (continued)

(unaudited)

	Beginning Account Value August 1, 2019	Ending Account Value January 31, 2020	Expenses Paid During Period*	Annualized Expense Ratio*	Total Expenses Paid During Period+	Total Annualized Expense Ratio+
Class C
Actual	$1,000	$1,055.30	$4.24	0.82%	$6.56	1.27%
Hypothetical**	$1,000	$1,021.01	$4.17	0.82%	$6.44	1.27%
Advisor Class
Actual	$1,000	$1,058.90	$0.78	0.15%	$3.11	0.60%
Hypothetical**	$1,000	$1,024.38	$0.76	0.15%	$3.05	0.60%
Class R
Actual	$1,000	$1,056.70	$2.79	0.54%	$5.12	0.99%
Hypothetical**	$1,000	$1,022.42	$2.75	0.54%	$5.03	0.99%
Class K
Actual	$1,000	$1,057.30	$2.12	0.41%	$4.45	0.86%
Hypothetical**	$1,000	$1,023.08	$2.08	0.41%	$4.37	0.86%
Class I
Actual	$1,000	$1,058.70	$0.83	0.16%	$3.16	0.61%
Hypothetical**	$1,000	$1,024.33	$0.81	0.16%	$3.10	0.61%
Class Z
Actual	$1,000	$1,058.80	$0.83	0.16%	$3.16	0.61%
Hypothetical**	$1,000	$1,024.33	$0.81	0.16%	$3.10	0.61%

AB Multi-Manager Select 2050 Fund

	Beginning Account Value August 1, 2019	Ending Account Value January 31, 2020	Expenses Paid During Period*	Annualized Expense Ratio*	Total Expenses Paid During Period+	Total Annualized Expense Ratio+
Class A
Actual	$1,000	$1,058.80	$2.07	0.40%	$4.45	0.86%
Hypothetical**	$1,000	$1,023.13	$2.03	0.40%	$4.37	0.86%
Class C
Actual	$1,000	$1,056.10	$4.13	0.80%	$6.51	1.26%
Hypothetical**	$1,000	$1,021.11	$4.06	0.80%	$6.39	1.26%
Advisor Class
Actual	$1,000	$1,060.00	$0.72	0.14%	$3.11	0.60%
Hypothetical**	$1,000	$1,024.43	$0.71	0.14%	$3.05	0.60%
Class R
Actual	$1,000	$1,057.60	$2.74	0.53%	$5.12	0.99%
Hypothetical**	$1,000	$1,022.47	$2.69	0.53%	$5.03	0.99%
Class K
Actual	$1,000	$1,059.70	$2.07	0.40%	$4.45	0.86%
Hypothetical**	$1,000	$1,023.13	$2.03	0.40%	$4.37	0.86%
Class I
Actual	$1,000	$1,060.30	$0.78	0.15%	$3.16	0.61%
Hypothetical**	$1,000	$1,024.38	$0.76	0.15%	$3.10	0.61%
Class Z
Actual	$1,000	$1,060.30	$0.78	0.15%	$3.16	0.61%
Hypothetical**	$1,000	$1,024.38	$0.76	0.15%	$3.10	0.61%

abfunds.com	AB MULTI-MANAGER SELECT RETIREMENT FUNDS | 55

EXPENSE EXAMPLE (continued)

(unaudited)

AB Multi-Manager Select 2055 Fund

	Beginning Account Value August 1, 2019	Ending Account Value January 31, 2020	Expenses Paid During Period*	Annualized Expense Ratio*	Total Expenses Paid During Period+	Total Annualized Expense Ratio+
Class A
Actual	$1,000	$1,059.00	$2.07	0.40%	$4.45	0.86%
Hypothetical**	$1,000	$1,023.13	$2.03	0.40%	$4.37	0.86%
Class C
Actual	$1,000	$1,056.30	$4.14	0.80%	$6.51	1.26%
Hypothetical**	$1,000	$1,021.11	$4.06	0.80%	$6.39	1.26%
Advisor Class
Actual	$1,000	$1,059.50	$0.72	0.14%	$3.11	0.60%
Hypothetical**	$1,000	$1,024.43	$0.71	0.14%	$3.10	0.60%
Class R
Actual	$1,000	$1,058.10	$2.74	0.53%	$5.12	0.99%
Hypothetical**	$1,000	$1,022.47	$2.69	0.53%	$5.03	0.99%
Class K
Actual	$1,000	$1,059.50	$2.07	0.40%	$4.45	0.86%
Hypothetical**	$1,000	$1,023.13	$2.03	0.40%	$4.37	0.86%
Class I
Actual	$1,000	$1,059.90	$0.78	0.15%	$3.16	0.61%
Hypothetical**	$1,000	$1,024.38	$0.76	0.15%	$3.10	0.61%
Class Z
Actual	$1,000	$1,060.00	$0.78	0.15%	$3.16	0.61%
Hypothetical**	$1,000	$1,024.38	$0.76	0.15%	$3.10	0.61%

AB Multi-Manager Select 2060 Fund

	Beginning Account Value August 1, 2019	Ending Account Value January 31, 2020	Expenses Paid During Period*	Annualized Expense Ratio*	Total Expenses Paid During Period+	Total Annualized Expense Ratio+
Class A
Actual	$1,000	$1,061.30	$1.97	0.38%	$4.40	0.85%
Hypothetical**	$1,000	$1,023.23	$1.93	0.38%	$4.32	0.85%
Class C
Actual	$1,000	$1,059.20	$4.09	0.79%	$6.52	1.26%
Hypothetical**	$1,000	$1,021.17	$4.01	0.79%	$6.39	1.26%
Advisor Class
Actual	$1,000	$1,062.90	$0.73	0.14%	$3.16	0.61%
Hypothetical**	$1,000	$1,024.43	$0.71	0.14%	$3.10	0.61%
Class R
Actual	$1,000	$1,060.10	$2.59	0.50%	$5.02	0.97%
Hypothetical**	$1,000	$1,022.62	$2.54	0.50%	$4.93	0.97%
Class K
Actual	$1,000	$1,061.40	$2.02	0.39%	$4.46	0.86%
Hypothetical**	$1,000	$1,023.18	$1.98	0.39%	$4.37	0.86%

56 | AB MULTI-MANAGER SELECT RETIREMENT FUNDS	abfunds.com

EXPENSE EXAMPLE (continued)

(unaudited)

	Beginning Account Value August 1, 2019	Ending Account Value January 31, 2020	Expenses Paid During Period*	Annualized Expense Ratio*	Total Expenses Paid During Period+	Total Annualized Expense Ratio+
Class I
Actual	$1,000	$1,062.30	$0.73	0.14%	$3.16	0.61%
Hypothetical**	$1,000	$1,024.43	$0.71	0.14%	$3.10	0.61%
Class Z
Actual	$1,000	$1,063.30	$0.67	0.13%	$3.11	0.60%
Hypothetical**	$1,000	$1,024.48	$0.66	0.13%	$3.05	0.60%

*	Expenses are equal to the classes’ annualized expense ratios, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

**	Assumes 5% annual return before expenses.

+

In connection with the Funds’ investments in affiliated/unaffiliated underlying portfolios, the Funds incurs no direct expenses, but bears proportionate shares of the fees and expenses (i.e., operating, administrative and investment advisory fees) of the affiliated/unaffiliated underlying portfolios. The Adviser has contractually agreed to waive its fees from the Funds in an amount equal to the Funds’ pro rata share of certain acquired fund fees and expenses of the affiliated underlying portfolios. The Funds’ total expenses are equal to the classes’ annualized expense ratio plus the Funds’ pro rata share of the weighted average expense ratio of the affiliated/unaffiliated underlying portfolios in which it invests, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

abfunds.com	AB MULTI-MANAGER SELECT RETIREMENT FUNDS | 57

PORTFOLIO SUMMARY

AB MULTI-MANAGER SELECT RETIREMENT ALLOCATION FUND

January 31, 2020 (unaudited)

PORTFOLIO STATISTICS

Net Assets ($thousand): $8,862

1

All data are as of January 31, 2020. The Fund’s portfolio breakdown is expressed as a percentage of total investments (excluding security lending collateral), based on the Adviser’s internal classification. Underlying Portfolios may not invest 100% of their assets in the category to which the Underlying Portfolio is assigned. The percentages may vary over time.

58 | AB MULTI-MANAGER SELECT RETIREMENT FUNDS	abfunds.com

PORTFOLIO SUMMARY

AB MULTI-MANAGER SELECT 2010 FUND

January 31, 2020 (unaudited)

PORTFOLIO STATISTICS

Net Assets ($thousand): $18,779

1

All data are as of January 31, 2020. The Fund’s portfolio breakdown is expressed as a percentage of total investments (excluding security lending collateral), based on the Adviser’s internal classification. Underlying Portfolios may not invest 100% of their assets in the category to which the Underlying Portfolio is assigned. The percentages may vary over time.

abfunds.com	AB MULTI-MANAGER SELECT RETIREMENT FUNDS | 59

PORTFOLIO SUMMARY

AB MULTI-MANAGER SELECT 2015 FUND

January 31, 2020 (unaudited)

PORTFOLIO STATISTICS

Net Assets ($thousand): $42,303

1

All data are as of January 31, 2020. The Fund’s portfolio breakdown is expressed as a percentage of total investments (excluding security lending collateral), based on the Adviser’s internal classification. Underlying Portfolios may not invest 100% of their assets in the category to which the Underlying Portfolio is assigned. The percentages may vary over time.

60 | AB MULTI-MANAGER SELECT RETIREMENT FUNDS	abfunds.com

PORTFOLIO SUMMARY

AB MULTI-MANAGER SELECT 2020 FUND

January 31, 2020 (unaudited)

PORTFOLIO STATISTICS

Net Assets ($thousand): $102,366

1

All data are as of January 31, 2020. The Fund’s portfolio breakdown is expressed as a percentage of total investments, based on the Adviser’s internal classification. Underlying Portfolios may not invest 100% of their assets in the category to which the Underlying Portfolio is assigned. The percentages may vary over time.

abfunds.com	AB MULTI-MANAGER SELECT RETIREMENT FUNDS | 61

PORTFOLIO SUMMARY

AB MULTI-MANAGER SELECT 2025 FUND

January 31, 2020 (unaudited)

PORTFOLIO STATISTICS

Net Assets ($thousand): $156,142

1

All data are as of January 31, 2020. The Fund’s portfolio breakdown is expressed as a percentage of total investments, based on the Adviser’s internal classification. Underlying Portfolios may not invest 100% of their assets in the category to which the Underlying Portfolio is assigned. The percentages may vary over time.

62 | AB MULTI-MANAGER SELECT RETIREMENT FUNDS	abfunds.com

PORTFOLIO SUMMARY

AB MULTI-MANAGER SELECT 2030 FUND

January 31, 2020 (unaudited)

PORTFOLIO STATISTICS

Net Assets ($thousand): $137,814

1

All data are as of January 31, 2020. The Fund’s portfolio breakdown is expressed as a percentage of total investments, based on the Adviser’s internal classification. Underlying Portfolios may not invest 100% of their assets in the category to which the Underlying Portfolio is assigned. The percentages may vary over time.

abfunds.com	AB MULTI-MANAGER SELECT RETIREMENT FUNDS | 63

PORTFOLIO SUMMARY

AB MULTI-MANAGER SELECT 2035 FUND

January 31, 2020 (unaudited)

PORTFOLIO STATISTICS

Net Assets ($thousand): $135,842

1

All data are as of January 31, 2020. The Fund’s portfolio breakdown is expressed as a percentage of total investments, based on the Adviser’s internal classification. Underlying Portfolios may not invest 100% of their assets in the category to which the Underlying Portfolio is assigned. The percentages may vary over time.

64 | AB MULTI-MANAGER SELECT RETIREMENT FUNDS	abfunds.com

PORTFOLIO SUMMARY

AB MULTI-MANAGER SELECT 2040 FUND

January 31, 2020 (unaudited)

PORTFOLIO STATISTICS

Net Assets ($thousand): $85,251

1

All data are as of January 31, 2020. The Fund’s portfolio breakdown is expressed as a percentage of total investments (excluding security lending collateral), based on the Adviser’s internal classification. Underlying Portfolios may not invest 100% of their assets in the category to which the Underlying Portfolio is assigned. The percentages may vary over time.

abfunds.com	AB MULTI-MANAGER SELECT RETIREMENT FUNDS | 65

PORTFOLIO SUMMARY

AB MULTI-MANAGER SELECT 2045 FUND

January 31, 2020 (unaudited)

PORTFOLIO STATISTICS

Net Assets ($thousand): $79,198

1

All data are as of January 31, 2020. The Fund’s portfolio breakdown is expressed as a percentage of total investments, based on the Adviser’s internal classification. Underlying Portfolios may not invest 100% of their assets in the category to which the Underlying Portfolio is assigned. The percentages may vary over time.

66 | AB MULTI-MANAGER SELECT RETIREMENT FUNDS	abfunds.com

PORTFOLIO SUMMARY

AB MULTI-MANAGER SELECT 2050 FUND

January 31, 2020 (unaudited)

PORTFOLIO STATISTICS

Net Assets ($thousand): $35,454

1

All data are as of January 31, 2020. The Fund’s portfolio breakdown is expressed as a percentage of total investments, based on the Adviser’s internal classification. Underlying Portfolios may not invest 100% of their assets in the category to which the Underlying Portfolio is assigned. The percentages may vary over time.

abfunds.com	AB MULTI-MANAGER SELECT RETIREMENT FUNDS | 67

PORTFOLIO SUMMARY

AB MULTI-MANAGER SELECT 2055 FUND

January 31, 2020 (unaudited)

PORTFOLIO STATISTICS

Net Assets ($thousand): $43,367

1

All data are as of January 31, 2020. The Fund’s portfolio breakdown is expressed as a percentage of total investments, based on the Adviser’s internal classification. Underlying Portfolios may not invest 100% of their assets in the category to which the Underlying Portfolio is assigned. The percentages may vary over time.

68 | AB MULTI-MANAGER SELECT RETIREMENT FUNDS	abfunds.com

PORTFOLIO SUMMARY

AB MULTI-MANAGER SELECT 2060 FUND

January 31, 2020 (unaudited)

PORTFOLIO STATISTICS

Net Assets ($thousand): $1,191

1

All data are as of January 31, 2020. The Fund’s portfolio breakdown is expressed as a percentage of total investments, based on the Adviser’s internal classification. Underlying Portfolios may not invest 100% of their assets in the category to which the Underlying Portfolio is assigned. The percentages may vary over time.

abfunds.com	AB MULTI-MANAGER SELECT RETIREMENT FUNDS | 69

PORTFOLIO OF INVESTMENTS

AB MULTI-MANAGER SELECT RETIREMENT ALLOCATION FUND

January 31, 2020 (unaudited)

Company	Shares	U.S. $ Value

INVESTMENT COMPANIES – 99.6%
Funds and Investment Trusts – 99.6%(a)
AB All Market Real Return Portfolio – Class Z(b)	30,967	$259,501
AB Bond Inflation Strategy Portfolio – Class Z(b)	57,017	627,192
AB Global Bond Fund, Inc. – Class Z(b)	114,383	987,125
AB Global Real Estate Investment Fund II – Class I(b)	15,232	176,541
AB High Income Fund, Inc. – Class Z(b)	21,522	179,281
AB Relative Value Fund – Class Z(b)	15,529	85,873
AB Trust – AB Discovery Value Fund – Class Z(b)	4,639	87,172
AB Unconstrained Bond Fund, Inc. – Class Z(b)	59,584	441,515
AQR International Defensive Style Fund – Class R6	19,602	261,488
Baird Short Term Bond Fund	72,741	714,319
BlackRock Total Return Bond Fund – Class K	44,326	537,236
Boston Partners Long/Short Research Fund – Class INS	11,376	175,298
DFA Commodity Strategy Portfolio	33,526	172,660
iShares Core S&P 500 ETF	2,088	674,925
MFS Institutional International Equity Fund	3,176	86,914
PIMCO Real Return Fund	39,161	449,567
Schwab US Dividend Equity ETF	12,116	689,400
T. Rowe Price International Funds – International Discovery Fund – Class I	1,282	86,217
Vanguard FTSE Developed Markets ETF(c)	5,049	215,794
Vanguard FTSE Emerging Markets ETF(c)	1,001	42,052
Vanguard Short-Term Bond ETF(c)	14,850	1,207,750
Vanguard Total Bond Market ETF	7,873	673,299

Total Investment Companies (cost $8,642,805)		8,831,119

SHORT-TERM INVESTMENTS – 0.2%
Investment Companies – 0.2%
AB Fixed Income Shares, Inc. – Government Money Market Portfolio – Class AB, 1.50%(a)(b)(d) (cost $17,872)	17,872	17,872

Total Investments Before Security Lending Collateral for Securities Loaned – 99.9% (cost $8,660,677)		8,848,991

INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED – 12.2%
Investment Companies – 12.2%
AB Fixed Income Shares, Inc. – Government Money Market Portfolio – Class AB, 1.50%(a)(b)(d) (cost $1,079,000)	1,079,000	1,079,000

70 | AB MULTI-MANAGER SELECT RETIREMENT FUNDS	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

AB MULTI-MANAGER SELECT RETIREMENT ALLOCATION FUND

U.S. $ Value

Total Investments – 112.0% (cost $9,739,677)	$9,927,991
Other assets less liabilities – (12.0)%	(1,065,902)

Net Assets – 100.0%	$8,862,089

(a)

To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.

(b)	Affiliated investments.

(c)	Represents entire or partial securities out on loan. See Note E for securities lending information.

(d)	The rate shown represents the 7-day yield as of period end.

Glossary:

ETF – Exchange Traded Fund

FTSE – Financial Times Stock Exchange

See notes to financial statements.

abfunds.com	AB MULTI-MANAGER SELECT RETIREMENT FUNDS | 71

PORTFOLIO OF INVESTMENTS

AB MULTI-MANAGER SELECT 2010 FUND

January 31, 2020 (unaudited)

Company	Shares	U.S. $ Value

INVESTMENT COMPANIES – 99.8%
Funds and Investment Trusts – 99.8%(a)
AB All Market Real Return Portfolio – Class Z(b)	66,271	$555,350
AB Bond Inflation Strategy Portfolio – Class Z(b)	155,179	1,706,973
AB Discovery Growth Fund, Inc. – Class Z(b)(c)	15,921	185,954
AB Global Bond Fund, Inc. – Class Z(b)	285,613	2,464,840
AB Global Real Estate Investment Fund II – Class I(b)	32,469	376,318
AB High Income Fund, Inc. – Class Z(b)	68,983	574,628
AB Relative Value Fund – Class Z(b)	33,455	185,005
AB Trust – AB Discovery Value Fund – Class Z(b)	9,807	184,282
AB Unconstrained Bond Fund, Inc. – Class Z(b)	76,492	566,805
AQR International Defensive Style Fund – Class R6	41,945	559,549
AQR Style Premia Alternative Fund – Class R6	47,207	380,489
Baird Short Term Bond Fund	77,633	762,352
BlackRock Total Return Bond Fund – Class K	93,767	1,136,460
Boston Partners Long/Short Research Fund – Class INS	24,213	373,117
DFA Commodity Strategy Portfolio	71,759	369,561
iShares Core S&P 500 ETF	6,772	2,188,981
MFS Institutional International Equity Fund	13,517	369,948
PIMCO Real Return Fund	82,806	950,615
Schwab US Dividend Equity ETF(d)	29,110	1,656,359
T. Rowe Price Emerging Markets Stock Fund – Class I	4,068	182,072
T. Rowe Price International Funds – International Discovery Fund – Class I	2,729	183,562
Vanguard FTSE Developed Markets ETF(d)	10,782	460,823
Vanguard FTSE Emerging Markets ETF(d)	2,153	90,448
Vanguard Short-Term Bond ETF(d)	11,637	946,437
Vanguard Total Bond Market ETF	15,526	1,327,784

Total Investment Companies (cost $18,323,590)		18,738,712

SHORT-TERM INVESTMENTS – 0.1%
Investment Companies – 0.1%
AB Fixed Income Shares, Inc. – Government Money Market Portfolio – Class AB, 1.50%(a)(b)(e) (cost $27,147)	27,147	27,147

Total Investments Before Security Lending Collateral for Securities Loaned – 99.9% (cost $18,350,737)		18,765,859

72 | AB MULTI-MANAGER SELECT RETIREMENT FUNDS	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

AB MULTI-MANAGER SELECT 2010 FUND

Company	Shares	U.S. $ Value

INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED – 1.6%
Investment Companies – 1.6%
AB Fixed Income Shares, Inc. – Government Money Market Portfolio – Class AB, 1.50%(a)(b)(e) (cost $291,525)	291,525	$291,525

Total Investments – 101.5% (cost $18,642,262)		19,057,384
Other assets less liabilities – (1.5)%		(278,696)

Net Assets – 100.0%		$18,778,688

(a)

To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.

(b)	Affiliated investments.

(c)	Non-income producing security.

(d)	Represents entire or partial securities out on loan. See Note E for securities lending information.

(e)	The rate shown represents the 7-day yield as of period end.

Glossary:

ETF – Exchange Traded Fund

FTSE – Financial Times Stock Exchange

See notes to financial statements.

abfunds.com	AB MULTI-MANAGER SELECT RETIREMENT FUNDS | 73

PORTFOLIO OF INVESTMENTS

AB MULTI-MANAGER SELECT 2015 FUND

January 31, 2020 (unaudited)

Company	Shares	U.S. $ Value

INVESTMENT COMPANIES – 99.8%
Funds and Investment Trusts – 99.8%(a)
AB All Market Real Return Portfolio – Class Z(b)	198,472	$1,663,195
AB Bond Inflation Strategy Portfolio – Class Z(b)	351,765	3,869,419
AB Discovery Growth Fund, Inc. – Class Z(b)(c)	35,554	415,271
AB Global Bond Fund, Inc. – Class Z(b)	548,989	4,737,778
AB Global Real Estate Investment Fund II – Class I(b)	73,147	847,770
AB High Income Fund, Inc. – Class Z(b)	206,695	1,721,766
AB Relative Value Fund – Class Z(b)	150,350	831,437
AB Trust – AB Discovery Value Fund – Class Z(b)	21,998	413,335
AB Unconstrained Bond Fund, Inc. – Class Z(b)	171,691	1,272,228
AQR International Defensive Style Fund – Class R6	125,514	1,674,355
AQR Style Premia Alternative Fund – Class R6	105,959	854,029
Baird Short Term Bond Fund	43,844	430,548
BlackRock Total Return Bond Fund – Class K	212,615	2,576,894
Boston Partners Long/Short Research Fund – Class INS	54,448	839,039
DFA Commodity Strategy Portfolio	241,647	1,244,485
iShares Core S&P 500 ETF	17,805	5,755,288
MFS Institutional International Equity Fund	30,503	834,874
PIMCO Real Return Fund	225,413	2,587,744
Schwab US Dividend Equity ETF	58,135	3,307,882
T. Rowe Price Emerging Markets Stock Fund – Class I	18,113	810,723
T. Rowe Price International Funds – International Discovery Fund – Class I	6,158	414,176
Vanguard FTSE Developed Markets ETF(d)	24,222	1,035,248
Vanguard FTSE Emerging Markets ETF(d)	4,832	202,992
Vanguard Short-Term Bond ETF(d)	15,840	1,288,267
Vanguard Total Bond Market ETF	30,221	2,584,500

Total Investment Companies (cost $41,266,811)		42,213,243

SHORT-TERM INVESTMENTS – 0.2%
Investment Companies – 0.2%
AB Fixed Income Shares, Inc. – Government Money Market Portfolio – Class AB, 1.50%(a)(b)(e) (cost $71,270)	71,270	71,270

Total Investments Before Security Lending Collateral for Securities Loaned – 100.0% (cost $41,338,081)		42,284,513

74 | AB MULTI-MANAGER SELECT RETIREMENT FUNDS	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

AB MULTI-MANAGER SELECT 2015 FUND

Company	Shares	U.S. $ Value

INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED – 0.3%
Investment Companies – 0.3%
AB Fixed Income Shares, Inc. – Government Money Market Portfolio – Class AB, 1.50%(a)(b)(e) (cost $152,222)	152,222	$152,222

Total Investments – 100.3% (cost $41,490,303)		42,436,735
Other assets less liabilities – (0.3)%		(133,299)

Net Assets – 100.0%		$42,303,436

(a)

To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.

(b)	Affiliated investments.

(c)	Non-income producing security.

(d)	Represents entire or partial securities out on loan. See Note E for securities lending information.

(e)	The rate shown represents the 7-day yield as of period end.

Glossary:

ETF – Exchange Traded Fund

FTSE – Financial Times Stock Exchange

See notes to financial statements.

abfunds.com	AB MULTI-MANAGER SELECT RETIREMENT FUNDS | 75

PORTFOLIO OF INVESTMENTS

AB MULTI-MANAGER SELECT 2020 FUND

January 31, 2020 (unaudited)

Company	Shares	U.S. $ Value

INVESTMENT COMPANIES – 99.7%
Funds and Investment Trusts – 99.7%(a)
AB All Market Real Return Portfolio – Class Z(b)	482,577	$4,043,999
AB Bond Inflation Strategy Portfolio – Class Z(b)	752,213	8,274,337
AB Discovery Growth Fund, Inc. – Class Z(b)(c)	87,035	1,016,569
AB Global Bond Fund, Inc. – Class Z(b)	1,078,216	9,305,002
AB Global Real Estate Investment Fund II – Class I(b)	177,297	2,054,867
AB High Income Fund, Inc. – Class Z(b)	626,933	5,222,356
AB Relative Value Fund – Class Z(b)	549,266	3,037,443
AB Trust – AB Discovery Value Fund – Class Z(b)	107,203	2,014,352
AB Unconstrained Bond Fund, Inc. – Class Z(b)	418,475	3,100,898
AQR International Defensive Style Fund – Class R6	305,404	4,074,095
AQR Style Premia Alternative Fund – Class R6	257,730	2,077,307
BlackRock Total Return Bond Fund – Class K	340,324	4,124,727
Boston Partners Long/Short Research Fund – Class INS	198,880	3,064,735
DFA Commodity Strategy Portfolio	587,784	3,027,086
iShares Core S&P 500 ETF	49,597	16,031,734
MFS Institutional International Equity Fund	73,847	2,021,194
PIMCO Real Return Fund	631,620	7,250,995
Schwab US Dividend Equity ETF	141,378	8,044,408
T. Rowe Price Emerging Markets Stock Fund – Class I	44,106	1,974,193
T. Rowe Price International Funds – International Discovery Fund – Class I	14,989	1,008,144
Vanguard FTSE Developed Markets ETF(d)	106,030	4,531,722
Vanguard FTSE Emerging Markets ETF(d)	11,739	493,156
Vanguard Total Bond Market ETF	72,448	6,195,753

Total Investment Companies (cost $99,546,217)		101,989,072

SHORT-TERM INVESTMENTS – 0.4%
Investment Companies – 0.4%
AB Fixed Income Shares, Inc. – Government Money Market Portfolio – Class AB, 1.50%(a)(b)(e) (cost $435,948)	435,948	435,948

Total Investments – 100.1% (cost $99,982,165)		102,425,020
Other assets less liabilities – (0.1)%		(59,256)

Net Assets – 100.0%		$102,365,764

76 | AB MULTI-MANAGER SELECT RETIREMENT FUNDS	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

AB MULTI-MANAGER SELECT 2020 FUND

(a)

To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.

(b)	Affiliated investments.

(c)	Non-income producing security.

(d)	Represents entire or partial securities out on loan. See Note E for securities lending information.

(e)	The rate shown represents the 7-day yield as of period end.

Glossary:

ETF – Exchange Traded Fund

FTSE – Financial Times Stock Exchange

See notes to financial statements.

abfunds.com	AB MULTI-MANAGER SELECT RETIREMENT FUNDS | 77

PORTFOLIO OF INVESTMENTS

AB MULTI-MANAGER SELECT 2025 FUND

January 31, 2020 (unaudited)

Company	Shares	U.S. $ Value

INVESTMENT COMPANIES – 99.6%
Funds and Investment Trusts – 99.6%(a)
AB All Market Real Return Portfolio – Class Z(b)	553,097	$4,634,953
AB Bond Inflation Strategy Portfolio – Class Z(b)	717,045	7,887,496
AB Discovery Growth Fund, Inc. – Class Z(b)(c)	265,860	3,105,243
AB Global Bond Fund, Inc. – Class Z(b)	1,463,629	12,631,121
AB Global Real Estate Investment Fund II – Class I(b)	406,282	4,708,814
AB High Income Fund, Inc. – Class Z(b)	1,520,788	12,668,166
AB Relative Value Fund – Class Z(b)	1,117,163	6,177,912
AB Trust – AB Discovery Value Fund – Class Z(b)	163,759	3,077,029
AB Unconstrained Bond Fund, Inc. – Class Z(b)	214,159	1,586,920
AQR International Defensive Style Fund – Class R6	464,704	6,199,152
AQR Style Premia Alternative Fund – Class R6	393,287	3,169,896
BlackRock Total Return Bond Fund – Class K	394,947	4,786,757
Boston Partners Long/Short Research Fund – Class INS	505,826	7,794,776
DFA Commodity Strategy Portfolio	898,268	4,626,080
iShares Core S&P 500 ETF	94,497	30,545,210
MFS Institutional International Equity Fund	112,810	3,087,621
PIMCO Real Return Fund	551,071	6,326,291
Schwab US Dividend Equity ETF(d)	216,041	12,292,733
T. Rowe Price Emerging Markets Stock Fund – Class I	67,459	3,019,453
T. Rowe Price International Funds – International Discovery Fund – Class I	22,927	1,542,036
Vanguard FTSE Developed Markets ETF(d)	234,045	10,003,083
Vanguard FTSE Emerging Markets ETF(d)	17,935	753,449
Vanguard Total Bond Market ETF	56,198	4,806,053

Total Investment Companies (cost $150,868,061)		155,430,244

SHORT-TERM INVESTMENTS – 0.0%
Investment Companies – 0.0%
AB Fixed Income Shares, Inc. – Government Money Market Portfolio – Class AB, 1.50%(a)(b)(e) (cost $9,701)	9,701	9,701

Total Investments – 99.6% (cost $150,877,762)		155,439,945
Other assets less liabilities – 0.4%		701,590

Net Assets – 100.0%		$156,141,535

78 | AB MULTI-MANAGER SELECT RETIREMENT FUNDS	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

AB MULTI-MANAGER SELECT 2025 FUND

(a)

To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.

(b)	Affiliated investments.

(c)	Non-income producing security.

(d)	Represents entire or partial securities out on loan. See Note E for securities lending information.

(e)	The rate shown represents the 7-day yield as of period end.

Glossary:

ETF – Exchange Traded Fund

FTSE – Financial Times Stock Exchange

See notes to financial statements.

abfunds.com	AB MULTI-MANAGER SELECT RETIREMENT FUNDS | 79

PORTFOLIO OF INVESTMENTS

AB MULTI-MANAGER SELECT 2030 FUND

January 31, 2020 (unaudited)

Company	Shares	U.S. $ Value

INVESTMENT COMPANIES – 99.6%
Funds and Investment Trusts – 99.6%(a)
AB All Market Real Return Portfolio – Class Z(b)	326,729	$2,737,990
AB Bond Inflation Strategy Portfolio – Class Z(b)	128,689	1,415,576
AB Discovery Growth Fund, Inc. – Class Z(b)(c)	235,153	2,746,585
AB Global Bond Fund, Inc. – Class Z(b)	808,059	6,973,549
AB Global Real Estate Investment Fund II – Class I(b)	360,031	4,172,755
AB High Income Fund, Inc. – Class Z(b)	1,343,697	11,192,995
AB Relative Value Fund – Class Z(b)	989,855	5,473,897
AB Trust – AB Discovery Value Fund – Class Z(b)	217,647	4,089,590
AB Unconstrained Bond Fund, Inc. – Class Z(b)	188,806	1,399,056
AQR International Defensive Style Fund – Class R6	414,083	5,523,876
AQR Style Premia Alternative Fund – Class R6	173,341	1,397,128
BlackRock Total Return Bond Fund – Class K	233,337	2,828,047
Boston Partners Long/Short Research Fund – Class INS	537,871	8,288,596
DFA Commodity Strategy Portfolio	1,060,938	5,463,830
Franklin Growth Fund – Class R6	12,047	1,377,549
iShares Core S&P 500 ETF	91,945	29,720,302
MFS Institutional International Equity Fund	99,939	2,735,328
PIMCO Real Return Fund	365,167	4,192,117
Schwab US Dividend Equity ETF	191,438	10,892,822
T. Rowe Price Emerging Markets Stock Fund – Class I	59,766	2,675,120
T. Rowe Price International Funds – International Discovery Fund – Class I	20,330	1,367,389
Vanguard FTSE Developed Markets ETF(d)	303,114	12,955,092
Vanguard FTSE Emerging Markets ETF(d)	47,691	2,003,499
Vanguard Total Bond Market ETF	65,237	5,579,068

Total Investments – 99.6% (cost $132,616,194)		137,201,756
Other assets less liabilities – 0.4%		612,090

Net Assets – 100.0%		$137,813,846

(a)

To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.

(b)	Affiliated investments.

(c)	Non-income producing security.

(d)	Represents entire or partial securities out on loan. See Note E for securities lending information.

Glossary:

ETF – Exchange Traded Fund

FTSE – Financial Times Stock Exchange

See notes to financial statements.

80 | AB MULTI-MANAGER SELECT RETIREMENT FUNDS	abfunds.com

PORTFOLIO OF INVESTMENTS

AB MULTI-MANAGER SELECT 2035 FUND

January 31, 2020 (unaudited)

Company	Shares	U.S. $ Value

INVESTMENT COMPANIES – 99.8%
Funds and Investment Trusts – 99.8%(a)
AB All Market Real Return Portfolio – Class Z(b)	321,858	$2,697,169
AB Discovery Growth Fund, Inc. – Class Z(b)(c)	348,759	4,073,510
AB Global Bond Fund, Inc. – Class Z(b)	647,949	5,591,804
AB Global Real Estate Investment Fund II – Class I(b)	355,403	4,119,119
AB High Income Fund, Inc. – Class Z(b)	1,340,430	11,165,783
AB Relative Value Fund – Class Z(b)	1,221,023	6,752,255
AB Trust – AB Discovery Value Fund – Class Z(b)	214,795	4,036,006
AB Unconstrained Bond Fund, Inc. – Class Z(b)	186,064	1,378,736
AQR International Defensive Style Fund – Class R6	407,743	5,439,288
AQR Style Premia Alternative Fund – Class R6	172,236	1,388,220
Boston Partners Long/Short Research Fund – Class INS	530,321	8,172,255
DFA Commodity Strategy Portfolio	785,461	4,045,124
Franklin Growth Fund – Class R6	23,876	2,730,232
iShares Core S&P 500 ETF	104,140	33,662,214
MFS Institutional International Equity Fund	148,494	4,064,272
Schwab US Dividend Equity ETF	165,196	9,399,652
T. Rowe Price Emerging Markets Stock Fund – Class I	88,447	3,958,869
T. Rowe Price International Funds – International Discovery Fund – Class I	40,047	2,693,542
Vanguard FTSE Developed Markets ETF(d)	362,115	15,476,795
Vanguard FTSE Emerging Markets ETF	47,063	1,977,117
Vanguard Total Bond Market ETF	32,726	2,798,727

Total Investment Companies (cost $129,652,391)		135,620,689

SHORT-TERM INVESTMENTS – 0.2%
Investment Companies – 0.2%
AB Fixed Income Shares, Inc. – Government Money Market Portfolio – Class AB, 1.50%(a)(b)(e) (cost $207,467)	207,467	207,467

Total Investments – 100.0% (cost $129,859,858)		135,828,156
Other assets less liabilities – 0.0%		14,199

Net Assets – 100.0%		$135,842,355

(a)

To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.

abfunds.com	AB MULTI-MANAGER SELECT RETIREMENT FUNDS | 81

PORTFOLIO OF INVESTMENTS (continued)

AB MULTI-MANAGER SELECT 2035 FUND

(b)	Affiliated investments.

(c)	Non-income producing security.

(d)	Represents entire or partial securities out on loan. See Note E for securities lending information.

(e)	The rate shown represents the 7-day yield as of period end.

Glossary:

ETF – Exchange Traded Fund

FTSE – Financial Times Stock Exchange

See notes to financial statements.

82 | AB MULTI-MANAGER SELECT RETIREMENT FUNDS	abfunds.com

PORTFOLIO OF INVESTMENTS

AB MULTI-MANAGER SELECT 2040 FUND

January 31, 2020 (unaudited)

Company	Shares	U.S. $ Value

INVESTMENT COMPANIES – 100.0%
Funds and Investment Trusts – 100.0%(a)
AB All Market Real Return Portfolio – Class Z(b)	101,645	$851,788
AB Discovery Growth Fund, Inc. – Class Z(b)(c)	219,871	2,568,099
AB Global Bond Fund, Inc. – Class Z(b)	101,959	879,908
AB Global Real Estate Investment Fund II – Class I(b)	223,983	2,595,964
AB High Income Fund, Inc. – Class Z(b)	422,406	3,518,641
AB Relative Value Fund – Class Z(b)	1,077,470	5,958,408
AB Trust – AB Discovery Value Fund – Class Z(b)	180,515	3,391,875
AB Unconstrained Bond Fund, Inc. – Class Z(b)	117,271	868,975
AQR International Defensive Style Fund – Class R6	193,359	2,579,408
Boston Partners Long/Short Research Fund – Class INS	334,485	5,154,407
DFA Commodity Strategy Portfolio	494,982	2,549,159
Franklin Growth Fund – Class R6	14,999	1,715,197
iShares Core S&P 500 ETF	68,284	22,072,120
MFS Institutional International Equity Fund	155,597	4,258,702
MFS Value Fund – Class R5	39,260	1,716,429
Schwab US Dividend Equity ETF(d)	89,298	5,081,056
T. Rowe Price Emerging Markets Stock Fund – Class I	55,708	2,493,470
T. Rowe Price International Funds – International Discovery Fund – Class I	25,322	1,703,161
Vanguard FTSE Developed Markets ETF(d)	267,909	11,450,431
Vanguard FTSE Emerging Markets ETF(d)	49,431	2,076,596
Vanguard Total Bond Market ETF	20,625	1,763,850

Total Investment Companies (cost $81,024,307)		85,247,644

SHORT-TERM INVESTMENTS – 0.4%
Investment Companies – 0.4%
AB Fixed Income Shares, Inc. – Government Money Market Portfolio – Class AB, 1.50%(a)(b)(e) (cost $292,185)	292,185	292,185

Total Investments Before Security Lending Collateral for Securities Loaned – 100.3% (cost $81,316,492)		85,539,829

abfunds.com	AB MULTI-MANAGER SELECT RETIREMENT FUNDS | 83

PORTFOLIO OF INVESTMENTS (continued)

AB MULTI-MANAGER SELECT 2040 FUND

Company	Shares	U.S. $ Value

INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED – 0.1%
Investment Companies – 0.1%
AB Fixed Income Shares, Inc. – Government Money Market Portfolio – Class AB, 1.50%(a)(b)(e) (cost $112,575)	112,575	$112,575

Total Investments – 100.5% (cost $81,429,067)		85,652,404
Other assets less liabilities – (0.5)%		(401,321)

Net Assets – 100.0%		$85,251,083

(a)

To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.

(b)	Affiliated investments.

(c)	Non-income producing security.

(d)	Represents entire or partial securities out on loan. See Note E for securities lending information.

(e)	The rate shown represents the 7-day yield as of period end.

Glossary:

ETF – Exchange Traded Fund

FTSE – Financial Times Stock Exchange

See notes to financial statements.

84 | AB MULTI-MANAGER SELECT RETIREMENT FUNDS	abfunds.com

PORTFOLIO OF INVESTMENTS

AB MULTI-MANAGER SELECT 2045 FUND

January 31, 2020 (unaudited)

Company	Shares	U.S. $ Value

INVESTMENT COMPANIES – 99.6%
Funds and Investment Trusts – 99.6%(a)
AB Discovery Growth Fund, Inc. – Class Z(b)(c)	203,781	$2,380,162
AB Global Bond Fund, Inc. – Class Z(c)	188,975	1,630,854
AB Global Real Estate Investment Fund II – Class I(c)	207,577	2,405,821
AB Relative Value Fund – Class Z(c)	998,896	5,523,895
AB Trust – AB Discovery Value Fund – Class Z(c)	166,988	3,137,712
AB Unconstrained Bond Fund, Inc. – Class Z(c)	108,801	806,219
AQR International Defensive Style Fund – Class R6	119,189	1,589,985
Boston Partners Long/Short Research Fund – Class INS	310,118	4,778,911
DFA Commodity Strategy Portfolio	305,894	1,575,352
Franklin Growth Fund – Class R6	27,909	3,191,401
iShares Core S&P 500 ETF	68,227	22,053,695
MFS Institutional International Equity Fund	201,820	5,523,812
MFS Value Fund – Class R5	36,302	1,587,099
Schwab US Dividend Equity ETF	55,202	3,140,994
T. Rowe Price Emerging Markets Stock Fund – Class I	51,717	2,314,859
T. Rowe Price International Funds – International Discovery Fund – Class I	35,121	2,362,223
Vanguard FTSE Developed Markets ETF(d)	266,789	11,402,562
Vanguard FTSE Emerging Markets ETF(d)	64,163	2,695,488
Vanguard Total Bond Market ETF	9,567	818,170

Total Investment Companies (cost $74,306,523)		78,919,214

SHORT-TERM INVESTMENTS – 0.4%
Investment Companies – 0.4%
AB Fixed Income Shares, Inc. – Government Money Market Portfolio – Class AB, 1.50%(a)(c)(e) (cost $277,228)	277,228	277,228

Total Investments – 100.0% (cost $74,583,751)		79,196,442
Other assets less liabilities – 0.0%		1,729

Net Assets – 100.0%		$79,198,171

(a)

To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.

(b)	Non-income producing security.

(c)	Affiliated investments.

(d)	Represents entire or partial securities out on loan. See Note E for securities lending information.

(e)	The rate shown represents the 7-day yield as of period end.

abfunds.com	AB MULTI-MANAGER SELECT RETIREMENT FUNDS | 85

PORTFOLIO OF INVESTMENTS (continued)

AB MULTI-MANAGER SELECT 2045 FUND

Glossary:

ETF	– Exchange Traded Fund
FTSE	– Financial Times Stock Exchange

See	notes to financial statements.

86 | AB MULTI-MANAGER SELECT RETIREMENT FUNDS	abfunds.com

PORTFOLIO OF INVESTMENTS

AB MULTI-MANAGER SELECT 2050 FUND

January 31, 2020 (unaudited)

Company	Shares	U.S. $ Value

INVESTMENT COMPANIES – 100.1%
Funds and Investment Trusts – 100.1%(a)
AB Discovery Growth Fund, Inc. – Class Z(b)(c)	91,453	$1,068,169
AB Global Bond Fund, Inc. – Class Z(c)	84,976	733,341
AB Global Real Estate Investment Fund II – Class I(c)	93,432	1,082,875
AB Relative Value Fund – Class Z(c)	449,271	2,484,470
AB Trust – AB Discovery Value Fund – Class Z(c)	75,113	1,411,377
AB Unconstrained Bond Fund, Inc. – Class Z(c)	48,914	362,449
AQR International Defensive Style Fund – Class R6	26,753	356,879
Boston Partners Long/Short Research Fund – Class INS	139,443	2,148,820
DFA Commodity Strategy Portfolio	137,604	708,662
Franklin Growth Fund – Class R6	15,650	1,789,612
iShares Core S&P 500 ETF	32,900	10,634,596
MFS Institutional International Equity Fund	103,754	2,839,749
MFS Value Fund – Class R5	16,309	713,035
Schwab US Dividend Equity ETF	6,208	353,235
T. Rowe Price Emerging Markets Stock Fund – Class I	23,242	1,040,301
T. Rowe Price International Funds – International Discovery Fund – Class I	15,774	1,060,977
Vanguard FTSE Developed Markets ETF(d)	128,263	5,481,961
Vanguard FTSE Emerging Markets ETF(d)	28,859	1,212,367

Total Investment Companies (cost $33,497,280)		35,482,875

SHORT-TERM INVESTMENTS – 0.3%
Investment Companies – 0.3%
AB Fixed Income Shares, Inc. – Government Money Market Portfolio – Class AB, 1.50%(a)(c)(e) (cost $107,880)	107,880	107,880

Total Investments – 100.4% (cost $33,605,160)		35,590,755
Other assets less liabilities – (0.4)%		(136,458)

Net Assets – 100.0%		$35,454,297

(a)

To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.

(b)	Non-income producing security.

(c)	Affiliated investments.

(d)	Represents entire or partial securities out on loan. See Note E for securities lending information.

(e)	The rate shown represents the 7-day yield as of period end.

abfunds.com	AB MULTI-MANAGER SELECT RETIREMENT FUNDS | 87

PORTFOLIO OF INVESTMENTS (continued)

AB MULTI-MANAGER SELECT 2050 FUND

Glossary:

ETF – Exchange Traded Fund

FTSE – Financial Times Stock Exchange

See notes to financial statements.

88 | AB MULTI-MANAGER SELECT RETIREMENT FUNDS	abfunds.com

PORTFOLIO OF INVESTMENTS

AB MULTI-MANAGER SELECT 2055 FUND

January 31, 2020 (unaudited)

Company	Shares	U.S. $ Value

INVESTMENT COMPANIES – 99.8%
Funds and Investment Trusts – 99.8%(a)
AB Discovery Growth Fund, Inc. – Class Z(b)(c)	111,812	$1,305,963
AB Global Bond Fund, Inc. – Class Z(c)	103,690	894,845
AB Global Real Estate Investment Fund II – Class I(c)	113,877	1,319,836
AB Relative Value Fund – Class Z(c)	547,853	3,029,625
AB Trust – AB Discovery Value Fund – Class Z(c)	91,761	1,724,182
AB Unconstrained Bond Fund, Inc. – Class Z(c)	59,976	444,421
Boston Partners Long/Short Research Fund – Class INS	170,060	2,620,628
DFA Commodity Strategy Portfolio	167,807	864,209
Franklin Growth Fund – Class R6	19,117	2,186,086
iShares Core S&P 500 ETF	41,472	13,405,409
MFS Institutional International Equity Fund	142,238	3,893,041
MFS Value Fund – Class R5	19,939	871,722
T. Rowe Price Emerging Markets Stock Fund – Class I	28,373	1,269,966
T. Rowe Price International Funds – International Discovery Fund – Class I	19,247	1,294,581
Vanguard FTSE Developed Markets ETF	156,449	6,686,630
Vanguard FTSE Emerging Markets ETF(d)	35,195	1,478,542

Total Investment Companies (cost $40,809,129)		43,289,686

SHORT-TERM INVESTMENTS – 0.4%
Investment Companies – 0.4%
AB Fixed Income Shares, Inc. – Government Money Market Portfolio – Class AB, 1.50%(a)(c)(e) (cost $144,278)	144,278	144,278

Total Investments – 100.2% (cost $40,953,407)		43,433,964
Other assets less liabilities – (0.2)%		(67,220)

Net Assets – 100.0%		$43,366,744

(a)

To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.

(b)	Non-income producing security.

(c)	Affiliated investments.

(d)	Represents entire or partial securities out on loan. See Note E for securities lending information.

(e)	The rate shown represents the 7-day yield as of period end.

Glossary:

ETF – Exchange Traded Fund

FTSE – Financial Times Stock Exchange

See notes to financial statements.

abfunds.com	AB MULTI-MANAGER SELECT RETIREMENT FUNDS | 89

PORTFOLIO OF INVESTMENTS

AB MULTI-MANAGER SELECT 2060 FUND

January 31, 2020 (unaudited)

Company	Shares	U.S. $ Value

INVESTMENT COMPANIES – 102.0%
Funds and Investment Trusts – 102.0%(a)
AB Discovery Growth Fund, Inc. – Class Z(b)(c)	3,159	$36,893
AB Global Bond Fund, Inc. – Class Z(c)	2,873	24,797
AB Global Real Estate Investment Fund II – Class I(c)	3,167	36,705
AB Relative Value Fund – Class Z(c)	15,308	84,651
AB Trust – AB Discovery Value Fund – Class Z(c)	2,580	48,474
AB Unconstrained Bond Fund, Inc. – Class Z(c)	1,690	12,522
Boston Partners Long/Short Research Fund – Class INS	4,803	74,009
DFA Commodity Strategy Portfolio	4,680	24,100
Franklin Growth Fund – Class R6	544	62,225
iShares Core S&P 500 ETF	1,160	374,958
MFS Institutional International Equity Fund	4,026	110,199
MFS Value Fund – Class R5	556	24,326
T. Rowe Price Emerging Markets Stock Fund – Class I	796	35,651
T. Rowe Price International Funds – International Discovery Fund – Class I	537	36,109
Vanguard FTSE Developed Markets ETF(d)	4,375	186,987
Vanguard FTSE Emerging Markets ETF(d)	983	41,296

Total Investment Companies (cost $1,197,034)		1,213,902

SHORT-TERM INVESTMENTS – 0.7%
Investment Companies – 0.7%
AB Fixed Income Shares, Inc. – Government Money Market Portfolio – Class AB, 1.50%(a)(c)(e) (cost $8,833)	8,833	8,833

Total Investments – 102.7% (cost $1,205,867)		1,222,735
Other assets less liabilities – (2.7)%		(31,984)

Net Assets – 100.0%		$1,190,751

(a)

To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.

(b)	Non-income producing security.

(c)	Affiliated investments.

(d)	Represents entire or partial securities out on loan. See Note E for securities lending information.

(e)	The rate shown represents the 7-day yield as of period end.

Glossary:

ETF – Exchange Traded Fund

FTSE – Financial Times Stock Exchange

See notes to financial statements.

90 | AB MULTI-MANAGER SELECT RETIREMENT FUNDS	abfunds.com

STATEMENT OF ASSETS & LIABILITIES

January 31, 2020 (unaudited)

	AB Multi-Manager Select Retirement Allocation Fund
Assets
Investments in Underlying Portfolios, at value
Unaffiliated issuers (cost $5,779,122)	$5,986,919	(a)
Affiliated issuers (cost $3,960,555—including investment of cash collateral for securities loaned of $1,079,000)	3,941,072
Receivable due from Adviser	29,790
Receivable for capital stock sold	9,597
Affiliated dividends receivable	3,234
Unaffiliated dividends receivable	2,131

Total assets	9,972,743

Liabilities
Payable for collateral received on securities loaned	1,079,000
Payable for capital stock redeemed	14,096
Payable for investments purchased	2,718
Distribution fee payable	2,025
Directors’ fees payable	2,003
Transfer Agent fee payable	1,100
Accrued expenses	9,712

Total liabilities	1,110,654

Net Assets	$8,862,089

Composition of Net Assets
Capital stock, at par	$86
Additional paid-in capital	8,658,776
Distributable earnings	203,227

	$8,862,089

Net Asset Value Per Share—11 billion shares of capital stock authorized, $.0001 par value

Class	Net Assets	Shares Outstanding	Net Asset Value

A	$281,101	24,810	$11.33	*

C	$103,875	9,485	$10.95

Advisor	$306,603	27,149	$11.29

R	$418,478	41,238	$10.15

K	$7,727,236	757,639	$10.20

I	$11,852	1,136.77	$10.43

Z	$12,944	1,271	$10.18

(a)	Includes securities on loan with a value of $1,126,738 (see Note E).

*	The maximum offering price per share for Class A shares was $11.83 which reflects a sales charge of 4.25%.

See notes to financial statements.

abfunds.com	AB MULTI-MANAGER SELECT RETIREMENT FUNDS | 91

STATEMENT OF ASSETS & LIABILITIES (continued)

	AB Multi-Manager Select 2010 Fund
Assets
Investments in Underlying Portfolios, at value
Unaffiliated issuers (cost $11,525,778)	$11,938,557	(a)
Affiliated issuers (cost $7,116,484—including investment of cash collateral for securities loaned of $291,525)	7,118,827
Receivable due from Adviser	30,386
Affiliated dividends receivable	8,572
Unaffiliated dividends receivable	4,236
Receivable for capital stock sold	3,548

Total assets	19,104,126

Liabilities
Payable for collateral received on securities loaned	291,525
Payable for investments purchased	7,327
Payable for capital stock redeemed	5,289
Distribution fee payable	3,981
Directors’ fees payable	2,003
Transfer Agent fee payable	1,662
Accrued expenses	13,651

Total liabilities	325,438

Net Assets	$18,778,688

Composition of Net Assets
Capital stock, at par	$180
Additional paid-in capital	18,208,383
Distributable earnings	570,125

	$18,778,688

Net Asset Value Per Share—11 billion shares of capital stock authorized, $.0001 par value

Class	Net Assets	Shares Outstanding	Net Asset Value

A	$689,536	62,118	$11.10	*

C	$39,055	3,484	$11.21

Advisor	$856,624	77,604	$11.04

R	$394,703	37,964	$10.40

K	$16,410,258	1,584,713	$10.36

I	$12,646	1,223.53	$10.34

Z	$375,866	36,401	$10.33

(a)	Includes securities on loan with a value of $831,719 (see Note E).

*	The maximum offering price per share for Class A shares was $11.59 which reflects a sales charge of 4.25%.

See notes to financial statements.

92 | AB MULTI-MANAGER SELECT RETIREMENT FUNDS	abfunds.com

STATEMENT OF ASSETS & LIABILITIES (continued)

	AB Multi-Manager Select 2015 Fund
Assets
Investments in Underlying Portfolios, at value
Unaffiliated issuers (cost $25,406,020)	$26,441,044	(a)
Affiliated issuers (cost $16,084,283—including investment of cash collateral for securities loaned of $152,222)	15,995,691
Receivable due from Adviser	30,401
Affiliated dividends receivable	20,824
Receivable for capital stock sold	10,421
Unaffiliated dividends receivable	10,303

Total assets	42,508,684

Liabilities
Payable for collateral received on securities loaned	152,222
Payable for investments purchased	17,852
Payable for capital stock redeemed	10,996
Distribution fee payable	8,320
Directors’ fees payable	2,003
Transfer Agent fee payable	1,882
Accrued expenses	11,973

Total liabilities	205,248

Net Assets	$42,303,436

Composition of Net Assets
Capital stock, at par	$410
Additional paid-in capital	40,949,151
Distributable earnings	1,353,875

	$42,303,436

Net Asset Value Per Share—11 billion shares of capital stock authorized, $.0001 par value

Class	Net Assets	Shares Outstanding	Net Asset Value

A	$1,161,274	110,129	$10.54	*

C	$338,441	32,088	$10.55

Advisor	$1,961,114	183,652	$10.68

R	$174,409	16,941	$10.29

K	$33,337,008	3,235,961	$10.30

I	$4,812,729	468,306	$10.28

Z	$518,461	50,706	$10.22

(a)	Includes securities on loan with a value of $1,387,400 (see Note E).

*	The maximum offering price per share for Class A shares was $11.01 which reflects a sales charge of 4.25%.

See notes to financial statements.

abfunds.com	AB MULTI-MANAGER SELECT RETIREMENT FUNDS | 93

STATEMENT OF ASSETS & LIABILITIES (continued)

	AB Multi-Manager Select 2020 Fund
Assets
Investments in Underlying Portfolios, at value
Unaffiliated issuers (cost $60,939,354)	$63,919,249	(a)
Affiliated issuers (cost $39,042,811)	38,505,771
Affiliated dividends receivable	51,641
Receivable for capital stock sold	33,492
Receivable due from Adviser	28,863
Unaffiliated dividends receivable	19,947

Total assets	102,558,963

Liabilities
Payable for capital stock redeemed	99,703
Payable for investments purchased	44,352
Distribution fee payable	22,462
Legal fee payable	10,385
Transfer Agent fee payable	4,808
Directors’ fees payable	2,003
Accrued expenses	9,486

Total liabilities	193,199

Net Assets	$102,365,764

Composition of Net Assets
Capital stock, at par	$982
Additional paid-in capital	99,045,828
Distributable earnings	3,318,954

	$102,365,764

Net Asset Value Per Share—11 billion shares of capital stock authorized, $.0001 par value

Class	Net Assets	Shares Outstanding	Net Asset Value

A	$3,880,826	364,948	$10.63	*

C	$725,276	68,612	$10.57

Advisor	$1,859,907	174,570	$10.65

R	$6,044,802	583,393	$10.36

K	$86,791,439	8,337,706	$10.41

I	$171,947	16,099	$10.68

Z	$2,891,567	279,138	$10.36

(a)	Includes securities on loan with a value of $5,024,878 (see Note E).

*	The maximum offering price per share for Class A shares was $11.10 which reflects a sales charge of 4.25%.

See notes to financial statements.

94 | AB MULTI-MANAGER SELECT RETIREMENT FUNDS	abfunds.com

STATEMENT OF ASSETS & LIABILITIES (continued)

	AB Multi-Manager Select 2025 Fund
Assets
Investments in Underlying Portfolios, at value
Unaffiliated issuers (cost $93,720,147)	$98,952,590	(a)
Affiliated issuers (cost $57,157,615)	56,487,355
Receivable for investments sold	624,335
Affiliated dividends receivable	106,333
Receivable for capital stock sold	75,467
Receivable due from Adviser	41,204
Unaffiliated dividends receivable	20,764

Total assets	156,308,048

Liabilities
Payable for investments purchased	90,981
Distribution fee payable	33,291
Transfer Agent out of pocket fee payable	15,390
Legal fee payable	10,286
Transfer Agent fee payable	7,194
Payable for capital stock redeemed	6,997
Directors’ fees payable	2,003
Accrued expenses	371

Total liabilities	166,513

Net Assets	$156,141,535

Composition of Net Assets
Capital stock, at par	$1,469
Additional paid-in capital	149,535,639
Distributable earnings	6,604,427

	$156,141,535

Net Asset Value Per Share—11 billion shares of capital stock authorized, $.0001 par value

Class	Net Assets	Shares Outstanding	Net Asset Value

A	$4,288,834	394,629	$10.87	*

C	$530,480	48,958	$10.84

Advisor	$4,050,778	372,389	$10.88

R	$8,503,480	807,140	$10.54

K	$131,180,445	12,345,195	$10.63

I	$1,621,348	152,483	$10.63

Z	$5,966,170	564,411	$10.57

(a)	Includes securities on loan with a value of $10,806,946 (see Note E).

*	The maximum offering price per share for Class A shares was $11.35 which reflects a sales charge of 4.25%.

See notes to financial statements.

abfunds.com	AB MULTI-MANAGER SELECT RETIREMENT FUNDS | 95

STATEMENT OF ASSETS & LIABILITIES (continued)

	AB Multi-Manager Select 2030 Fund
Assets
Investments in Underlying Portfolios, at value
Unaffiliated issuers (cost $91,731,013)	$96,999,763	(a)
Affiliated issuers (cost $40,885,181)	40,201,993
Receivable for investments sold	650,000
Receivable for capital stock sold	202,820
Affiliated dividends receivable	84,972
Receivable due from Adviser	23,725
Unaffiliated dividends receivable	12,910

Total assets	138,176,183

Liabilities
Due to custodian	189,058
Payable for investments purchased	72,924
Payable for capital stock redeemed	29,814
Distribution fee payable	28,781
Transfer Agent out of pocket fee payable	21,884
Transfer Agent fee payable	6,289
Directors’ fees payable	2,003
Accrued expenses	11,584

Total liabilities	362,337

Net Assets	$137,813,846

Composition of Net Assets
Capital stock, at par	$1,263
Additional paid-in capital	131,779,705
Distributable earnings	6,032,878

	$137,813,846

Net Asset Value Per Share—11 billion shares of capital stock authorized, $.0001 par value

Class	Net Assets	Shares Outstanding	Net Asset Value

A	$6,508,689	584,121	$11.14	*

C	$1,455,983	131,913	$11.04

Advisor	$4,029,434	361,315	$11.15

R	$3,251,680	299,974	$10.84

K	$113,673,683	10,438,080	$10.89

I	$1,427,589	130,902	$10.91

Z	$7,466,788	687,823	$10.86

(a)	Includes securities on loan with a value of $4,484,847 (see Note E).

*	The maximum offering price per share for Class A shares was $11.63 which reflects a sales charge of 4.25%.

See notes to financial statements.

96 | AB MULTI-MANAGER SELECT RETIREMENT FUNDS	abfunds.com

STATEMENT OF ASSETS & LIABILITIES (continued)

	AB Multi-Manager Select 2035 Fund
Assets
Investments in Underlying Portfolios, at value
Unaffiliated issuers (cost $89,448,002)	$95,806,307	(a)
Affiliated issuers (cost $40,411,856)	40,021,849
Receivable for capital stock sold	102,941
Affiliated dividends receivable	81,526
Receivable due from Adviser	29,578
Unaffiliated dividends receivable	1,188

Total assets	136,043,389

Liabilities
Payable for investments purchased	69,887
Payable for capital stock redeemed	51,655
Distribution fee payable	29,403
Transfer Agent out of pocket fee payable	24,705
Legal fee payable	10,329
Transfer Agent fee payable	6,426
Directors’ fees payable	2,003
Accrued expenses	6,626

Total liabilities	201,034

Net Assets	$135,842,355

Composition of Net Assets
Capital stock, at par	$1,213
Additional paid-in capital	127,540,650
Distributable earnings	8,300,492

	$135,842,355

Net Asset Value Per Share—11 billion shares of capital stock authorized, $.0001 par value

Class	Net Assets	Shares Outstanding	Net Asset Value

A	$5,543,917	483,494	$11.47	*

C	$1,209,902	106,600	$11.35

Advisor	$4,054,626	352,408	$11.51

R	$3,595,609	323,804	$11.10

K	$115,501,911	10,329,516	$11.18

I	$1,486,378	131,367	$11.31

Z	$4,450,012	399,490	$11.14

(a)	Includes securities on loan with a value of $9,509,650 (see Note E).

*	The maximum offering price per share for Class A shares was $11.98 which reflects a sales charge of 4.25%.

See notes to financial statements.

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STATEMENT OF ASSETS & LIABILITIES (continued)

	AB Multi-Manager Select 2040 Fund
Assets
Investments in Underlying Portfolios, at value
Unaffiliated issuers (cost $59,960,284)	$64,613,986	(a)
Affiliated issuers (cost $21,468,783—including investment of cash collateral for securities loaned of $112,575)	21,038,418
Receivable for capital stock sold	60,674
Receivable due from Adviser	24,662
Affiliated dividends receivable	24,048
Unaffiliated dividends receivable	542

Total assets	85,762,330

Liabilities
Payable for capital stock redeemed	328,334
Payable for collateral received on securities loaned	112,575
Payable for investments purchased	20,491
Distribution fee payable	18,117
Transfer Agent fee payable	4,053
Directors’ fees payable	1,897
Accrued expenses	25,780

Total liabilities	511,247

Net Assets	$85,251,083

Composition of Net Assets
Capital stock, at par	$767
Additional paid-in capital	79,348,732
Distributable earnings	5,901,584

	$85,251,083

Net Asset Value Per Share—11 billion shares of capital stock authorized, $.0001 par value

Class	Net Assets	Shares Outstanding	Net Asset Value

A	$3,641,346	319,550	$11.40	*

C	$787,570	69,947	$11.26

Advisor	$2,211,049	193,343	$11.44

R	$2,475,799	224,388	$11.03

K	$70,539,586	6,357,241	$11.10

I	$877,134	78,732	$11.14

Z	$4,718,599	427,122	$11.05

(a)	Includes securities on loan with a value of $13,635,137 (see Note E).

*	The maximum offering price per share for Class A shares was $11.91 which reflects a sales charge of 4.25%.

See notes to financial statements.

98 | AB MULTI-MANAGER SELECT RETIREMENT FUNDS	abfunds.com

STATEMENT OF ASSETS & LIABILITIES (continued)

	AB Multi-Manager Select 2045 Fund
Assets
Investments in Underlying Portfolios, at value
Unaffiliated issuers (cost $58,053,888)	$63,034,551	(a)
Affiliated issuers (cost $16,529,863)	16,161,891
Receivable for capital stock sold	43,077
Receivable due from Adviser	22,259
Affiliated dividends receivable	1,123
Unaffiliated dividends receivable	271
Other assets	21,654

Total assets	79,284,826

Liabilities
Distribution fee payable	16,876
Payable for capital stock redeemed	15,536
Transfer Agent out of pocket fee payable	15,422
Legal fee payable	10,435
Audit and tax fee payable	7,512
Custody fee payable	6,073
Printing fee payable	4,575
Transfer Agent fee payable	3,612
Directors’ fees payable	1,897
Payable for investments purchased	865
Accrued expenses	3,852

Total liabilities	86,655

Net Assets	$79,198,171

Composition of Net Assets
Capital stock, at par	$696
Additional paid-in capital	73,393,486
Distributable earnings	5,803,989

	$79,198,171

Net Asset Value Per Share—11 billion shares of capital stock authorized, $.0001 par value

Class	Net Assets	Shares Outstanding	Net Asset Value

A	$2,487,626	212,359	$11.71	*

C	$226,271	19,331	$11.71

Advisor	$2,440,077	206,853	$11.80

R	$904,388	79,914	$11.32

K	$68,697,613	6,050,106	$11.35

I	$461,755	40,347	$11.44

Z	$3,980,441	352,209	$11.30

(a)	Includes securities on loan with a value of $14,098,049 (see Note E).

*	The maximum offering price per share for Class A shares was $12.23 which reflects a sales charge of 4.25%.

See notes to financial statements.

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STATEMENT OF ASSETS & LIABILITIES (continued)

	AB Multi-Manager Select 2050 Fund
Assets
Investments in Underlying Portfolios, at value
Unaffiliated issuers (cost $26,148,887)	$28,340,194	(a)
Affiliated issuers (cost $7,456,273)	7,250,561
Receivable for capital stock sold	34,326
Receivable due from Adviser	23,626
Affiliated dividends receivable	485
Unaffiliated dividends receivable	80

Total assets	35,649,272

Liabilities
Payable for capital stock redeemed	166,823
Distribution fee payable	7,472
Directors’ fees payable	1,626
Transfer Agent fee payable	1,615
Payable for investments purchased	389
Accrued expenses	17,050

Total liabilities	194,975

Net Assets	$35,454,297

Composition of Net Assets
Capital stock, at par	$306
Additional paid-in capital	32,845,818
Distributable earnings	2,608,173

	$35,454,297

Net Asset Value Per Share—11 billion shares of capital stock authorized, $.0001 par value

Class	Net Assets	Shares Outstanding	Net Asset Value

A	$1,528,123	124,752	$12.25	*

C	$89,351	7,370	$12.12

Advisor	$1,189,551	96,596	$12.31

R	$1,002,955	87,404	$11.47

K	$29,092,706	2,524,157	$11.53

I	$412,974	35,003	$11.80

Z	$2,138,637	186,038	$11.50

(a)	Includes securities on loan with a value of $6,694,327 (see Note E).

*	The maximum offering price per share for Class A shares was $12.79 which reflects a sales charge of 4.25%.

See notes to financial statements.

100 | AB MULTI-MANAGER SELECT RETIREMENT FUNDS	abfunds.com

STATEMENT OF ASSETS & LIABILITIES (continued)

	AB Multi-Manager Select 2055 Fund
Assets
Investments in Underlying Portfolios, at value
Unaffiliated issuers (cost $31,876,107)	$34,570,814	(a)
Affiliated issuers (cost $9,077,300)	8,863,150
Receivable for capital stock sold	52,199
Receivable due from Adviser	23,474
Affiliated dividends receivable	785
Unaffiliated dividends receivable	15

Total assets	43,510,437

Liabilities
Payable for capital stock redeemed	108,481
Distribution fee payable	9,549
Legal fee payable	9,221
Transfer Agent out of pocket fee payable	8,021
Transfer Agent fee payable	2,713
Directors’ fees payable	1,995
Payable for investments purchased	473
Accrued expenses	3,240

Total liabilities	143,693

Net Assets	$43,366,744

Composition of Net Assets
Capital stock, at par	$374
Additional paid-in capital	40,237,089
Distributable earnings	3,129,281

	$43,366,744

Net Asset Value Per Share—11 billion shares of capital stock authorized, $.0001 par value

Class	Net Assets	Shares Outstanding	Net Asset Value

A	$1,796,533	148,336	$12.11	*

C	$109,406	9,111	$12.01

Advisor	$1,045,693	84,998	$12.30

R	$712,463	61,986	$11.49

K	$37,632,878	3,256,695	$11.56

I	$326,590	27,906	$11.70

Z	$1,743,181	151,176	$11.53

(a)	Includes securities on loan with a value of $1,478,542 (see Note E).

*	The maximum offering price per share for Class A shares was $12.65 which reflects a sales charge of 4.25%.

See notes to financial statements.

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STATEMENT OF ASSETS & LIABILITIES (continued)

	AB Multi-Manager Select 2060 Fund
Assets
Investments in Underlying Portfolios, at value
Unaffiliated issuers (cost $950,404)	$969,860	(a)
Affiliated issuers (cost $255,463)	252,875
Deferred offering expense	485
Affiliated dividends receivable	19
Unaffiliated dividends receivable	5

Total assets	1,223,244

Liabilities
Advisory fee payable	9,377
Audit and tax fee payable	7,512
Legal fee payable	6,947
Printing fee payable	2,433
Directors’ fees payable	2,170
Distribution fee payable	185
Transfer Agent fee payable	121
Payable for investments purchased	13
Accrued expenses	3,735

Total liabilities	32,493

Net Assets	$1,190,751

Composition of Net Assets
Capital stock, at par	$11
Additional paid-in capital	1,156,840
Distributable earnings	33,900

	$1,190,751

Net Asset Value Per Share—11 billion shares of capital stock authorized, $.0001 par value

Class	Net Assets	Shares Outstanding	Net Asset Value

A	$33,635	2,972	$11.32	*

C	$16,376	1,451	$11.29

Advisor	$215,234	19,002	$11.33

R	$26,178	2,332.15	$11.22

K	$537,485	47,873	$11.23

I	$11,275	1,002	$11.25

Z	$350,568	31,146	$11.26

(a)	Includes securities on loan with a value of $228,283 (see Note E).

*	The maximum offering price per share for Class A shares was $11.82 which reflects a sales charge of 4.25%.

See notes to financial statements.

102 | AB MULTI-MANAGER SELECT RETIREMENT FUNDS	abfunds.com

STATEMENT OF OPERATIONS

Six Months Ended January 31, 2020 (unaudited)

	AB Multi-Manager Select Retirement Allocation Fund
Investment Income
Dividends
Income distributions from unaffiliated Underlying Portfolios	$88,365
Income distributions from affiliated Underlying Portfolios	82,457
Securities lending income	174	$170,996

Expenses
Advisory fee (see Note B)	7,426
Distribution fee – Class A	394
Distribution fee – Class C	352
Distribution fee – Class R	796
Distribution fee – Class K	10,651
Transfer agency – Class A	2,649
Transfer agency – Class C	913
Transfer agency – Advisor Class	4,247
Transfer agency – Class R	536
Transfer agency – Class K	8,521
Transfer agency – Class I	7
Transfer agency – Class Z	1
Registration fees	61,554
Custodian	32,710
Legal	18,237
Directors’ fees	11,949
Audit and tax	9,300
Printing	2,250
Miscellaneous	4,556

Total expenses	177,049
Less: expenses waived and reimbursed by the Adviser (see Notes B & E)	(154,256)

Net expenses		22,793

Net investment income		148,203

Realized and Unrealized Gain (Loss) on Investment Transactions
Net realized gain on:
Affiliated Underlying Portfolios		31,114
Unaffiliated Underlying Portfolios		149,096
Net realized gain distributions from:
Affiliated Underlying Portfolios		14,601
Unaffiliated Underlying Portfolios		2,644
Net change in unrealized appreciation/depreciation in:
Affiliated Underlying Portfolios		(47,260)
Unaffiliated Underlying Portfolios		23,550

Net gain on investment transactions		173,745

Net Increase in Net Assets from Operations		$321,948

See notes to financial statements.

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STATEMENT OF OPERATIONS (continued)

	AB Multi-Manager Select 2010 Fund
Investment Income
Dividends
Income distributions from unaffiliated Underlying Portfolios	$167,676
Income distributions from affiliated Underlying Portfolios	163,766
Securities lending income	16	$331,458

Expenses
Advisory fee (see Note B)	14,368
Distribution fee – Class A	873
Distribution fee – Class C	187
Distribution fee – Class R	771
Distribution fee – Class K	20,605
Transfer agency – Class A	2,163
Transfer agency – Class C	165
Transfer agency – Advisor Class	3,836
Transfer agency – Class R	519
Transfer agency – Class K	16,484
Transfer agency – Class I	16
Transfer agency – Class Z	25
Registration fees	61,592
Custodian	32,602
Legal	18,267
Directors’ fees	11,949
Audit and tax	9,300
Printing	1,616
Miscellaneous	4,614

Total expenses	199,952
Less: expenses waived and reimbursed by the Adviser (see Notes B & E)	(161,480)

Net expenses		38,472

Net investment income		292,986

Realized and Unrealized Gain (Loss) on Investment Transactions
Net realized gain on:
Affiliated Underlying Portfolios		43,383
Unaffiliated Underlying Portfolios		322,883
Net realized gain distributions from:
Affiliated Underlying Portfolios		39,241
Unaffiliated Underlying Portfolios		6,802
Net change in unrealized appreciation/depreciation in:
Affiliated Underlying Portfolios		(26,498)
Unaffiliated Underlying Portfolios		43,982

Net gain on investment transactions		429,793

Net Increase in Net Assets from Operations		$722,779

See notes to financial statements.

104 | AB MULTI-MANAGER SELECT RETIREMENT FUNDS	abfunds.com

STATEMENT OF OPERATIONS (continued)

	AB Multi-Manager Select 2015 Fund
Investment Income
Dividends
Income distributions from unaffiliated Underlying Portfolios	$405,800
Income distributions from affiliated Underlying Portfolios	401,578
Securities lending income	105	$807,483

Expenses
Advisory fee (see Note B)	35,030
Distribution fee – Class A	1,495
Distribution fee – Class C	1,718
Distribution fee – Class R	713
Distribution fee – Class K	44,832
Transfer agency – Class A	649
Transfer agency – Class C	268
Transfer agency – Advisor Class	1,918
Transfer agency – Class R	476
Transfer agency – Class K	35,865
Transfer agency – Class I	2,874
Transfer agency – Class Z	31
Registration fees	60,522
Custodian	33,223
Legal	18,273
Directors’ fees	11,949
Audit and tax	9,300
Printing	2,350
Miscellaneous	4,979

Total expenses	266,465
Less: expenses waived and reimbursed by the Adviser (see Notes B & E)	(187,919)

Net expenses		78,546

Net investment income		728,937

Realized and Unrealized Gain (Loss) on Investment Transactions
Net realized gain on:
Affiliated Underlying Portfolios		103,032
Unaffiliated Underlying Portfolios		879,391
Net realized gain distributions from:
Affiliated Underlying Portfolios		94,969
Unaffiliated Underlying Portfolios		16,047
Net change in unrealized appreciation/depreciation in:
Affiliated Underlying Portfolios		(125,146)
Unaffiliated Underlying Portfolios		129,820

Net gain on investment transactions		1,098,113

Net Increase in Net Assets from Operations		$1,827,050

See notes to financial statements.

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STATEMENT OF OPERATIONS (continued)

	AB Multi-Manager Select 2020 Fund
Investment Income
Dividends
Income distributions from unaffiliated Underlying Portfolios	$939,673
Income distributions from affiliated Underlying Portfolios	903,148
Securities lending income	473	$1,843,294

Expenses
Advisory fee (see Note B)	79,123
Distribution fee – Class A	5,299
Distribution fee – Class C	3,434
Distribution fee – Class R	11,514
Distribution fee – Class K	110,113
Transfer agency – Class A	2,482
Transfer agency – Class C	618
Transfer agency – Advisor Class	2,135
Transfer agency – Class R	7,765
Transfer agency – Class K	88,091
Transfer agency – Class I	103
Transfer agency – Class Z	229
Registration fees	56,409
Custodian	34,266
Legal	17,538
Directors’ fees	11,949
Audit and tax	9,300
Printing	4,316
Miscellaneous	5,635

Total expenses	450,319
Less: expenses waived and reimbursed by the Adviser (see Notes B & E)	(249,349)

Net expenses		200,970

Net investment income		1,642,324

Realized and Unrealized Gain (Loss) on Investment Transactions
Net realized gain on:
Affiliated Underlying Portfolios		241,894
Unaffiliated Underlying Portfolios		1,852,714
Net realized gain distributions from:
Affiliated Underlying Portfolios		284,170
Unaffiliated Underlying Portfolios		47,358
Net change in unrealized appreciation/depreciation in:
Affiliated Underlying Portfolios		(388,799)
Unaffiliated Underlying Portfolios		556,973

Net gain on investment transactions		2,594,310

Net Increase in Net Assets from Operations		$4,236,634

See notes to financial statements.

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STATEMENT OF OPERATIONS (continued)

	AB Multi-Manager Select 2025 Fund
Investment Income
Dividends
Income distributions from unaffiliated Underlying Portfolios	$1,470,374
Income distributions from affiliated Underlying Portfolios	1,326,107
Securities lending income	825	$2,797,306

Expenses
Advisory fee (see Note B)	119,029
Distribution fee – Class A	5,747
Distribution fee – Class C	2,139
Distribution fee – Class R	16,352
Distribution fee – Class K	166,183
Transfer agency – Class A	2,650
Transfer agency – Class C	382
Transfer agency – Advisor Class	3,527
Transfer agency – Class R	11,032
Transfer agency – Class K	132,947
Transfer agency – Class I	938
Transfer agency – Class Z	439
Registration fees	66,044
Custodian	35,298
Legal	17,550
Directors’ fees	11,949
Audit and tax	9,300
Printing	5,354
Miscellaneous	5,749

Total expenses	612,609
Less: expenses waived and reimbursed by the Adviser (see Notes B & E)	(324,258)

Net expenses		288,351

Net investment income		2,508,955

Realized and Unrealized Gain (Loss) on Investment Transactions
Net realized gain on:
Affiliated Underlying Portfolios		455,594
Unaffiliated Underlying Portfolios		2,122,165
Net realized gain distributions from:
Affiliated Underlying Portfolios		632,494
Unaffiliated Underlying Portfolios		102,233
Net change in unrealized appreciation/depreciation in:
Affiliated Underlying Portfolios		(554,897)
Unaffiliated Underlying Portfolios		1,777,288

Net gain on investment transactions		4,534,877

Net Increase in Net Assets from Operations		$7,043,832

See notes to financial statements.

abfunds.com	AB MULTI-MANAGER SELECT RETIREMENT FUNDS | 107

STATEMENT OF OPERATIONS (continued)

	AB Multi-Manager Select 2030 Fund
Investment Income
Dividends
Income distributions from unaffiliated Underlying Portfolios	$1,412,509
Income distributions from affiliated Underlying Portfolios	1,056,533
Securities lending income	1,719	$2,470,761

Expenses
Advisory fee (see Note B)	106,927
Distribution fee – Class A	9,257
Distribution fee – Class C	5,785
Distribution fee – Class R	6,120
Distribution fee – Class K	145,034
Transfer agency – Class A	3,700
Transfer agency – Class C	876
Transfer agency – Advisor Class	3,615
Transfer agency – Class R	4,143
Transfer agency – Class K	113,936
Transfer agency – Class I	828
Transfer agency – Class Z	555
Registration fees	54,424
Custodian	35,204
Legal	17,547
Directors’ fees	11,949
Audit and tax	9,300
Printing	6,651
Miscellaneous	6,017

Total expenses	541,868
Less: expenses waived and reimbursed by the Adviser (see Notes B & E)	(280,289)

Net expenses		261,579

Net investment income		2,209,182

Realized and Unrealized Gain (Loss) on Investment Transactions
Net realized gain on:
Affiliated Underlying Portfolios		171,939
Unaffiliated Underlying Portfolios		2,040,457
Net realized gain distributions from:
Affiliated Underlying Portfolios		636,833
Unaffiliated Underlying Portfolios		176,677
Net change in unrealized appreciation/depreciation in:
Affiliated Underlying Portfolios		(343,662)
Unaffiliated Underlying Portfolios		1,814,081

Net gain on investment transactions		4,496,325

Net Increase in Net Assets from Operations		$6,705,507

See notes to financial statements.

108 | AB MULTI-MANAGER SELECT RETIREMENT FUNDS	abfunds.com

STATEMENT OF OPERATIONS (continued)

	AB Multi-Manager Select 2035 Fund
Investment Income
Dividends
Income distributions from unaffiliated Underlying Portfolios	$1,464,499
Income distributions from affiliated Underlying Portfolios	948,303
Securities lending income	1,964	$2,414,766

Expenses
Advisory fee (see Note B)	104,351
Distribution fee – Class A	7,149
Distribution fee – Class C	4,765
Distribution fee – Class R	6,814
Distribution fee – Class K	147,841
Transfer agency – Class A	3,852
Transfer agency – Class C	983
Transfer agency – Advisor Class	3,654
Transfer agency – Class R	4,612
Transfer agency – Class K	118,273
Transfer agency – Class I	880
Transfer agency – Class Z	324
Registration fees	58,788
Custodian	35,278
Legal	17,551
Directors’ fees	11,949
Audit and tax	9,300
Printing	6,107
Miscellaneous	5,735

Total expenses	548,206
Less: expenses waived and reimbursed by the Adviser (see Notes B & E)	(286,233)

Net expenses		261,973

Net investment income		2,152,793

Realized and Unrealized Gain (Loss) on Investment Transactions
Net realized gain on:
Affiliated Underlying Portfolios		147,083
Unaffiliated Underlying Portfolios		2,141,547
Net realized gain distributions from:
Affiliated Underlying Portfolios		715,604
Unaffiliated Underlying Portfolios		259,905
Net change in unrealized appreciation/depreciation in:
Affiliated Underlying Portfolios		(450,881)
Unaffiliated Underlying Portfolios		2,217,622

Net gain on investment transactions		5,030,880

Net Increase in Net Assets from Operations		$7,183,673

See notes to financial statements.

abfunds.com	AB MULTI-MANAGER SELECT RETIREMENT FUNDS | 109

STATEMENT OF OPERATIONS (continued)

	AB Multi-Manager Select 2040 Fund
Investment Income
Dividends
Income distributions from unaffiliated Underlying Portfolios	$983,163
Income distributions from affiliated Underlying Portfolios	429,946
Securities lending income	1,145	$1,414,254

Expenses
Advisory fee (see Note B)	66,120
Distribution fee – Class A	4,741
Distribution fee – Class C	3,104
Distribution fee – Class R	5,114
Distribution fee – Class K	90,225
Transfer agency – Class A	3,334
Transfer agency – Class C	826
Transfer agency – Advisor Class	3,232
Transfer agency – Class R	3,444
Transfer agency – Class K	72,180
Transfer agency – Class I	464
Transfer agency – Class Z	402
Registration fees	55,246
Custodian	34,364
Legal	17,540
Directors’ fees	11,843
Audit and tax	9,300
Printing	5,703
Miscellaneous	5,022

Total expenses	392,204
Less: expenses waived and reimbursed by the Adviser (see Notes B & E)	(224,275)

Net expenses		167,929

Net investment income		1,246,325

Realized and Unrealized Gain (Loss) on Investment Transactions
Net realized gain on:
Affiliated Underlying Portfolios		125,181
Unaffiliated Underlying Portfolios		1,177,256
Net realized gain distributions from:
Affiliated Underlying Portfolios		529,828
Unaffiliated Underlying Portfolios		201,205
Net change in unrealized appreciation/depreciation in:
Affiliated Underlying Portfolios		(409,343)
Unaffiliated Underlying Portfolios		1,815,739

Net gain on investment transactions		3,439,866

Net Increase in Net Assets from Operations		$4,686,191

See notes to financial statements.

110 | AB MULTI-MANAGER SELECT RETIREMENT FUNDS	abfunds.com

STATEMENT OF OPERATIONS (continued)

	AB Multi-Manager Select 2045 Fund
Investment Income
Dividends
Income distributions from unaffiliated Underlying Portfolios	$923,514
Income distributions from affiliated Underlying Portfolios	309,983
Securities lending income	1,384	$1,234,881

Expenses
Advisory fee (see Note B)	59,421
Distribution fee – Class A	3,178
Distribution fee – Class C	762
Distribution fee – Class R	1,629
Distribution fee – Class K	85,019
Transfer agency – Class A	2,605
Transfer agency – Class C	256
Transfer agency – Advisor Class	4,261
Transfer agency – Class R	1,118
Transfer agency – Class K	68,015
Transfer agency – Class I	272
Transfer agency – Class Z	297
Registration fees	54,875
Custodian	34,094
Legal	17,532
Directors’ fees	11,843
Audit and tax	9,300
Printing	4,736
Miscellaneous	5,177

Total expenses	364,390
Less: expenses waived and reimbursed by the Adviser (see Notes B & E)	(211,385)

Net expenses		153,005

Net investment income		1,081,876

Realized and Unrealized Gain (Loss) on Investment Transactions
Net realized gain on:
Affiliated Underlying Portfolios		64,614
Unaffiliated Underlying Portfolios		1,137,333
Net realized gain distributions from:
Affiliated Underlying Portfolios		486,512
Unaffiliated Underlying Portfolios		280,793
Net change in unrealized appreciation/depreciation in:
Affiliated Underlying Portfolios		(354,973)
Unaffiliated Underlying Portfolios		1,792,507

Net gain on investment transactions		3,406,786

Net Increase in Net Assets from Operations		$4,488,662

See notes to financial statements.

abfunds.com	AB MULTI-MANAGER SELECT RETIREMENT FUNDS | 111

STATEMENT OF OPERATIONS (continued)

	AB Multi-Manager Select 2050 Fund
Investment Income
Dividends
Income distributions from unaffiliated Underlying Portfolios	$417,073
Income distributions from affiliated Underlying Portfolios	140,988
Securities lending income	538	$558,599

Expenses
Advisory fee (see Note B)	27,546
Distribution fee – Class A	1,876
Distribution fee – Class C	294
Distribution fee – Class R	2,088
Distribution fee – Class K	36,542
Transfer agency – Class A	2,027
Transfer agency – Class C	138
Transfer agency – Advisor Class	3,440
Transfer agency – Class R	1,422
Transfer agency – Class K	27,867
Transfer agency – Class I	253
Transfer agency – Class Z	165
Registration fees	57,279
Custodian	33,285
Legal	18,271
Directors’ fees	11,572
Audit and tax	9,300
Printing	3,058
Miscellaneous	4,869

Total expenses	241,292
Less: expenses waived and reimbursed by the Adviser (see Notes B & E)	(173,291)

Net expenses		68,001

Net investment income		490,598

Realized and Unrealized Gain (Loss) on Investment Transactions
Net realized gain on:
Affiliated Underlying Portfolios		48,164
Unaffiliated Underlying Portfolios		564,750
Net realized gain distributions from:
Affiliated Underlying Portfolios		220,850
Unaffiliated Underlying Portfolios		152,931
Net change in unrealized appreciation/depreciation in:
Affiliated Underlying Portfolios		(166,841)
Unaffiliated Underlying Portfolios		833,826

Net gain on investment transactions		1,653,680

Net Increase in Net Assets from Operations		$2,144,278

See notes to financial statements.

112 | AB MULTI-MANAGER SELECT RETIREMENT FUNDS	abfunds.com

STATEMENT OF OPERATIONS (continued)

	AB Multi-Manager Select 2055 Fund
Investment Income
Dividends
Income distributions from unaffiliated Underlying Portfolios	$503,245
Income distributions from affiliated Underlying Portfolios	172,190
Securities lending income	683	$676,118

Expenses
Advisory fee (see Note B)	32,964
Distribution fee – Class A	2,187
Distribution fee – Class C	340
Distribution fee – Class R	1,438
Distribution fee – Class K	47,185
Transfer agency – Class A	2,957
Transfer agency – Class C	195
Transfer agency – Advisor Class	3,275
Transfer agency – Class R	987
Transfer agency – Class K	33,108
Transfer agency – Class I	187
Transfer agency – Class Z	119
Registration fees	58,511
Custodian	33,265
Legal	18,300
Directors’ fees	11,941
Audit and tax	9,300
Printing	6,853
Miscellaneous	4,600

Total expenses	267,712
Less: expenses waived and reimbursed by the Adviser (see Notes B & E)	(184,042)

Net expenses		83,670

Net investment income		592,448

Realized and Unrealized Gain (Loss) on Investment Transactions
Net realized gain on:
Affiliated Underlying Portfolios		40,539
Unaffiliated Underlying Portfolios		588,275
Net realized gain distributions from:
Affiliated Underlying Portfolios		268,272
Unaffiliated Underlying Portfolios		188,172
Net change in unrealized appreciation/depreciation in:
Affiliated Underlying Portfolios		(196,585)
Unaffiliated Underlying Portfolios		1,087,421

Net gain on investment transactions		1,976,094

Net Increase in Net Assets from Operations		$2,568,542

See notes to financial statements.

abfunds.com	AB MULTI-MANAGER SELECT RETIREMENT FUNDS | 113

STATEMENT OF OPERATIONS (continued)

	AB Multi-Manager Select 2060 Fund
Investment Income
Dividends
Income distributions from unaffiliated Underlying Portfolios	$7,491
Income distributions from affiliated Underlying Portfolios	3,009
Securities lending income	4	$10,504

Expenses
Advisory fee (see Note B)	506
Distribution fee – Class A	40
Distribution fee – Class C	53
Distribution fee – Class R	41
Distribution fee – Class K	175
Transfer agency – Class A	151
Transfer agency – Class C	75
Transfer agency – Advisor Class	998
Amortization of offering expenses	86,879
Registration fees	48,416
Custodian	32,656
Legal	18,124
Directors’ fees	11,956
Audit and tax	9,300
Printing	2,178
Miscellaneous	4,058

Total expenses	215,606
Less: expenses waived and reimbursed by the Adviser (see Note B)	(214,844)

Net expenses		762

Net investment income		9,742

Realized and Unrealized Gain (Loss) on Investment Transactions
Net realized gain on:
Affiliated Underlying Portfolios		934
Unaffiliated Underlying Portfolios		10,804
Net realized gain distributions from:
Affiliated Underlying Portfolios		4,458
Unaffiliated Underlying Portfolios		3,067
Net change in unrealized appreciation/depreciation in:
Affiliated Underlying Portfolios		(5,610)
Unaffiliated Underlying Portfolios		7,452

Net gain on investment transactions		21,105

Net Increase in Net Assets from Operations		$30,847

See notes to financial statements.

114 | AB MULTI-MANAGER SELECT RETIREMENT FUNDS	abfunds.com

STATEMENT OF CHANGES IN NET ASSETS

	AB Multi-Manager Select Retirement Allocation Fund
	Six Months Ended January 31, 2020 (unaudited)	Year Ended July 31, 2019
Increase (Decrease) in Net Assets from Operations
Net investment income	$148,203	$259,667
Net realized gain on Underlying Portfolios	180,210	5,891
Net realized gain distributions from Underlying Portfolios	17,245	33,301
Net change in unrealized appreciation/depreciation of investments in Underlying Portfolios	(23,710)	160,096

Net increase in net assets from operations	321,948	458,955
Distributions to Shareholders
Class A	(7,705)	(13,892)
Class C	(2,835)	(3,558)
Advisor Class	(10,007)	(23,186)
Class R	(19,368)	(19,635)
Class K	(392,295)	(539,149)
Class I	(614)	(617)
Class Z	(673)	(16,519)
Capital Stock Transactions
Net decrease	(1,913,871)	(2,098,524)

Total decrease	(2,025,420)	(2,256,125)
Net Assets
Beginning of period	10,887,509	13,143,634

End of period	$8,862,089	$10,887,509

See notes to financial statements.

abfunds.com	AB MULTI-MANAGER SELECT RETIREMENT FUNDS | 115

STATEMENT OF CHANGES IN NET ASSETS (continued)

	AB Multi-Manager Select 2010 Fund
	Six Months Ended January 31, 2020 (unaudited)	Year Ended July 31, 2019
Increase in Net Assets from Operations
Net investment income	$292,986	$381,595
Net realized gain on Underlying Portfolios	366,266	74,917
Net realized gain distributions from Underlying Portfolios	46,043	61,556
Net change in unrealized appreciation/depreciation of investments in Underlying Portfolios	17,484	137,991

Net increase in net assets from operations	722,779	656,059
Distributions to Shareholders
Class A	(23,440)	(18,944)
Class C	(777)	(1,772)
Advisor Class	(31,135)	(71,554)
Class R	(14,983)	(18,725)
Class K	(644,501)	(823,756)
Class I	(550)	(3,785)
Class Z	(16,390)	(659)
Capital Stock Transactions
Net increase	273,683	430,943

Total increase	264,686	147,807
Net Assets
Beginning of period	18,514,002	18,366,195

End of period	$18,778,688	$18,514,002

See notes to financial statements.

116 | AB MULTI-MANAGER SELECT RETIREMENT FUNDS	abfunds.com

STATEMENT OF CHANGES IN NET ASSETS (continued)

	AB Multi-Manager Select 2015 Fund
	Six Months Ended January 31, 2020 (unaudited)	Year Ended July 31, 2019
Increase (Decrease) in Net Assets from Operations
Net investment income	$728,937	$1,022,200
Net realized gain on Underlying Portfolios	982,423	355,446
Net realized gain distributions from Underlying Portfolios	111,016	228,744
Net change in unrealized appreciation/depreciation of investments in Underlying Portfolios	4,674	(131,184)

Net increase in net assets from operations	1,827,050	1,475,206
Distributions to Shareholders
Class A	(48,803)	(74,508)
Class C	(10,301)	(30,225)
Advisor Class	(83,619)	(277,429)
Class R	(17,629)	(16,919)
Class K	(1,482,989)	(2,243,216)
Class I	(216,319)	(295,355)
Class Z	(23,705)	(905)
Capital Stock Transactions
Net increase (decrease)	(4,340,302)	4,336,937

Total increase (decrease)	(4,396,617)	2,873,586
Net Assets
Beginning of period	46,700,053	43,826,467

End of period	$42,303,436	$46,700,053

See notes to financial statements.

abfunds.com	AB MULTI-MANAGER SELECT RETIREMENT FUNDS | 117

STATEMENT OF CHANGES IN NET ASSETS (continued)

	AB Multi-Manager Select 2020 Fund
	Six Months Ended January 31, 2020 (unaudited)	Year Ended July 31, 2019
Increase (Decrease) in Net Assets from Operations
Net investment income	$1,642,324	$2,188,041
Net realized gain on Underlying Portfolios	2,094,608	686,490
Net realized gain distributions from Underlying Portfolios	331,528	676,610
Net change in unrealized appreciation/depreciation of investments in Underlying Portfolios	168,174	(369,286)

Net increase in net assets from operations	4,236,634	3,181,855
Distributions to Shareholders
Class A	(183,243)	(320,758)
Class C	(35,660)	(81,254)
Advisor Class	(86,629)	(305,786)
Class R	(269,382)	(375,808)
Class K	(4,090,827)	(6,395,585)
Class I	(8,484)	(13,871)
Class Z	(168,474)	(50,867)
Capital Stock Transactions
Net increase	1,057,313	4,851,481

Total increase	451,248	489,407
Net Assets
Beginning of period	101,914,516	101,425,109

End of period	$102,365,764	$101,914,516

See notes to financial statements.

118 | AB MULTI-MANAGER SELECT RETIREMENT FUNDS	abfunds.com

STATEMENT OF CHANGES IN NET ASSETS (continued)

	AB Multi-Manager Select 2025 Fund
	Six Months Ended January 31, 2020 (unaudited)	Year Ended July 31, 2019
Increase (Decrease) in Net Assets from Operations
Net investment income	$2,508,955	$3,451,389
Net realized gain on Underlying Portfolios	2,577,759	2,197,522
Net realized gain distributions from Underlying Portfolios	734,727	1,560,096
Net change in unrealized appreciation/depreciation of investments in Underlying Portfolios	1,222,391	(2,895,898)

Net increase in net assets from operations	7,043,832	4,313,109
Distributions to Shareholders
Class A	(218,921)	(389,255)
Class C	(22,643)	(42,179)
Advisor Class	(205,240)	(592,431)
Class R	(408,591)	(770,191)
Class K	(6,658,745)	(11,038,212)
Class I	(83,655)	(112,662)
Class Z	(314,368)	(73,963)
Capital Stock Transactions
Net increase	4,297,130	8,747,965

Total increase	3,428,799	42,181
Net Assets
Beginning of period	152,712,736	152,670,555

End of period	$156,141,535	$152,712,736

See notes to financial statements.

abfunds.com	AB MULTI-MANAGER SELECT RETIREMENT FUNDS | 119

STATEMENT OF CHANGES IN NET ASSETS (continued)

	AB Multi-Manager Select 2030 Fund
	Six Months Ended January 31, 2020 (unaudited)	Year Ended July 31, 2019
Increase (Decrease) in Net Assets from Operations
Net investment income	$2,209,182	$2,818,462
Net realized gain on Underlying Portfolios	2,212,396	1,513,813
Net realized gain distributions from Underlying Portfolios	813,510	1,670,913
Net change in unrealized appreciation/depreciation of investments in Underlying Portfolios	1,470,419	(2,872,294)

Net increase in net assets from operations	6,705,507	3,130,894
Distributions to Shareholders
Class A	(336,161)	(447,256)
Class C	(64,925)	(116,127)
Advisor Class	(234,435)	(551,741)
Class R	(154,520)	(260,958)
Class K	(5,739,310)	(8,418,874)
Class I	(74,048)	(157,959)
Class Z	(397,365)	(13,357)
Capital Stock Transactions
Net increase	3,093,938	16,755,314

Total increase	2,798,681	9,919,936
Net Assets
Beginning of period	135,015,165	125,095,229

End of period	$137,813,846	$135,015,165

See notes to financial statements.

120 | AB MULTI-MANAGER SELECT RETIREMENT FUNDS	abfunds.com

STATEMENT OF CHANGES IN NET ASSETS (continued)

	AB Multi-Manager Select 2035 Fund
	Six Months Ended January 31, 2020 (unaudited)	Year Ended July 31, 2019
Increase (Decrease) in Net Assets from Operations
Net investment income	$2,152,793	$2,521,894
Net realized gain on Underlying Portfolios	2,288,630	1,820,182
Net realized gain distributions from Underlying Portfolios	975,509	1,786,095
Net change in unrealized appreciation/depreciation of investments in Underlying Portfolios	1,766,741	(2,580,146)

Net increase in net assets from operations	7,183,673	3,548,025
Distributions to Shareholders
Class A	(277,686)	(420,513)
Class C	(58,759)	(73,973)
Advisor Class	(203,320)	(400,035)
Class R	(172,707)	(250,575)
Class K	(5,982,658)	(8,708,694)
Class I	(75,909)	(106,377)
Class Z	(232,640)	(3,931)
Capital Stock Transactions
Net increase	5,702,480	16,192,416

Total increase	5,882,474	9,776,343
Net Assets
Beginning of period	129,959,881	120,183,538

End of period	$135,842,355	$129,959,881

See notes to financial statements.

abfunds.com	AB MULTI-MANAGER SELECT RETIREMENT FUNDS | 121

STATEMENT OF CHANGES IN NET ASSETS (continued)

	AB Multi-Manager Select 2040 Fund
	Six Months Ended January 31, 2020 (unaudited)	Year Ended July 31, 2019
Increase (Decrease) in Net Assets from Operations
Net investment income	$1,246,325	$1,426,624
Net realized gain on Underlying Portfolios	1,302,437	1,133,633
Net realized gain distributions from Underlying Portfolios	731,033	1,320,648
Net change in unrealized appreciation/depreciation of investments in Underlying Portfolios	1,406,396	(1,897,927)

Net increase in net assets from operations	4,686,191	1,982,978
Distributions to Shareholders
Class A	(171,513)	(383,451)
Class C	(38,083)	(75,024)
Advisor Class	(105,776)	(361,392)
Class R	(123,733)	(235,648)
Class K	(3,523,730)	(6,062,552)
Class I	(44,177)	(80,254)
Class Z	(245,194)	(100,593)
Capital Stock Transactions
Net increase (decrease)	(135,393)	16,231,088

Total increase	298,592	10,915,152
Net Assets
Beginning of period	84,952,491	74,037,339

End of period	$85,251,083	$84,952,491

See notes to financial statements.

122 | AB MULTI-MANAGER SELECT RETIREMENT FUNDS	abfunds.com

STATEMENT OF CHANGES IN NET ASSETS (continued)

	AB Multi-Manager Select 2045 Fund
	Six Months Ended January 31, 2020 (unaudited)	Year Ended July 31, 2019
Increase (Decrease) in Net Assets from Operations
Net investment income	$1,081,876	$1,175,367
Net realized gain on Underlying Portfolios	1,201,947	651,687
Net realized gain distributions from Underlying Portfolios	767,305	1,167,174
Net change in unrealized appreciation/depreciation of investments in Underlying Portfolios	1,437,534	(1,375,508)

Net increase in net assets from operations	4,488,662	1,618,720
Distributions to Shareholders
Class A	(109,034)	(284,104)
Class C	(8,541)	(23,143)
Advisor Class	(106,905)	(355,593)
Class R	(39,463)	(62,437)
Class K	(3,189,117)	(5,366,230)
Class I	(21,509)	(49,632)
Class Z	(186,489)	(47,179)
Capital Stock Transactions
Net increase	4,594,095	12,743,258

Total increase	5,421,699	8,173,660
Net Assets
Beginning of period	73,776,472	65,602,812

End of period	$79,198,171	$73,776,472

See notes to financial statements.

abfunds.com	AB MULTI-MANAGER SELECT RETIREMENT FUNDS | 123

STATEMENT OF CHANGES IN NET ASSETS (continued)

	AB Multi-Manager Select 2050 Fund
	Six Months Ended January 31, 2020 (unaudited)	Year Ended July 31, 2019
Increase (Decrease) in Net Assets from Operations
Net investment income	$490,598	$519,467
Net realized gain on Underlying Portfolios	612,914	185,216
Net realized gain distributions from Underlying Portfolios	373,781	523,680
Net change in unrealized appreciation/depreciation of investments in Underlying Portfolios	666,985	(458,900)

Net increase in net assets from operations	2,144,278	769,463
Distributions to Shareholders
Class A	(62,918)	(92,300)
Class C	(3,298)	(4,739)
Advisor Class	(45,786)	(204,347)
Class R	(47,612)	(73,016)
Class K	(1,322,925)	(1,892,867)
Class I	(18,391)	(28,033)
Class Z	(102,748)	(9,493)
Capital Stock Transactions
Net increase	278,975	8,960,120

Total increase	819,575	7,424,788
Net Assets
Beginning of period	34,634,722	27,209,934

End of period	$35,454,297	$34,634,722

See notes to financial statements.

124 | AB MULTI-MANAGER SELECT RETIREMENT FUNDS	abfunds.com

STATEMENT OF CHANGES IN NET ASSETS (continued)

	AB Multi-Manager Select 2055 Fund
	Six Months Ended January 31, 2020 (unaudited)	Year Ended July 31, 2019
Increase (Decrease) in Net Assets from Operations
Net investment income	$592,448	$606,295
Net realized gain on Underlying Portfolios	628,814	107,428
Net realized gain distributions from Underlying Portfolios	456,444	616,372
Net change in unrealized appreciation/depreciation of investments in Underlying Portfolios	890,836	(540,463)

Net increase in net assets from operations	2,568,542	789,632
Distributions to Shareholders
Class A	(68,592)	(121,957)
Class C	(3,394)	(7,710)
Advisor Class	(39,610)	(138,726)
Class R	(31,644)	(41,502)
Class K	(1,589,055)	(2,466,122)
Class I	(13,551)	(18,942)
Class Z	(76,030)	(16,714)
Capital Stock Transactions
Net increase	2,230,718	9,400,230

Total increase	2,977,384	7,378,189
Net Assets
Beginning of period	40,389,360	33,011,171

End of period	$43,366,744	$40,389,360

See notes to financial statements.

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STATEMENT OF CHANGES IN NET ASSETS (continued)

	AB Multi-Manager Select 2060 Fund
	Six Months Ended January 31, 2020 (unaudited)	February 1, 2019(a) to July 31, 2019
Increase in Net Assets from Operations
Net investment income	$9,742	$1,714
Net realized gain on Underlying Portfolios	11,738	1,590
Net realized gain distributions from Underlying Portfolios	7,525	– 0	–
Net change in unrealized appreciation/depreciation of investments in Underlying Portfolios	1,842	15,026

Net increase in net assets from operations	30,847	18,330
Distributions to Shareholders
Class A	(203)	– 0	–
Class C	(49)	– 0	–
Advisor Class	(1,647)	– 0	–
Class R	(314)	– 0	–
Class K	(7,454)	– 0	–
Class I	(163)	– 0	–
Class Z	(5,586)	– 0	–
Capital Stock Transactions
Net increase	817,640	339,350

Total increase	833,071	357,680
Net Assets
Beginning of period	357,680	– 0	–

End of period	$1,190,751	$357,680

(a)	Commencement of operations.

See notes to financial statements.

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NOTES TO FINANCIAL STATEMENTS

January 31, 2020 (unaudited)

NOTE A

Significant Accounting Policies

AB Cap Fund, Inc. (the “Company”), which is a Maryland corporation, is registered under the Investment Company Act of 1940 as an open-end management investment company. The Company operates as a series company currently comprised of 28 portfolios. Each portfolio is considered to be a separate entity for financial reporting and tax purposes. This report relates only to the AB Multi-Manager Select Retirement Allocation Fund, AB Multi-Manager Select 2010 Fund, AB Multi-Manager Select 2015 Fund, AB Multi-Manager Select 2020 Fund, AB Multi-Manager Select 2025 Fund, AB Multi-Manager Select 2030 Fund, AB Multi-Manager Select 2035 Fund, AB Multi-Manager Select 2040 Fund, AB Multi-Manager Select 2045 Fund, AB Multi-Manager Select 2050 Fund, AB Multi-Manager Select 2055 Fund and AB Multi-Manager Select 2060 Fund (the “Funds”), each a diversified portfolio. AB Multi-Manager Select 2060 Fund commenced operations on February 1, 2019. The Funds have authorized the issuance of Class A, Class B, Class C, Advisor Class, Class R, Class K, Class I, Class Z, Class T, Class 1 and Class 2 shares. Class B, Class T, Class 1 and Class 2 shares have not been issued. As of November 12, 2019, the Funds suspended sales of their shares to direct investors. In the case of sales of certain retirement plans and sales made through retail omnibus platforms, however, the Funds will continue to offer their shares until the planned liquidation and termination of the Funds on or about June 26, 2020 without an initial sales charge or contingent deferred sales change. Prior to November 12, 2019, Class A shares were sold with a front-end sales charge of up to 4.25% for purchases not exceeding $1,000,000. With respect to purchases of $1,000,000 or more, Class A shares redeemed within one year of purchase may have been subject to a contingent deferred sales charge of 1%. Prior to November 12, 2019, Class C shares were subject to a contingent deferred sales charge of 1% on redemptions made within the first year after purchase, and 0% after the first year of purchase. Class C shares will automatically convert to Class A shares ten years after the end of the calendar month of purchase. Class R and Class K shares were sold without an initial or contingent deferred sales charge. Advisor Class, Class I and Class Z shares were sold without an initial or contingent deferred sales charge and were not subject to ongoing distribution expenses. All eleven classes of shares have identical voting, dividend, liquidation and other rights, except that the classes bear different distribution and transfer agency expenses. Each class has exclusive voting rights with respect to its distribution plan. In order to implement the Funds’ investment strategies, Morningstar Investment Management LLC, the Funds’ sub-adviser, selects mutual funds and ETFs (“Underlying Portfolios”) for investment by the Funds from among AB mutual funds and funds offered by other fund complexes that have entered into a participation

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NOTES TO FINANCIAL STATEMENTS (continued)

agreement or similar arrangement with the Funds. The financial statements have been prepared in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. Each Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. The following is a summary of significant accounting policies followed by the Funds.

1. Security Valuation

Net asset value per share of the Funds, which may be based on the NAVs of the Underlying Portfolios, is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m., Eastern Time. Investments in the Underlying Portfolios are valued at the closing net asset value per share, while exchange traded funds are valued at the closing market price per share.

2. Fair Value Measurements

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Funds would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Funds. Unobservable inputs reflect the Funds’ own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

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NOTES TO FINANCIAL STATEMENTS (continued)

The following tables summarize the valuation of the Funds’ investments by the above fair value hierarchy levels as of January 31, 2020:

Investments in Underlying Portfolios:	Level 1	Level 2			Level 3			Total
AB Multi-Manager Select Retirement Allocation Fund
Investment Companies	$8,831,119	$	– 0	–	$	– 0	–	$8,831,119
Short-Term Investments	17,872		– 0	–		– 0	–	17,872
Investments of Cash Collateral for Securities Loaned in Affiliated Money Market Fund	1,079,000		– 0	–		– 0	–	1,079,000

Total	$9,927,991	$	– 0	–	$	– 0	–	$9,927,991

AB Multi-Manager Select 2010 Fund
Investment Companies	$18,738,712	$	– 0	–	$	– 0	–	$18,738,712
Short-Term Investments	27,147		– 0	–		– 0	–	27,147
Investments of Cash Collateral for Securities Loaned in Affiliated Money Market Fund	291,525		– 0	–		– 0	–	291,525

Total	$19,057,384	$	– 0	–	$	– 0	–	$19,057,384

AB Multi-Manager Select 2015 Fund
Investment Companies	$42,213,243	$	– 0	–	$	– 0	–	$42,213,243
Short-Term Investments	71,270		– 0	–		– 0	–	71,270
Investments of Cash Collateral for Securities Loaned in Affiliated Money Market Fund	152,222		– 0	–		– 0	–	152,222

Total	$42,436,735	$	– 0	–	$	– 0	–	$42,436,735

AB Multi-Manager Select 2020 Fund
Investment Companies	$101,989,072	$	– 0	–	$	– 0	–	$101,989,072
Short-Term Investments	435,948		– 0	–		– 0	–	435,948

Total	$102,425,020	$	– 0	–	$	– 0	–	$102,425,020

AB Multi-Manager Select 2025 Fund
Investment Companies	$155,430,244	$	– 0	–	$	– 0	–	$155,430,244
Short-Term Investments	9,701		– 0	–		– 0	–	9,701

Total	$155,439,945	$	– 0	–	$	– 0	–	$155,439,945

AB Multi-Manager Select 2030 Fund
Investment Companies	$137,201,756	$	– 0	–	$	– 0	–	$137,201,756

Total	$137,201,756	$	– 0	–	$	– 0	–	$137,201,756

AB Multi-Manager Select 2035 Fund
Investment Companies	$135,620,689	$	– 0	–	$	– 0	–	$135,620,689
Short-Term Investments	207,467		– 0	–		– 0	–	207,467

Total	$135,828,156	$	– 0	–	$	– 0	–	$135,828,156

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NOTES TO FINANCIAL STATEMENTS (continued)

Investments in Underlying Portfolios:	Level 1	Level 2			Level 3			Total
AB Multi-Manager Select 2040 Fund
Investment Companies	$85,247,644	$	– 0	–	$	– 0	–	$85,247,644
Short-Term Investments	292,185		– 0	–		– 0	–	292,185
Investments of Cash Collateral for Securities Loaned in Affiliated Money Market Fund	112,575		– 0	–		– 0	–	112,575

Total	$85,652,404	$	– 0	–	$	– 0	–	$85,652,404

AB Multi-Manager Select 2045 Fund
Investment Companies	$78,919,214	$	– 0	–	$	– 0	–	$78,919,214
Short-Term Investments	277,228		– 0	–		– 0	–	277,228

Total	$79,196,442	$	– 0	–	$	– 0	–	$79,196,442

AB Multi-Manager Select 2050 Fund
Investment Companies	$35,482,875	$	– 0	–	$	– 0	–	$35,482,875
Short-Term Investments	107,880		– 0	–		– 0	–	107,880

Total	$35,590,755	$	– 0	–	$	– 0	–	$35,590,755

AB Multi-Manager Select 2055 Fund
Investment Companies	$43,289,686	$	– 0	–	$	– 0	–	$43,289,686
Short-Term Investments	144,278		– 0	–		– 0	–	144,278

Total	$43,433,964	$	– 0	–	$	– 0	–	$43,433,964

AB Multi-Manager Select 2060 Fund
Investment Companies	$1,213,902	$	– 0	–	$	– 0	–	$1,213,902
Short-Term Investments	8,833		– 0	–		– 0	–	8,833

Total	$1,222,735	$	– 0	–	$	– 0	–	$1,222,735

3. Taxes

It is each Fund’s policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to shareholders. Therefore, no provisions for federal income or excise taxes are required.

In accordance with U.S. GAAP requirements regarding accounting for uncertainties in income taxes, management has analyzed the Funds’ tax positions taken or expected to be taken on federal and state income tax returns for all open tax years (the current and the prior three tax years) and has concluded that no provision for income tax is required in the Funds’ financial statements.

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NOTES TO FINANCIAL STATEMENTS (continued)

4. Investment Income and Investment Transactions

Income and capital gain distributions from the Underlying Portfolios, if any, are recorded on the ex-dividend date. Transactions in shares of the Underlying Portfolios are accounted for on the trade date. Investment gains or losses are determined on the identified cost basis.

5. Class Allocations

All income earned and expenses incurred by the Funds are borne on a pro-rata basis by each settled class of shares, based on the proportionate interest in each Fund represented by the net assets of such class, except for class specific expenses which are allocated to the respective class. Expenses included in the accompanying statements of operations do not include any expenses of the Underlying Portfolios. Expenses of the Company are charged proportionately to each portfolio or based on other appropriate methods. Realized and unrealized gains and losses are allocated among the various share classes based on respective net assets.

6. Dividends and Distributions

Dividends and distributions to shareholders, if any, are recorded on the ex-dividend date. Income dividends and capital gains distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with U.S. GAAP. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences do not require such reclassification.

7. Offering Expenses

Offering expenses of $169,898 for AB Multi-Manager Select 2060 Fund were deferred and amortized on a straight line basis over a one year period starting from February 1, 2019 (commencement of operations).

NOTE B

Advisory Fee and Other Transactions with Affiliates

Under the terms of the investment advisory agreement, each Fund pays the Adviser an advisory fee at an annual rate of .15% of the Funds’ average daily net assets. The fee is accrued daily and paid monthly. From its advisory fees received from the Funds, the Adviser pays the fees of Morningstar Investment Management LLC, the Funds’ sub-adviser. The Adviser has agreed to waive its fees and bear certain expenses to the extent necessary to limit total operating expenses (excluding acquired fund

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NOTES TO FINANCIAL STATEMENTS (continued)

fees and expenses, interest expense, taxes, extraordinary expenses, and brokerage commissions and other transaction costs) on an annual basis (the “Expense Caps”) as follows:

	Effective November 30, 2019
Multi-Manager Select Fund	Class A	Class C	Advisor Class	Class R	Class K	Class I	Class Z
Retirement Allocation Fund	0.47%	0.47%	0.22%	0.47%	0.47%	0.22%	0.22%
2010 Fund	0.43%	0.43%	0.18%	0.43%	0.43%	0.18%	0.18%
2015 Fund	0.39%	0.39%	0.14%	0.39%	0.39%	0.14%	0.14%
2020 Fund	0.39%	0.39%	0.14%	0.39%	0.39%	0.14%	0.14%
2025 Fund	0.38%	0.38%	0.13%	0.38%	0.38%	0.13%	0.13%
2030 Fund	0.39%	0.39%	0.14%	0.39%	0.39%	0.14%	0.14%
2035 Fund	0.40%	0.40%	0.15%	0.40%	0.40%	0.15%	0.15%
2040 Fund	0.41%	0.41%	0.16%	0.41%	0.41%	0.41%	0.16%
2045 Fund	0.42%	0.42%	0.17%	0.42%	0.42%	0.17%	0.17%
2050 Fund	0.41%	0.41%	0.16%	0.41%	0.41%	0.16%	0.16%
2055 Fund	0.41%	0.41%	0.16%	0.41%	0.41%	0.16%	0.16%
2060 Fund	0.38%	0.38%	0.13%	0.38%	0.38%	0.13%	0.13%

	November 12, 2019 to November 29, 2019
Multi-Manager Select Fund	Class C	Class R
Retirement Allocation Fund	0.46%	0.46%
2010 Fund	0.41%	0.41%
2015 Fund	0.37%	0.37%
2020 Fund	0.38%	0.38%
2025 Fund	0.37%	0.37%
2030 Fund	0.38%	0.38%
2035 Fund	0.38%	0.38%
2040 Fund	0.39%	0.39%
2045 Fund	0.40%	0.40%
2050 Fund	0.39%	0.39%
2055 Fund	0.39%	0.39%
2060 Fund*	0.39%	0.39%

	November 30, 2018 to November 29, 2019
Multi-Manager Select Fund	Class A	Advisor Class	Class K	Class I	Class Z
Retirement Allocation Fund	0.46%	0.21%	0.46%	0.21%	0.21%
2010 Fund	0.41%	0.16%	0.41%	0.16%	0.16%
2015 Fund	0.37%	0.12%	0.37%	0.12%	0.12%
2020 Fund	0.38%	0.13%	0.38%	0.13%	0.13%
2025 Fund	0.37%	0.12%	0.37%	0.12%	0.12%
2030 Fund	0.38%	0.13%	0.38%	0.13%	0.13%
2035 Fund	0.38%	0.13%	0.38%	0.13%	0.13%
2040 Fund	0.39%	0.14%	0.39%	0.14%	0.14%

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NOTES TO FINANCIAL STATEMENTS (continued)

	November 30, 2018 to November 29, 2019
Multi-Manager Select Fund	Class A	Advisor Class	Class K	Class I	Class Z
2045 Fund	0.40%	0.15%	0.40%	0.15%	0.15%
2050 Fund	0.39%	0.14%	0.39%	0.14%	0.14%
2055 Fund	0.39%	0.14%	0.39%	0.14%	0.14%
2060 Fund*	0.39%	0.14%	0.39%	0.14%	0.14%

*	Commenced operations on February 1, 2019.

	November 30, 2018 to November 11, 2019
Multi-Manager Select Fund	Class C	Class R
Retirement Allocation Fund	1.21%	0.71%
2010 Fund	1.16%	0.66%
2015 Fund	1.12%	0.62%
2020 Fund	1.13%	0.63%
2025 Fund	1.12%	0.62%
2030 Fund	1.13%	0.63%
2035 Fund	1.13%	0.63%
2040 Fund	1.14%	0.64%
2045 Fund	1.15%	0.65%
2050 Fund	1.14%	0.64%
2055 Fund	1.14%	0.64%
2060 Fund*	1.14%	0.64%

*	Commenced operations on February 1, 2019.

	December 1, 2017 to November 30, 2018
Multi-Manager Select Fund	Class A	Class C	Advisor Class	Class R	Class K	Class I	Class Z
Retirement Allocation Fund	0.45%	1.20%	0.20%	0.70%	0.45%	0.20%	0.20%
2010 Fund	0.39%	1.14%	0.14%	0.64%	0.39%	0.14%	0.14%
2015 Fund	0.35%	1.10%	0.10%	0.60%	0.35%	0.10%	0.10%
2020 Fund	0.37%	1.12%	0.12%	0.62%	0.37%	0.12%	0.12%
2025 Fund	0.38%	1.13%	0.13%	0.63%	0.38%	0.13%	0.13%
2030 Fund	0.40%	1.15%	0.15%	0.65%	0.40%	0.15%	0.15%
2035 Fund	0.40%	1.15%	0.15%	0.65%	0.40%	0.15%	0.15%
2040 Fund	0.41%	1.16%	0.16%	0.66%	0.41%	0.16%	0.16%
2045 Fund	0.41%	1.16%	0.16%	0.66%	0.41%	0.16%	0.16%
2050 Fund	0.42%	1.17%	0.17%	0.67%	0.42%	0.17%	0.17%
2055 Fund	0.42%	1.17%	0.17%	0.67%	0.42%	0.17%	0.17%

The currently effective Expense Caps may not be terminated by the Adviser before November 30, 2020. With respect to AB Multi-Manager Select 2060 Fund, the current effective Expense Caps may not be terminated by the

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NOTES TO FINANCIAL STATEMENTS (continued)

Adviser before February 1, 2021. For the six months ended January 31, 2020, such waivers and reimbursement amounted to:

Multi-Manager Select Fund	Amount	Multi-Manager Select Fund	Amount
Retirement Allocation Fund	$154,204	2035 Fund	$285,827
2010 Fund	161,410	2040 Fund	224,037
2015 Fund	187,789	2045 Fund	211,141
2020 Fund	249,099	2050 Fund	173,191
2025 Fund	323,828	2055 Fund	183,914
2030 Fund	279,948	2060 Fund	214,844

With respect to AB Multi-Manager Select 2060 Fund, any fees waived and expenses borne by the Adviser through January 31, 2021 are subject to repayment by the Fund until the end of the third fiscal year after the fiscal period in which the fees were waived or the expenses were borne. For the six months ended January 31, 2020 and the period ended July 31, 2019, such waivers that were subject to repayment amounted to $214,844 and $198,286, respectively.

In any case, no repayment will be made that would cause the Funds’ total annual operating expenses to exceed the net fee percentages set forth per the Expense Caps in effect at the time of the fee waiver/bearing of expenses or at the time of the potential repayment.

The Funds compensate AllianceBernstein Investor Services, Inc. (“ABIS”), a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Funds. ABIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. For the six months ended January 31, 2020, such compensation retained by ABIS was as follows:

Multi-Manager Select Fund	Amount	Multi-Manager Select Fund	Amount
Retirement Allocation Fund	$8,970	2035 Fund	$32,618
2010 Fund	9,000	2040 Fund	20,530
2015 Fund	10,219	2045 Fund	18,530
2020 Fund	25,322	2050 Fund	9,054
2025 Fund	37,723	2055 Fund	11,761
2030 Fund	32,316	2060 Fund	– 0	–

AllianceBernstein Investments, Inc. (the “Distributor”), a wholly-owned subsidiary of the Adviser, serves as the distributor of the Funds’ shares. The Distributor has advised the Funds that it has retained front-end sales charges from the sale of Class A shares and received contingent deferred

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NOTES TO FINANCIAL STATEMENTS (continued)

sales charges imposed upon redemptions by shareholders of Class A and Class C shares for each Fund for the six months ended January 31, 2020 as follows:

	Front-End Sales Charges		Contingent Deferred Sales Charges
Multi-Manager Select Fund	Class A		Class A		Class C
Retirement Allocation Fund	$ – 0	–	$7		$	– 0	–
2010 Fund	– 0	–	– 0	–		– 0	–
2015 Fund	147		– 0	–		– 0	–
2020 Fund	15		65			– 0	–
2025 Fund	41		38			– 0	–
2030 Fund	118		56			– 0	–
2035 Fund	49		69			139
2040 Fund	52		201			7
2045 Fund	46		53			– 0	–
2050 Fund	28		10			29
2055 Fund	127		45			– 0	–
2060 Fund	1		– 0	–		– 0	–

The Funds may invest in AB Government Money Market Portfolio (the “Government Money Market Portfolio”) which has a contractual annual advisory fee rate of .20% of the portfolio’s average daily net assets and bears its own expenses. The Adviser has contractually agreed to waive .10% of the advisory fee of Government Money Market Portfolio (resulting in a net advisory fee of .10%) until August 31, 2020. In connection with the investment by the Funds in Government Money Market Portfolio, the Adviser has contractually agreed to waive its advisory fee from the Funds in an amount equal to each Fund’s pro rata share of the effective advisory fee of Government Money Market Portfolio, as borne indirectly by the Funds as an acquired fund fee and expense. For the six months ended January 31, 2020, such waivers amounted to:

Multi-Manager Select Fund	Amount	Multi-Manager Select Fund	Amount
Retirement Allocation Fund	$18	2035 Fund	$361
2010 Fund	39	2040 Fund	199
2015 Fund	77	2045 Fund	206
2020 Fund	221	2050 Fund	94
2025 Fund	364	2055 Fund	126
2030 Fund	306	2060 Fund	– 0	–

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NOTES TO FINANCIAL STATEMENTS (continued)

A summary of the Funds’ transactions in AB mutual funds for the six months ended January 31, 2020 is as follows:

MULTI-MANAGER SELECT RETIREMENT ALLOCATION FUND
												Distributions
Fund	Market Value 7/31/19 (000)		Purchases at Cost (000)	Sales Proceeds (000)	Realized Gain (Loss) (000)			Change in Unrealized Appr./ (Depr.) (000)			Market Value 1/31/20 (000)	Dividend Income (000)		Realized Gains (000)
Government Money Market Portfolio	$13		$1,532	$1,527	$	– 0	–	$	– 0	–	$18	$0	*	$	– 0	–
AB All Market Real Return Portfolio	326		13	77		(7)			4		259	6			– 0	–
AB Bond Inflation Strategy	769		25	179		4			8		627	9			– 0	–
AB Trust – AB Discovery Value Fund	– 0	–	104	13		0	*		(4)		87	1			3
AB Global Bond Fund, Inc.	1,543		399	960		43			(38)		987	27			– 0	–
AB Global Real Estate Investment Fund II	214		18	58		3			0	*	177	9			6
AB High Income Fund, Inc.	225		6	53		(5)			6		179	7			– 0	–
AB Relative Value Fund	221		9	145		3			(2)		86	3			6
AB Unconstrained Bond Fund, Inc.	437		128	92		(10)			(21)		442	20			– 0	–
Government Money Market Portfolio**	– 0	–	6,420	5,341		– 0	–		– 0	–	1,079	0	*		– 0	–

Total						$31			$(47)		$3,941	$82			$15

*	Amount is less than $500.

**	Investments of cash collateral for securities lending transactions (see Note E).

MULTI-MANAGER SELECT 2010 FUND
											Distributions
Fund	Market Value 7/31/19 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Realized Gain (Loss) (000)			Change in Unrealized Appr./ (Depr.) (000)			Market Value 1/31/20 (000)	Dividend Income (000)	Realized Gains (000)
Government Money Market Portfolio	$105	$3,327	$3,405	$	– 0	–	$	– 0	–	$27	$1	$	– 0	–
AB All Market Real Return Portfolio	544	64	48		(1)			(4)		555	12		– 0	–

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NOTES TO FINANCIAL STATEMENTS (continued)

MULTI-MANAGER SELECT 2010 FUND
										Distributions
Fund	Market Value 7/31/19 (000)		Purchases at Cost (000)	Sales Proceeds (000)	Realized Gain (Loss) (000)		Change in Unrealized Appr./ (Depr.) (000)		Market Value 1/31/20 (000)	Dividend Income (000)		Realized Gains (000)
AB Bond Inflation Strategy	$1,662		$158	$141	$2		$26		$1,707	$22		$	– 0	–
AB Discovery Growth Fund, Inc.	– 0	–	199	26	2		11		186	– 0	–		11
AB Trust – AB Discovery Value Fund	174		28	13	(2)		(3)		184	2			6
AB Global Bond Fund, Inc.	2,940		795	1,280	49		(39)		2,465	61			– 0	–
AB Global Real Estate Investment Fund II	367		30	25	3		1		376	17			11
AB High Income Fund, Inc.	567		47	43	(1)		5		575	19			– 0	–
AB Relative Value Fund	371		26	215	(7)		10		185	6			11
AB Unconstrained Bond Fund, Inc.	370		254	22	(2)		(33)		567	24			– 0	–
Government Money Market Portfolio*	– 0	–	5,027	4,735	– 0	–	– 0	–	292	0	**		– 0	–

Total					$43		$(26)		$7,119	$164			$39

*	Investments of cash collateral for securities lending transactions (see Note E).

**	Amount is less than $500.

MULTI-MANAGER SELECT 2015 FUND
											Distributions
Fund	Market Value 7/31/19 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Realized Gain (Loss) (000)			Change in Unrealized Appr./ (Depr.) (000)			Market Value 1/31/20 (000)	Dividend Income (000)		Realized Gains (000)
Government Money Market Portfolio	$94	$6,314	$6,337	$	– 0	–	$	– 0	–	$71	$1		$	– 0	–
AB All Market Real Return Portfolio	1,856	82	263		(15)			3		1,663	40			– 0	–
AB Bond Inflation Strategy	4,235	308	742		14			55		3,870	54			– 0	–
AB Discovery Growth Fund, Inc.	459	76	103		(3)			(14)		415	– 0	–		28

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NOTES TO FINANCIAL STATEMENTS (continued)

MULTI-MANAGER SELECT 2015 FUND
									Distributions
Fund	Market Value 7/31/19 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Realized Gain (Loss) (000)		Change in Unrealized Appr./ (Depr.) (000)		Market Value 1/31/20 (000)	Dividend Income (000)		Realized Gains (000)
AB Trust – AB Discovery Value Fund	$481	$23	$77	$(16)		$2		$413	$5		$14
AB Global Bond Fund, Inc.	6,238	1,848	3,363	132		(117)		4,738	128		– 0	–
AB Global Real Estate Investment Fund II	933	77	175	16		(3)		848	39		25
AB High Income Fund, Inc.	1,896	113	302	(3)		18		1,722	63		– 0	–
AB Relative Value Fund	932	58	152	(5)		(1)		832	14		28
AB Unconstrained Bond Fund, Inc.	939	591	173	(17)		(68)		1,272	58		– 0	–
Government Money Market Portfolio*	8	7,490	7,346	– 0	–	– 0	–	152	0	**	– 0	–

Total				$103		$(125)		$15,996	$402		$95

*	Investments of cash collateral for securities lending transactions (see Note E).

**	Amount is less than $500.

MULTI-MANAGER SELECT 2020 FUND
											Distributions
Fund	Market Value 7/31/19 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Realized Gain (Loss) (000)			Change in Unrealized Appr./ (Depr.) (000)			Market Value 1/31/20 (000)	Dividend Income (000)		Realized Gains (000)
Government Money Market Portfolio	$2,006	$14,677	$16,247	$	– 0	–	$	– 0	–	$436	$4		$	– 0	–
AB All Market Real Return Portfolio	4,062	340	323		(15)			(20)		4,044	91			– 0	–
AB Bond Inflation Strategy	7,173	1,807	843		7			130		8,274	95			– 0	–
AB Discovery Growth Fund, Inc.	1,037	111	90		(2)			(39)		1,017	– 0	–		63
AB Trust – AB Discovery Value Fund	2,043	171	131		(26)			(43)		2,014	23			67

138 | AB MULTI-MANAGER SELECT RETIREMENT FUNDS	abfunds.com

NOTES TO FINANCIAL STATEMENTS (continued)

MULTI-MANAGER SELECT 2020 FUND
											Distributions
Fund	Market Value 7/31/19 (000)		Purchases at Cost (000)	Sales Proceeds (000)	Realized Gain (Loss) (000)		Change in Unrealized Appr./ (Depr.) (000)		Market Value 1/31/20 (000)		Dividend Income (000)		Realized Gains (000)
AB Global Bond Fund, Inc.	$11,550		$4,283	$6,552	$282		$(258)		$9,305		$240		$	– 0	–
AB Global Real Estate Investment Fund II	1,992		268	226	21		0	*	2,055		91			59
AB High Income Fund, Inc.	5,154		507	483	(5)		50		5,223		178			– 0	–
AB Relative Value Fund	3,011		359	301	(8)		(24)		3,037		47			95
AB Unconstrained Bond Fund, Inc.	2,045		1,384	131	(12)		(185)		3,101		134			– 0	–
Government Money Market Portfolio**	– 0	–	24,422	24,422	– 0	–	– 0	–	– 0	–	0	*		– 0	–

Total					$242		$(389)		$38,506		$903			$284

*	Amount is less than $500.

**	Investments of cash collateral for securities lending transactions (see Note E).

MULTI-MANAGER SELECT 2025 FUND
											Distributions
Fund	Market Value 7/31/19 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Realized Gain (Loss) (000)			Change in Unrealized Appr./ (Depr.) (000)			Market Value 1/31/20 (000)	Dividend Income (000)		Realized Gains (000)
Government Money Market Portfolio	$203	$26,351	$26,544	$	– 0	–	$	– 0	–	$10	$6		$	– 0	–
AB All Market Real Return Portfolio	4,623	260	206		(10)			(32)		4,635	101			– 0	–
AB Bond Inflation Strategy	6,188	2,327	755		7			120		7,887	81			– 0	–
AB Discovery Growth Fund, Inc.	3,053	595	429		(21)			(93)		3,105	– 0	–		202
AB Trust – AB Discovery Value Fund	3,114	183	108		(24)			(88)		3,077	35			103

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NOTES TO FINANCIAL STATEMENTS (continued)

MULTI-MANAGER SELECT 2025 FUND
												Distributions
Fund	Market Value 7/31/19 (000)		Purchases at Cost (000)	Sales Proceeds (000)		Realized Gain (Loss) (000)		Change in Unrealized Appr./ (Depr.) (000)		Market Value 1/31/20 (000)		Dividend Income (000)	Realized Gains (000)
AB Global Bond Fund, Inc.	$15,917		$8,269	$11,601		$495		$(449)		$12,631		$323	$	– 0	–
AB Global Real Estate Investment Fund II	4,559		603	501		23		25		4,709		206		133
AB High Income Fund, Inc.	10,880		3,061	1,392		(11)		130		12,668		412		– 0	–
AB Relative Value Fund	6,115		745	613		(3)		(66)		6,178		95		194
AB Unconstrained Bond Fund, Inc.	1,524		165	– 0	–	– 0	–	(102)		1,587		66		– 0	–
Government Money Market Portfolio*	– 0	–	35,702	35,702		– 0	–	– 0	–	– 0	–	1		– 0	–

Total						$456		$(555)		$56,487		$1,326		$632

*	Investments of cash collateral for securities lending transactions (see Note E).

MULTI-MANAGER SELECT 2030 FUND
													Distributions
Fund	Market Value 7/31/19 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Realized Gain (Loss) (000)			Change in Unrealized Appr./ (Depr.) (000)			Market Value 1/31/20 (000)			Dividend Income (000)		Realized Gains (000)
Government Money Market Portfolio	$478	$25,480	$25,958	$	– 0	–	$	– 0	–	$	– 0	–	$6		$	– 0	–
AB All Market Real Return Portfolio	2,705	196	141		(10)			(12)			2,738		60			– 0	–
AB Bond Inflation Strategy	1,372	80	60		1			22			1,415		18			– 0	–
AB Discovery Growth Fund, Inc.	2,712	469	338		(6)			(91)			2,746		– 0	–		171
AB Trust – AB Discovery Value Fund	4,090	488	358		23			(153)			4,090		46			134

140 | AB MULTI-MANAGER SELECT RETIREMENT FUNDS	abfunds.com

NOTES TO FINANCIAL STATEMENTS (continued)

MULTI-MANAGER SELECT 2030 FUND
												Distributions
Fund	Market Value 7/31/19 (000)		Purchases at Cost (000)	Sales Proceeds (000)		Realized Gain (Loss) (000)		Change in Unrealized Appr./ (Depr.) (000)		Market Value 1/31/20 (000)		Dividend Income (000)	Realized Gains (000)
AB Global Bond Fund, Inc.	$9,834		$5,549	$8,409		$298		$(298)		$6,974		$191	$	– 0	–
AB Global Real Estate Investment Fund II	4,066		589	528		37		9		4,173		183		118
AB High Income Fund, Inc.	10,969		1,426	1,300		(27)		125		11,193		386		– 0	–
AB Relative Value Fund	8,208		1,051	3,787		(144)		146		5,474		105		214
AB Unconstrained Bond Fund, Inc.	1,323		168	– 0	–	– 0	–	(92)		1,399		61		– 0	–
Government Money Market Portfolio*	– 0	–	20,223	20,223		– 0	–	– 0	–	– 0	–	1		– 0	–

Total						$172		$(344)		$40,202		$1,057		$637

*	Investments of cash collateral for securities lending transactions (see Note E).

MULTI-MANAGER SELECT 2035 FUND
											Distributions
Fund	Market Value 7/31/19 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Realized Gain (Loss) (000)			Change in Unrealized Appr./ (Depr.) (000)			Market Value 1/31/20 (000)	Dividend Income (000)		Realized Gains (000)
Government Money Market Portfolio	$13	$24,038	$23,844	$	– 0	–	$	– 0	–	$207	$7		$	– 0	–
AB All Market Real Return Portfolio	2,685	272	235		(20)			(5)		2,697	60			– 0	–
AB Discovery Growth Fund, Inc.	3,926	771	487		(7)			(129)		4,074	– 0	–		251
AB Trust – AB Discovery Value Fund	3,962	634	433		32			(159)		4,036	46			134
AB Global Bond Fund, Inc.	8,293	5,056	7,749		240			(248)		5,592	155			– 0	–
AB Global Real Estate Investment Fund II	3,937	571	426		25			12		4,119	183			118

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NOTES TO FINANCIAL STATEMENTS (continued)

MULTI-MANAGER SELECT 2035 FUND
											Distributions
Fund	Market Value 7/31/19 (000)		Purchases at Cost (000)	Sales Proceeds (000)	Realized Gain (Loss) (000)		Change in Unrealized Appr./ (Depr.) (000)		Market Value 1/31/20 (000)		Dividend Income (000)		Realized Gains (000)
AB High Income Fund, Inc.	$9,326		$2,814	$1,063	$(16)		$105		$11,166		$338		$	– 0	–
AB Relative Value Fund	7,861		1,136	2,190	(105)		50		6,752		104			213
AB Unconstrained Bond Fund, Inc.	– 0	–	1,490	32	(2)		(77)		1,379		55			– 0	–
Government Money Market Portfolio*	– 0	–	33,696	33,696	– 0	–	– 0	–	– 0	–	0	**		– 0	–

Total					$147		$(451)		$40,022		$948			$716

*	Investments of cash collateral for securities lending transactions (see Note E).

**	Amount is less than $500.

MULTI-MANAGER SELECT 2040 FUND
Distributions
Fund	Market Value 7/31/19 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Realized Gain (Loss) (000)	Change in Unrealized Appr./ (Depr.) (000)	Market Value 1/31/20 (000)	Dividend Income (000)	Realized Gains (000)
Government Money Market Portfolio	$99	$14,703	$14,510	$	– 0	–	$	– 0	–	$292	$4	$	– 0	–
AB All Market Real Return Portfolio	833	54	29	(1)	(5)	852	18	– 0	–
AB Discovery Growth Fund, Inc.	2,661	393	391	(4)	(91)	2,568	– 0	–	158
AB Trust – AB Discovery Value Fund	3,438	308	234	3	(123)	3,392	38	112
AB Global Bond Fund, Inc.	3,666	2,207	4,996	98	(95)	880	41	– 0	–
AB Global Real Estate Investment Fund II	2,584	399	411	25	(1)	2,596	115	74
AB High Income Fund, Inc.	1,738	2,100	347	(5)	32	3,518	86	– 0	–
AB Relative Value Fund	6,092	677	745	10	(76)	5,958	91	186

142 | AB MULTI-MANAGER SELECT RETIREMENT FUNDS	abfunds.com

NOTES TO FINANCIAL STATEMENTS (continued)

MULTI-MANAGER SELECT 2040 FUND
											Distributions
Fund	Market Value 7/31/19 (000)			Purchases at Cost (000)	Sales Proceeds (000)	Realized Gain (Loss) (000)		Change in Unrealized Appr./ (Depr.) (000)		Market Value 1/31/20 (000)	Dividend Income (000)		Realized Gains (000)
AB Unconstrained Bond Fund, Inc.	$	– 0	–	$944	$24	$(1)		$(50)		$869	$37		$	– 0	–
Government Money Market Portfolio*		– 0	–	19,576	19,463	– 0	–	– 0	–	113	0	**		– 0	–

Total						$125		$(409)		$21,038	$430			$530

*	Investments of cash collateral for securities lending transactions (see Note E).

**	Amount is less than $500.

MULTI-MANAGER SELECT 2045 FUND
													Distributions
Fund	Market Value 7/31/19 (000)		Purchases at Cost (000)	Sales Proceeds (000)	Realized Gain (Loss) (000)			Change in Unrealized Appr./ (Depr.) (000)			Market Value 1/31/20 (000)		Dividend Income (000)		Realized Gains (000)
Government Money Market Portfolio	$40		$12,846	$12,609	$	– 0	–	$	– 0	–	$277		$4		$	– 0	–
AB Discovery Growth Fund, Inc.	2,290		534	361		(12)			(71)		2,380		– 0	–		148
AB Trust – AB Discovery Value Fund	3,016		537	309		1			(107)		3,138		35			102
AB Global Bond Fund, Inc.	3,215		2,895	4,466		53			(66)		1,631		51			– 0	–
AB Global Real Estate Investment Fund II	2,217		404	238		17			6		2,406		104			67
AB Relative Value Fund	5,292		791	495		7			(71)		5,524		83			170
AB Unconstrained Bond Fund, Inc.	– 0	–	862	9		(1)			(46)		806		33			– 0	–
Government Money Market Portfolio*	– 0	–	15,696	15,696		– 0	–		– 0	–	– 0	–	0	**		– 0	–

Total						$65			$(355)		$16,162		$310			$487

*	Investments of cash collateral for securities lending transactions (see Note E).

**	Amount is less than $500.

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NOTES TO FINANCIAL STATEMENTS (continued)

MULTI-MANAGER SELECT 2050 FUND
													Distributions
Fund	Market Value 7/31/19 (000)		Purchases at Cost (000)	Sales Proceeds (000)	Realized Gain (Loss) (000)			Change in Unrealized Appr./ (Depr.) (000)			Market Value 1/31/20 (000)		Dividend Income (000)		Realized Gains (000)
Government Money Market Portfolio	$104		$5,979	$5,975	$	– 0	–	$	– 0	–	$108		$2		$	– 0	–
AB Discovery Growth Fund, Inc.	1,080		255	233		(4)			(30)		1,068		– 0	–		67
AB Trust – AB Discovery Value Fund	1,432		229	205		13			(58)		1,411		15			46
AB Global Bond Fund, Inc.	1,543		1,330	2,134		22			(28)		733		24			– 0	–
AB Global Real Estate Investment Fund II	1,056		209	193		14			(3)		1,083		47			31
AB Relative Value Fund	2,485		379	355		3			(27)		2,485		38			77
AB Unconstrained Bond Fund, Inc.	– 0	–	407	23		0	*		(21)		363		15			– 0	–
Government Money Market Portfolio**	– 0	–	4,043	4,043		– 0	–		– 0	–	– 0	–	0	*		– 0	–

Total						$48			$(167)		$7,251		$141			$221

*	Amount is less than $500.

**	Investments of cash collateral for securities lending transactions (see Note E).

MULTI-MANAGER SELECT 2055 FUND
											Distributions
Fund	Market Value 7/31/19 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Realized Gain (Loss) (000)			Change in Unrealized Appr./ (Depr.) (000)			Market Value 1/31/20 (000)	Dividend Income (000)		Realized Gains (000)
Government Money Market Portfolio	$440	$7,430	$7,726	$	– 0	–	$	– 0	–	$144	$2		$	– 0	–
AB Discovery Growth Fund, Inc.	1,284	340	274		(7)			(37)		1,306	– 0	–		80
AB Trust – AB Discovery Value Fund	1,665	276	161		16			(72)		1,724	19			56
AB Global Bond Fund, Inc.	1,800	1,628	2,526		25			(32)		895	29			– 0	–

144 | AB MULTI-MANAGER SELECT RETIREMENT FUNDS	abfunds.com

NOTES TO FINANCIAL STATEMENTS (continued)

MULTI-MANAGER SELECT 2055 FUND
												Distributions
Fund	Market Value 7/31/19 (000)		Purchases at Cost (000)	Sales Proceeds (000)		Realized Gain (Loss) (000)		Change in Unrealized Appr./ (Depr.) (000)		Market Value 1/31/20 (000)		Dividend Income (000)		Realized Gains (000)
AB Global Real Estate Investment Fund II	$1,218		$261	$170		$11		$0	*	$1,320		$58		$37
AB Relative Value Fund	2,918		551	405		(4)		(30)		3,030		46		95
AB Unconstrained Bond Fund, Inc.	– 0	–	470	– 0	–	– 0	–	(26)		444		18		– 0	–
Government Money Market Portfolio*	– 0	–	2,097	2,097		– 0	–	– 0	–	– 0	–	0	**	– 0	–

Total						$41		$(197)		$8,863		$172		$268

*	Investments of cash collateral for securities lending transactions (see Note E).

**	Amount is less than $500.

MULTI-MANAGER SELECT 2060 FUND
											Distributions
Fund	Market Value 7/31/19 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Realized Gain (Loss) (000)			Change in Unrealized Appr./ (Depr.) (000)			Market Value 1/31/20 (000)	Dividend Income (000)			Realized Gains (000)
Government Money Market Portfolio	$3	$661	$655	$	– 0	–	$	– 0	–	$9	$	– 0	–	$	– 0	–
AB Discovery Growth Fund, Inc.	12	28	3		0	*		0	*	37		– 0	–		1
AB Trust – AB Discovery Value Fund	16	36	2		0	*		(2)		48		0	*		1
AB Global Bond Fund, Inc.	17	42	34		0	*		0	*	25		0	*		– 0	–
AB Global Real Estate Investment Fund II	11	28	2		0	*		0	*	37		1			1
AB Relative Value Fund	27	66	6		1			(3)		85		1			1

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NOTES TO FINANCIAL STATEMENTS (continued)

MULTI-MANAGER SELECT 2060 FUND
															Distributions
Fund	Market Value 7/31/19 (000)			Purchases at Cost (000)	Sales Proceeds (000)			Realized Gain (Loss) (000)			Change in Unrealized Appr./ (Depr.) (000)		Market Value 1/31/20 (000)		Dividend Income (000)		Realized Gains (000)
AB Unconstrained Bond Fund, Inc.	$	– 0	–	$13	$	– 0	–	$	– 0	–	$(1)		$12		$1		$	– 0	–
Government Money Market Portfolio**		– 0	–	175		175			– 0	–	– 0	–	– 0	–	0	*		– 0	–

Total									$1		$(6)		$253		$3			$4

*	Amount is less than $500.

**	Investments of cash collateral for securities lending transactions (see Note E).

During the second quarter of 2018, AXA S.A. (“AXA”), a French holding company for the AXA Group, a worldwide leader in life, property and casualty and health insurance and asset management, completed the sale of a minority stake in its subsidiary, AXA Equitable Holdings, Inc. (now named Equitable Holdings, Inc.)(“Equitable”), through an initial public offering. Equitable is the holding company for a diverse group of financial services companies, including an approximately 65.3% economic interest in the Adviser and a 100% interest in AllianceBernstein Corporation, the general partner of the Adviser. Since the initial sale, AXA has completed additional offerings, most recently during the fourth quarter of 2019. As a result, AXA currently owns 10.1% of the outstanding shares of common stock of Equitable, and no longer owns a controlling interest in Equitable. AXA previously announced its intention to sell its entire interest in Equitable over time, subject to market conditions and other factors (the “Plan”). Most of AXA’s remaining Equitable shares are to be delivered on redemption of AXA bonds mandatorily exchangeable into Equitable shares and maturing in May 2021. AXA retains sole discretion to determine the timing of any future sales of its remaining shares of Equitable common stock.

The latest transaction under the Plan, which occurred on November 13, 2019, resulted in the indirect transfer of a “controlling block” of voting securities of the Adviser (a “Change of Control Event”) and was deemed an “assignment” causing a termination of the Funds’ investment advisory agreement. In order to ensure that investment advisory services could continue uninterrupted in the event of a Change of Control Event, the Board previously approved a new investment advisory agreement with the Adviser, and shareholders of the Funds subsequently approved the new investment advisory agreement. This agreement became effective on November 13, 2019.

146 | AB MULTI-MANAGER SELECT RETIREMENT FUNDS	abfunds.com

NOTES TO FINANCIAL STATEMENTS (continued)

NOTE C

Distribution Services Agreement

The Funds have adopted a Distribution Services Agreement (the “Agreement”) pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under the Agreement, the Funds pay distribution and servicing fees to the Distributor at an annual rate of up to .25% of each Fund’s average daily net assets attributable to Class A, Class C, Class R and Class K shares. Prior to November 12, 2019, the Funds paid distribution and servicing fees of the Distributor at an annual rate of 1% and .50% of each Fund’s average daily net assets attributable to Class C and Class R shares, respectively. There are no distribution and servicing fees on the Advisor Class, Class I and Class Z shares.

The fees are accrued daily and paid monthly. The Agreement provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities.

Since the commencement of the Funds’ operations, the Distributor has incurred expenses in excess of the distribution costs eligible to be reimbursed by each Fund for Class C, Class R and Class K as follows:

Multi-Manager Select Fund	Class C	Class R	Class K
Retirement Allocation Fund	$512	$1,508	$1,935
2010 Fund	88	3,105	5,466
2015 Fund	4,437	2,773	11,128
2020 Fund	5,484	25,429	23,289
2025 Fund	4,837	35,500	35,191
2030 Fund	286	18,418	53,572
2035 Fund	3,218	16,684	29,472
2040 Fund	379	12,721	17,104
2045 Fund	433	13,521	23,206
2050 Fund	281	4,654	6,257
2055 Fund	264	2,703	13,073
2060 Fund	110	42	29

While such costs may be recovered from the Funds in future periods so long as the Agreement is in effect, the rate of the distribution and servicing fees payable under the Agreement may not be increased without a shareholder vote. In accordance with the Agreement, there is no provision for recovery of unreimbursed distribution costs incurred by the Distributor beyond the current fiscal year for Class A shares. The Agreement also provides that the Adviser may use its own resources to finance the distribution of the Funds’ shares.

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NOTES TO FINANCIAL STATEMENTS (continued)

NOTE D

Investment Transactions

Purchases and sales of investment securities (excluding short-term investments) for the six months ended January 31, 2020, were as follows:

Multi-Manager Select Fund	Purchases	Sales
Retirement Allocation Fund	$3,279,822	$5,548,053
2010 Fund	7,207,411	7,289,744
2015 Fund	15,277,985	20,698,727
2020 Fund	36,891,411	38,750,114
2025 Fund	58,885,571	60,362,796
2030 Fund	57,110,191	58,849,829
2035 Fund	47,811,090	47,140,873
2040 Fund	27,484,787	31,021,743
2045 Fund	24,918,190	23,646,659
2050 Fund	11,110,602	12,422,362
2055 Fund	13,611,976	13,393,213
2060 Fund	1,007,163	192,575

The cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes. Accordingly, gross unrealized appreciation and unrealized depreciation are as follows:

Fund	Gross Unrealized		Net Unrealized Appreciation
	Appreciation	(Depreciation)
AB Multi-Manager Select Retirement Allocation Fund	$280,345	$(92,031)	$188,314
AB Multi-Manager Select 2010 Fund	715,698	(300,576)	415,122
AB Multi-Manager Select 2015 Fund	1,717,109	(770,677)	946,432
AB Multi-Manager Select 2020 Fund	4,418,435	(1,975,580)	2,442,855
AB Multi-Manager Select 2025 Fund	7,370,342	(2,808,159)	4,562,183
AB Multi-Manager Select 2030 Fund	6,594,089	(2,008,527)	4,585,562
AB Multi-Manager Select 2035 Fund	7,607,834	(1,639,536)	5,968,298
AB Multi-Manager Select 2040 Fund	5,263,352	(1,040,015)	4,223,337
AB Multi-Manager Select 2045 Fund	5,477,016	(864,325)	4,612,691
AB Multi-Manager Select 2050 Fund	2,401,030	(415,435)	1,985,595
AB Multi-Manager Select 2055 Fund	2,960,660	(480,103)	2,480,557
AB Multi-Manager Select 2060 Fund	25,146	(8,278)	16,868

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NOTES TO FINANCIAL STATEMENTS (continued)

1. Currency Transactions

A Fund may invest in non-U.S. Dollar-denominated securities on a currency hedged or unhedged basis through its investments in an Underlying Portfolio. A Fund or an Underlying Portfolio may seek investment opportunities by taking long or short positions in currencies through the use of currency-related derivatives, including forward currency exchange contracts, futures and options on futures, swaps, and other options. A Fund or an Underlying Portfolio may enter into transactions for investment opportunities when it anticipates that a foreign currency will appreciate or depreciate in value but securities denominated in that currency are not held by the Funds or the Underlying Portfolio and do not present attractive investment opportunities. Such transactions may also be used when the Adviser or an Underlying Portfolio’s investment adviser believes that it may be more efficient than a direct investment in a foreign currency-denominated security. A Fund or an Underlying Portfolio may also conduct currency exchange contracts on a spot basis (i.e., for cash at the spot rate prevailing in the currency exchange market for buying or selling currencies).

NOTE E

Securities Lending

The Funds may enter into securities lending transactions. Under the Funds’ securities lending program, all loans of securities will be collateralized continually by cash collateral and/or non-cash collateral. Non-cash collateral will include only securities issued or guaranteed by the U.S. government or its agencies or instrumentalities. The Funds cannot sell or repledge any non-cash collateral, such collateral will not be reflected in the portfolio of investments. If a loan is collateralized by cash, the Funds will be compensated for the loan from a portion of the net return from the income earned on cash collateral after a rebate is paid to the borrower (in some cases, this rebate may be a “negative rebate” or fee paid by the borrower to the Funds in connection with the loan), and payments are made for fees of the securities lending agent and for certain other administrative expenses. If the Funds receive non-cash collateral, the Funds will receive a fee from the borrower generally equal to a negotiated percentage of the market value of the loaned securities. The Funds will have the right to call a loan and obtain the securities loaned at any time on notice to the borrower within the normal and customary settlement time for the securities. While the securities are on loan, the borrower is obligated to pay the Funds amounts equal to any income or other distributions from the securities. The Funds will not be able to exercise voting rights with respect to any securities during the existence of a loan, but will have the right to regain ownership of loaned securities in order to exercise voting or other ownership rights. Collateral received and securities loaned are marked to market daily to ensure that the securities loaned are secured by collateral. The lending agent currently invests the cash collateral received in Government

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NOTES TO FINANCIAL STATEMENTS (continued)

Money Market Portfolio, an eligible money market vehicle, in accordance with the investment restrictions of the Funds, and as approved by the Board. The collateral received on securities loaned is recorded as an asset as well as a corresponding liability in the statement of assets and liabilities. The collateral will be adjusted the next business day to maintain the required collateral amount. The amounts of securities lending income from the borrowers and Government Money Market Portfolio are reflected in the statement of operations. When the Funds earn net securities lending income from Government Money Market Portfolio, the income is inclusive of a rebate expense paid to the borrower. In connection with the cash collateral investment by the Funds in Government Money Market Portfolio, the Adviser has agreed to waive a portion of the Funds’ share of the advisory fees of Government Money Market Portfolio, as borne indirectly by the Funds as an acquired fund fee and expense. When the Funds lend securities, its investment performance will continue to reflect changes in the value of the securities loaned. A principal risk of lending portfolio securities is that the borrower may fail to return the loaned securities upon termination of the loan and that the collateral will not be sufficient to replace the loaned securities. The lending agent has agreed to indemnify the Funds in the case of default of any securities borrower.

A summary of the Funds transactions surrounding securities lending for the six months ended January 31, 2020 is as follows:

Multi-Manager Select Fund	Market Value of Securities on Loan*	Cash Collateral*		Market Value of Non-Cash Collateral*	Income from Borrowers	Government Money Market Portfolio
						Income Earned	Advisory Fee Waived
Retirement Allocation Fund	$1,126,738	$1,079,000		$72,116	$174	$161	$34
2010 Fund	831,719	291,525		578,502	16	154	31
2015 Fund	1,387,400	152,222		1,299,409	105	232	53
2020 Fund	5,024,878	– 0	–	5,277,322	473	342	29
2025 Fund	10,806,946	– 0	–	11,353,439	825	780	66
2030 Fund	4,484,847	– 0	–	4,697,709	1,719	507	35
2035 Fund	9,509,650	– 0	–	9,999,313	1,964	453	45
2040 Fund	13,635,137	112,575		14,197,054	1,145	295	39
2045 Fund	14,098,049	– 0	–	14,789,583	1,384	142	38
2050 Fund	6,694,327	– 0	–	7,000,761	538	22	6
2055 Fund	1,478,542	– 0	–	1,535,809	683	7	2
2060 Fund	228,283	– 0	–	239,511	4	2	0	**

*	As of January 31, 2020.

**	Amount is less than $.50.

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NOTES TO FINANCIAL STATEMENTS (continued)

NOTE F

Capital Stock

Each class consists of 1,000,000,000 authorized shares. Transactions in capital shares for each class were as follows:

AB Multi-Manager Select Retirement Allocation Fund
Shares	Amount
Six Months Ended January 31, 2020 (unaudited)	Year Ended July 31, 2019	Six Months Ended January 31, 2020 (unaudited)	Year Ended July 31, 2019

Class A
Shares sold	939	11,631	$10,767	$129,234

Shares issued in reinvestment of dividends and distributions	679	1,329	7,705	13,892

Shares redeemed	(7,376)	(27,283)	(84,094)	(299,890)

Net decrease	(5,758)	(14,323)	$(65,622)	$(156,764)

Class C
Shares sold	– 0	–	614	$	– 0	–	$6,500

Shares issued in reinvestment of dividends and distributions	231	320	2,535	3,253

Shares redeemed	(218)	(3,587)	(2,400)	(38,226)

Net increase (decrease)	13	(2,653)	$135	$(28,473)

Advisor Class
Shares sold	1,379	57,716	$15,643	$638,823

Shares issued in reinvestment of dividends and distributions	857	2,182	9,693	22,673

Shares redeemed	(27,145)	(14,141)	(310,382)	(153,091)

Net increase (decrease)	(24,909)	45,757	$(285,046)	$508,405

Class R
Shares sold	4,775	3,527	$48,840	$35,698

Shares issued in reinvestment of dividends and distributions	1,857	1,999	18,865	19,129

Shares redeemed	(3,367)	(6,082)	(34,248)	(62,682)

Net increase (decrease)	3,265	(556)	$33,457	$(7,855)

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NOTES TO FINANCIAL STATEMENTS (continued)

	AB Multi-Manager Select Retirement Allocation Fund
	Shares			Amount
	Six Months Ended January 31, 2020 (unaudited)		Year Ended July 31, 2019	Six Months Ended January 31, 2020 (unaudited)	Year Ended July 31, 2019

Class K
Shares sold	36,785		303,849	$383,797	$3,096,075

Shares issued in reinvestment of dividends and distributions	38,422		56,103	392,295	539,149

Shares redeemed	(229,456)		(496,653)	(2,373,619)	(5,072,751)

Net decrease	(154,249)		(136,701)	$(1,597,527)	$(1,437,527)

Class I
Shares sold	29		0 (a)	$300	$0 (b)

Shares issued in reinvestment of dividends and distributions	– 0	–	0 (a)	4	4

Shares redeemed	– 0	–	(51)	0	(549)

Net increase (decrease)	29		(51)	$304	$(545)

Class Z
Shares sold	297		200	$3,092	$2,042

Shares issued in reinvestment of dividends and distributions	12		1,661	119	15,941

Shares redeemed	(268)		(96,725)	(2,783)	(993,748)

Net increase (decrease)	41		(94,864)	$428	$(975,765)

(a)	Amount is less than one share.

(b)	Amount is less than $.50.

	AB Multi-Manager Select 2010 Fund
	Shares		Amount
	Six Months Ended January 31, 2020 (unaudited)	Year Ended July 31, 2019	Six Months Ended January 31, 2020 (unaudited)	Year Ended July 31, 2019

Class A
Shares sold	340	37,237	$3,806	$397,229

Shares issued in reinvestment of dividends and distributions	1,756	1,211	19,545	12,271

Shares redeemed	(1,376)	(13,887)	(15,334)	(150,520)

Net increase	720	24,561	$8,017	$258,980

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NOTES TO FINANCIAL STATEMENTS (continued)

	AB Multi-Manager Select 2010 Fund
	Shares		Amount
	Six Months Ended January 31, 2020 (unaudited)	Year Ended July 31, 2019	Six Months Ended January 31, 2020 (unaudited)	Year Ended July 31, 2019

Class C
Shares issued in reinvestment of dividends and distributions	69	175	$777	$1,771

Shares redeemed	(1,881)	(5,729)	(21,106)	(62,928)

Net decrease	(1,812)	(5,554)	$(20,329)	$(61,157)

Advisor Class
Shares sold	9,218	62,768	$102,463	$693,715

Shares issued in reinvestment of dividends and distributions	2,525	7,127	27,950	71,553

Shares redeemed	(56,170)	(17,961)	(630,554)	(188,764)

Net increase (decrease)	(44,427)	51,934	$(500,141)	$576,504

Class R
Shares sold	1,626	3,154	$17,083	$32,337

Shares issued in reinvestment of dividends and distributions	1,436	1,960	14,981	18,723

Shares redeemed	(2,562)	(2,875)	(26,806)	(30,231)

Net increase	500	2,239	$5,258	$20,829

Class K
Shares sold	112,165	193,404	$1,175,007	$1,969,480

Shares issued in reinvestment of dividends and distributions	62,091	86,620	644,500	823,755

Shares redeemed	(130,573)	(304,493)	(1,377,475)	(3,136,488)

Net increase (decrease)	43,683	(24,469)	$442,032	$(343,253)

Class I
Shares sold	318	1,661	$3,379	$16,963

Shares issued in reinvestment of dividends and distributions	5	326	56	3,093

Shares redeemed	(3,211)	(4,052)	(33,779)	(41,610)

Net decrease	(2,888)	(2,065)	$(30,344)	$(21,554)

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NOTES TO FINANCIAL STATEMENTS (continued)

	AB Multi-Manager Select 2010 Fund
	Shares		Amount
	Six Months Ended January 31, 2020 (unaudited)	Year Ended July 31, 2019	Six Months Ended January 31, 2020 (unaudited)	Year Ended July 31, 2019

Class Z
Shares sold	55,987	57	$586,318	$597

Shares issued in reinvestment of dividends and distributions	1,537	1	15,903	7

Shares redeemed	(22,214)	(1)	(233,031)	(10)

Net increase	35,310	57	$369,190	$594

	AB Multi-Manager Select 2015 Fund
	Shares		Amount
	Six Months Ended January 31, 2020 (unaudited)	Year Ended July 31, 2019	Six Months Ended January 31, 2020 (unaudited)	Year Ended July 31, 2019

Class A
Shares sold	6,729	16,605	$71,086	$175,614

Shares issued in reinvestment of dividends and distributions	3,443	7,315	36,503	70,366

Shares converted from Class C	18,808	2,380	203,319	25,738

Shares redeemed	(28,771)	(72,502)	(310,745)	(755,923)

Net increase (decrease)	209	(46,202)	$163	$(484,205)

Class C
Shares sold	220	272	$2,334	$2,810

Shares issued in reinvestment of dividends and distributions	516	2,247	5,473	21,524

Shares converted to Class A	(19,037)	(2,400)	(203,319)	(25,738)

Shares redeemed	(603)	(2,521)	(6,266)	(25,805)

Net decrease	(18,904)	(2,402)	$(201,778)	$(27,209)

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NOTES TO FINANCIAL STATEMENTS (continued)

	AB Multi-Manager Select 2015 Fund
	Shares		Amount
	Six Months Ended January 31, 2020 (unaudited)	Year Ended July 31, 2019	Six Months Ended January 31, 2020 (unaudited)	Year Ended July 31, 2019

Advisor Class
Shares sold	7,725	515,881	$83,460	$5,636,376

Shares issued in reinvestment of dividends and distributions	7,742	28,439	83,146	276,714

Shares redeemed	(253,753)	(128,733)	(2,784,445)	(1,403,773)

Net increase (decrease)	(238,286)	415,587	$(2,617,839)	$4,509,317

Class R
Shares sold	10,072	4,302	$104,699	$43,720

Shares issued in reinvestment of dividends and distributions	1,702	1,798	17,630	16,918

Shares redeemed	(25,517)	(1,965)	(264,540)	(20,528)

Net increase (decrease)	(13,743)	4,135	$(142,211)	$40,110

Class K
Shares sold	100,765	375,252	$1,052,211	$3,832,620

Shares issued in reinvestment of dividends and distributions	143,146	238,640	1,482,989	2,243,216

Shares redeemed	(434,085)	(1,028,677)	(4,521,072)	(10,460,497)

Net decrease	(190,174)	(414,785)	$(1,985,872)	$(4,384,661)

Class I
Shares sold	1,046	866,874	$10,902	$9,249,307

Shares issued in reinvestment of dividends and distributions	20,889	31,370	215,786	294,574

Shares redeemed	(1,192)	(465,121)	(12,426)	(4,975,798)

Net increase	20,743	433,123	$214,262	$4,568,083

Class Z
Shares sold	51,477	12,094	$540,900	$115,803

Shares issued in reinvestment of dividends and distributions	2,257	19	23,199	176

Shares redeemed	(16,240)	(47)	(171,126)	(477)

Net increase	37,494	12,066	$392,973	$115,502

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NOTES TO FINANCIAL STATEMENTS (continued)

	AB Multi-Manager Select 2020 Fund
	Shares			Amount
	Six Months Ended January 31, 2020 (unaudited)	Year Ended July 31, 2019		Six Months Ended January 31, 2020 (unaudited)	Year Ended July 31, 2019

Class A
Shares sold	7,322	95,797		$79,098	$997,790

Shares issued in reinvestment of dividends and distributions	15,284	30,012		163,848	290,217

Shares converted from Class C	25,757	– 0	–	270,198	– 0	–

Shares redeemed	(72,425)	(190,144)		(785,166)	(1,988,882)

Net decrease	(24,062)	(64,335)		$(272,022)	$(700,875)

Class C
Shares sold	5,154	3,039		$54,618	$31,920

Shares issued in reinvestment of dividends and distributions	3,345	8,473		35,660	81,253

Shares converted to Class A	(26,080)	– 0	–	(270,198)	– 0	–

Shares redeemed	(33,378)	(6,571)		(358,780)	(69,992)

Net increase (decrease)	(50,959)	4,941		$(538,700)	$43,181

Advisor Class
Shares sold	25,318	418,835		$273,628	$4,598,535

Shares issued in reinvestment of dividends and distributions	8,066	31,622		86,629	305,784

Shares redeemed	(258,777)	(70,602)		(2,857,462)	(735,954)

Net increase (decrease)	(225,393)	379,855		$(2,497,205)	$4,168,365

Class R
Shares sold	11,316	261,070		$119,021	$2,732,602

Shares issued in reinvestment of dividends and distributions	25,778	39,852		269,382	375,807

Shares redeemed	(975)	(16,259)		(10,146)	(171,260)

Net increase	36,119	284,663		$378,257	$2,937,149

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NOTES TO FINANCIAL STATEMENTS (continued)

	AB Multi-Manager Select 2020 Fund
	Shares		Amount
	Six Months Ended January 31, 2020 (unaudited)	Year Ended July 31, 2019	Six Months Ended January 31, 2020 (unaudited)	Year Ended July 31, 2019

Class K
Shares sold	426,932	1,353,682	$4,489,439	$13,972,957

Shares issued in reinvestment of dividends and distributions	389,603	675,352	4,090,827	6,395,584

Shares redeemed	(643,964)	(2,205,144)	(6,782,896)	(22,730,169)

Net increase (decrease)	172,571	(176,110)	$1,797,370	$(2,361,628)

Class I
Shares sold	1,361	58,635	$14,797	$657,635

Shares issued in reinvestment of dividends and distributions	733	1,333	7,888	12,947

Shares redeemed	(1,099)	(49,265)	(11,874)	(552,666)

Net increase	995	10,703	$10,811	$117,916

Class Z
Shares sold	379,287	62,824	$4,034,426	$677,628

Shares issued in reinvestment of dividends and distributions	16,083	5,297	167,905	50,000

Shares redeemed	(190,915)	(7,674)	(2,023,529)	(80,255)

Net increase	204,455	60,447	$2,178,802	$647,373

	AB Multi-Manager Select 2025 Fund
	Shares		Amount
	Six Months Ended January 31, 2020 (unaudited)	Year Ended July 31, 2019	Six Months Ended January 31, 2020 (unaudited)	Year Ended July 31, 2019

Class A
Shares sold	9,306	169,339	$102,357	$1,834,651

Shares issued in reinvestment of dividends and distributions	19,122	38,436	209,962	375,907

Shares converted from Class C	10,674	2,525	119,215	27,490

Shares redeemed	(72,185)	(258,817)	(798,551)	(2,766,677)

Net decrease	(33,083)	(48,517)	$(367,017)	$(528,629)

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NOTES TO FINANCIAL STATEMENTS (continued)

	AB Multi-Manager Select 2025 Fund
	Shares		Amount
	Six Months Ended January 31, 2020 (unaudited)	Year Ended July 31, 2019	Six Months Ended January 31, 2020 (unaudited)	Year Ended July 31, 2019

Class C
Shares sold	1,311	22,812	$14,260	$243,013

Shares issued in reinvestment of dividends and distributions	2,030	4,278	22,222	41,666

Shares converted to Class A	(10,779)	(2,543)	(119,215)	(27,490)

Shares redeemed	(3,523)	(26,828)	(38,883)	(283,248)

Net decrease	(10,961)	(2,281)	$(121,616)	$(26,059)

Advisor Class
Shares sold	24,442	673,993	$271,476	$7,610,318

Shares issued in reinvestment of dividends and distributions	18,002	59,442	197,840	581,338

Shares redeemed	(304,263)	(189,808)	(3,427,022)	(2,047,085)

Net increase (decrease)	(261,819)	543,627	$(2,957,706)	$6,144,571

Class R
Shares sold	78,028	668,328	$822,289	$7,198,108

Shares issued in reinvestment of dividends and distributions	38,366	81,158	408,591	770,190

Shares redeemed	(42,816)	(248,920)	(457,693)	(2,490,056)

Net increase	73,578	500,566	$773,187	$5,478,242

Class K
Shares sold	628,077	1,950,814	$6,805,217	$20,852,844

Shares issued in reinvestment of dividends and distributions	619,995	1,153,418	6,658,745	11,038,211

Shares redeemed	(1,156,337)	(3,328,816)	(12,369,922)	(35,145,508)

Net increase (decrease)	91,735	(224,584)	$1,094,040	$(3,254,453)

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NOTES TO FINANCIAL STATEMENTS (continued)

	AB Multi-Manager Select 2025 Fund
	Shares		Amount
	Six Months Ended January 31, 2020 (unaudited)	Year Ended July 31, 2019	Six Months Ended January 31, 2020 (unaudited)	Year Ended July 31, 2019

Class I
Shares sold	13,307	122,105	$143,355	$1,373,436

Shares issued in reinvestment of dividends and distributions	7,728	11,652	83,007	111,627

Shares redeemed	(4,622)	(70,506)	(49,505)	(797,500)

Net increase	16,413	63,251	$176,857	$687,563

Class Z
Shares sold	699,462	81,704	$7,526,021	$892,246

Shares issued in reinvestment of dividends and distributions	29,377	7,650	313,750	72,984

Shares redeemed	(193,828)	(69,696)	(2,140,386)	(718,500)

Net increase	535,011	19,658	$5,699,385	$246,730

	AB Multi-Manager Select 2030 Fund
	Shares			Amount
	Six Months Ended January 31, 2020 (unaudited)	Year Ended July 31, 2019		Six Months Ended January 31, 2020 (unaudited)	Year Ended July 31, 2019

Class A
Shares sold	17,539	221,479		$198,911	$2,339,101

Shares issued in reinvestment of dividends and distributions	29,340	44,646		331,541	443,329

Shares converted from Class C	7,011	– 0	–	79,488	– 0	–

Shares redeemed	(146,633)	(194,618)		(1,679,416)	(2,162,481)

Net increase (decrease)	(92,743)	71,507		$(1,069,476)	$619,949

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NOTES TO FINANCIAL STATEMENTS (continued)

	AB Multi-Manager Select 2030 Fund
	Shares			Amount
	Six Months Ended January 31, 2020 (unaudited)	Year Ended July 31, 2019		Six Months Ended January 31, 2020 (unaudited)	Year Ended July 31, 2019

Class C
Shares sold	3,696	56,812		$41,345	$623,344

Shares issued in reinvestment of dividends and distributions	5,568	11,626		62,361	114,287

Shares converted to Class A	(7,092)	– 0	–	(79,488)	– 0	–

Shares redeemed	(36,435)	(5,525)		(402,426)	(61,925)

Net increase (decrease)	(34,263)	62,913		$(378,208)	$675,706

Advisor Class
Shares sold	41,311	631,441		$466,213	$7,320,727

Shares issued in reinvestment of dividends and distributions	20,424	55,049		230,994	546,637

Shares redeemed	(426,724)	(48,632)		(4,930,887)	(556,686)

Net increase (decrease)	(364,989)	637,858		$(4,233,680)	$7,310,678

Class R
Shares sold	21,929	182,119		$240,155	$1,991,213

Shares issued in reinvestment of dividends and distributions	14,047	26,986		154,520	260,957

Shares redeemed	(7,833)	(94,379)		(84,815)	(994,568)

Net increase	28,143	114,726		$309,860	$1,257,602

Class K
Shares sold	636,482	2,396,014		$7,022,813	$26,001,547

Shares issued in reinvestment of dividends and distributions	519,395	867,031		5,739,310	8,418,873

Shares redeemed	(1,043,156)	(2,575,088)		(11,571,929)	(27,412,745)

Net increase	112,721	687,957		$1,190,194	$7,007,675

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NOTES TO FINANCIAL STATEMENTS (continued)

	AB Multi-Manager Select 2030 Fund
	Shares		Amount
	Six Months Ended January 31, 2020 (unaudited)	Year Ended July 31, 2019	Six Months Ended January 31, 2020 (unaudited)	Year Ended July 31, 2019

Class I
Shares sold	16,475	96,945	$182,969	$1,103,904

Shares issued in reinvestment of dividends and distributions	6,635	16,133	73,382	156,975

Shares redeemed	(8,776)	(150,725)	(97,478)	(1,665,945)

Net increase (decrease)	14,334	(37,647)	$158,873	$(405,066)

Class Z
Shares sold	633,394	26,469	$6,916,808	$278,566

Shares issued in reinvestment of dividends and distributions	36,033	1,281	396,726	12,421

Shares redeemed	(17,809)	(210)	(197,159)	(2,217)

Net increase	651,618	27,540	$7,116,375	$288,770

	AB Multi-Manager Select 2035 Fund
	Shares		Amount
	Six Months Ended January 31, 2020 (unaudited)	Year Ended July 31, 2019	Six Months Ended January 31, 2020 (unaudited)	Year Ended July 31, 2019

Class A
Shares sold	19,133	143,939	$221,819	$1,663,627

Shares issued in reinvestment of dividends and distributions	23,699	41,585	276,328	418,344

Shares converted from Class C	211	1,770	2,399	20,903

Shares redeemed	(43,171)	(151,366)	(505,596)	(1,726,604)

Net increase (decrease)	(128)	35,928	$(5,050)	$376,270

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NOTES TO FINANCIAL STATEMENTS (continued)

	AB Multi-Manager Select 2035 Fund
	Shares		Amount
	Six Months Ended January 31, 2020 (unaudited)	Year Ended July 31, 2019	Six Months Ended January 31, 2020 (unaudited)	Year Ended July 31, 2019

Class C
Shares sold	2,505	74,964	$28,608	$835,924

Shares issued in reinvestment of dividends and distributions	4,584	7,427	52,894	73,972

Shares converted to Class A	(214)	(1,789)	(2,399)	(20,903)

Shares redeemed	(28,805)	(7,761)	(331,191)	(87,335)

Net increase (decrease)	(21,930)	72,841	$(252,088)	$801,658

Advisor Class
Shares sold	43,513	539,619	$498,625	$6,382,572

Shares issued in reinvestment of dividends and distributions	17,393	39,686	203,320	400,033

Shares redeemed	(202,134)	(122,842)	(2,416,087)	(1,420,514)

Net increase (decrease)	(141,228)	456,463	$(1,714,142)	$5,362,091

Class R
Shares sold	9,064	223,515	$101,615	$2,490,017

Shares issued in reinvestment of dividends and distributions	15,297	25,700	172,707	250,573

Shares redeemed	(3,554)	(50,491)	(39,541)	(538,525)

Net increase	20,807	198,724	$234,781	$2,202,065

Class K
Shares sold	765,367	2,641,832	$8,560,687	$29,081,383

Shares issued in reinvestment of dividends and distributions	526,179	887,737	5,982,658	8,708,694

Shares redeemed	(887,296)	(2,998,211)	(10,078,550)	(33,049,580)

Net increase	404,250	531,358	$4,464,795	$4,740,497

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NOTES TO FINANCIAL STATEMENTS (continued)

	AB Multi-Manager Select 2035 Fund
	Shares		Amount
	Six Months Ended January 31, 2020 (unaudited)	Year Ended July 31, 2019	Six Months Ended January 31, 2020 (unaudited)	Year Ended July 31, 2019

Class I
Shares sold	11,237	109,106	$128,471	$1,279,837

Shares issued in reinvestment of dividends and distributions	6,542	10,606	75,229	105,321

Shares redeemed	(6,944)	(23,191)	(81,479)	(263,911)

Net increase	10,835	96,521	$122,221	$1,121,247

Class Z
Shares sold	287,583	175,914	$3,257,095	$1,940,963

Shares issued in reinvestment of dividends and distributions	20,493	299	231,985	2,931

Shares redeemed	(55,994)	(31,834)	(637,117)	(355,306)

Net increase	252,082	144,379	$2,851,963	$1,588,588

	AB Multi-Manager Select 2040 Fund
	Shares			Amount
	Six Months Ended January 31, 2020 (unaudited)	Year Ended July 31, 2019		Six Months Ended January 31, 2020 (unaudited)	Year Ended July 31, 2019

Class A
Shares sold	24,721	92,587		$283,864	$1,034,617

Shares issued in reinvestment of dividends and distributions	14,397	38,011		167,292	374,784

Shares converted from Class C	1,211	– 0	–	14,051	– 0	–

Shares redeemed	(78,839)	(102,449)		(893,140)	(1,157,796)

Net increase (decrease)	(38,510)	28,149		$(427,933)	$251,605

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NOTES TO FINANCIAL STATEMENTS (continued)

	AB Multi-Manager Select 2040 Fund
	Shares			Amount
	Six Months Ended January 31, 2020 (unaudited)	Year Ended July 31, 2019		Six Months Ended January 31, 2020 (unaudited)	Year Ended July 31, 2019

Class C
Shares sold	1,668	30,234		$18,713	$329,261

Shares issued in reinvestment of dividends and distributions	2,685	7,554		30,826	73,654

Shares converted to Class A	(1,226)	– 0	–	(14,051)	– 0	–

Shares redeemed	(18,233)	(555)		(207,191)	(6,159)

Net increase (decrease)	(15,106)	37,233		$(171,703)	$396,756

Advisor Class
Shares sold	23,674	344,722		$271,940	$4,104,621

Shares issued in reinvestment of dividends and distributions	9,023	35,134		105,201	347,126

Shares redeemed	(216,907)	(45,939)		(2,570,112)	(517,169)

Net increase (decrease)	(184,210)	333,917		$(2,192,971)	$3,934,578

Class R
Shares sold	12,141	121,927		$134,595	$1,362,721

Shares issued in reinvestment of dividends and distributions	10,998	24,649		123,733	235,647

Shares redeemed	(50,333)	(4,311)		(547,922)	(48,599)

Net increase (decrease)	(27,194)	142,265		$(289,594)	$1,549,769

Class K
Shares sold	536,931	1,720,805		$6,032,070	$18,722,761

Shares issued in reinvestment of dividends and distributions	311,284	630,859		3,523,730	6,062,552

Shares redeemed	(760,644)	(1,593,078)		(8,573,838)	(17,370,427)

Net increase	87,571	758,586		$981,962	$7,414,886

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NOTES TO FINANCIAL STATEMENTS (continued)

	AB Multi-Manager Select 2040 Fund
	Shares		Amount
	Six Months Ended January 31, 2020 (unaudited)	Year Ended July 31, 2019	Six Months Ended January 31, 2020 (unaudited)	Year Ended July 31, 2019

Class I
Shares sold	18,598	47,521	$210,648	$552,020

Shares issued in reinvestment of dividends and distributions	3,830	8,184	43,520	78,971

Shares redeemed	(5,435)	(24,369)	(58,934)	(269,502)

Net increase	16,993	31,336	$195,234	$361,489

Class Z
Shares sold	195,582	221,344	$2,186,469	$2,432,442

Shares issued in reinvestment of dividends and distributions	21,776	10,489	245,194	100,591

Shares redeemed	(59,215)	(19,261)	(662,051)	(211,028)

Net increase	158,143	212,572	$1,769,612	$2,322,005

	AB Multi-Manager Select 2045 Fund
	Shares			Amount
	Six Months Ended January 31, 2020 (unaudited)	Year Ended July 31, 2019		Six Months Ended January 31, 2020 (unaudited)	Year Ended July 31, 2019

Class A
Shares sold	34,762	77,055		$405,750	$904,485

Shares issued in reinvestment of dividends and distributions	9,122	27,547		108,915	276,296

Shares converted from Class C	700	– 0	–	8,350	– 0	–

Shares redeemed	(31,596)	(164,166)		(379,950)	(1,892,737)

Net increase (decrease)	12,988	(59,564)		$143,065	$(711,956)

Class C
Shares sold	951	4,083		$11,049	$47,213

Shares issued in reinvestment of dividends and distributions	690	2,307		8,228	23,142

Shares converted to Class A	(701)	– 0	–	(8,350)	– 0	–

Shares redeemed	(958)	(8,507)		(11,045)	(93,543)

Net decrease	(18)	(2,117)		$(118)	$(23,188)

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NOTES TO FINANCIAL STATEMENTS (continued)

	AB Multi-Manager Select 2045 Fund
	Shares		Amount
	Six Months Ended January 31, 2020 (unaudited)	Year Ended July 31, 2019	Six Months Ended January 31, 2020 (unaudited)	Year Ended July 31, 2019

Advisor Class
Shares sold	30,532	426,498	$359,301	$5,115,227

Shares issued in reinvestment of dividends and distributions	8,848	35,160	106,359	354,414

Shares redeemed	(228,962)	(69,272)	(2,782,722)	(795,731)

Net increase (decrease)	(189,582)	392,386	$(2,317,062)	$4,673,910

Class R
Shares sold	16,759	50,360	$187,886	$568,812

Shares issued in reinvestment of dividends and distributions	3,420	6,424	39,463	62,436

Shares redeemed	(2,813)	(23,113)	(32,396)	(250,099)

Net increase	17,366	33,671	$194,953	$381,149

Class K
Shares sold	575,311	1,607,540	$6,607,151	$17,697,419

Shares issued in reinvestment of dividends and distributions	275,398	550,948	3,189,117	5,366,229

Shares redeemed	(466,267)	(1,470,221)	(5,367,322)	(16,215,378)

Net increase	384,442	688,267	$4,428,946	$6,848,270

Class I
Shares sold	2,521	22,068	$28,957	$264,061

Shares issued in reinvestment of dividends and distributions	1,791	4,925	20,885	48,368

Shares redeemed	(8,499)	(8,069)	(94,608)	(89,435)

Net increase (decrease)	(4,187)	18,924	$(44,766)	$222,994

Class Z
Shares sold	227,325	126,558	$2,595,759	$1,387,484

Shares issued in reinvestment of dividends and distributions	16,189	4,858	186,488	47,177

Shares redeemed	(51,256)	(7,428)	(593,170)	(82,582)

Net increase	192,258	123,988	$2,189,077	$1,352,079

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NOTES TO FINANCIAL STATEMENTS (continued)

	AB Multi-Manager Select 2050 Fund
	Shares		Amount
	Six Months Ended January 31, 2020 (unaudited)	Year Ended July 31, 2019	Six Months Ended January 31, 2020 (unaudited)	Year Ended July 31, 2019

Class A
Shares sold	12,898	44,985	$158,290	$551,371

Shares issued in reinvestment of dividends and distributions	5,037	8,841	62,918	92,213

Shares redeemed	(8,252)	(28,264)	(103,908)	(337,055)

Net increase	9,683	25,562	$117,300	$306,529

Class C
Shares sold	562	1,397	$6,799	$16,482

Shares issued in reinvestment of dividends and distributions	230	382	2,842	3,947

Shares redeemed	(667)	(312)	(8,056)	(3,620)

Net increase	125	1,467	$1,585	$16,809

Advisor Class
Shares sold	25,708	280,321	$313,744	$3,501,203

Shares issued in reinvestment of dividends and distributions	3,608	19,481	45,280	203,380

Shares redeemed	(196,827)	(55,671)	(2,482,245)	(662,610)

Net increase (decrease)	(167,511)	244,131	$(2,123,221)	$3,041,973

Class R
Shares sold	16,053	50,348	$183,948	$566,125

Shares issued in reinvestment of dividends and distributions	4,062	7,435	47,530	72,866

Shares redeemed	(30,449)	(5,843)	(341,731)	(61,884)

Net increase (decrease)	(10,334)	51,940	$(110,253)	$577,107

Class K
Shares sold	322,082	864,194	$3,723,566	$9,661,313

Shares issued in reinvestment of dividends and distributions	112,589	192,169	1,322,925	1,892,865

Shares redeemed	(328,102)	(700,309)	(3,820,020)	(7,815,030)

Net increase	106,569	356,054	$1,226,471	$3,739,148

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NOTES TO FINANCIAL STATEMENTS (continued)

	AB Multi-Manager Select 2050 Fund
	Shares		Amount
	Six Months Ended January 31, 2020 (unaudited)	Year Ended July 31, 2019	Six Months Ended January 31, 2020 (unaudited)	Year Ended July 31, 2019

Class I
Shares sold	4,494	33,028	$53,208	$396,372

Shares issued in reinvestment of dividends and distributions	1,479	2,679	17,770	26,982

Shares redeemed	(6,072)	(3,682)	(73,226)	(42,965)

Net increase (decrease)	(99)	32,025	$(2,248)	$380,389

Class Z
Shares sold	120,259	95,745	$1,391,333	$1,070,888

Shares issued in reinvestment of dividends and distributions	8,716	864	102,148	8,497

Shares redeemed	(27,680)	(16,096)	(324,140)	(181,220)

Net increase	101,295	80,513	$1,169,341	$898,165

	AB Multi-Manager Select 2055 Fund
	Shares		Amount
	Six Months Ended January 31, 2020 (unaudited)	Year Ended July 31, 2019	Six Months Ended January 31, 2020 (unaudited)	Year Ended July 31, 2019

Class A
Shares sold	16,228	57,976	$194,695	$693,880

Shares issued in reinvestment of dividends and distributions	5,129	10,874	63,343	111,783

Shares redeemed	(6,429)	(48,402)	(79,868)	(569,512)

Net increase	14,928	20,448	$178,170	$236,151

Class C
Shares sold	1,952	2,818	$23,198	$32,487

Shares issued in reinvestment of dividends and distributions	277	756	3,394	7,708

Shares redeemed	(1,951)	(2,999)	(23,031)	(33,774)

Net increase	278	575	$3,561	$6,421

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NOTES TO FINANCIAL STATEMENTS (continued)

	AB Multi-Manager Select 2055 Fund
	Shares		Amount
	Six Months Ended January 31, 2020 (unaudited)	Year Ended July 31, 2019	Six Months Ended January 31, 2020 (unaudited)	Year Ended July 31, 2019

Advisor Class
Shares sold	29,891	173,297	$364,471	$2,117,602

Shares issued in reinvestment of dividends and distributions	3,158	13,339	39,610	138,725

Shares redeemed	(140,612)	(41,610)	(1,767,937)	(499,317)

Net increase (decrease)	(107,563)	145,026	$(1,363,856)	$1,757,010

Class R
Shares sold	13,327	37,478	$153,341	$419,909

Shares issued in reinvestment of dividends and distributions	2,658	4,134	31,149	40,518

Shares redeemed	(12,109)	(7,705)	(140,077)	(86,840)

Net increase	3,876	33,907	$44,413	$373,587

Class K
Shares sold	377,302	1,120,964	$4,355,159	$12,583,134

Shares issued in reinvestment of dividends and distributions	134,894	250,622	1,589,055	2,466,121

Shares redeemed	(323,050)	(794,610)	(3,801,673)	(8,727,973)

Net increase	189,146	576,976	$2,142,541	$6,321,282

Class I
Shares sold	6,337	22,736	$74,282	$265,255

Shares issued in reinvestment of dividends and distributions	1,087	1,792	12,967	17,852

Shares redeemed	(4,388)	(6,678)	(52,085)	(77,752)

Net increase	3,036	17,850	$35,164	$205,355

Class Z
Shares sold	122,282	43,904	$1,411,966	$494,479

Shares issued in reinvestment of dividends and distributions	6,423	1,595	75,464	15,677

Shares redeemed	(25,823)	(871)	(296,705)	(9,732)

Net increase	102,882	44,628	$1,190,725	$500,424

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NOTES TO FINANCIAL STATEMENTS (continued)

	AB Multi-Manager Select 2060 Fund
	Shares				Amount
	Six Months Ended January 31, 2020 (unaudited)		February 1, 2019(a) to July 31, 2019		Six Months Ended January 31, 2020 (unaudited)			February 1, 2019(a) to July 31, 2019

Class A
Shares sold	126		2,838			$1,412		$29,386

Shares issued in reinvestment of dividends and distributions	12		– 0	–		134		– 0	–

Shares converted from Class C	4		– 0	–		43		– 0	–

Shares redeemed	(8)		– 0	–		(87)		– 0	–

Net increase	134		2,838			$1,502		$29,386

Class C
Shares sold	– 0	–	1,454		$	– 0	–	$14,776

Shares issued in reinvestment of dividends and distributions	1		– 0	–		15		– 0	–

Shares converted to Class A	(4)		– 0	–		(43)		– 0	–

Shares redeemed	4		(4)			42		(42)

Net increase	1		1,450			$14		$14,734

Advisor Class
Shares sold	– 0	–	19,002		$	– 0	–	$190,021

Net increase	– 0	–	19,002		$	– 0	–	$190,021

Class R
Shares sold	1,316		1,002			$14,212		$10,021

Shares issued in reinvestment of dividends and distributions	16		– 0	–		177		– 0	–

Shares redeemed	(2)		– 0	–		(21)		– 0	–

Net increase	1,330		1,002			$14,368		$10,021

Class K
Shares sold	46,551		2,057			$537,580		$21,124

Shares issued in reinvestment of dividends and distributions	637		– 0	–		7,292		– 0	–

Shares redeemed	(1,372)		– 0	–		(15,759)		– 0	–

Net increase	45,816		2,057			$529,113		$21,124

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NOTES TO FINANCIAL STATEMENTS (continued)

	AB Multi-Manager Select 2060 Fund
	Shares				Amount
	Six Months Ended January 31, 2020 (unaudited)		February 1, 2019(a) to July 31, 2019		Six Months Ended January 31, 2020 (unaudited)			February 1, 2019(a) to July 31, 2019

Class I
Shares sold	– 0	–	1,002		$	– 0	–	$10,020

Net increase	– 0	–	1,002		$	– 0	–	$10,020

Class Z
Shares sold	31,248		5,969			$341,729		$64,044

Shares issued in reinvestment of dividends and distributions	472		– 0	–		5,423		– 0	–

Shares redeemed	(6,543)		– 0	–		(74,509)		– 0	–

Net increase	25,177		5,969			$272,643		$64,044

(a)	Commencement of operations.

At January 31, 2020, certain shareholders of the Retirement Allocation Fund, 2010 Fund, 2015 Fund, 2020 Fund, 2025 Fund, 2030 Fund, 2035 Fund, 2040 Fund, 2045 Fund, 2050 Fund and 2055 Fund owned 59%, 32%, 37%, 37%, 46%, 33%, 30%, 36%, 32%, 31% and 25%, respectively, in aggregate of the Funds’ outstanding shares. At January 31, 2020, the Adviser owns approximately 24% of the 2060 Fund’s outstanding shares. Significant transactions by such shareholder, if any, may impact the Funds’ performance.

NOTE G

Risks Involved in Investing in the Funds

Market Risk—The value of the Funds’ investments will fluctuate as the stock or bond market fluctuates. The value of their investments may decline, sometimes rapidly and unpredictably, simply because of economic changes or other events, including public health crises (including the occurrence of a contagious disease or illness), that affect large portions of the market. It includes the risk that a particular style of investing may be underperforming the stock market generally.

Allocation Risk—The allocation of investments among the Underlying Portfolios’ different investment styles, such as equity or debt securities, or U.S. or non-U.S. securities, may have a more significant effect on a Fund’s net asset value (“NAV”) when one of these investments is performing more poorly than the other. There is no assurance that allocation decisions will result in the desired effects. Subjective decisions made by the Adviser and/or Morningstar may cause the Funds to incur losses or to miss profit opportunities on which it might otherwise have capitalized. The limited universe of Underlying Portfolios and the requirement that a specified percentage of Fund assets be invested in AB mutual funds as noted above may adversely affect Fund performance.

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NOTES TO FINANCIAL STATEMENTS (continued)

Interest Rate Risk—Changes in interest rates will affect the value of the Funds’ investments in Underlying Portfolios that invest in fixed-income securities. When interest rates rise, the value of existing investments in fixed-income securities tends to fall and this decrease in value may not be offset by higher income from new investments. Interest rate risk is generally greater for fixed-income securities with longer maturities or durations.

Credit Risk—An issuer or guarantor of a fixed-income security, or the counterparty to a derivatives or other contract, may be unable or unwilling to make timely payments of interest or principal, or to otherwise honor its obligations. The issuer or guarantor may default, causing a loss of the full principal amount of a security and accrued interest. The degree of risk for a particular security may be reflected in its credit rating. There is the possibility that the credit rating of a fixed-income security may be downgraded after purchase, which may adversely affect the value of the security. Investments in Underlying Portfolios in fixed-income securities with lower ratings are subject to a higher probability that an issuer will default or fail to meet its payment obligations.

High Yield Debt Security Risk—Investments in fixed-income securities with ratings below investment grade, commonly known as “junk bonds”, tend to have a higher probability that an issuer will default or fail to meet its payment obligations. These securities may be subject to greater price volatility due to such factors as specific corporate developments, interest rate sensitivity and negative perceptions of the junk bond market generally, may be more difficult to trade than other types of securities.

Inflation Risk—This is the risk that the value of assets or income from the Funds’ investments in the Underlying Portfolios will be less in the future as inflation decreases the value of money. As inflation increases, the value of each Underlying Portfolio’s assets can decline as can the value of that Underlying Portfolio’s distributions.

Foreign (Non-U.S.) Risk—Investments in non-U.S. issuers by Underlying Portfolios may involve more risk than investments in U.S. issuers. These securities may fluctuate more widely in price and may be more difficult to trade due to adverse market, economic, political, regulatory or other factors.

Currency Risk—Fluctuations in currency exchange rates may negatively affect the value of the Funds’ investments or reduce its returns.

Capitalization Risk—Investments in small- and mid-capitalization companies by Underlying Portfolios tend to be more volatile than investments in large-capitalization companies. Investments in small-capitalization companies may have additional risks because these companies often have limited product lines, markets, or financial resources.

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NOTES TO FINANCIAL STATEMENTS (continued)

Derivatives Risk—The Underlying Portfolios may enter into derivative transactions such as forwards, options, futures and swaps. Derivatives may be illiquid, difficult to price, and leveraged so that small changes may produce disproportionate losses for the Underlying Portfolios, and subject to counterparty risk to a greater degree than more traditional investments. Derivatives may result in significant losses, including losses that are far greater than the value of the derivatives reflected on the statement of assets and liabilities.

Leverage Risk—When an Underlying Portfolio borrows money or otherwise leverages its investments, its performance may be volatile because leverage tends to exaggerate the effect of any increase or decrease in the value of the Underlying Portfolio’s investments. An Underlying Portfolio may create leverage through the use of reverse repurchase arrangements, forward currency exchange contracts, forward commitments, dollar rolls or futures or by borrowing money. The use of other types of derivative instruments by the Underlying Portfolios, such as options and swaps, may also result in a form of leverage. Leverage may result in higher returns to an Underlying Portfolio than if the Underlying Portfolio were not leveraged, but may also adversely affect returns, particularly if the market is declining.

Investment in Other Investment Companies Risk—As with other investments, investments in other investment companies, including ETFs, are subject to market and selection risk. In addition, shareholders of a Fund bear both their proportionate share of expenses in the Funds (including management fees) and, indirectly, the expenses of the investment companies.

LIBOR Risk—A Fund may invest in certain debt securities, derivatives or other financial instruments that utilize the London Interbank Offered Rate, or “LIBOR,” as a “benchmark” or “reference rate” for various interest rate calculations. In July 2017, the United Kingdom Financial Conduct Authority, which regulates LIBOR, announced a desire to phase out the use of LIBOR by the end of 2021. Although financial regulators and industry working groups have suggested alternative reference rates, such as European Interbank Offer Rate (“EURIBOR”), Sterling Overnight Interbank Average Rate (“SONIA”) and Secured Overnight Financing Rate (“SOFR”), global consensus on alternative rates is lacking and the process for amending existing contracts or instruments to transition away from LIBOR remains unclear. The elimination of LIBOR or changes to other reference rates or any other changes or reforms to the determination or supervision of reference rates could have an adverse impact on the market for, or value of, any securities or payments linked to those reference rates, which may adversely affect a Fund’s performance and/or net asset value. Uncertainty and risk also remain regarding the willingness and ability of issuers and lenders to include revised provisions in new and existing contracts or instruments.

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NOTES TO FINANCIAL STATEMENTS (continued)

Consequently, the transition away from LIBOR to other reference rates may lead to increased volatility and illiquidity in markets that are tied to LIBOR, fluctuations in values of LIBOR-related investments or investments in issuers that utilize LIBOR, increased difficulty in borrowing or refinancing and diminished effectiveness of hedging strategies, adversely affecting a Fund’s performance. Furthermore, the risks associated with the expected discontinuation of LIBOR and transition may be exacerbated if the work necessary to effect an orderly transition to an alternative reference rate is not completed in a timely manner. Because the usefulness of LIBOR as a benchmark could deteriorate during the transition period, these effects could occur prior to the end of 2021.

Indemnification Risk—In the ordinary course of business, the Funds enter into contracts that contain a variety of indemnifications. The Funds’ maximum exposure under these arrangements is unknown. However, the Funds have not had prior claims or losses pursuant to these indemnification provisions and expect the risk of loss thereunder to be remote. Therefore, the Funds have not accrued any liability in connection with these indemnification provisions.

Management Risk—The Funds are subject to management risk because they are actively managed investment funds. The Adviser will apply its investment techniques and risk analyses in making investment decisions for the Funds ,but there is no guarantee that its techniques will produce the intended results.

NOTE H

Distributions to Shareholders

The tax character of distributions to be paid for the year ending July 31, 2020 will be determined at the end of the current fiscal year. The tax character of distributions paid during the fiscal years ended July 31, 2019 and July 31, 2018 were as follows:

AB Multi-Manager Select Retirement Allocation Fund	2019	2018
Distributions paid from:
Ordinary income	$271,224	$212,992
Long-term capital gains	345,332	101,190

Total distributions paid	$616,556	$314,182

AB Multi-Manager Select 2010 Fund	2019	2018
Distributions paid from:
Ordinary income	$440,802	$428,455
Long-term capital gains	498,393	311,521

Total distributions paid	$939,195	$739,976

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NOTES TO FINANCIAL STATEMENTS (continued)

AB Multi-Manager Select 2015 Fund	2019	2018
Distributions paid from:
Ordinary income	$1,254,660	$1,138,025
Long-term capital gains	1,683,897	1,323,533

Total distributions paid	$2,938,557	$2,461,558

AB Multi-Manager Select 2020 Fund	2019	2018
Distributions paid from:
Ordinary income	$2,464,443	$2,389,324
Long-term capital gains	5,079,486	2,395,125

Total distributions paid	$7,543,929	$4,784,449

AB Multi-Manager Select 2025 Fund	2019	2018
Distributions paid from:
Ordinary income	$4,293,699	$3,611,483
Long-term capital gains	8,725,194	2,769,830

Total distributions paid	$13,018,893	$6,381,313

AB Multi-Manager Select 2030 Fund	2019	2018

Distributions paid from:
Ordinary income	$3,247,912	$3,134,156
Long-term capital gains	6,718,360	2,755,521

Total distributions paid	$9,966,272	$5,889,677

AB Multi-Manager Select 2035 Fund	2019	2018

Distributions paid from:
Ordinary income	$2,826,085	$2,971,917
Long-term capital gains	7,138,013	2,400,714

Total distributions paid	$9,964,098	$5,372,631

AB Multi-Manager Select 2040 Fund	2019	2018

Distributions paid from:
Ordinary income	$1,787,413	$1,624,988
Long-term capital gains	5,511,501	1,879,850

Total distributions paid	$7,298,914	$3,504,838

AB Multi-Manager Select 2045 Fund	2019	2018

Distributions paid from:
Ordinary income	$1,628,686	$1,277,598
Long-term capital gains	4,559,632	1,571,007

Total distributions paid	$6,188,318	$2,848,605

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NOTES TO FINANCIAL STATEMENTS (continued)

AB Multi-Manager Select 2050 Fund	2019		2018

Distributions paid from:
Ordinary income	$696,498		$465,229
Long-term capital gains	1,608,297		813,122

Total distributions paid	$2,304,795		$1,278,351

AB Multi-Manager Select 2055 Fund	2019		2018

Distributions paid from:
Ordinary income	$842,692		$525,465
Long-term capital gains	1,968,981		741,835

Total distributions paid	$2,811,673		$1,267,300

AB Multi-Manager Select 2060 Fund	2019		2018

Distributions paid from:
Ordinary income	$ – 0	–	$ – 0	–
Long-term capital gains	– 0	–	– 0	–

Total distributions paid	$ – 0	–	$ – 0	–

As of July 31, 2019, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Multi-Manager Select Fund	Undistributed Ordinary Income	Undistributed Capital Gains		Unrealized Appreciation/ (Depreciation)(a)	Total Accumulated Earnings/ (Deficit)
Retirement Allocation Fund	$125,716	$80,377		$108,681	$314,774
2010 Fund	141,235	92,637		345,254	579,126
2015 Fund	243,205	423,738		743,251	1,410,194
2020 Fund	655,742	1,405,030		1,864,245	3,925,017
2025 Fund	1,168,998	3,598,173		2,705,586	7,472,757
2030 Fund	816,229	3,245,393		2,266,512	6,328,134
2035 Fund	686,398	3,857,628		3,576,471	8,120,497
2040 Fund	441,569	2,523,203		2,502,827	5,467,599
2045 Fund	262,541	1,967,148		2,746,696	4,976,385
2050 Fund	134,043	799,013		1,134,517	2,067,573
2055 Fund	174,513	890,375		1,317,727	2,382,615
2060 Fund*	3,464	– 0	–	15,005	18,469

*	Commenced operations on February 1, 2019.

(a)

The differences between book-basis and tax-basis unrealized appreciation/(depreciation) are attributable primarily to the tax deferral of losses on wash sales and return of capital distributions received from underlying securities.

For tax purposes, net realized capital losses may be carried over to offset future capital gains, if any. Funds are permitted to carry forward capital losses for an indefinite period, and such losses will retain their character as either short-term or long-term capital losses. As of July 31, 2019, the Funds did not have any capital loss carryforwards.

176 | AB MULTI-MANAGER SELECT RETIREMENT FUNDS	abfunds.com

NOTES TO FINANCIAL STATEMENTS (continued)

NOTE I

Joint Credit Facility

A number of open-end mutual funds managed by the Adviser, including the Funds, participate in a $325 million revolving credit facility (the “Facility”) intended to provide short-term financing, if necessary, subject to certain restrictions in connection with abnormal redemption activity. Commitment fees related to the Facility are paid by the participating funds and are included in miscellaneous expenses in the statement of operations. The Funds did not utilize the Facility during the six months ended January 31, 2020.

NOTE J

Subsequent Events

At a meeting held on November 4-6, 2019, the Board approved the liquidation and termination of each Fund. The Funds expect to make their liquidating distributions on or shortly after June 26, 2020.

Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that there are no other material events that would require disclosure in the Funds’ financial statements through this date.

abfunds.com	AB MULTI-MANAGER SELECT RETIREMENT FUNDS | 177

FINANCIAL HIGHLIGHTS

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

AB Multi-Manager Select Retirement Allocation Fund
Class A
Six Months Ended January 31, 2020 (unaudited)	Year Ended July 31,	December 15, 2014(a) to July 31, 2015
2019	2018	2017	2016

Net asset value, beginning of period	$ 11.26	$ 11.17	$ 10.97	$ 10.44	$ 10.18	$ 10.00

Income From Investment Operations

Net investment income(b)(c)	.17	.24	.23	.20	.23	.11

Net realized and unrealized gain on investment transactions	.22	.18	.08	.33	.06	.07

Contributions from Affiliates	– 0	–	– 0	–	– 0	–	– 0	–	.00	(d)	– 0	–

Net increase in net asset value from operations	.39	.42	.31	.53	.29	.18

Less: Dividends and Distributions

Dividends from net investment income	(.12)	(.03)	– 0	–	– 0	–	(.02)	– 0	–

Distributions from net realized gain on investment transactions	(.20)	(.30)	(.11)	– 0	–	(.01)	– 0	–

Total dividends and distributions	(.32)	(.33)	(.11)	– 0	–	(.03)	– 0	–

Net asset value, end of period	$ 11.33	$ 11.26	$ 11.17	$ 10.97	$ 10.44	$ 10.18

Total Return

Total investment return based on net asset value(e)	3.41%	4.01%	2.80%	5.08%	2.82%	1.80%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$281	$344	$502	$309	$442	$10

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(f)‡	.46	%^	.46%	.44%	.42%	.41%	.39	%^

Expenses, before waivers/reimbursements(f)‡	4.92	%^	4.07%	5.19%	6.32%	8.37%	45.18	%^

Net investment income(c)	2.91	%^	2.15%	2.07%	1.89%	2.28%	1.79	%^

Portfolio turnover rate	34%	58%	98%	60%	102%	12%

‡ Expense ratios exclude the estimated acquired fund fees of the affiliated/unaffiliated underlying
portfolios	.41	%^	.44%	.46%	.50%	.48%	.50	%^

See footnote summary on page 261.

178 | AB MULTI-MANAGER SELECT RETIREMENT FUNDS	abfunds.com

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

AB Multi-Manager Select Retirement Allocation Fund
Class C
Six Months Ended January 31, 2020 (unaudited)	Year Ended July 31,	December 15, 2014(a) to July 31, 2015
2019	2018	2017	2016

Net asset value, beginning of period	$ 10.90	$ 10.88	$ 10.76	$ 10.32	$ 10.13	$ 10.00

Income From Investment Operations

Net investment income(b)(c)	.15	.15	.13	.14	.12	.06

Net realized and unrealized gain on investment transactions	.20	.17	.10	.30	.08	.07

Contributions from Affiliates	– 0	–	– 0	–	– 0	–	– 0	–	.00	(d)	– 0	–

Net increase in net asset value from operations	.35	.32	.23	.44	.20	.13

Less: Dividends and Distributions

Dividends from net investment income	(.10)	– 0	–	– 0	–	– 0	–	– 0	–	– 0	–

Distributions from net realized gain on investment transactions	(.20)	(.30)	(.11)	– 0	–	(.01)	– 0	–

Total dividends and distributions	(.30)	(.30)	(.11)	– 0	–	(.01)	– 0	–

Net asset value, end of period	$ 10.95	$ 10.90	$ 10.88	$ 10.76	$ 10.32	$ 10.13

Total Return

Total investment return based on net asset value(e)	3.20%	3.19%	2.11%	4.26%	1.94%	1.30%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$104	$103	$132	$186	$126	$45

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(f)‡	.88	%^	1.21%	1.19%	1.17%	1.16%	1.14	%^

Expenses, before waivers/reimbursements(f)‡	5.39	%^	4.84%	6.06%	7.21%	11.03%	43.43	%^

Net investment income(c)	2.60	%^	1.39%	1.23%	1.34%	1.19%	.96	%^

Portfolio turnover rate	34%	58%	98%	60%	102%	12%

‡ Expense ratios exclude the estimated acquired fund fees of the affiliated/unaffiliated underlying
portfolios	.41	%^	.44%	.46%	.50%	.48%	.50	%^

See footnote summary on page 261.

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FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

AB Multi-Manager Select Retirement Allocation Fund
Advisor Class
Six Months Ended January 31, 2020 (unaudited)	Year Ended July 31,	December 15, 2014(a) to July 31, 2015
2019	2018	2017	2016

Net asset value, beginning of period	$ 11.21	$ 11.29	$ 11.05	$ 10.49	$ 10.20	$ 10.00

Income From Investment Operations

Net investment income(b)(c)	.18	.26	.26	.24	.20	.13

Net realized and unrealized gain on investment transactions	.21	.17	.09	.32	.10	.07

Contributions from Affiliates	– 0	–	– 0	–	– 0	–	– 0	–	.00	(d)	– 0	–

Net increase in net asset value from operations	.39	.43	.35	.56	.30	.20

Less: Dividends and Distributions

Dividends from net investment income	(.11)	(.21)	– 0	–	– 0	–	– 0	–	– 0	–

Distributions from net realized gain on investment transactions	(.20)	(.30)	(.11)	– 0	–	(.01)	– 0	–

Total dividends and distributions	(.31)	(.51)	(.11)	– 0	–	(.01)	– 0	–

Net asset value, end of period	$ 11.29	$ 11.21	$ 11.29	$ 11.05	$ 10.49	$ 10.20

Total Return

Total investment return based on net asset value(e)	3.51%	4.20%	3.15%	5.34%	2.91%	2.00%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$307	$583	$71	$25	$22	$10

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(f)‡	.21	%^	.21%	.19%	.17%	.16%	.14	%^

Expenses, before waivers/reimbursements(f)‡	4.57	%^	3.86%	4.99%	6.16%	9.14%	44.95	%^

Net investment income(c)	3.06	%^	2.39%	2.32%	2.22%	1.98%	2.05	%^

Portfolio turnover rate	34%	58%	98%	60%	102%	12%

‡ Expense ratios exclude the estimated acquired fund fees of the affiliated/unaffiliated underlying
portfolios	.41	%^	.44%	.46%	.50%	.48%	.50	%^

See footnote summary on page 261.

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FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

AB Multi-Manager Select Retirement Allocation Fund
Class R
Six Months Ended January 31, 2020 (unaudited)	Year Ended July 31,	December 15, 2014(a) to July 31, 2015
2019	2018	2017	2016

Net asset value, beginning of period	$ 10.30	$ 10.44	$ 10.49	$ 10.16	$ 10.02	$ 10.00

Income From Investment Operations

Net investment income(b)(c)	.15	.19	.21	.22	.14	.10

Net realized and unrealized gain on investment transactions	.20	.17	.06	.27	.09	.06

Contributions from Affiliates	– 0	–	– 0	–	– 0	–	– 0	–	.00	(d)	– 0	–

Net increase in net asset value from operations	.35	.36	.27	.49	.23	.16

Less: Dividends and Distributions

Dividends from net investment income	(.30)	(.20)	(.21)	(.16)	(.08)	(.14)

Distributions from net realized gain on investment transactions	(.20)	(.30)	(.11)	– 0	–	(.01)	– 0	–

Total dividends and distributions	(.50)	(.50)	(.32)	(.16)	(.09)	(.14)

Net asset value, end of period	$ 10.15	$ 10.30	$ 10.44	$ 10.49	$ 10.16	$ 10.02

Total Return

Total investment return based on net asset value(e)	3.35%	3.78%	2.53%	4.88%	2.36%	1.62%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$418	$391	$402	$17	$33	$10

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(f)‡	.60	%^	.71%	.69%	.67%	.66%	.64	%^

Expenses, before waivers/reimbursements(f)‡	3.66	%^	3.08%	3.22%	3.59%	5.08%	30.60	%^

Net investment income(c)	2.88	%^	1.86%	2.01%	2.20%	1.42%	1.56	%^

Portfolio turnover rate	34%	58%	98%	60%	102%	12%

‡ Expense ratios exclude the estimated acquired fund fees of the affiliated/unaffiliated underlying
portfolios	.41	%^	.44%	.46%	.50%	.48%	.50	%^

See footnote summary on page 261.

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FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

AB Multi-Manager Select Retirement Allocation Fund
Class K
Six Months Ended January 31, 2020 (unaudited)	Year Ended July 31,	December 15, 2014(a) to July 31, 2015
2019	2018	2017	2016

Net asset value, beginning of period	$ 10.35	$ 10.50	$ 10.51	$ 10.19	$ 10.04	$ 10.00

Income From Investment Operations

Net investment income(b)(c)	.16	.21	.22	.20	.22	.09

Net realized and unrealized gain on investment transactions	.20	.16	.07	.31	.04	.09

Contributions from Affiliates	– 0	–	– 0	–	– 0	–	– 0	–	.00	(d)	– 0	–

Net increase in net asset value from operations	.36	.37	.29	.51	.26	.18

Less: Dividends and Distributions

Dividends from net investment income	(.31)	(.22)	(.19)	(.19)	(.10)	(.14)

Distributions from net realized gain on investment transactions	(.20)	(.30)	(.11)	– 0	–	(.01)	– 0	–

Total dividends and distributions	(.51)	(.52)	(.30)	(.19)	(.11)	(.14)

Net asset value, end of period	$ 10.20	$ 10.35	$ 10.50	$ 10.51	$ 10.19	$ 10.04

Total Return

Total investment return based on net asset value(e)	3.48%	3.95%	2.77%	5.15%	2.65%	1.84%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$7,727	$9,442	$11,013	$7,869	$8,303	$671

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(f)‡	.46	%^	.46%	.44%	.42%	.41%	.39	%^

Expenses, before waivers/reimbursements(f)‡	3.44	%^	2.82%	2.92%	3.37%	4.40%	21.09	%^

Net investment income(c)	3.00	%^	2.09%	2.10%	2.00%	2.26%	1.45	%^

Portfolio turnover rate	34%	58%	98%	60%	102%	12%

‡ Expense ratios exclude the estimated acquired fund fees of the affiliated/unaffiliated underlying
portfolios	.41	%^	.44%	.46%	.50%	.48%	.50	%^

See footnote summary on page 261.

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FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

AB Multi-Manager Select Retirement Allocation Fund
Class I
Six Months Ended January 31, 2020 (unaudited)	Year Ended July 31,	December 15, 2014(a) to July 31, 2015
2019	2018	2017	2016

Net asset value, beginning of period	$ 10.60	$ 10.75	$ 10.54	$ 10.23	$ 10.05	$ 10.00

Income From Investment Operations

Net investment income(b)(c)	.18	.25	.15	.22	.27	.13

Net realized and unrealized gain on investment transactions	.20	.16	.17	.31	.02	.06

Contributions from Affiliates	– 0	–	– 0	–	– 0	–	– 0	–	.00	(d)	– 0	–

Net increase in net asset value from operations	.38	.41	.32	.53	.29	.19

Less: Dividends and Distributions

Dividends from net investment income	(.35)	(.26)	– 0	–	(.22)	(.10)	(.14)

Distributions from net realized gain on investment transactions	(.20)	(.30)	(.11)	– 0	–	(.01)	– 0	–

Total dividends and distributions	(.55)	(.56)	(.11)	(.22)	(.11)	(.14)

Net asset value, end of period	$ 10.43	$ 10.60	$ 10.75	$ 10.54	$ 10.23	$ 10.05

Total Return

Total investment return based on net asset value(e)	3.63%	4.18%	3.02%	5.35%	2.98%	1.95%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$12	$12	$12	$1,057	$668	$959

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(f)‡	.22	%^	.21%	.17%	.17%	.15%	.14	%^

Expenses, before waivers/reimbursements(f)‡	3.14	%^	2.52%	2.52%	3.06%	7.57%	30.07	%^

Net investment income(c)	3.27	%^	2.37%	1.25%	2.20%	2.71%	2.06	%^

Portfolio turnover rate	34%	58%	98%	60%	102%	12%

‡ Expense ratios exclude the estimated acquired fund fees of the affiliated/unaffiliated underlying
portfolios	.41	%^	.44%	.46%	.50%	.48%	.50	%^

See footnote summary on page 261.

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FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

AB Multi-Manager Select Retirement Allocation Fund
Class Z
Six Months Ended January 31, 2020 (unaudited)	Year Ended July 31,	December 15, 2014(a) to July 31, 2015
2019	2018	2017	2016

Net asset value, beginning of period	$ 10.36	$ 10.53	$ 10.53	$ 10.22	$ 10.05	$ 10.00

Income From Investment Operations

Net investment income(b)(c)	.17	.23	.19	.23	.22	.13

Net realized and unrealized gain on investment transactions	.20	.17	.15	.31	.06	.06

Contributions from Affiliates	– 0	–	– 0	–	– 0	–	– 0	–	.00	(d)	– 0	–

Net increase in net asset value from operations	.37	.40	.34	.54	.28	.19

Less: Dividends and Distributions

Dividends from net investment income	(.35)	(.27)	(.23)	(.23)	(.10)	(.14)

Distributions from net realized gain on investment transactions	(.20)	(.30)	(.11)	– 0	–	(.01)	– 0	–

Total dividends and distributions	(.55)	(.57)	(.34)	(.23)	(.11)	(.14)

Net asset value, end of period	$ 10.18	$ 10.36	$ 10.53	$ 10.53	$ 10.22	$ 10.05

Total Return

Total investment return based on net asset value(e)	3.53%	4.22%	3.20%	5.41%	2.88%	1.95%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$13	$13	$1,012	$11	$10	$10

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(f)‡	.21	%^	.20%	.18%	.17%	.16%	.14	%^

Expenses, before waivers/reimbursements(f)‡	3.03	%^	2.26%	5.12%	2.95%	7.38%	30.15	%^

Net investment income(c)	3.27	%^	2.21%	2.65%	2.27%	2.27%	2.07	%^

Portfolio turnover rate	34%	58%	98%	60%	102%	12%

‡ Expense ratios exclude the estimated acquired fund fees of the affiliated/unaffiliated underlying
portfolios	.41	%^	.44%	.46%	.50%	.48%	.50	%^

See footnote summary on page 261.

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FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

AB Multi-Manager Select 2010 Fund
Class A
Six Months Ended January 31, 2020 (unaudited)	Year Ended July 31,	December 15, 2014(a) to July 31, 2015
2019	2018	2017	2016

Net asset value, beginning of period	$ 11.05	$ 11.19	$ 11.11	$ 10.47	$ 10.23	$ 10.00

Income From Investment Operations

Net investment income(b)(c)	.18	.23	.26	.21	.24	.16

Net realized and unrealized gain on investment transactions	.25	.16	.22	.47	.09	.10

Contributions from Affiliates	– 0	–	– 0	–	– 0	–	– 0	–	.00	(d)	– 0	–

Net increase in net asset value from operations	.43	.39	.48	.68	.33	.26

Less: Dividends and Distributions

Dividends from net investment income	(.20)	(.19)	(.13)	(.01)	(.08)	(.03)

Distributions from net realized gain on investment transactions	(.18)	(.34)	(.27)	(.03)	(.01)	– 0	–

Total dividends and distributions	(.38)	(.53)	(.40)	(.04)	(.09)	(.03)

Net asset value, end of period	$ 11.10	$ 11.05	$ 11.19	$ 11.11	$ 10.47	$ 10.23

Total Return

Total investment return based on net asset value(e)	3.91%	3.88%	4.31%	6.56%	3.24%	2.58%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$690	$678	$412	$376	$629	$16

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(f)‡	.42	%^	.40%	.39%	.40%	.40%	.38	%^

Expenses, before waivers/reimbursements(f)‡	2.48	%^	2.64%	2.90%	3.42%	4.07%	46.32	%^

Net investment income(c)	3.08	%^	2.09%	2.32%	1.95%	2.47%	2.53	%^

Portfolio turnover rate	38%	46%	85%	49%	116%	15%

‡ Expense ratios exclude the estimated acquired fund fees of the affiliated/unaffiliated underlying
portfolios	.48	%^	.52%	.53%	.56%	.55%	.61	%^

See footnote summary on page 261.

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FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

AB Multi-Manager Select 2010 Fund
Class C
Six Months Ended January 31, 2020 (unaudited)	Year Ended July 31,	December 15, 2014(a) to July 31, 2015
2019	2018	2017	2016

Net asset value, beginning of period	$ 11.03	$ 11.05	$ 10.96	$ 10.39	$ 10.18	$ 10.00

Income From Investment Operations

Net investment income(b)(c)	.13	.14	.17	.12	.21	.12

Net realized and unrealized gain on investment transactions	.27	.18	.21	.48	.03	.08

Contributions from Affiliates	– 0	–	– 0	–	– 0	–	– 0	–	.00	(d)	– 0	–

Net increase in net asset value from operations	.40	.32	.38	.60	.24	.20

Less: Dividends and Distributions

Dividends from net investment income	(.04)	– 0	–	(.02)	– 0	–	(.02)	(.02)

Distributions from net realized gain on investment transactions	(.18)	(.34)	(.27)	(.03)	(.01)	– 0	–

Total dividends and distributions	(.22)	(.34)	(.29)	(.03)	(.03)	(.02)

Net asset value, end of period	$ 11.21	$ 11.03	$ 11.05	$ 10.96	$ 10.39	$ 10.18

Total Return

Total investment return based on net asset value(e)	3.64%	3.18%	3.50%	5.81%	2.41%	2.04%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$39	$58	$120	$142	$106	$10

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(f)‡	.90	%^	1.15%	1.14%	1.15%	1.15%	1.13	%^

Expenses, before waivers/reimbursements(f)‡	2.97	%^	3.37%	3.67%	4.32%	5.48%	47.09	%^

Net investment income(c)	2.29	%^	1.31%	1.55%	1.15%	2.10%	1.84	%^

Portfolio turnover rate	38%	46%	85%	49%	116%	15%

‡ Expense ratios exclude the estimated acquired fund fees of the affiliated/unaffiliated underlying
portfolios	.48	%^	.52%	.53%	.56%	.55%	.61	%^

See footnote summary on page 261.

186 | AB MULTI-MANAGER SELECT RETIREMENT FUNDS	abfunds.com

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

AB Multi-Manager Select 2010 Fund
Advisor Class
Six Months Ended January 31, 2020 (unaudited)	Year Ended July 31,	December 15, 2014(a) to July 31, 2015
2019	2018	2017	2016

Net asset value, beginning of period	$ 10.97	$ 11.14	$ 11.04	$ 10.52	$ 10.24	$ 10.00

Income From Investment Operations

Net investment income(b)(c)	.18	.26	.28	.24	.25	.18

Net realized and unrealized gain on investment transactions	.26	.15	.23	.46	.10	.09

Contributions from Affiliates	– 0	–	– 0	–	– 0	–	– 0	–	.00	(d)	– 0	–

Net increase in net asset value from operations	.44	.41	.51	.70	.35	.27

Less: Dividends and Distributions

Dividends from net investment income	(.19)	(.24)	(.14)	(.15)	(.06)	(.03)

Distributions from net realized gain on investment transactions	(.18)	(.34)	(.27)	(.03)	(.01)	– 0	–

Total dividends and distributions	(.37)	(.58)	(.41)	(.18)	(.07)	(.03)

Net asset value, end of period	$ 11.04	$ 10.97	$ 11.14	$ 11.04	$ 10.52	$ 10.24

Total Return

Total investment return based on net asset value(e)	4.03%	4.17%	4.67%	6.81%	3.50%	2.70%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$857	$1,339	$781	$778	$717	$10

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(f)‡	.17	%^	.15%	.14%	.15%	.15%	.13	%^

Expenses, before waivers/reimbursements(f)‡	2.20	%^	2.36%	2.75%	3.26%	3.56%	46.11	%^

Net investment income(c)	3.11	%^	2.42%	2.55%	2.28%	2.54%	2.81	%^

Portfolio turnover rate	38%	46%	85%	49%	116%	15%

‡ Expense ratios exclude the estimated acquired fund fees of the affiliated/unaffiliated underlying
portfolios	.48	%^	.52%	.53%	.56%	.55%	.61	%^

See footnote summary on page 261.

abfunds.com	AB MULTI-MANAGER SELECT RETIREMENT FUNDS | 187

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

AB Multi-Manager Select 2010 Fund
Class R
Six Months Ended January 31, 2020 (unaudited)	Year Ended July 31,	December 15, 2014(a) to July 31, 2015
2019	2018	2017	2016

Net asset value, beginning of period	$ 10.40	$ 10.62	$ 10.63	$ 10.22	$ 10.04	$ 10.00

Income From Investment Operations

Net investment income(b)(c)	.16	.19	.22	.18	.21	.15

Net realized and unrealized gain on investment transactions	.24	.15	.21	.45	.08	.09

Contributions from Affiliates	– 0	–	– 0	–	– 0	–	– 0	–	.00	(d)	– 0	–

Net increase in net asset value from operations	.40	.34	.43	.63	.29	.24

Less: Dividends and Distributions

Dividends from net investment income	(.22)	(.22)	(.17)	(.19)	(.10)	(.20)

Distributions from net realized gain on investment transactions	(.18)	(.34)	(.27)	(.03)	(.01)	– 0	–

Total dividends and distributions	(.40)	(.56)	(.44)	(.22)	(.11)	(.20)

Net asset value, end of period	$ 10.40	$ 10.40	$ 10.62	$ 10.63	$ 10.22	$ 10.04

Total Return

Total investment return based on net asset value(e)	3.86%	3.64%	4.06%	6.28%	2.99%	2.43%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$395	$390	$374	$389	$622	$10

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(f)‡	.55	%^	.65%	.64%	.65%	.65%	.63	%^

Expenses, before waivers/reimbursements(f)‡	2.26	%^	2.45%	2.48%	2.82%	3.59%	30.49	%^

Net investment income(c)	2.94	%^	1.89%	2.08%	1.80%	2.12%	2.31	%^

Portfolio turnover rate	38%	46%	85%	49%	116%	15%

‡ Expense ratios exclude the estimated acquired fund fees of the affiliated/unaffiliated underlying
portfolios	.48	%^	.52%	.53%	.56%	.55%	.61	%^

See footnote summary on page 261.

188 | AB MULTI-MANAGER SELECT RETIREMENT FUNDS	abfunds.com

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

AB Multi-Manager Select 2010 Fund
Class K
Six Months Ended January 31, 2020 (unaudited)	Year Ended July 31,	December 15, 2014(a) to July 31, 2015
2019	2018	2017	2016

Net asset value, beginning of period	$ 10.38	$ 10.61	$ 10.65	$ 10.24	$ 10.05	$ 10.00

Income From Investment Operations

Net investment income(b)(c)	.16	.22	.25	.21	.23	.10

Net realized and unrealized gain on investment transactions	.25	.14	.21	.44	.08	.15

Contributions from Affiliates	– 0	–	– 0	–	– 0	–	– 0	–	.00	(d)	– 0	–

Net increase in net asset value from operations	.41	.36	.46	.65	.31	.25

Less: Dividends and Distributions

Dividends from net investment income	(.25)	(.25)	(.23)	(.21)	(.11)	(.20)

Distributions from net realized gain on investment transactions	(.18)	(.34)	(.27)	(.03)	(.01)	– 0	–

Total dividends and distributions	(.43)	(.59)	(.50)	(.24)	(.12)	(.20)

Net asset value, end of period	$ 10.36	$ 10.38	$ 10.61	$ 10.65	$ 10.24	$ 10.05

Total Return

Total investment return based on net asset value(e)	3.94%	3.90%	4.32%	6.52%	3.16%	2.54%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$16,409	$15,995	$16,603	$11,448	$13,222	$597

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(f)‡	.42	%^	.40%	.39%	.40%	.40%	.38	%^

Expenses, before waivers/reimbursements(f)‡	2.06	%^	2.13%	2.19%	2.54%	2.84%	23.54	%^

Net investment income(c)	3.05	%^	2.14%	2.31%	2.04%	2.39%	1.72	%^

Portfolio turnover rate	38%	46%	85%	49%	116%	15%

‡ Expense ratios exclude the estimated acquired fund fees of the affiliated/unaffiliated underlying
portfolios	.48	%^	.52%	.53%	.56%	.55%	.61	%^

See footnote summary on page 261.

abfunds.com	AB MULTI-MANAGER SELECT RETIREMENT FUNDS | 189

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	AB Multi-Manager Select 2010 Fund
	Class I
	Six Months Ended January 31, 2020 (unaudited)	Year Ended July 31,				December 15, 2014(a) to July 31, 2015
		2019	2018	2017	2016

Net asset value, beginning of period	$ 10.37	$ 10.61	$ 10.66	$ 10.28	$ 10.07	$ 10.00

Income From Investment Operations

Net investment income(b)(c)	.17	.25	.27	.20	.31	.18

Net realized and unrealized gain on investment transactions	.25	.14	.21	.49	.02	.09

Net increase in net asset value from operations	.42	.39	.48	.69	.33	.27

Less: Dividends and Distributions

Dividends from net investment income	(.27)	(.29)	(.26)	(.28)	(.11)	(.20)

Distributions from net realized gain on investment transactions	(.18)	(.34)	(.27)	(.03)	(.01)	– 0	–

Total dividends and distributions	(.45)	(.63)	(.53)	(.31)	(.12)	(.20)

Net asset value, end of period	$ 10.34	$ 10.37	$ 10.61	$ 10.66	$ 10.28	$ 10.07

Total Return

Total investment return based on net asset value(e)	4.03%	4.22%	4.53%	6.88%	3.38%	2.76%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$13	$43	$65	$55	$14	$966

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(f)‡	.16%^	.15%	.14%	.15%	.13%	.13	%^

Expenses, before waivers/reimbursements(f)‡	1.70%^	1.75%	1.72%	2.34%	10.46%	29.96	%^

Net investment income(c)	3.18%^	2.42%	2.52%	1.98%	3.17%	2.82	%^

Portfolio turnover rate	38%	46%	85%	49%	116%	15%

‡ Expense ratios exclude the estimated acquired fund fees of the affiliated/unaffiliated underlying
portfolios	.48%^	.52%	.53%	.56%	.55%	.61	%^

See footnote summary on page 261.

190 | AB MULTI-MANAGER SELECT RETIREMENT FUNDS	abfunds.com

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	AB Multi-Manager Select 2010 Fund
	Class Z
	Six Months Ended January 31, 2020 (unaudited)	Year Ended July 31,				December 15, 2014(a) to July 31, 2015
		2019	2018	2017	2016

Net asset value, beginning of period	$ 10.37	$ 10.62	$ 10.68	$ 10.28	$ 10.07	$ 10.00

Income From Investment Operations

Net investment income(b)(c)	.21	.25	.27	.24	.23	.18

Net realized and unrealized gain on investment transactions	.23	.14	.21	.45	.10	.09

Net increase in net asset value from operations	.44	.39	.48	.69	.33	.27

Less: Dividends and Distributions

Dividends from net investment income	(.30)	(.30)	(.27)	(.26)	(.11)	(.20)

Distributions from net realized gain on investment transactions	(.18)	(.34)	(.27)	(.03)	(.01)	– 0	–

Total dividends and distributions	(.48)	(.64)	(.54)	(.29)	(.12)	(.20)

Net asset value, end of period	$ 10.33	$ 10.37	$ 10.62	$ 10.68	$ 10.28	$ 10.07

Total Return

Total investment return based on net asset value(e)	4.20%	4.20%	4.51%	6.90%	3.38%	2.76%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$376	$11	$11	$11	$11	$10

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(f)‡	.17%^	.15%	.14%	.15%	.15%	.13	%^

Expenses, before waivers/reimbursements(f)‡	1.67%^	1.70%	1.68%	2.15%	6.29%	30.01	%^

Net investment income(c)	3.89%^	2.42%	2.57%	2.30%	2.39%	2.82	%^

Portfolio turnover rate	38%	46%	85%	49%	116%	15%

‡ Expense ratios exclude the estimated acquired fund fees of the affiliated/unaffiliated underlying
portfolios	.48%^	.52%	.53%	.56%	.55%	.61	%^

See footnote summary on page 261.

abfunds.com	AB MULTI-MANAGER SELECT RETIREMENT FUNDS | 191

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

AB Multi-Manager Select 2015 Fund
Class A
Six Months Ended January 31, 2020 (unaudited)	Year Ended July 31,	December 15, 2014(a) to July 31, 2015
2019	2018	2017	2016

Net asset value, beginning of period	$ 10.58	$ 10.91	$ 11.01	$ 10.46	$ 10.26	$ 10.00

Income From Investment Operations

Net investment income(b)(c)	.17	.23	.27	.20	.24	.10

Net realized and unrealized gain on investment transactions	.25	.09	.28	.59	.09	.20	+

Contributions from Affiliates	– 0	–	– 0	–	– 0	–	– 0	–	.00	(d)	.00	(d)

Net increase in net asset value from operations	.42	.32	.55	.79	.33	.30

Less: Dividends and Distributions

Dividends from net investment income	(.24)	(.22)	(.26)	(.18)	(.13)	(.04)

Distributions from net realized gain on investment transactions	(.22)	(.43)	(.39)	(.06)	(.00	)(d)	– 0	–

Total dividends and distributions	(.46)	(.65)	(.65)	(.24)	(.13)	(.04)

Net asset value, end of period	$ 10.54	$ 10.58	$ 10.91	$ 11.01	$ 10.46	$ 10.26

Total Return

Total investment return based on net asset value(e)	3.91%	3.56%	5.02%	7.72%	3.33%	2.99%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$1,161	$1,162	$1,703	$2,224	$3,613	$168

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(f)‡	.38	%^	.36%	.37%	.40%	.40%	.42	%^

Expenses, before waivers/reimbursements(f)‡	1.11	%^	1.07%	1.16%	1.16%	1.31%	26.98	%^

Net investment income(c)	3.12	%^	2.15%	2.43%	1.90%	2.47%	1.50	%^

Portfolio turnover rate	33%	61%	93%	38%	83%	18%

‡ Expense ratios exclude the estimated acquired fund fees of the affiliated/unaffiliated underlying
portfolios	.50	%^	.57%	.57%	.59%	.60%	.59	%^

See footnote summary on page 261.

192 | AB MULTI-MANAGER SELECT RETIREMENT FUNDS	abfunds.com

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

AB Multi-Manager Select 2015 Fund
Class C
Six Months Ended January 31, 2020 (unaudited)	Year Ended July 31,	December 15, 2014(a) to July 31, 2015
2019	2018	2017	2016

Net asset value, beginning of period	$ 10.48	$ 10.82	$ 10.92	$ 10.40	$ 10.21	$ 10.00

Income From Investment Operations

Net investment income(b)(c)	.12	.15	.18	.14	.15	.06

Net realized and unrealized gain on investment transactions	.28	.10	.27	.57	.11	.19	+

Contributions from Affiliates	– 0	–	– 0	–	– 0	–	– 0	–	.00	(d)	.00	(d)

Net increase in net asset value from operations	.40	.25	.45	.71	.26	.25

Less: Dividends and Distributions

Dividends from net investment income	(.11)	(.16)	(.16)	(.13)	(.07)	(.04)

Distributions from net realized gain on investment transactions	(.22)	(.43)	(.39)	(.06)	(.00	)(d)	– 0	–

Total dividends and distributions	(.33)	(.59)	(.55)	(.19)	(.07)	(.04)

Net asset value, end of period	$ 10.55	$ 10.48	$ 10.82	$ 10.92	$ 10.40	$ 10.21

Total Return

Total investment return based on net asset value(e)	3.77%	2.81%	4.15%	6.92%	2.63%	2.45%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$338	$534	$578	$737	$717	$374

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(f)‡	.84	%^	1.11%	1.12%	1.15%	1.16%	1.17	%^

Expenses, before waivers/reimbursements(f)‡	1.57	%^	1.82%	1.91%	1.93%	2.52%	19.67	%^

Net investment income(c)	2.18	%^	1.40%	1.68%	1.31%	1.55%	.90	%^

Portfolio turnover rate	33%	61%	93%	38%	83%	18%

‡ Expense ratios exclude the estimated acquired fund fees of the affiliated/unaffiliated underlying
portfolios	.50	%^	.57%	.57%	.59%	.60%	.59	%^
See footnote summary on page 261.

abfunds.com	AB MULTI-MANAGER SELECT RETIREMENT FUNDS | 193

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

AB Multi-Manager Select 2015 Fund
Advisor Class
Six Months Ended January 31, 2020 (unaudited)	Year Ended July 31,	December 15, 2014(a) to July 31, 2015
2019	2018	2017	2016

Net asset value, beginning of period	$ 10.71	$ 11.06	$ 11.16	$ 10.63	$ 10.27	$ 10.00

Income From Investment Operations

Net investment income(b)(c)	.16	.26	.30	.25	.27	.12

Net realized and unrealized gain on investment transactions	.28	.10	.28	.58	.11	.19	+

Contributions from Affiliates	– 0	–	– 0	–	– 0	–	– 0	–	.00	(d)	.00	(d)

Net increase in net asset value from operations	.44	.36	.58	.83	.38	.31

Less: Dividends and Distributions

Dividends from net investment income	(.25)	(.28)	(.29)	(.24)	(.02)	(.04)

Distributions from net realized gain on investment transactions	(.22)	(.43)	(.39)	(.06)	(.00	)(d)	– 0	–

Total dividends and distributions	(.47)	(.71)	(.68)	(.30)	(.02)	(.04)

Net asset value, end of period	$ 10.68	$ 10.71	$ 11.06	$ 11.16	$ 10.63	$ 10.27

Total Return

Total investment return based on net asset value(e)	4.09%	3.91%	5.21%	7.98%	3.68%	3.11%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$1,961	$4,518	$70	$78	$70	$61

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(f)‡	.12	%^	.11%	.12%	.15%	.16%	.17	%^

Expenses, before waivers/reimbursements(f)‡	.84	%^	.84%	.91%	.94%	1.58%	26.67	%^

Net investment income(c)	2.89	%^	2.47%	2.67%	2.30%	2.68%	1.82	%^

Portfolio turnover rate	33%	61%	93%	38%	83%	18%

‡ Expense ratios exclude the estimated acquired fund fees of the affiliated/unaffiliated underlying
portfolios	.50	%^	.57%	.57%	.59%	.60%	.59	%^

See footnote summary on page 261.

194 | AB MULTI-MANAGER SELECT RETIREMENT FUNDS	abfunds.com

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

AB Multi-Manager Select 2015 Fund
Class R
Six Months Ended January 31, 2020 (unaudited)	Year Ended July 31,	December 15, 2014(a) to July 31, 2015
2019	2018	2017	2016

Net asset value, beginning of period	$ 10.33	$ 10.66	$ 10.77	$ 10.25	$ 10.07	$ 10.00

Income From Investment Operations

Net investment income(b)(c)	.18	.19	.24	.19	.21	.11

Net realized and unrealized gain on investment transactions	.21	.11	.27	.55	.10	.17	+

Contributions from Affiliates	– 0	–	– 0	–	– 0	–	– 0	–	.00	(d)	.00	(d)

Net increase in net asset value from operations	.39	.30	.51	.74	.31	.28

Less: Dividends and Distributions

Dividends from net investment income	(.21)	(.20)	(.23)	(.16)	(.13)	(.21)

Distributions from net realized gain on investment transactions	(.22)	(.43)	(.39)	(.06)	(.00	)(d)	– 0	–

Total dividends and distributions	(.43)	(.63)	(.62)	(.22)	(.13)	(.21)

Net asset value, end of period	$ 10.29	$ 10.33	$ 10.66	$ 10.77	$ 10.25	$ 10.07

Total Return

Total investment return based on net asset value(e)	3.79%	3.35%	4.73%	7.40%	3.10%	2.84%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$174	$317	$283	$399	$375	$247

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(f)‡	.52	%^	.61%	.62%	.65%	.66%	.67	%^

Expenses, before waivers/reimbursements(f)‡	1.39	%^	1.50%	1.53%	1.51%	1.95%	15.95	%^

Net investment income(c)	3.34	%^	1.89%	2.24%	1.81%	2.15%	1.74	%^

Portfolio turnover rate	33%	61%	93%	38%	83%	18%

‡ Expense ratios exclude the estimated acquired fund fees of the affiliated/unaffiliated underlying
portfolios	.50	%^	.57%	.57%	.59%	.60%	.59	%^

See footnote summary on page 261.

abfunds.com	AB MULTI-MANAGER SELECT RETIREMENT FUNDS | 195

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

AB Multi-Manager Select 2015 Fund
Class K
Six Months Ended January 31, 2020 (unaudited)	Year Ended July 31,	December 15, 2014(a) to July 31, 2015
2019	2018	2017	2016

Net asset value, beginning of period	$ 10.33	$ 10.68	$ 10.79	$ 10.28	$ 10.09	$ 10.00

Income From Investment Operations

Net investment income(b)(c)	.17	.22	.26	.21	.24	.08

Net realized and unrealized gain on investment transactions	.25	.09	.28	.56	.09	.22	+

Contributions from Affiliates	– 0	–	– 0	–	– 0	–	– 0	–	.00	(d)	.00	(d)

Net increase in net asset value from operations	.42	.31	.54	.77	.33	.30

Less: Dividends and Distributions

Dividends from net investment income	(.23)	(.23)	(.26)	(.20)	(.14)	(.21)

Distributions from net realized gain on investment transactions	(.22)	(.43)	(.39)	(.06)	(.00	)(d)	– 0	–

Total dividends and distributions	(.45)	(.66)	(.65)	(.26)	(.14)	(.21)

Net asset value, end of period	$ 10.30	$ 10.33	$ 10.68	$ 10.79	$ 10.28	$ 10.09

Total Return

Total investment return based on net asset value(e)	4.01%	3.53%	4.98%	7.68%	3.35%	3.06%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$33,337	$35,408	$41,025	$38,086	$41,604	$3,780

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(f)‡	.38	%^	.36%	.37%	.40%	.41%	.42	%^

Expenses, before waivers/reimbursements(f)‡	1.20	%^	1.18%	1.23%	1.22%	1.37%	10.55	%^

Net investment income(c)	3.11	%^	2.15%	2.40%	2.07%	2.48%	1.30	%^

Portfolio turnover rate	33%	61%	93%	38%	83%	18%

‡ Expense ratios exclude the estimated acquired fund fees of the affiliated/unaffiliated underlying
portfolios	.50	%^	.57%	.57%	.59%	.60%	.59	%^

See footnote summary on page 261.

196 | AB MULTI-MANAGER SELECT RETIREMENT FUNDS	abfunds.com

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

AB Multi-Manager Select 2015 Fund
Class I
Six Months Ended January 31, 2020 (unaudited)	Year Ended July 31,	December 15, 2014(a) to July 31, 2015
2019	2018	2017	2016

Net asset value, beginning of period	$ 10.33	$ 10.71	$ 10.81	$ 10.31	$ 10.10	$ 10.00

Income From Investment Operations

Net investment income(b)(c)	.18	.24	.25	.25	.30	.18

Net realized and unrealized gain on investment transactions	.25	.09	.31	.55	.06	.14	+

Contributions from Affiliates	– 0	–	– 0	–	– 0	–	– 0	–	.00	(d)	.00	(d)

Net increase in net asset value from operations	.43	.33	.56	.80	.36	.32

Less: Dividends and Distributions

Dividends from net investment income	(.26)	(.28)	(.27)	(.24)	(.15)	(.22)

Distributions from net realized gain on investment transactions	(.22)	(.43)	(.39)	(.06)	(.00	)(d)	– 0	–

Total dividends and distributions	(.48)	(.71)	(.66)	(.30)	(.15)	(.22)

Net asset value, end of period	$ 10.28	$ 10.33	$ 10.71	$ 10.81	$ 10.31	$ 10.10

Total Return

Total investment return based on net asset value(e)	4.17%	3.74%	5.25%	7.96%	3.60%	3.17%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$4,813	$4,625	$155	$534	$541	$969

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(f)‡	.13	%^	.11%	.12%	.15%	.16%	.17	%^

Expenses, before waivers/reimbursements(f)‡	.88	%^	.84%	.87%	.89%	1.74%	25.68	%^

Net investment income(c)	3.37	%^	2.42%	2.28%	2.43%	3.06%	2.91	%^

Portfolio turnover rate	33%	61%	93%	38%	83%	18%

‡ Expense ratios exclude the estimated acquired fund fees of the affiliated/unaffiliated underlying
portfolios	.50	%^	.57%	.57%	.59%	.60%	.59	%^

See footnote summary on page 261.

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FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

AB Multi-Manager Select 2015 Fund
Class Z
Six Months Ended January 31, 2020 (unaudited)	Year Ended July 31,	December 15, 2014(a) to July 31, 2015
2019	2018	2017	2016

Net asset value, beginning of period	$ 10.29	$ 10.67	$ 10.81	$ 10.31	$ 10.10	$ 10.00

Income From Investment Operations

Net investment income(b)(c)	.25	.19	.29	.24	.24	.18

Net realized and unrealized gain on investment transactions	.17	.14	.26	.56	.11	.14	+

Contributions from Affiliates	– 0	–	– 0	–	– 0	–	– 0	–	.00	(d)	.00	(d)

Net increase in net asset value from operations	.42	.33	.55	.80	.35	.32

Less: Dividends and Distributions

Dividends from net investment income	(.27)	(.28)	(.30)	(.24)	(.14)	(.22)

Distributions from net realized gain on investment transactions	(.22)	(.43)	(.39)	(.06)	(.00	)(d)	– 0	–

Total dividends and distributions	(.49)	(.71)	(.69)	(.30)	(.14)	(.22)

Net asset value, end of period	$ 10.22	$ 10.29	$ 10.67	$ 10.81	$ 10.31	$ 10.10

Total Return

Total investment return based on net asset value(e)	4.08%	3.77%	5.14%	8.02%	3.60%	3.17%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$519	$136	$12	$11	$11	$10

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(f)‡	.13	%^	.12%	.11%	.15%	.16%	.17	%^

Expenses, before waivers/reimbursements(f)‡	.81	%^	.79%	.81%	.80%	1.47%	25.70	%^

Net investment income(c)	4.74	%^	1.89%	2.68%	2.33%	2.49%	2.91	%^

Portfolio turnover rate	33%	61%	93%	38%	83%	18%

‡ Expense ratios exclude the estimated acquired fund fees of the affiliated/unaffiliated underlying
portfolios	.50	%^	.57%	.57%	.59%	.60%	.59	%^

See footnote summary on page 261.

198 | AB MULTI-MANAGER SELECT RETIREMENT FUNDS	abfunds.com

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

AB Multi-Manager Select 2020 Fund
Class A
Six Months Ended January 31, 2020 (unaudited)	Year Ended July 31,	December 15, 2014(a) to July 31, 2015
2019	2018	2017	2016

Net asset value, beginning of period	$ 10.70	$ 11.22	$ 11.15	$ 10.46	$ 10.28	$ 10.00

Income From Investment Operations

Net investment income(b)(c)	.17	.23	.27	.21	.23	.12

Net realized and unrealized gain on investment transactions	.27	.05	.37	.71	.09	.24	+

Contributions from Affiliates	– 0	–	– 0	–	– 0	–	– 0	–	.00	(d)	.00	(d)

Net increase in net asset value from operations	.44	.28	.64	.92	.32	.36

Less: Dividends and Distributions

Dividends from net investment income	(.24)	(.25)	(.25)	(.18)	(.13)	(.08)

Distributions from net realized gain on investment transactions	(.27)	(.55)	(.32)	(.05)	(.01)	– 0	–

Total dividends and distributions	(.51)	(.80)	(.57)	(.23)	(.14)	(.08)

Net asset value, end of period	$ 10.63	$ 10.70	$ 11.22	$ 11.15	$ 10.46	$ 10.28

Total Return

Total investment return based on net asset value(e)	4.08%	3.30%	5.74%	8.98%	3.19%	3.58%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$3,881	$4,162	$5,086	$5,239	$8,339	$521

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(f)‡	.38	%^	.38%	.39%	.44%	.45%	.46	%^

Expenses, before waivers/reimbursements(f)‡	.78	%^	.78%	.81%	.82%	1.00%	9.77	%^

Net investment income(c)	3.02	%^	2.18%	2.38%	1.94%	2.37%	2.00	%^

Portfolio turnover rate	36%	53%	84%	46%	81%	100%

‡ Expense ratios exclude the estimated acquired fund fees of the affiliated/unaffiliated underlying
portfolios	.51	%^	.55%	.57%	.61%	.62%	.62	%^

See footnote summary on page 261.

abfunds.com	AB MULTI-MANAGER SELECT RETIREMENT FUNDS | 199

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

AB Multi-Manager Select 2020 Fund
Class C
Six Months Ended January 31, 2020 (unaudited)	Year Ended July 31,	December 15, 2014(a) to July 31, 2015
2019	2018	2017	2016

Net asset value, beginning of period	$ 10.57	$ 11.09	$ 11.02	$ 10.36	$ 10.23	$ 10.00

Income From Investment Operations

Net investment income(b)(c)	.14	.15	.19	.13	.15	.06

Net realized and unrealized gain on investment transactions	.28	.05	.36	.70	.09	.24	+

Contributions from Affiliates	– 0	–	– 0	–	– 0	–	– 0	–	.00	(d)	.00	(d)

Net increase in net asset value from operations	.42	.20	.55	.83	.24	.30

Less: Dividends and Distributions

Dividends from net investment income	(.15)	(.17)	(.16)	(.12)	(.10)	(.07)

Distributions from net realized gain on investment transactions	(.27)	(.55)	(.32)	(.05)	(.01)	– 0	–

Total dividends and distributions	(.42)	(.72)	(.48)	(.17)	(.11)	(.07)

Net asset value, end of period	$ 10.57	$ 10.57	$ 11.09	$ 11.02	$ 10.36	$ 10.23

Total Return

Total investment return based on net asset value(e)	3.91%	2.51%	4.97%	8.17%	2.38%	3.04%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$725	$1,264	$1,271	$1,584	$1,286	$370

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(f)‡	.81	%^	1.13%	1.14%	1.19%	1.20%	1.21	%^

Expenses, before waivers/reimbursements(f)‡	1.21	%^	1.54%	1.56%	1.57%	1.82%	12.82	%^

Net investment income(c)	2.64	%^	1.39%	1.66%	1.23%	1.57%	.95	%^

Portfolio turnover rate	36%	53%	84%	46%	81%	100%

‡ Expense ratios exclude the estimated acquired fund fees of the affiliated/unaffiliated underlying
portfolios	.51	%^	.55%	.57%	.61%	.62%	.62	%^

See footnote summary on page 261.

200 | AB MULTI-MANAGER SELECT RETIREMENT FUNDS	abfunds.com

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

AB Multi-Manager Select 2020 Fund
Advisor Class
Six Months Ended January 31, 2020 (unaudited)	Year Ended July 31,	December 15, 2014(a) to July 31, 2015
2019	2018	2017	2016

Net asset value, beginning of period	$ 10.71	$ 11.24	$ 11.17	$ 10.50	$ 10.30	$ 10.00

Income From Investment Operations

Net investment income(b)(c)	.15	.26	.30	.25	.29	.18

Net realized and unrealized gain on investment transactions	.31	.05	.37	.70	.05	.20	+

Contributions from Affiliates	– 0	–	– 0	–	– 0	–	– 0	–	.00	(d)	.00	(d)

Net increase in net asset value from operations	.46	.31	.67	.95	.34	.38

Less: Dividends and Distributions

Dividends from net investment income	(.25)	(.29)	(.28)	(.23)	(.13)	(.08)

Distributions from net realized gain on investment transactions	(.27)	(.55)	(.32)	(.05)	(.01)	– 0	–

Total dividends and distributions	(.52)	(.84)	(.60)	(.28)	(.14)	(.08)

Net asset value, end of period	$ 10.65	$ 10.71	$ 11.24	$ 11.17	$ 10.50	$ 10.30

Total Return

Total investment return based on net asset value(e)	4.29%	3.59%	6.02%	9.23%	3.36%	3.80%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$1,860	$4,285	$226	$220	$179	$15

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(f)‡	.13	%^	.13%	.14%	.19%	.20%	.21	%^

Expenses, before waivers/reimbursements(f)‡	.53	%^	.54%	.56%	.57%	.69%	25.25	%^

Net investment income(c)	2.80	%^	2.42%	2.67%	2.32%	2.96%	2.74	%^

Portfolio turnover rate	36%	53%	84%	46%	81%	100%

‡ Expense ratios exclude the estimated acquired fund fees of the affiliated/unaffiliated underlying
portfolios	.51	%^	.55%	.57%	.61%	.62%	.62	%^

See footnote summary on page 261.

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FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

AB Multi-Manager Select 2020 Fund
Class R
Six Months Ended January 31, 2020 (unaudited)	Year Ended July 31,	December 15, 2014(a) to July 31, 2015
2019	2018	2017	2016

Net asset value, beginning of period	$ 10.42	$ 10.97	$ 10.92	$ 10.23	$ 10.09	$ 10.00

Income From Investment Operations

Net investment income(b)(c)	.16	.21	.24	.19	.22	.12

Net realized and unrealized gain on investment transactions	.26	.04	.36	.69	.06	.22	+

Contributions from Affiliates	– 0	–	– 0	–	– 0	–	– 0	–	.00	(d)	.00	(d)

Net increase in net asset value from operations	.42	.25	.60	.88	.28	.34

Less: Dividends and Distributions

Dividends from net investment income	(.21)	(.25)	(.23)	(.14)	(.13)	(.25)

Distributions from net realized gain on investment transactions	(.27)	(.55)	(.32)	(.05)	(.01)	– 0	–

Total dividends and distributions	(.48)	(.80)	(.55)	(.19)	(.14)	(.25)

Net asset value, end of period	$ 10.36	$ 10.42	$ 10.97	$ 10.92	$ 10.23	$ 10.09

Total Return

Total investment return based on net asset value(e)	4.03%	3.02%	5.48%	8.78%	2.84%	3.43%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$6,045	$5,702	$2,881	$2,052	$2,328	$296

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(f)‡	.52	%^	.63%	.64%	.69%	.70%	.71	%^

Expenses, before waivers/reimbursements(f)‡	1.06	%^	1.17%	1.22%	1.17%	1.36%	8.32	%^

Net investment income(c)	2.98	%^	2.02%	2.20%	1.79%	2.25%	1.93	%^

Portfolio turnover rate	36%	53%	84%	46%	81%	100%

‡ Expense ratios exclude the estimated acquired fund fees of the affiliated/unaffiliated underlying
portfolios	.51	%^	.55%	.57%	.61%	.62%	.62	%^

See footnote summary on page 261.

202 | AB MULTI-MANAGER SELECT RETIREMENT FUNDS	abfunds.com

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

AB Multi-Manager Select 2020 Fund
Class K
Six Months Ended January 31, 2020 (unaudited)	Year Ended July 31,	December 15, 2014(a) to July 31, 2015
2019	2018	2017	2016

Net asset value, beginning of period	$ 10.48	$ 11.00	$ 10.94	$ 10.27	$ 10.11	$ 10.00

Income From Investment Operations

Net investment income(b)(c)	.17	.22	.27	.21	.23	.10

Net realized and unrealized gain on investment transactions	.27	.06	.35	.70	.07	.26	+

Contributions from Affiliates	– 0	–	– 0	–	– 0	–	– 0	–	.00	(d)	.00	(d)

Net increase in net asset value from operations	.44	.28	.62	.91	.30	.36

Less: Dividends and Distributions

Dividends from net investment income	(.24)	(.25)	(.24)	(.19)	(.13)	(.25)

Distributions from net realized gain on investment transactions	(.27)	(.55)	(.32)	(.05)	(.01)	– 0	–

Total dividends and distributions	(.51)	(.80)	(.56)	(.24)	(.14)	(.25)

Net asset value, end of period	$ 10.41	$ 10.48	$ 11.00	$ 10.94	$ 10.27	$ 10.11

Total Return

Total investment return based on net asset value(e)	4.12%	3.29%	5.74%	9.07%	3.08%	3.65%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$86,791	$85,559	$91,754	$82,263	$72,587	$6,854

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(f)‡	.38	%^	.38%	.39%	.44%	.45%	.46	%^

Expenses, before waivers/reimbursements(f)‡	.86	%^	.88%	.91%	.90%	1.04%	5.40	%^

Net investment income(c)	3.11	%^	2.14%	2.41%	2.02%	2.40%	1.68	%^

Portfolio turnover rate	36%	53%	84%	46%	81%	100%

‡ Expense ratios exclude the estimated acquired fund fees of the affiliated/unaffiliated underlying
portfolios	.51	%^	.55%	.57%	.61%	.62%	.62	%^

See footnote summary on page 261.

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FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

AB Multi-Manager Select 2020 Fund
Class I
Six Months Ended January 31, 2020 (unaudited)	Year Ended July 31,	December 15, 2014(a) to July 31, 2015
2019	2018	2017	2016

Net asset value, beginning of period	$ 10.76	$ 11.29	$ 10.96	$ 10.30	$ 10.12	$ 10.00

Income From Investment Operations

Net investment income(b)(c)	.19	.25	.12	.24	.28	.19

Net realized and unrealized gain on investment transactions	.27	.06	.53	.69	.05	.18	+

Contributions from Affiliates	– 0	–	– 0	–	– 0	–	– 0	–	.00	(d)	.00	(d)

Net increase in net asset value from operations	.46	.31	.65	.93	.33	.37

Less: Dividends and Distributions

Dividends from net investment income	(.27)	(.29)	– 0	–	(.22)	(.14)	(.25)

Distributions from net realized gain on investment transactions	(.27)	(.55)	(.32)	(.05)	(.01)	– 0	–

Total dividends and distributions	(.54)	(.84)	(.32)	(.27)	(.15)	(.25)

Net asset value, end of period	$ 10.68	$ 10.76	$ 11.29	$ 10.96	$ 10.30	$ 10.12

Total Return

Total investment return based on net asset value(e)	4.24%	3.54%	5.91%	9.29%	3.34%	3.76%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$172	$162	$50	$2,182	$2,376	$975

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(f)‡	.13	%^	.13%	.18%	.19%	.20%	.21	%^

Expenses, before waivers/reimbursements(f)‡	.53	%^	.56%	.46%	.59%	.80%	24.45	%^

Net investment income(c)	3.38	%^	2.41%	1.03%	2.33%	2.89%	2.98	%^

Portfolio turnover rate	36%	53%	84%	46%	81%	100%

‡ Expense ratios exclude the estimated acquired fund fees of the affiliated/unaffiliated underlying
portfolios	.51	%^	.55%	.57%	.61%	.62%	.62	%^

See footnote summary on page 261.

204 | AB MULTI-MANAGER SELECT RETIREMENT FUNDS	abfunds.com

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

AB Multi-Manager Select 2020 Fund
Class Z
Six Months Ended January 31, 2020 (unaudited)	Year Ended July 31,	December 15, 2014(a) to July 31, 2015
2019	2018	2017	2016

Net asset value, beginning of period	$ 10.46	$ 11.00	$ 10.95	$ 10.30	$ 10.12	$ 10.00

Income From Investment Operations

Net investment income(b)(c)	.24	.25	.24	.24	.24	.19

Net realized and unrealized gain on investment transactions	.21	.06	.42	.69	.09	.18	+

Contributions from Affiliates	– 0	–	– 0	–	– 0	–	– 0	–	.00	(d)	.00	(d)

Net increase in net asset value from operations	.45	.31	.66	.93	.33	.37

Less: Dividends and Distributions

Dividends from net investment income	(.28)	(.30)	(.29)	(.23)	(.14)	(.25)

Distributions from net realized gain on investment transactions	(.27)	(.55)	(.32)	(.05)	(.01)	– 0	–

Total dividends and distributions	(.55)	(.85)	(.61)	(.28)	(.15)	(.25)

Net asset value, end of period	$ 10.36	$ 10.46	$ 11.00	$ 10.95	$ 10.30	$ 10.12

Total Return

Total investment return based on net asset value(e)	4.30%	3.61%	6.05%	9.27%	3.32%	3.76%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$2,892	$781	$157	$11	$11	$10

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(f)‡	.14	%^	.13%	.12%	.19%	.20%	.21	%^

Expenses, before waivers/reimbursements(f)‡	.44	%^	.46%	.49%	.49%	.97%	24.49	%^

Net investment income(c)	4.44	%^	2.46%	2.24%	2.32%	2.42%	2.99	%^

Portfolio turnover rate	36%	53%	84%	46%	81%	100%

‡ Expense ratios exclude the estimated acquired fund fees of the affiliated/unaffiliated underlying
portfolios	.51	%^	.55%	.57%	.61%	.62%	.62	%^

See footnote summary on page 261.

abfunds.com	AB MULTI-MANAGER SELECT RETIREMENT FUNDS | 205

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

AB Multi-Manager Select 2025 Fund
Class A
Six Months Ended January 31, 2020 (unaudited)	Year Ended July 31,	December 15, 2014(a) to July 31, 2015
2019	2018	2017	2016

Net asset value, beginning of period	$ 10.92	$ 11.60	$ 11.32	$ 10.45	$ 10.33	$ 10.00

Income From Investment Operations

Net investment income(b)(c)	.17	.24	.28	.19	.24	.11

Net realized and unrealized gain (loss) on investment transactions	.34	(.01	)+	.51	.91	.03	.33	+

Contributions from Affiliates	– 0	–	– 0	–	– 0	–	– 0	–	.00	(d)	.00	(d)

Net increase in net asset value from operations	.51	.23	.79	1.10	.27	.44

Less: Dividends and Distributions

Dividends from net investment income	(.25)	(.25)	(.26)	(.15)	(.15)	(.11)

Distributions from net realized gain on investment transactions	(.31)	(.66)	(.25)	(.08)	(.00	)(d)	– 0	–

Total dividends and distributions	(.56)	(.91)	(.51)	(.23)	(.15)	(.11)

Net asset value, end of period	$ 10.87	$ 10.92	$ 11.60	$ 11.32	$ 10.45	$ 10.33

Total Return

Total investment return based on net asset value(e)	4.59%	2.87%	6.99%	10.74%	2.65%	4.43%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$4,289	$4,671	$5,525	$4,804	$8,857	$174

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(f)‡	.37	%^	.37%	.39%	.43%	.44%	.45	%^

Expenses, before waivers/reimbursements(f)‡	.71	%^	.69%	.72%	.75%	.83%	13.53	%^

Net investment income(c)	3.11	%^	2.25%	2.40%	1.77%	2.39%	1.73	%^

Portfolio turnover rate	38%	53%	80%	41%	75%	22%

‡ Expense ratios exclude the estimated acquired fund fees of the affiliated/unaffiliated underlying
portfolios	.52	%^	.54%	.56%	.64%	.62%	.60	%^

See footnote summary on page 261.

206 | AB MULTI-MANAGER SELECT RETIREMENT FUNDS	abfunds.com

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

AB Multi-Manager Select 2025 Fund
Class C
Six Months Ended January 31, 2020 (unaudited)	Year Ended July 31,	December 15, 2014(a) to July 31, 2015
2019	2018	2017	2016

Net asset value, beginning of period	$ 10.83	$ 11.48	$ 11.19	$ 10.38	$ 10.29	$ 10.00

Income From Investment Operations

Net investment income(b)(c)	.14	.15	.19	.15	.14	.05

Net realized and unrealized gain (loss) on investment transactions	.34	(.00	)(d)+	.51	.86	.06	.35	+

Contributions from Affiliates	– 0	–	– 0	–	– 0	–	– 0	–	.00	(d)	.00	(d)

Net increase in net asset value from operations	.48	.15	.70	1.01	.20	.40

Less: Dividends and Distributions

Dividends from net investment income	(.16)	(.14)	(.16)	(.12)	(.11)	(.11)

Distributions from net realized gain on investment transactions	(.31)	(.66)	(.25)	(.08)	(.00	)(d)	– 0	–

Total dividends and distributions	(.47)	(.80)	(.41)	(.20)	(.11)	(.11)

Net asset value, end of period	$ 10.84	$ 10.83	$ 11.48	$ 11.19	$ 10.38	$ 10.29

Total Return

Total investment return based on net asset value(e)	4.38%	2.08%	6.26%	9.87%	1.97%	3.99%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$530	$649	$714	$629	$818	$138

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(f)‡	.81	%^	1.12%	1.14%	1.18%	1.19%	1.20	%^

Expenses, before waivers/reimbursements(f)‡	1.15	%^	1.45%	1.48%	1.53%	1.68%	15.69	%^

Net investment income(c)	2.47	%^	1.41%	1.68%	1.40%	1.38%	.72	%^

Portfolio turnover rate	38%	53%	80%	41%	75%	22%

‡ Expense ratios exclude the estimated acquired fund fees of the affiliated/unaffiliated underlying
portfolios	.52	%^	.54%	.56%	.64%	.62%	.60	%^

See footnote summary on page 261.

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FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

AB Multi-Manager Select 2025 Fund
Advisor Class
Six Months Ended January 31, 2020 (unaudited)	Year Ended July 31,	December 15, 2014(a) to July 31, 2015
2019	2018	2017	2016

Net asset value, beginning of period	$ 10.93	$ 11.63	$ 11.34	$ 10.51	$ 10.35	$ 10.00

Income From Investment Operations

Net investment income(b)(c)	.17	.27	.31	.25	.25	.11

Net realized and unrealized gain (loss) on investment transactions	.36	(.02	)+	.51	.87	.05	.35	+

Contributions from Affiliates	– 0	–	– 0	–	– 0	–	– 0	–	.00	(d)	.00	(d)

Net increase in net asset value from operations	.53	.25	.82	1.12	.30	.46

Less: Dividends and Distributions

Dividends from net investment income	(.27)	(.29)	(.28)	(.21)	(.14)	(.11)

Distributions from net realized gain on investment transactions	(.31)	(.66)	(.25)	(.08)	(.00	)(d)	– 0	–

Total dividends and distributions	(.58)	(.95)	(.53)	(.29)	(.14)	(.11)

Net asset value, end of period	$ 10.88	$ 10.93	$ 11.63	$ 11.34	$ 10.51	$ 10.35

Total Return

Total investment return based on net asset value(e)	4.78%	3.07%	7.31%	10.95%	2.97%	4.65%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$4,051	$6,935	$1,053	$861	$708	$534

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(f)‡	.12	%^	.12%	.14%	.18%	.19%	.20	%^

Expenses, before waivers/reimbursements(f)‡	.45	%^	.44%	.47%	.52%	.79%	13.26	%^

Net investment income(c)	2.94	%^	2.54%	2.65%	2.32%	2.51%	1.71	%^

Portfolio turnover rate	38%	53%	80%	41%	75%	22%

‡ Expense ratios exclude the estimated acquired fund fees of the affiliated/unaffiliated underlying
portfolios	.52	%^	.54%	.56%	.64%	.62%	.60	%^

See footnote summary on page 261.

208 | AB MULTI-MANAGER SELECT RETIREMENT FUNDS	abfunds.com

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

AB Multi-Manager Select 2025 Fund
Class R
Six Months Ended January 31, 2020 (unaudited)	Year Ended July 31,	December 15, 2014(a) to July 31, 2015
2019	2018	2017	2016

Net asset value, beginning of period	$ 10.58	$ 11.31	$ 11.05	$ 10.24	$ 10.14	$ 10.00

Income From Investment Operations

Net investment income(b)(c)	.16	.25	.26	.19	.20	.12

Net realized and unrealized gain (loss) on investment transactions	.33	(.06	)+	.48	.85	.04	.31	+

Contributions from Affiliates	– 0	–	– 0	–	– 0	–	– 0	–	.00	(d)	.00	(d)

Net increase in net asset value from operations	.49	.19	.74	1.04	.24	.43

Less: Dividends and Distributions

Dividends from net investment income	(.22)	(.26)	(.23)	(.15)	(.14)	(.29)

Distributions from net realized gain on investment transactions	(.31)	(.66)	(.25)	(.08)	(.00	)(d)	– 0	–

Total dividends and distributions	(.53)	(.92)	(.48)	(.23)	(.14)	(.29)

Net asset value, end of period	$ 10.54	$ 10.58	$ 11.31	$ 11.05	$ 10.24	$ 10.14

Total Return

Total investment return based on net asset value(e)	4.55%	2.60%	6.76%	10.35%	2.44%	4.28%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$8,504	$7,763	$2,636	$2,852	$2,802	$482

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(f)‡	.51	%^	.62%	.65%	.68%	.69%	.70	%^

Expenses, before waivers/reimbursements(f)‡	.99	%^	1.08%	1.11%	1.03%	1.01%	7.14	%^

Net investment income(c)	3.02	%^	2.40%	2.32%	1.84%	2.10%	1.98	%^

Portfolio turnover rate	38%	53%	80%	41%	75%	22%

‡ Expense ratios exclude the estimated acquired fund fees of the affiliated/unaffiliated underlying
portfolios	.52	%^	.54%	.56%	.64%	.62%	.60	%^

See footnote summary on page 261.

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FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

AB Multi-Manager Select 2025 Fund
Class K
Six Months Ended January 31, 2020 (unaudited)	Year Ended July 31,	December 15, 2014(a) to July 31, 2015
2019	2018	2017	2016

Net asset value, beginning of period	$ 10.68	$ 11.36	$ 11.09	$ 10.28	$ 10.16	$ 10.00

Income From Investment Operations

Net investment income(b)(c)	.17	.23	.28	.21	.22	.09

Net realized and unrealized gain (loss) on investment transactions	.33	(.01	)+	.49	.86	.05	.36	+

Contributions from Affiliates	– 0	–	– 0	–	– 0	–	– 0	–	.00	(d)	.00	(d)

Net increase in net asset value from operations	.50	.22	.77	1.07	.27	.45

Less: Dividends and Distributions

Dividends from net investment income	(.24)	(.24)	(.25)	(.18)	(.15)	(.29)

Distributions from net realized gain on investment transactions	(.31)	(.66)	(.25)	(.08)	(.00	)(d)	– 0	–

Total dividends and distributions	(.55)	(.90)	(.50)	(.26)	(.15)	(.29)

Net asset value, end of period	$ 10.63	$ 10.68	$ 11.36	$ 11.09	$ 10.28	$ 10.16

Total Return

Total investment return based on net asset value(e)	4.64%	2.86%	7.01%	10.66%	2.71%	4.50%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$131,181	$130,923	$141,801	$120,243	$106,535	$10,497

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(f)‡	.37	%^	.37%	.40%	.43%	.44%	.45	%^

Expenses, before waivers/reimbursements(f)‡	.79	%^	.79%	.81%	.81%	.92%	5.97	%^

Net investment income(c)	3.15	%^	2.19%	2.45%	2.04%	2.26%	1.46	%^

Portfolio turnover rate	38%	53%	80%	41%	75%	22%

‡ Expense ratios exclude the estimated acquired fund fees of the affiliated/unaffiliated underlying
portfolios	.52	%^	.54%	.56%	.64%	.62%	.60	%^
See footnote summary on page 261.

210 | AB MULTI-MANAGER SELECT RETIREMENT FUNDS	abfunds.com

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

AB Multi-Manager Select 2025 Fund
Class I
Six Months Ended January 31, 2020 (unaudited)	Year Ended July 31,	December 15, 2014(a) to July 31, 2015
2019	2018	2017	2016

Net asset value, beginning of period	$ 10.71	$ 11.41	$ 11.12	$ 10.31	$ 10.17	$ 10.00

Income From Investment Operations

Net investment income(b)(c)	.19	.26	.26	.24	.27	.19

Net realized and unrealized gain (loss) on investment transactions	.32	(.02	)+	.54	.86	.02	.27	+

Contributions from Affiliates	– 0	–	– 0	–	– 0	–	– 0	–	.00	(d)	.00	(d)

Net increase in net asset value from operations	.51	.24	.80	1.10	.29	.46

Less: Dividends and Distributions

Dividends from net investment income	(.28)	(.28)	(.26)	(.21)	(.15)	(.29)

Distributions from net realized gain on investment transactions	(.31)	(.66)	(.25)	(.08)	(.00	)(d)	– 0	–

Total dividends and distributions	(.59)	(.94)	(.51)	(.29)	(.15)	(.29)

Net asset value, end of period	$ 10.63	$ 10.71	$ 11.41	$ 11.12	$ 10.31	$ 10.17

Total Return

Total investment return based on net asset value(e)	4.69%	3.07%	7.27%	10.98%	2.96%	4.62%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$1,621	$1,458	$831	$3,217	$2,421	$984

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(f)‡	.12	%^	.12%	.15%	.18%	.19%	.20	%^

Expenses, before waivers/reimbursements(f)‡	.46	%^	.46%	.45%	.49%	.65%	22.66	%^

Net investment income(c)	3.41	%^	2.44%	2.21%	2.25%	2.77%	3.04	%^

Portfolio turnover rate	38%	53%	80%	41%	75%	22%

‡ Expense ratios exclude the estimated acquired fund fees of the affiliated/unaffiliated underlying
portfolios	.52	%^	.54%	.56%	.64%	.62%	.60	%^

See footnote summary on page 261.

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FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

AB Multi-Manager Select 2025 Fund
Class Z
Six Months Ended January 31, 2020 (unaudited)	Year Ended July 31,	December 15, 2014(a) to July 31, 2015
2019	2018	2017	2016

Net asset value, beginning of period	$ 10.67	$ 11.37	$ 11.11	$ 10.31	$ 10.17	$ 10.00

Income From Investment Operations

Net investment income(b)(c)	.22	.26	.28	.27	.23	.19

Net realized and unrealized gain (loss) on investment transactions	.28	(.01	)+	.52	.83	.06	.27	+

Contributions from Affiliates	– 0	–	– 0	–	– 0	–	– 0	–	.00	(d)	.00	(d)

Net increase in net asset value from operations	.50	.25	.80	1.10	.29	.46

Less: Dividends and Distributions

Dividends from net investment income	(.29)	(.29)	(.29)	(.22)	(.15)	(.29)

Distributions from net realized gain on investment transactions	(.31)	(.66)	(.25)	(.08)	(.00	)(d)	– 0	–

Total dividends and distributions	(.60)	(.95)	(.54)	(.30)	(.15)	(.29)

Net asset value, end of period	$ 10.57	$ 10.67	$ 11.37	$ 11.11	$ 10.31	$ 10.17

Total Return

Total investment return based on net asset value(e)	4.63%	3.18%	7.30%	10.97%	2.95%	4.62%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$5,966	$314	$111	$38	$11	$10

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(f)‡	.12	%^	.12%	.14%	.18%	.19%	.20	%^

Expenses, before waivers/reimbursements(f)‡	.36	%^	.36%	.39%	.41%	.78%	22.69	%^

Net investment income(c)	4.05	%^	2.55%	2.45%	2.53%	2.32%	3.04	%^

Portfolio turnover rate	38%	53%	80%	41%	75%	22%

‡ Expense ratios exclude the estimated acquired fund fees of the affiliated/unaffiliated underlying
portfolios	.52	%^	.54%	.56%	.64%	.62%	.60	%^

See footnote summary on page 261.

212 | AB MULTI-MANAGER SELECT RETIREMENT FUNDS	abfunds.com

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

AB Multi-Manager Select 2030 Fund
Class A
Six Months Ended January 31, 2020 (unaudited)	Year Ended July 31,	December 15, 2014(a) to July 31, 2015
2019	2018	2017	2016

Net asset value, beginning of period	$ 11.18	$ 11.86	$ 11.56	$ 10.50	$ 10.39	$ 10.00

Income From Investment Operations

Net investment income(b)(c)	.17	.23	.27	.19	.21	.08

Net realized and unrealized gain (loss) on investment transactions	.36	(.05	)+	.64	1.11	.04	.47

Contributions from Affiliates	– 0	–	– 0	–	– 0	–	– 0	–	.00	(d)	.00	(d)

Net increase in net asset value from operations	.53	.18	.91	1.30	.25	.55

Less: Dividends and Distributions

Dividends from net investment income	(.24)	(.24)	(.25)	(.15)	(.13)	(.16)

Distributions from net realized gain on investment transactions	(.33)	(.62)	(.36)	(.09)	(.01)	– 0	–

Total dividends and distributions	(.57)	(.86)	(.61)	(.24)	(.14)	(.16)

Net asset value, end of period	$ 11.14	$ 11.18	$ 11.86	$ 11.56	$ 10.50	$ 10.39

Total Return

Total investment return based on net asset value(e)	4.71%	2.44%	7.99%	12.65%	2.52%	5.49%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$6,509	$7,565	$7,179	$5,956	$8,554	$317

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(f)‡	.38	%^	.39%	.42%	.48%	.48%	.49	%^

Expenses, before waivers/reimbursements(f)‡	.70	%^	.72%	.75%	.83%	.97%	18.85	%^

Net investment income(c)	2.97	%^	2.08%	2.27%	1.75%	2.14%	1.18	%^

Portfolio turnover rate	41%	52%	73%	48%	72%	35%

‡ Expense ratios exclude the estimated acquired fund fees of the affiliated/unaffiliated underlying
portfolios	.48	%^	.51%	.53%	.63%	.62%	.64	%^

See footnote summary on page 261.

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FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

AB Multi-Manager Select 2030 Fund
Class C
Six Months Ended January 31, 2020 (unaudited)	Year Ended July 31,	December 15, 2014(a) to July 31, 2015
2019	2018	2017	2016

Net asset value, beginning of period	$ 11.02	$ 11.74	$ 11.43	$ 10.42	$ 10.35	$ 10.00

Income From Investment Operations

Net investment income(b)(c)	.15	.16	.16	.13	.12	.12

Net realized and unrealized gain (loss) on investment transactions	.36	(.06	)+	.65	1.08	.07	.38

Contributions from Affiliates	– 0	–	– 0	–	– 0	–	– 0	–	.00	(d)	.00	(d)

Net increase in net asset value from operations	.51	.10	.81	1.21	.19	.50

Less: Dividends and Distributions

Dividends from net investment income	(.16)	(.20)	(.14)	(.11)	(.11)	(.15)

Distributions from net realized gain on investment transactions	(.33)	(.62)	(.36)	(.09)	(.01)	– 0	–

Total dividends and distributions	(.49)	(.82)	(.50)	(.20)	(.12)	(.15)

Net asset value, end of period	$ 11.04	$ 11.02	$ 11.74	$ 11.43	$ 10.42	$ 10.35

Total Return

Total investment return based on net asset value(e)	4.55%	1.72%	7.10%	11.86%	1.86%	5.04%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$1,456	$1,831	$1,212	$951	$911	$20

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(f)‡	.82	%^	1.13%	1.18%	1.23%	1.23%	1.24	%^

Expenses, before waivers/reimbursements(f)‡	1.14	%^	1.48%	1.51%	1.59%	1.83%	25.83	%^

Net investment income(c)	2.58	%^	1.46%	1.41%	1.20%	1.17%	1.88	%^

Portfolio turnover rate	41%	52%	73%	48%	72%	35%

‡ Expense ratios exclude the estimated acquired fund fees of the affiliated/unaffiliated underlying
portfolios	.48	%^	.51%	.53%	.63%	.62%	.64	%^

See footnote summary on page 261.

214 | AB MULTI-MANAGER SELECT RETIREMENT FUNDS	abfunds.com

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

AB Multi-Manager Select 2030 Fund
Advisor Class
Six Months Ended January 31, 2020 (unaudited)	Year Ended July 31,	December 15, 2014(a) to July 31, 2015
2019	2018	2017	2016

Net asset value, beginning of period	$ 11.19	$ 11.89	$ 11.59	$ 10.55	$ 10.41	$ 10.00

Income From Investment Operations

Net investment income(b)(c)	.16	.27	.30	.24	.25	.12

Net realized and unrealized gain (loss) on investment transactions	.40	(.07	)+	.64	1.09	.04	.45

Contributions from Affiliates	– 0	–	– 0	–	– 0	–	– 0	–	.00	(d)	.00	(d)

Net increase in net asset value from operations	.56	.20	.94	1.33	.29	.57

Less: Dividends and Distributions

Dividends from net investment income	(.27)	(.28)	(.28)	(.20)	(.14)	(.16)

Distributions from net realized gain on investment transactions	(.33)	(.62)	(.36)	(.09)	(.01)	– 0	–

Total dividends and distributions	(.60)	(.90)	(.64)	(.29)	(.15)	(.16)

Net asset value, end of period	$ 11.15	$ 11.19	$ 11.89	$ 11.59	$ 10.55	$ 10.41

Total Return

Total investment return based on net asset value(e)	4.92%	2.67%	8.21%	12.95%	2.82%	5.71%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$4,029	$8,129	$1,052	$924	$702	$50

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(f)‡	.13	%^	.13%	.17%	.23%	.23%	.24	%^

Expenses, before waivers/reimbursements(f)‡	.45	%^	.47%	.50%	.58%	.70%	18.70	%^

Net investment income(c)	2.79	%^	2.50%	2.56%	2.25%	2.54%	1.82	%^

Portfolio turnover rate	41%	52%	73%	48%	72%	35%

‡ Expense ratios exclude the estimated acquired fund fees of the affiliated/unaffiliated underlying
portfolios	.48	%^	.51%	.53%	.63%	.62%	.64	%^

See footnote summary on page 261.

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FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

AB Multi-Manager Select 2030 Fund
Class R
Six Months Ended January 31, 2020 (unaudited)	Year Ended July 31,	December 15, 2014(a) to July 31, 2015
2019	2018	2017	2016

Net asset value, beginning of period	$ 10.86	$ 11.58	$ 11.31	$ 10.29	$ 10.20	$ 10.00

Income From Investment Operations

Net investment income(b)(c)	.17	.23	.26	.20	.18	.10

Net realized and unrealized gain (loss) on investment transactions	.35	(.09	)+	.60	1.04	.05	.43

Contributions from Affiliates	– 0	–	– 0	–	– 0	–	– 0	–	.00	(d)	.00	(d)

Net increase in net asset value from operations	.52	.14	.86	1.24	.23	.53

Less: Dividends and Distributions

Dividends from net investment income	(.21)	(.24)	(.23)	(.13)	(.13)	(.33)

Distributions from net realized gain on investment transactions	(.33)	(.62)	(.36)	(.09)	(.01)	– 0	–

Total dividends and distributions	(.54)	(.86)	(.59)	(.22)	(.14)	(.33)

Net asset value, end of period	$ 10.84	$ 10.86	$ 11.58	$ 11.31	$ 10.29	$ 10.20

Total Return

Total investment return based on net asset value(e)	4.73%	2.08%	7.71%	12.29%	2.32%	5.35%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$3,252	$2,953	$1,819	$1,300	$1,866	$380

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(f)‡	.52	%^	.63%	.67%	.73%	.73%	.74	%^

Expenses, before waivers/reimbursements(f)‡	.99	%^	1.14%	1.16%	1.15%	1.40%	8.24	%^

Net investment income(c)	3.00	%^	2.20%	2.22%	1.89%	1.89%	1.70	%^

Portfolio turnover rate	41%	52%	73%	48%	72%	35%

‡ Expense ratios exclude the estimated acquired fund fees of the affiliated/unaffiliated underlying
portfolios	.48	%^	.51%	.53%	.63%	.62%	.64	%^

See footnote summary on page 261.

216 | AB MULTI-MANAGER SELECT RETIREMENT FUNDS	abfunds.com

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

AB Multi-Manager Select 2030 Fund
Class K
Six Months Ended January 31, 2020 (unaudited)	Year Ended July 31,	December 15, 2014(a) to July 31, 2015
2019	2018	2017	2016

Net asset value, beginning of period	$ 10.93	$ 11.61	$ 11.33	$ 10.32	$ 10.21	$ 10.00

Income From Investment Operations

Net investment income(b)(c)	.17	.24	.27	.21	.20	.08

Net realized and unrealized gain (loss) on investment transactions	.36	(.06	)+	.62	1.06	.06	.46

Contributions from Affiliates	– 0	–	– 0	–	– 0	–	– 0	–	.00	(d)	.00	(d)

Net increase in net asset value from operations	.53	.18	.89	1.27	.26	.54

Less: Dividends and Distributions

Dividends from net investment income	(.24)	(.24)	(.25)	(.17)	(.14)	(.33)

Distributions from net realized gain on investment transactions	(.33)	(.62)	(.36)	(.09)	(.01)	– 0	–

Total dividends and distributions	(.57)	(.86)	(.61)	(.26)	(.15)	(.33)

Net asset value, end of period	$ 10.89	$ 10.93	$ 11.61	$ 11.33	$ 10.32	$ 10.21

Total Return

Total investment return based on net asset value(e)	4.77%	2.46%	7.92%	12.61%	2.60%	5.47%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$113,673	$112,863	$111,934	$88,325	$70,952	$7,785

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(f)‡	.38	%^	.39%	.42%	.48%	.48%	.49	%^

Expenses, before waivers/reimbursements(f)‡	.79	%^	.82%	.86%	.89%	1.06%	7.09	%^

Net investment income(c)	3.10	%^	2.18%	2.34%	1.94%	2.08%	1.28	%^

Portfolio turnover rate	41%	52%	73%	48%	72%	35%

‡ Expense ratios exclude the estimated acquired fund fees of the affiliated/unaffiliated underlying
portfolios	.48	%^	.51%	.53%	.63%	.62%	.64	%^

See footnote summary on page 261.

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FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

AB Multi-Manager Select 2030 Fund
Class I
Six Months Ended January 31, 2020 (unaudited)	Year Ended July 31,	December 15, 2014(a) to July 31, 2015
2019	2018	2017	2016

Net asset value, beginning of period	$ 10.96	$ 11.66	$ 11.36	$ 10.35	$ 10.23	$ 10.00

Income From Investment Operations

Net investment income(b)(c)	.19	.27	.27	.24	.24	.18

Net realized and unrealized gain (loss) on investment transactions	.36	(.08	)+	.66	1.07	.03	.38

Contributions from Affiliates	– 0	–	– 0	–	– 0	–	– 0	–	.00	(d)	.00	(d)

Net increase in net asset value from operations	.55	.19	.93	1.31	.27	.56

Less: Dividends and Distributions

Dividends from net investment income	(.27)	(.27)	(.27)	(.21)	(.14)	(.33)

Distributions from net realized gain on investment transactions	(.33)	(.62)	(.36)	(.09)	(.01)	– 0	–

Total dividends and distributions	(.60)	(.89)	(.63)	(.30)	(.15)	(.33)

Net asset value, end of period	$ 10.91	$ 10.96	$ 11.66	$ 11.36	$ 10.35	$ 10.23

Total Return

Total investment return based on net asset value(e)	4.98%	2.63%	8.27%	12.94%	2.75%	5.69%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$1,428	$1,278	$1,798	$4,288	$2,682	$994

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(f)‡	.13	%^	.14%	.18%	.23%	.23%	.24	%^

Expenses, before waivers/reimbursements(f)‡	.47	%^	.50%	.53%	.57%	.80%	22.26	%^

Net investment income(c)	3.37	%^	2.51%	2.28%	2.26%	2.42%	2.90	%^

Portfolio turnover rate	41%	52%	73%	48%	72%	35%

‡ Expense ratios exclude the estimated acquired fund fees of the affiliated/unaffiliated underlying
portfolios	.48	%^	.51%	.53%	.63%	.62%	.64	%^

See footnote summary on page 261.

218 | AB MULTI-MANAGER SELECT RETIREMENT FUNDS	abfunds.com

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

AB Multi-Manager Select 2030 Fund
Class Z
Six Months Ended January 31, 2020 (unaudited)	Year Ended July 31,	December 15, 2014(a) to July 31, 2015
2019	2018	2017	2016

Net asset value, beginning of period	$ 10.93	$ 11.64	$ 11.36	$ 10.35	$ 10.23	$ 10.00

Income From Investment Operations

Net investment income(b)(c)	.22	.23	.25	.23	.21	.18

Net realized and unrealized gain (loss) on investment transactions	.33	(.04	)+	.68	1.08	.06	.38

Contributions from Affiliates	– 0	–	– 0	–	– 0	–	– 0	–	.00	(d)	.00	(d)

Net increase in net asset value from operations	.55	.19	.93	1.31	.27	.56

Less: Dividends and Distributions

Dividends from net investment income	(.29)	(.28)	(.29)	(.21)	(.14)	(.33)

Distributions from net realized gain on investment transactions	(.33)	(.62)	(.36)	(.09)	(.01)	– 0	–

Total dividends and distributions	(.62)	(.90)	(.65)	(.30)	(.15)	(.33)

Net asset value, end of period	$ 10.86	$ 10.93	$ 11.64	$ 11.36	$ 10.35	$ 10.23

Total Return

Total investment return based on net asset value(e)	4.94%	2.66%	8.29%	12.99%	2.74%	5.69%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$7,467	$396	$101	$17	$11	$11

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(f)‡	.14	%^	.13%	.16%	.23%	.23%	.24	%^

Expenses, before waivers/reimbursements(f)‡	.37	%^	.41%	.44%	.48%	.95%	22.28	%^

Net investment income(c)	3.91	%^	2.16%	2.19%	2.19%	2.11%	2.88	%^

Portfolio turnover rate	41%	52%	73%	48%	72%	35%

‡ Expense ratios exclude the estimated acquired fund fees of the affiliated/unaffiliated underlying
portfolios	.48	%^	.51%	.53%	.63%	.62%	.64	%^

See footnote summary on page 261.

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FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

AB Multi-Manager Select 2035 Fund
Class A
Six Months Ended January 31, 2020 (unaudited)	Year Ended July 31,	December 15, 2014(a) to July 31, 2015
2019	2018	2017	2016

Net asset value, beginning of period	$ 11.45	$ 12.20	$ 11.76	$ 10.47	$ 10.44	$ 10.00

Income From Investment Operations

Net investment income(b)(c)	.18	.23	.26	.17	.18	.07

Net realized and unrealized gain (loss) on investment transactions	.43	(.06	)+	.80	1.31	.00	(d)	.56

Contributions from Affiliates	– 0	–	– 0	–	– 0	–	– 0	–	.00	(d)	.00	(d)

Net increase in net asset value from operations	.61	.17	1.06	1.48	.18	.63

Less: Dividends and Distributions

Dividends from net investment income	(.24)	(.22)	(.25)	(.11)	(.15)	(.19)

Distributions from net realized gain on investment transactions	(.35)	(.70)	(.37)	(.08)	(.00	)(d)	– 0	–

Total dividends and distributions	(.59)	(.92)	(.62)	(.19)	(.15)	(.19)

Net asset value, end of period	$ 11.47	$ 11.45	$ 12.20	$ 11.76	$ 10.47	$ 10.44

Total Return

Total investment return based on net asset value(e)	5.21%	2.46%	9.07%	14.39%	1.79%	6.34%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$5,543	$5,539	$5,463	$4,670	$7,259	$288

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(f)‡	.39	%^	.39%	.42%	.48%	.49%	.49	%^

Expenses, before waivers/reimbursements(f)‡	.74	%^	.76%	.81%	.91%	1.13%	14.64	%^

Net investment income(c)	3.05	%^	2.00%	2.17%	1.56%	1.79%	1.09	%^

Portfolio turnover rate	35%	54%	71%	38%	74%	17%

‡ Expense ratios exclude the estimated acquired fund fees of the affiliated/unaffiliated underlying
portfolios	.48	%^	.49%	.53%	.65%	.62%	.63	%^

See footnote summary on page 261.

220 | AB MULTI-MANAGER SELECT RETIREMENT FUNDS	abfunds.com

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

AB Multi-Manager Select 2035 Fund
Class C
Six Months Ended January 31, 2020 (unaudited)	Year Ended July 31,	December 15, 2014(a) to July 31, 2015
2019	2018	2017	2016

Net asset value, beginning of period	$ 11.29	$ 12.08	$ 11.60	$ 10.38	$ 10.40	$ 10.00

Income From Investment Operations

Net investment income(b)(c)	.15	.13	.16	.13	.08	.05

Net realized and unrealized gain (loss) on investment transactions	.42	(.04	)+	.79	1.25	.02	.54

Contributions from Affiliates	– 0	–	– 0	–	– 0	–	– 0	–	.00	(d)	.00	(d)

Net increase in net asset value from operations	.57	.09	.95	1.38	.10	.59

Less: Dividends and Distributions

Dividends from net investment income	(.16)	(.18)	(.10)	(.08)	(.12)	(.19)

Distributions from net realized gain on investment transactions	(.35)	(.70)	(.37)	(.08)	(.00	)(d)	– 0	–

Total dividends and distributions	(.51)	(.88)	(.47)	(.16)	(.12)	(.19)

Net asset value, end of period	$ 11.35	$ 11.29	$ 12.08	$ 11.60	$ 10.38	$ 10.40

Total Return

Total investment return based on net asset value(e)	5.00%	1.68%	8.22%	13.53%	.98%	5.90%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$1,210	$1,452	$673	$604	$959	$65

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(f)‡	.81	%^	1.13%	1.18%	1.23%	1.24%	1.24	%^

Expenses, before waivers/reimbursements(f)‡	1.17	%^	1.53%	1.57%	1.68%	2.00%	19.46	%^

Net investment income(c)	2.58	%^	1.15%	1.36%	1.22%	.84%	.76	%^

Portfolio turnover rate	35%	54%	71%	38%	74%	17%

‡ Expense ratios exclude the estimated acquired fund fees of the affiliated/unaffiliated underlying
portfolios	.48	%^	.49%	.53%	.65%	.62%	.63	%^

See footnote summary on page 261.

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FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

AB Multi-Manager Select 2035 Fund
Advisor Class
Six Months Ended January 31, 2020 (unaudited)	Year Ended July 31,	December 15, 2014(a) to July 31, 2015
2019	2018	2017	2016

Net asset value, beginning of period	$ 11.49	$ 12.25	$ 11.80	$ 10.55	$ 10.45	$ 10.00

Income From Investment Operations

Net investment income(b)(c)	.17	.27	.31	.23	.20	.07

Net realized and unrealized gain (loss) on investment transactions	.46	(.07	)+	.78	1.28	.02	.57

Contributions from Affiliates	– 0	–	– 0	–	– 0	–	– 0	–	.00	(d)	.00	(d)

Net increase in net asset value from operations	.63	.20	1.09	1.51	.22	.64

Less: Dividends and Distributions

Dividends from net investment income	(.26)	(.26)	(.27)	(.18)	(.12)	(.19)

Distributions from net realized gain on investment transactions	(.35)	(.70)	(.37)	(.08)	(.00	)(d)	– 0	–

Total dividends and distributions	(.61)	(.96)	(.64)	(.26)	(.12)	(.19)

Net asset value, end of period	$ 11.51	$ 11.49	$ 12.25	$ 11.80	$ 10.55	$ 10.45

Total Return

Total investment return based on net asset value(e)	5.39%	2.74%	9.37%	14.59%	2.12%	6.46%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$4,055	$5,673	$456	$535	$450	$171

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(f)‡	.14	%^	.13%	.18%	.23%	.24%	.24	%^

Expenses, before waivers/reimbursements(f)‡	.49	%^	.52%	.56%	.67%	.99%	21.13	%^

Net investment income(c)	2.86	%^	2.38%	2.57%	2.07%	2.03%	1.16	%^

Portfolio turnover rate	35%	54%	71%	38%	74%	17%

‡ Expense ratios exclude the estimated acquired fund fees of the affiliated/unaffiliated underlying
portfolios	.48	%^	.49%	.53%	.65%	.62%	.63	%^

See footnote summary on page 261.

222 | AB MULTI-MANAGER SELECT RETIREMENT FUNDS	abfunds.com

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

AB Multi-Manager Select 2035 Fund
Class R
Six Months Ended January 31, 2020 (unaudited)	Year Ended July 31,	December 15, 2014(a) to July 31, 2015
2019	2018	2017	2016

Net asset value, beginning of period	$ 11.09	$ 11.87	$ 11.47	$ 10.25	$ 10.25	$ 10.00

Income From Investment Operations

Net investment income(b)(c)	.17	.23	.25	.17	.15	.10

Net realized and unrealized gain (loss) on investment transactions	.40	(.09	)+	.74	1.25	.00	(d)	.51

Contributions from Affiliates	– 0	–	– 0	–	– 0	–	– 0	–	.00	(d)	.00	(d)

Net increase in net asset value from operations	.57	.14	.99	1.42	.15	.61

Less: Dividends and Distributions

Dividends from net investment income	(.21)	(.22)	(.22)	(.12)	(.15)	(.36)

Distributions from net realized gain on investment transactions	(.35)	(.70)	(.37)	(.08)	(.00	)(d)	– 0	–

Total dividends and distributions	(.56)	(.92)	(.59)	(.20)	(.15)	(.36)

Net asset value, end of period	$ 11.10	$ 11.09	$ 11.87	$ 11.47	$ 10.25	$ 10.25

Total Return

Total investment return based on net asset value(e)	5.03%	2.26%	8.75%	14.07%	1.49%	6.22%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$3,596	$3,359	$1,238	$1,709	$1,396	$216

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(f)‡	.52	%^	.63%	.68%	.73%	.74%	.74	%^

Expenses, before waivers/reimbursements(f)‡	1.00	%^	1.13%	1.18%	1.12%	1.46%	9.15	%^

Net investment income(c)	2.95	%^	2.08%	2.08%	1.60%	1.57%	1.62	%^

Portfolio turnover rate	35%	54%	71%	38%	74%	17%

‡ Expense ratios exclude the estimated acquired fund fees of the affiliated/unaffiliated underlying
portfolios	.48	%^	.49%	.53%	.65%	.62%	.63	%^

See footnote summary on page 261.

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FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

AB Multi-Manager Select 2035 Fund
Class K
Six Months Ended January 31, 2020 (unaudited)	Year Ended July 31,	December 15, 2014(a) to July 31, 2015
2019	2018	2017	2016

Net asset value, beginning of period	$ 11.18	$ 11.93	$ 11.51	$ 10.29	$ 10.26	$ 10.00

Income From Investment Operations

Net investment income(b)(c)	.18	.22	.26	.19	.17	.07

Net realized and unrealized gain (loss) on investment transactions	.40	(.05	)+	.78	1.26	.01	.56

Contributions from Affiliates	– 0	–	– 0	–	– 0	–	– 0	–	.00	(d)	.00	(d)

Net increase in net asset value from operations	.58	.17	1.04	1.45	.18	.63

Less: Dividends and Distributions

Dividends from net investment income	(.23)	(.22)	(.25)	(.15)	(.15)	(.37)

Distributions from net realized gain on investment transactions	(.35)	(.70)	(.37)	(.08)	(.00	)(d)	– 0	–

Total dividends and distributions	(.58)	(.92)	(.62)	(.23)	(.15)	(.37)

Net asset value, end of period	$ 11.18	$ 11.18	$ 11.93	$ 11.51	$ 10.29	$ 10.26

Total Return

Total investment return based on net asset value(e)	5.12%	2.47%	9.12%	14.34%	1.85%	6.34%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$115,502	$110,926	$112,028	$79,677	$58,198	$6,768

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(f)‡	.39	%^	.39%	.42%	.48%	.49%	.49	%^

Expenses, before waivers/reimbursements(f)‡	.81	%^	.83%	.87%	.93%	1.17%	6.39	%^

Net investment income(c)	3.09	%^	2.00%	2.20%	1.77%	1.72%	1.16	%^

Portfolio turnover rate	35%	54%	71%	38%	74%	17%

‡ Expense ratios exclude the estimated acquired fund fees of the affiliated/unaffiliated underlying
portfolios	.48	%^	.49%	.53%	.65%	.62%	.63	%^

See footnote summary on page 261.

224 | AB MULTI-MANAGER SELECT RETIREMENT FUNDS	abfunds.com

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

AB Multi-Manager Select 2035 Fund
Class I
Six Months Ended January 31, 2020 (unaudited)	Year Ended July 31,	December 15, 2014(a) to July 31, 2015
2019	2018	2017	2016

Net asset value, beginning of period	$ 11.32	$ 12.09	$ 11.54	$ 10.32	$ 10.28	$ 10.00

Income From Investment Operations

Net investment income(b)(c)	.19	.26	.12	.23	.20	.17

Net realized and unrealized gain (loss) on investment transactions	.42	(.07	)+	.95	1.25	.00	(d)	.48

Contributions from Affiliates	– 0	–	– 0	–	– 0	–	– 0	–	.00	(d)	.00	(d)

Net increase in net asset value from operations	.61	.19	1.07	1.48	.20	.65

Less: Dividends and Distributions

Dividends from net investment income	(.27)	(.26)	(.15)	(.18)	(.16)	(.37)

Distributions from net realized gain on investment transactions	(.35)	(.70)	(.37)	(.08)	(.00	)(d)	– 0	–

Total dividends and distributions	(.62)	(.96)	(.52)	(.26)	(.16)	(.37)

Net asset value, end of period	$ 11.31	$ 11.32	$ 12.09	$ 11.54	$ 10.32	$ 10.28

Total Return

Total investment return based on net asset value(e)	5.28%	2.67%	9.33%	14.64%	2.01%	6.56%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$1,486	$1,365	$290	$4,280	$3,084	$1,001

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(f)‡	.14	%^	.13%	.21%	.23%	.24%	.24	%^

Expenses, before waivers/reimbursements(f)‡	.48	%^	.51%	.47%	.62%	.91%	22.51	%^

Net investment income(c)	3.29	%^	2.37%	.99%	2.14%	2.10%	2.65	%^

Portfolio turnover rate	35%	54%	71%	38%	74%	17%

‡ Expense ratios exclude the estimated acquired fund fees of the affiliated/unaffiliated underlying
portfolios	.48	%^	.49%	.53%	.65%	.62%	.63	%^

See footnote summary on page 261.

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FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

AB Multi-Manager Select 2035 Fund
Class Z
Six Months Ended January 31, 2020 (unaudited)	Year Ended July 31,	December 15, 2014(a) to July 31, 2015
2019	2018	2017	2016

Net asset value, beginning of period	$ 11.16	$ 11.94	$ 11.53	$ 10.32	$ 10.28	$ 10.00

Income From Investment Operations

Net investment income(b)(c)	.22	.13	.27	.22	.17	.17

Net realized and unrealized gain on investment transactions	.39	.05	.80	1.26	.03	.48

Contributions from Affiliates	– 0	–	– 0	–	– 0	–	– 0	–	.00	(d)	.00	(d)

Net increase in net asset value from operations	.61	.18	1.07	1.48	.20	.65

Less: Dividends and Distributions

Dividends from net investment income	(.28)	(.26)	(.29)	(.19)	(.16)	(.37)

Distributions from net realized gain on investment transactions	(.35)	(.70)	(.37)	(.08)	(.00	)(d)	– 0	–

Total dividends and distributions	(.63)	(.96)	(.66)	(.27)	(.16)	(.37)

Net asset value, end of period	$ 11.14	$ 11.16	$ 11.94	$ 11.53	$ 10.32	$ 10.28

Total Return

Total investment return based on net asset value(e)	5.38%	2.67%	9.37%	14.62%	2.00%	6.56%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$4,450	$1,646	$36	$24	$11	$12

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(f)‡	.14	%^	.13%	.17%	.23%	.24%	.24	%^

Expenses, before waivers/reimbursements(f)‡	.38	%^	.45%	.45%	.52%	1.16%	22.53	%^

Net investment income(c)	3.87	%^	1.19%	2.28%	2.06%	1.77%	2.64	%^

Portfolio turnover rate	35%	54%	71%	38%	74%	17%

‡ Expense ratios exclude the estimated acquired fund fees of the affiliated/unaffiliated underlying
portfolios	.48	%^	.49%	.53%	.65%	.62%	.63	%^

See footnote summary on page 261.

226 | AB MULTI-MANAGER SELECT RETIREMENT FUNDS	abfunds.com

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

AB Multi-Manager Select 2040 Fund
Class A
Six Months Ended January 31, 2020 (unaudited)	Year Ended July 31,	December 15, 2014(a) to July 31, 2015
2019	2018	2017	2016

Net asset value, beginning of period	$ 11.32	$ 12.34	$ 11.80	$ 10.40	$ 10.42	$ 10.00

Income From Investment Operations

Net investment income(b)(c)	.16	.20	.23	.13	.14	.11

Net realized and unrealized gain (loss) on investment transactions	.47	(.09	)+	.91	1.43	(.01	)(d)	.58

Contributions from Affiliates	– 0	–	– 0	–	– 0	–	– 0	–	.00	(d)	.00	(d)

Net increase in net asset value from operations	.63	.11	1.14	1.56	.13	.69

Less: Dividends and Distributions

Dividends from net investment income	(.21)	(.20)	(.20)	(.08)	(.15)	(.27)

Distributions from net realized gain on investment transactions	(.34)	(.93)	(.40)	(.08)	(.00	)(d)	– 0	–

Total dividends and distributions	(.55)	(1.13)	(.60)	(.16)	(.15)	(.27)

Net asset value, end of period	$ 11.40	$ 11.32	$ 12.34	$ 11.80	$ 10.40	$ 10.42

Total Return

Total investment return based on net asset value(e)	5.51%	2.23%	9.81%	15.22%	1.28%	6.92%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$3,640	$4,054	$4,072	$4,051	$6,816	$77

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(f)‡	.40	%^	.40%	.45%	.52%	.52%	.53	%^

Expenses, before waivers/reimbursements(f)‡	.89	%^	.91%	.97%	1.03%	1.18%	23.89	%^

Net investment income(c)	2.73	%^	1.80%	1.89%	1.17%	1.45%	1.69	%^

Portfolio turnover rate	32%	49%	85%	46%	69%	16%

‡ Expense ratios exclude the estimated acquired fund fees of the affiliated/unaffiliated underlying
portfolios	.45	%^	.47%	.53%	.66%	.63%	.64	%^
See footnote summary on page 261.

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FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

AB Multi-Manager Select 2040 Fund
Class C
Six Months Ended January 31, 2020 (unaudited)	Year Ended July 31,	December 15, 2014(a) to July 31, 2015
2019	2018	2017	2016

Net asset value, beginning of period	$ 11.15	$ 12.21	$ 11.65	$ 10.33	$ 10.39	$ 10.00

Income From Investment Operations

Net investment income(b)(c)	.14	.10	.14	.10	.03	.09

Net realized and unrealized gain (loss) on investment transactions	.46	(.08)	.90	1.37	.01	.56

Contributions from Affiliates	– 0	–	– 0	–	– 0	–	– 0	–	.00	(d)	.00	(d)

Net increase in net asset value from operations	.60	.02	1.04	1.47	.04	.65

Less: Dividends and Distributions

Dividends from net investment income	(.15)	(.15)	(.08)	(.07)	(.10)	(.26)

Distributions from net realized gain on investment transactions	(.34)	(.93)	(.40)	(.08)	(.00	)(d)	– 0	–

Total dividends and distributions	(.49)	(1.08)	(.48)	(.15)	(.10)	(.26)

Net asset value, end of period	$ 11.26	$ 11.15	$ 12.21	$ 11.65	$ 10.33	$ 10.39

Total Return

Total investment return based on net asset value(e)	5.26%	1.46%	8.98%	14.43%	.44%	6.57%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$788	$948	$584	$398	$844	$26

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(f)‡	.82	%^	1.14%	1.19%	1.27%	1.27%	1.28	%^

Expenses, before waivers/reimbursements(f)‡	1.32	%^	1.67%	1.73%	1.81%	2.03%	30.19	%^

Net investment income(c)	2.42	%^	.90%	1.19%	.95%	.35%	1.35	%^

Portfolio turnover rate	32%	49%	85%	46%	69%	16%

‡ Expense ratios exclude the estimated acquired fund fees of the affiliated/unaffiliated underlying
portfolios	.45	%^	.47%	.53%	.66%	.63%	.64	%^

See footnote summary on page 261.

228 | AB MULTI-MANAGER SELECT RETIREMENT FUNDS	abfunds.com

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

AB Multi-Manager Select 2040 Fund
Advisor Class
Six Months Ended January 31, 2020 (unaudited)	Year Ended July 31,	December 15, 2014(a) to July 31, 2015
2019	2018	2017	2016

Net asset value, beginning of period	$ 11.36	$ 12.40	$ 11.85	$ 10.49	$ 10.45	$ 10.00

Income From Investment Operations

Net investment income(b)(c)	.13	.24	.25	.20	.16	.15

Net realized and unrealized gain (loss) on investment transactions	.52	(.11	)+	.93	1.40	(.02	)+	.57

Contributions from Affiliates	– 0	–	– 0	–	– 0	–	– 0	–	.00	(d)	.00	(d)

Net increase in net asset value from operations	.65	.13	1.18	1.60	.14	.72

Less: Dividends and Distributions

Dividends from net investment income	(.23)	(.24)	(.23)	(.16)	(.10)	(.27)

Distributions from net realized gain on investment transactions	(.34)	(.93)	(.40)	(.08)	(.00	)(d)	– 0	–

Total dividends and distributions	(.57)	(1.17)	(.63)	(.24)	(.10)	(.27)

Net asset value, end of period	$ 11.44	$ 11.36	$ 12.40	$ 11.85	$ 10.49	$ 10.45

Total Return

Total investment return based on net asset value(e)	5.65%	2.43%	10.10%	15.54%	1.40%	7.24%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$2,211	$4,291	$541	$459	$268	$15

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(f)‡	.14	%^	.14%	.19%	.27%	.27%	.28	%^

Expenses, before waivers/reimbursements(f)‡	.64	%^	.67%	.72%	.81%	.89%	29.08	%^

Net investment income(c)	2.29	%^	2.14%	2.08%	1.80%	1.58%	2.33	%^

Portfolio turnover rate	32%	49%	85%	46%	69%	16%

‡ Expense ratios exclude the estimated acquired fund fees of the affiliated/unaffiliated underlying
portfolios	.45	%^	.47%	.53%	.66%	.63%	.64	%^

See footnote summary on page 261.

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FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

AB Multi-Manager Select 2040 Fund
Class R
Six Months Ended January 31, 2020 (unaudited)	Year Ended July 31,	December 15, 2014(a) to July 31, 2015
2019	2018	2017	2016

Net asset value, beginning of period	$ 10.97	$ 12.02	$ 11.49	$ 10.18	$ 10.24	$ 10.00

Income From Investment Operations

Net investment income(b)(c)	.15	.19	.22	.14	.13	.11

Net realized and unrealized gain (loss) on investment transactions	.44	(.11	)+	.87	1.36	(.04	)+	.57

Contributions from Affiliates	– 0	–	– 0	–	– 0	–	– 0	–	.00	(d)	.00	(d)

Net increase in net asset value from operations	.59	.08	1.09	1.50	.09	.68

Less: Dividends and Distributions

Dividends from net investment income	(.19)	(.20)	(.16)	(.11)	(.15)	(.44)

Distributions from net realized gain on investment transactions	(.34)	(.93)	(.40)	(.08)	(.00	)(d)	– 0	–

Total dividends and distributions	(.53)	(1.13)	(.56)	(.19)	(.15)	(.44)

Net asset value, end of period	$ 11.03	$ 10.97	$ 12.02	$ 11.49	$ 10.18	$ 10.24

Total Return

Total investment return based on net asset value(e)	5.28%	2.02%	9.62%	14.92%	.92%	6.91%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$2,476	$2,759	$1,314	$1,508	$1,224	$36

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(f)‡	.53	%^	.64%	.70%	.77%	.77%	.78	%^

Expenses, before waivers/reimbursements(f)‡	1.11	%^	1.27%	1.32%	1.28%	1.45%	14.63	%^

Net investment income(c)	2.71	%^	1.77%	1.85%	1.29%	1.33%	1.71	%^

Portfolio turnover rate	32%	49%	85%	46%	69%	16%

‡ Expense ratios exclude the estimated acquired fund fees of the affiliated/unaffiliated underlying
portfolios	.45	%^	.47%	.53%	.66%	.63%	.64	%^

See footnote summary on page 261.

230 | AB MULTI-MANAGER SELECT RETIREMENT FUNDS	abfunds.com

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

AB Multi-Manager Select 2040 Fund
Class K
Six Months Ended January 31, 2020 (unaudited)	Year Ended July 31,	December 15, 2014(a) to July 31, 2015
2019	2018	2017	2016

Net asset value, beginning of period	$ 11.04	$ 12.06	$ 11.55	$ 10.22	$ 10.25	$ 10.00

Income From Investment Operations

Net investment income(b)(c)	.16	.20	.22	.17	.13	.06

Net realized and unrealized gain (loss) on investment transactions	.46	(.10	)+	.90	1.37	(.01	)+	.63

Contributions from Affiliates	– 0	–	– 0	–	– 0	–	– 0	–	.00	(d)	.00	(d)

Net increase in net asset value from operations	.62	.10	1.12	1.54	.12	.69

Less: Dividends and Distributions

Dividends from net investment income	(.22)	(.19)	(.21)	(.13)	(.15)	(.44)

Distributions from net realized gain on investment transactions	(.34)	(.93)	(.40)	(.08)	(.00	)(d)	– 0	–

Total dividends and distributions	(.56)	(1.12)	(.61)	(.21)	(.15)	(.44)

Net asset value, end of period	$ 11.10	$ 11.04	$ 12.06	$ 11.55	$ 10.22	$ 10.25

Total Return

Total investment return based on net asset value(e)	5.52%	2.21%	9.77%	15.30%	1.23%	7.03%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$70,540	$69,247	$66,476	$53,902	$46,834	$8,623

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(f)‡	.40	%^	.40%	.44%	.52%	.52%	.53	%^

Expenses, before waivers/reimbursements(f)‡	.92	%^	.96%	1.03%	1.06%	1.30%	5.69	%^

Net investment income(c)	2.84	%^	1.81%	1.88%	1.56%	1.38%	1.03	%^

Portfolio turnover rate	32%	49%	85%	46%	69%	16%

‡ Expense ratios exclude the estimated acquired fund fees of the affiliated/unaffiliated underlying
portfolios	.45	%^	.47%	.53%	.66%	.63%	.64	%^

See footnote summary on page 261.

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FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

AB Multi-Manager Select 2040 Fund
Class I
Six Months Ended January 31, 2020 (unaudited)	Year Ended July 31,	December 15, 2014(a) to July 31, 2015
2019	2018	2017	2016

Net asset value, beginning of period	$ 11.11	$ 12.15	$ 11.57	$ 10.25	$ 10.27	$ 10.00

Income From Investment Operations

Net investment income(b)(c)	.19	.24	.12	.19	.19	.15

Net realized and unrealized gain (loss) on investment transactions	.44	(.12	)+	1.03	1.37	(.05	)+	.56

Contributions from Affiliates	– 0	–	– 0	–	– 0	–	– 0	–	.00	(d)	.00	(d)

Net increase in net asset value from operations	.63	.12	1.15	1.56	.14	.71

Less: Dividends and Distributions

Dividends from net investment income	(.26)	(.23)	(.17)	(.16)	(.16)	(.44)

Distributions from net realized gain on investment transactions	(.34)	(.93)	(.40)	(.08)	(.00	)(d)	– 0	–

Total dividends and distributions	(.60)	(1.16)	(.57)	(.24)	(.16)	(.44)

Net asset value, end of period	$ 11.14	$ 11.11	$ 12.15	$ 11.57	$ 10.25	$ 10.27

Total Return

Total investment return based on net asset value(e)	5.54%	2.47%	10.08%	15.52%	1.40%	7.25%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$877	$686	$369	$3,644	$2,140	$1,008

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(f)‡	.15	%^	.14%	.23%	.27%	.27%	.28	%^

Expenses, before waivers/reimbursements(f)‡	.58	%^	.64%	.63%	.73%	1.11%	18.71	%^

Net investment income(c)	3.27	%^	2.22%	.98%	1.75%	2.00%	2.44	%^

Portfolio turnover rate	32%	49%	85%	46%	69%	16%

‡ Expense ratios exclude the estimated acquired fund fees of the affiliated/unaffiliated underlying
portfolios	.45	%^	.47%	.53%	.66%	.63%	.64	%^

See footnote summary on page 261.

232 | AB MULTI-MANAGER SELECT RETIREMENT FUNDS	abfunds.com

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

AB Multi-Manager Select 2040 Fund
Class Z
Six Months Ended January 31, 2020 (unaudited)	Year Ended July 31,	December 15, 2014(a) to July 31, 2015
2019	2018	2017	2016

Net asset value, beginning of period	$ 11.03	$ 12.08	$ 11.57	$ 10.25	$ 10.27	$ 10.00

Income From Investment Operations

Net investment income(b)(c)	.19	.20	.25	.19	.14	.04

Net realized and unrealized gain (loss) on investment transactions	.44	(.08	)+	.91	1.38	.00	(d)	.67

Contributions from Affiliates	– 0	–	– 0	–	– 0	–	– 0	–	.00	(d)	.00	(d)

Net increase in net asset value from operations	.63	.12	1.16	1.57	.14	.71

Less: Dividends and Distributions

Dividends from net investment income	(.27)	(.24)	(.25)	(.17)	(.16)	(.44)

Distributions from net realized gain on investment transactions	(.34)	(.93)	(.40)	(.08)	(.00	)(d)	– 0	–

Total dividends and distributions	(.61)	(1.17)	(.65)	(.25)	(.16)	(.44)

Net asset value, end of period	$ 11.05	$ 11.03	$ 12.08	$ 11.57	$ 10.25	$ 10.27

Total Return

Total investment return based on net asset value(e)	5.59%	2.45%	10.14%	15.59%	1.38%	7.25%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$4,719	$2,967	$681	$600	$519	$522

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(f)‡	.15	%^	.14%	.19%	.27%	.27%	.28	%^

Expenses, before waivers/reimbursements(f)‡	.48	%^	.55%	.60%	.64%	1.29%	16.54	%^

Net investment income(c)	3.32	%^	1.87%	2.10%	1.79%	1.46%	.68	%^

Portfolio turnover rate	32%	49%	85%	46%	69%	16%

‡ Expense ratios exclude the estimated acquired fund fees of the affiliated/unaffiliated underlying
portfolios	.45	%^	.47%	.53%	.66%	.63%	.64	%^

See footnote summary on page 261.

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FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

AB Multi-Manager Select 2045 Fund
Class A
Six Months Ended January 31, 2020 (unaudited)	Year Ended July 31,	December 15, 2014(a) to July 31, 2015
2019	2018	2017	2016

Net asset value, beginning of period	$ 11.56	$ 12.56	$ 11.92	$ 10.43	$ 10.51	$ 10.00

Income From Investment Operations

Net investment income(b)(c)	.16	.20	.21	.13	.15	.12

Net realized and unrealized gain (loss) on investment transactions	.51	(.10	)+	1.00	1.49	(.08	)+	.60

Contributions from Affiliates	– 0	–	– 0	–	– 0	–	– 0	–	.00	(d)	.00	(d)

Net increase in net asset value from operations	.67	.10	1.21	1.62	.07	.72

Less: Dividends and Distributions

Dividends from net investment income	(.18)	(.20)	(.18)	(.07)	(.14)	(.21)

Distributions from net realized gain on investment transactions	(.34)	(.90)	(.39)	(.06)	(.01)	– 0	–

Total dividends and distributions	(.52)	(1.10)	(.57)	(.13)	(.15)	(.21)

Net asset value, end of period	$ 11.71	$ 11.56	$ 12.56	$ 11.92	$ 10.43	$ 10.51

Total Return

Total investment return based on net asset value(e)	5.72%	2.18%	10.29%	15.71%	.76%	7.21%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$2,488	$2,305	$3,253	$3,016	$5,107	$111

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(f)‡	.41	%^	.40%	.44%	.50%	.52%	.54	%^

Expenses, before waivers/reimbursements(f)‡	.95	%^	.99%	1.10%	1.26%	1.50%	28.43	%^

Net investment income(c)	2.71	%^	1.77%	1.73%	1.19%	1.48%	1.96	%^

Portfolio turnover rate	30%	48%	77%	39%	67%	14%

‡ Expense ratios exclude the estimated acquired fund fees of the affiliated/unaffiliated underlying
portfolios	.45	%^	.46%	.52%	.66%	.65%	.63	%^

See footnote summary on page 261.

234 | AB MULTI-MANAGER SELECT RETIREMENT FUNDS	abfunds.com

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

AB Multi-Manager Select 2045 Fund
Class C
Six Months Ended January 31, 2020 (unaudited)	Year Ended July 31,	December 15, 2014(a) to July 31, 2015
2019	2018	2017	2016

Net asset value, beginning of period	$ 11.51	$ 12.49	$ 11.87	$ 10.43	$ 10.47	$ 10.00

Income From Investment Operations

Net investment income(b)(c)	.14	.12	.12	.09	.04	.01

Net realized and unrealized gain (loss) on investment transactions	.50	(.08	)+	.98	1.45	(.05	)+	.66

Contributions from Affiliates	– 0	–	– 0	–	– 0	–	– 0	–	.00	(d)	.00	(d)

Net increase (decrease) in net asset value from operations	.64	.04	1.10	1.54	(.01)	.67

Less: Dividends and Distributions

Dividends from net investment income	(.10)	(.12)	(.09)	(.04)	(.02)	(.20)

Distributions from net realized gain on investment transactions	(.34)	(.90)	(.39)	(.06)	(.01)	– 0	–

Total dividends and distributions	(.44)	(1.02)	(.48)	(.10)	(.03)	(.20)

Net asset value, end of period	$ 11.71	$ 11.51	$ 12.49	$ 11.87	$ 10.43	$ 10.47

Total Return

Total investment return based on net asset value(e)	5.53%	1.48%	9.35%	14.91%	(.05)%	6.76%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$226	$222	$268	$275	$289	$84

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(f)‡	.82	%^	1.15%	1.19%	1.25%	1.27%	1.29	%^

Expenses, before waivers/reimbursements(f)‡	1.38	%^	1.76%	1.86%	2.04%	2.74%	27.00	%^

Net investment income(c)	2.29	%^	1.06%	1.00%	.81%	.45%	.14	%^

Portfolio turnover rate	30%	48%	77%	39%	67%	14%

‡ Expense ratios exclude the estimated acquired fund fees of the affiliated/unaffiliated underlying
portfolios	.45	%^	.46%	.52%	.66%	.65%	.63	%^

See footnote summary on page 261.

abfunds.com	AB MULTI-MANAGER SELECT RETIREMENT FUNDS | 235

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

AB Multi-Manager Select 2045 Fund
Advisor Class
Six Months Ended January 31, 2020 (unaudited)	Year Ended July 31,	December 15, 2014(a) to July 31, 2015
2019	2018	2017	2016

Net asset value, beginning of period	$ 11.64	$ 12.66	$ 12.01	$ 10.54	$ 10.53	$ 10.00

Income From Investment Operations

Net investment income(b)(c)	.13	.23	.24	.18	.18	.15

Net realized and unrealized gain (loss) on investment transactions	.57	(.10	)+	1.01	1.49	(.09	)+	.59

Contributions from Affiliates	– 0	–	– 0	–	– 0	–	– 0	–	.00	(d)	.00	(d)

Net increase in net asset value from operations	.70	.13	1.25	1.67	.09	.74

Less: Dividends and Distributions

Dividends from net investment income	(.20)	(.25)	(.21)	(.14)	(.07)	(.21)

Distributions from net realized gain on investment transactions	(.34)	(.90)	(.39)	(.06)	(.01)	– 0	–

Total dividends and distributions	(.54)	(1.15)	(.60)	(.20)	(.08)	(.21)

Net asset value, end of period	$ 11.80	$ 11.64	$ 12.66	$ 12.01	$ 10.54	$ 10.53

Total Return

Total investment return based on net asset value(e)	5.89%	2.46%	10.57%	16.09%	.86%	7.43%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$2,440	$4,614	$51	$32	$53	$11

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(f)‡	.15	%^	.15%	.19%	.25%	.27%	.29	%^

Expenses, before waivers/reimbursements(f)‡	.71	%^	.77%	.85%	1.02%	1.39%	29.40	%^

Net investment income(c)	2.17	%^	2.03%	1.94%	1.63%	1.81%	2.35	%^

Portfolio turnover rate	30%	48%	77%	39%	67%	14%

‡ Expense ratios exclude the estimated acquired fund fees of the affiliated/unaffiliated underlying
portfolios	.45	%^	.46%	.52%	.66%	.65%	.63	%^

See footnote summary on page 261.

236 | AB MULTI-MANAGER SELECT RETIREMENT FUNDS	abfunds.com

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

AB Multi-Manager Select 2045 Fund
Class R
Six Months Ended January 31, 2020 (unaudited)	Year Ended July 31,	December 15, 2014(a) to July 31, 2015
2019	2018	2017	2016

Net asset value, beginning of period	$ 11.19	$ 12.17	$ 11.59	$ 10.20	$ 10.32	$ 10.00

Income From Investment Operations

Net investment income(b)(c)	.16	.19	.22	.14	.13	.10

Net realized and unrealized gain (loss) on investment transactions	.48	(.11	)+	.93	1.41	(.09	)+	.60

Contributions from Affiliates	– 0	–	– 0	–	– 0	–	– 0	–	.00	(d)	.00	(d)

Net increase in net asset value from operations	.64	.08	1.15	1.55	.04	.70

Less: Dividends and Distributions

Dividends from net investment income	(.17)	(.16)	(.18)	(.10)	(.15)	(.38)

Distributions from net realized gain on investment transactions	(.34)	(.90)	(.39)	(.06)	(.01)	– 0	–

Total dividends and distributions	(.51)	(1.06)	(.57)	(.16)	(.16)	(.38)

Net asset value, end of period	$ 11.32	$ 11.19	$ 12.17	$ 11.59	$ 10.20	$ 10.32

Total Return

Total investment return based on net asset value(e)	5.67%	1.95%	10.00%	15.44%	.41%	7.10%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$904	$700	$351	$2,174	$1,836	$63

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(f)‡	.54	%^	.65%	.70%	.75%	.77%	.79	%^

Expenses, before waivers/reimbursements(f)‡	1.14	%^	1.34%	1.37%	1.33%	1.60%	15.63	%^

Net investment income(c)	2.68	%^	1.74%	1.79%	1.28%	1.33%	1.53	%^

Portfolio turnover rate	30%	48%	77%	39%	67%	14%

‡ Expense ratios exclude the estimated acquired fund fees of the affiliated/unaffiliated underlying
portfolios	.45	%^	.46%	.52%	.66%	.65%	.63	%^

See footnote summary on page 261.

abfunds.com	AB MULTI-MANAGER SELECT RETIREMENT FUNDS | 237

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

AB Multi-Manager Select 2045 Fund
Class K
Six Months Ended January 31, 2020 (unaudited)	Year Ended July 31,	December 15, 2014(a) to July 31, 2015
2019	2018	2017	2016

Net asset value, beginning of period	$ 11.23	$ 12.24	$ 11.65	$ 10.24	$ 10.34	$ 10.00

Income From Investment Operations

Net investment income(b)(c)	.16	.19	.21	.16	.13	.06

Net realized and unrealized gain (loss) on investment transactions	.49	(.09	)+	.97	1.44	(.07	)+	.66

Contributions from Affiliates	– 0	–	– 0	–	– 0	–	– 0	–	.00	(d)	.00	(d)

Net increase in net asset value from operations	.65	.10	1.18	1.60	.06	.72

Less: Dividends and Distributions

Dividends from net investment income	(.19)	(.21)	(.20)	(.13)	(.15)	(.38)

Distributions from net realized gain on investment transactions	(.34)	(.90)	(.39)	(.06)	(.01)	– 0	–

Total dividends and distributions	(.53)	(1.11)	(.59)	(.19)	(.16)	(.38)

Net asset value, end of period	$ 11.35	$ 11.23	$ 12.24	$ 11.65	$ 10.24	$ 10.34

Total Return

Total investment return based on net asset value(e)	5.73%	2.16%	10.24%	15.88%	.62%	7.32%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$68,698	$63,637	$60,923	$44,736	$34,012	$6,077

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(f)‡	.41	%^	.40%	.44%	.50%	.52%	.54	%^

Expenses, before waivers/reimbursements(f)‡	.95	% ^	1.01%	1.09%	1.16%	1.57%	7.63	%^

Net investment income(c)	2.74	%^	1.69%	1.76%	1.47%	1.32%	.93	%^

Portfolio turnover rate	30%	48%	77%	39%	67%	14%

‡ Expense ratios exclude the estimated acquired fund fees of the affiliated/unaffiliated underlying
portfolios	.45	% ^	.46%	.52%	.66%	.65%	.63	%^

See footnote summary on page 261.

238 | AB MULTI-MANAGER SELECT RETIREMENT FUNDS	abfunds.com

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

AB Multi-Manager Select 2045 Fund
Class I
Six Months Ended January 31, 2020 (unaudited)	Year Ended July 31,	December 15, 2014(a) to July 31, 2015
2019	2018	2017	2016

Net asset value, beginning of period	$ 11.33	$ 12.36	$ 11.67	$ 10.27	$ 10.34	$ 10.00

Income From Investment Operations

Net investment income(b)(c)	.17	.23	.10	.18	.17	.15

Net realized and unrealized gain (loss) on investment transactions	.51	(.11	)+	1.12	1.44	(.08	)+	.57

Contributions from Affiliates	– 0	–	– 0	–	– 0	–	– 0	–	.00	(d)	.00	(d)

Net increase in net asset value from operations	.68	.12	1.22	1.62	.09	.72

Less: Dividends and Distributions

Dividends from net investment income	(.23)	(.25)	(.14)	(.16)	(.15)	(.38)

Distributions from net realized gain on investment transactions	(.34)	(.90)	(.39)	(.06)	(.01)	– 0	–

Total dividends and distributions	(.57)	(1.15)	(.53)	(.22)	(.16)	(.38)

Net asset value, end of period	$ 11.44	$ 11.33	$ 12.36	$ 11.67	$ 10.27	$ 10.34

Total Return

Total investment return based on net asset value(e)	5.87%	2.38%	10.55%	16.08%	.97%	7.34%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$462	$505	$317	$3,830	$2,319	$1,009

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(f)‡	.16	%^	.15%	.22%	.25%	.27%	.29	%^

Expenses, before waivers/reimbursements(f)‡	.62	%^	.69%	.68%	.84%	1.41%	23.10	%^

Net investment income(c)	2.90	%^	2.02%	.76%	1.66%	1.79%	2.36	%^

Portfolio turnover rate	30%	48%	77%	39%	67%	14%

‡ Expense ratios exclude the estimated acquired fund fees of the affiliated/unaffiliated underlying
portfolios	.45	%^	.46%	.52%	.66%	.65%	.63	%^

See footnote summary on page 261.

abfunds.com	AB MULTI-MANAGER SELECT RETIREMENT FUNDS | 239

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

AB Multi-Manager Select 2045 Fund
Class Z
Six Months Ended January 31, 2020 (unaudited)	Year Ended July 31,	December 15, 2014(a) to July 31, 2015
2019	2018	2017	2016

Net asset value, beginning of period	$ 11.21	$ 12.25	$ 11.66	$ 10.27	$ 10.34	$ 10.00

Income From Investment Operations

Net investment income(b)(c)	.20	.18	.24	.19	.14	.06

Net realized and unrealized gain (loss) on investment transactions	.47	(.06	)+	.98	1.43	(.05	)+	.66

Contributions from Affiliates	– 0	–	– 0	–	– 0	–	– 0	–	.00	(d)	.00	(d)

Net increase in net asset value from operations	.67	.12	1.22	1.62	.09	.72

Less: Dividends and Distributions

Dividends from net investment income	(.24)	(.26)	(.24)	(.17)	(.15)	(.38)

Distributions from net realized gain on investment transactions	(.34)	(.90)	(.39)	(.06)	(.01)	– 0	–

Total dividends and distributions	(.58)	(1.16)	(.63)	(.23)	(.16)	(.38)

Net asset value, end of period	$ 11.30	$ 11.21	$ 12.25	$ 11.66	$ 10.27	$ 10.34

Total Return

Total investment return based on net asset value(e)	5.88%	2.40%	10.60%	16.05%	.96%	7.34%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$3,980	$1,793	$440	$369	$316	$346

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(f)‡	.16	%^	.15%	.19%	.25%	.27%	.29	%^

Expenses, before waivers/reimbursements(f)‡	.51	%^	.61%	.66%	.76%	1.78%	16.19	%^

Net investment income(c)	3.41	%^	1.59%	1.99%	1.74%	1.41%	.96	%^

Portfolio turnover rate	30%	48%	77%	39%	67%	14%

‡ Expense ratios exclude the estimated acquired fund fees of the affiliated/unaffiliated underlying
portfolios	.45	%^	.46%	.52%	.66%	.65%	.63	%^

See footnote summary on page 261.

240 | AB MULTI-MANAGER SELECT RETIREMENT FUNDS	abfunds.com

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

AB Multi-Manager Select 2050 Fund
Class A
Six Months Ended January 31, 2020 (unaudited)	Year Ended July 31,	December 15, 2014(a) to July 31, 2015
2019	2018	2017	2016

Net asset value, beginning of period	$ 12.05	$ 12.80	$ 12.13	$ 10.49	$ 10.49	$ 10.00

Income From Investment Operations

Net investment income(b)(c)	.17	.20	.21	.14	.11	.09

Net realized and unrealized gain (loss) on investment transactions	.55	(.07	)+	1.02	1.55	(.03	)+	.61

Net increase in net asset value from operations	.72	.13	1.23	1.69	.08	.70

Less: Dividends and Distributions

Dividends from net investment income	(.20)	(.16)	(.08)	– 0	–	(.07)	(.21)

Distributions from net realized gain on investment transactions	(.32)	(.72)	(.48)	(.05)	(.01)	– 0	–

Total dividends and distributions	(.52)	(.88)	(.56)	(.05)	(.08)	(.21)

Net asset value, end of period	$ 12.25	$ 12.05	$ 12.80	$ 12.13	$ 10.49	$ 10.49

Total Return

Total investment return based on net asset value(e)	5.88%	2.07%	10.25%	16.19%	.80%	7.06%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$1,528	$1,386	$1,145	$1,035	$1,206	$66

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(f)‡	.40	%^	.40%	.44%	.51%	.52%	.53	%^

Expenses, before waivers/reimbursements(f)‡	1.42	%^	1.58%	2.39%	3.04%	4.64%	36.42	%^

Net investment income(c)	2.73	%^	1.68%	1.65%	1.26%	1.13%	1.37	%^

Portfolio turnover rate	31%	46%	79%	46%	69%	16%

‡ Expense ratios exclude the estimated acquired fund fees of the affiliated/unaffiliated underlying
portfolios	.46	%^	.46%	.52%	.68%	.65%	.63	%^

See footnote summary on page 261.

abfunds.com	AB MULTI-MANAGER SELECT RETIREMENT FUNDS | 241

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

AB Multi-Manager Select 2050 Fund
Class C
Six Months Ended January 31, 2020 (unaudited)	Year Ended July 31,	December 15, 2014(a) to July 31, 2015
2019	2018	2017	2016

Net asset value, beginning of period	$ 11.89	$ 12.61	$ 11.98	$ 10.44	$ 10.44	$ 10.00

Income From Investment Operations

Net investment income(b)(c)	.14	.11	.12	.07	.03	.09

Net realized and unrealized gain (loss) on investment transactions	.54	(.05	)+	.99	1.52	(.02	)+	.56

Net increase in net asset value from operations	.68	.06	1.11	1.59	.01	.65

Less: Dividends and Distributions

Dividends from net investment income	(.13)	(.06)	– 0	–	– 0	–	– 0	–	(.21)

Distributions from net realized gain on investment transactions	(.32)	(.72)	(.48)	(.05)	(.01)	– 0	–

Total dividends and distributions	(.45)	(.78)	(.48)	(.05)	(.01)	(.21)

Net asset value, end of period	$ 12.12	$ 11.89	$ 12.61	$ 11.98	$ 10.44	$ 10.44

Total Return

Total investment return based on net asset value(e)	5.61%	1.36%	9.38%	15.30%	.07%	6.51%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$89	$86	$73	$81	$50	$11

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(f)‡	.80	%^	1.15%	1.20%	1.25%	1.27%	1.28	%^

Expenses, before waivers/reimbursements(f)‡	1.85	%^	2.38%	3.20%	3.89%	5.86%	41.11	%^

Net investment income(c)	2.29	%^	.91%	.97%	.66%	.27%	1.39	%^

Portfolio turnover rate	31%	46%	79%	46%	69%	16%

‡ Expense ratios exclude the estimated acquired fund fees of the affiliated/unaffiliated underlying
portfolios	.46	%^	.46%	.52%	.68%	.65%	.63	%^

See footnote summary on page 261.

242 | AB MULTI-MANAGER SELECT RETIREMENT FUNDS	abfunds.com

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

AB Multi-Manager Select 2050 Fund
Advisor Class
Six Months Ended January 31, 2020 (unaudited)	Year Ended July 31,	December 15, 2014(a) to July 31, 2015
2019	2018	2017	2016

Net asset value, beginning of period	$ 12.07	$ 12.86	$ 12.21	$ 10.60	$ 10.50	$ 10.00

Income From Investment Operations

Net investment income(b)(c)	.12	.23	.23	.18	.14	.15

Net realized and unrealized gain (loss) on investment transactions	.61	(.07	)+	1.04	1.55	(.03	)+	.56

Net increase in net asset value from operations	.73	.16	1.27	1.73	.11	.71

Less: Dividends and Distributions

Dividends from net investment income	(.17)	(.23)	(.14)	(.07)	– 0	–	(.21)

Distributions from net realized gain on investment transactions	(.32)	(.72)	(.48)	(.05)	(.01)	– 0	–

Total dividends and distributions	(.49)	(.95)	(.62)	(.12)	(.01)	(.21)

Net asset value, end of period	$ 12.31	$ 12.07	$ 12.86	$ 12.21	$ 10.60	$ 10.50

Total Return

Total investment return based on net asset value(e)	6.00%	2.36%	10.50%	16.51%	1.02%	7.18%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$1,189	$3,188	$257	$118	$66	$11

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(f)‡	.14	%^	.15%	.19%	.25%	.27%	.28	%^

Expenses, before waivers/reimbursements(f)‡	1.15	%^	1.33%	2.12%	2.80%	4.28%	40.13	%^

Net investment income(c)	1.87	%^	1.97%	1.84%	1.58%	1.44%	2.38	%^

Portfolio turnover rate	31%	46%	79%	46%	69%	16%

‡ Expense ratios exclude the estimated acquired fund fees of the affiliated/unaffiliated underlying
portfolios	.46	%^	.46%	.52%	.68%	.65%	.63	%^

See footnote summary on page 261.

abfunds.com	AB MULTI-MANAGER SELECT RETIREMENT FUNDS | 243

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	AB Multi-Manager Select 2050 Fund
	Class R
	Six Months Ended January 31, 2020 (unaudited)		Year Ended July 31,				December 15, 2014(a) to July 31, 2015
			2019	2018	2017	2016

Net asset value, beginning of period	$ 11.31		$ 12.13	$ 11.64	$ 10.21	$ 10.29	$ 10.00

Income From Investment Operations

Net investment income(b)(c)	.15		.18	.18	.13	.06	.13

Net realized and unrealized gain (loss) on investment transactions	.51		(.09 )+	.97	1.47	.00 (d)	.55

Net increase in net asset value from operations	.66		.09	1.15	1.60	.06	.68

Less: Dividends and Distributions

Dividends from net investment income	(.18)		(.19)	(.18)	(.12)	(.13)	(.39)

Distributions from net realized gain on investment transactions	(.32)		(.72)	(.48)	(.05)	(.01)	– 0	–

Total dividends and distributions	(.50)		(.91)	(.66)	(.17)	(.14)	(.39)

Net asset value, end of period	$ 11.47		$ 11.31	$ 12.13	$ 11.64	$ 10.21	$ 10.29

Total Return

Total investment return based on net asset value(e)	5.76%		1.86%	9.99%	15.84%	.60%	6.85%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$1,003		$1,105	$555	$570	$406	$22

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(f)‡	.53	%^	.65%	.70%	.75%	.77%	.78	%^

Expenses, before waivers/reimbursements(f)‡	1.54	%^	1.80%	2.07%	2.26%	2.75%	25.29	%^

Net investment income(c)	2.57	% ^	1.59%	1.52%	1.22%	.57%	2.03	%^

Portfolio turnover rate	31%		46%	79%	46%	69%	16%

‡ Expense ratios exclude the estimated acquired fund fees of the affiliated/unaffiliated underlying
portfolios	.46	%^	.46%	.52%	.68%	.65%	.63	%^
See footnote summary on page 261.

244 | AB MULTI-MANAGER SELECT RETIREMENT FUNDS	abfunds.com

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	AB Multi-Manager Select 2050 Fund
	Class K
	Six Months Ended January 31, 2020 (unaudited)	Year Ended July 31,				December 15, 2014(a) to July 31, 2015
		2019	2018	2017	2016

Net asset value, beginning of period	$ 11.37	$ 12.17	$ 11.68	$ 10.23	$ 10.30	$ 10.00

Income From Investment Operations

Net investment income(b)(c)	.16	.19	.21	.16	.12	.07

Net realized and unrealized gain (loss) on investment transactions	.53	(.08 )+	.97	1.47	(.04 )+	.62

Net increase in net asset value from operations	.69	.11	1.18	1.63	.08	.69

Less: Dividends and Distributions

Dividends from net investment income	(.21)	(.19)	(.21)	(.13)	(.14)	(.39)

Distributions from net realized gain on investment transactions	(.32)	(.72)	(.48)	(.05)	(.01)	– 0	–

Total dividends and distributions	(.53)	(.91)	(.69)	(.18)	(.15)	(.39)

Net asset value, end of period	$ 11.53	$ 11.37	$ 12.17	$ 11.68	$ 10.23	$ 10.30

Total Return

Total investment return based on net asset value(e)	5.97%	2.06%	10.27%	16.15%	.80%	6.97%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$29,093	$27,497	$25,090	$17,652	$14,486	$1,613

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(f)‡	.40%^	.40%	.44%	.50%	.52%	.53	%^

Expenses, before waivers/reimbursements(f)‡	1.34%^	1.49%	1.76%	1.99%	2.99%	16.29	%^

Net investment income(c)	2.71%^	1.66%	1.75%	1.50%	1.28%	1.09	%^

Portfolio turnover rate	31%	46%	79%	46%	69%	16%

‡ Expense ratios exclude the estimated acquired fund fees of the affiliated/unaffiliated underlying
portfolios	.46%^	.46%	.52%	.68%	.65%	.63	%^

See footnote summary on page 261.

abfunds.com	AB MULTI-MANAGER SELECT RETIREMENT FUNDS | 245

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

AB Multi-Manager Select 2050 Fund
Class I
Six Months Ended January 31, 2020 (unaudited)	Year Ended July 31,	December 15, 2014(a) to July 31, 2015
2019	2018	2017	2016

Net asset value, beginning of period	$ 11.65	$ 12.46	$ 11.73	$ 10.27	$ 10.32	$ 10.00

Income From Investment Operations

Net investment income(b)(c)	.17	.23	.00	(d)	.18	.17	.15

Net realized and unrealized gain (loss) on investment transactions	.54	(.08	)+	1.21	1.49	(.07	)+	.56

Net increase in net asset value from operations	.71	.15	1.21	1.67	.10	.71

Less: Dividends and Distributions

Dividends from net investment income	(.24)	(.24)	– 0	–	(.16)	(.14)	(.39)

Distributions from net realized gain on investment transactions	(.32)	(.72)	(.48)	(.05)	(.01)	– 0	–

Total dividends and distributions	(.56)	(.96)	(.48)	(.21)	(.15)	(.39)

Net asset value, end of period	$ 11.80	$ 11.65	$ 12.46	$ 11.73	$ 10.27	$ 10.32

Total Return

Total investment return based on net asset value(e)	6.03%	2.36%	10.46%	16.51%	1.05%	7.19%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$413	$409	$38	$2,389	$1,421	$1,007

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(f)‡	.15	%^	.15%	.22%	.25%	.27%	.28	%^

Expenses, before waivers/reimbursements(f)‡	1.02	%^	1.18%	1.19%	1.66%	3.58%	27.24	%^

Net investment income(c)	2.82	%^	2.03%	.03%	1.64%	1.76%	2.39	%^

Portfolio turnover rate	31%	46%	79%	46%	69%	16%

‡ Expense ratios exclude the estimated acquired fund fees of the affiliated/unaffiliated underlying
portfolios	.46	%^	.46%	.52%	.68%	.65%	.63	%^

See footnote summary on page 261.

246 | AB MULTI-MANAGER SELECT RETIREMENT FUNDS	abfunds.com

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	AB Multi-Manager Select 2050 Fund
	Class Z
	Six Months Ended January 31, 2020 (unaudited)	Year Ended July 31,				December 15, 2014(a) to July 31, 2015
		2019	2018	2017	2016

Net asset value, beginning of period	$ 11.38	$ 12.20	$ 11.72	$ 10.27	$ 10.32	$ 10.00

Income From Investment Operations

Net investment income(b)(c)	.20	.13	.21	.19	.13	.15

Net realized and unrealized gain (loss) on investment transactions	.50	.01	1.01	1.47	(.03 )+	.56

Net increase in net asset value from operations	.70	.14	1.22	1.66	.10	.71

Less: Dividends and Distributions

Dividends from net investment income	(.26)	(.24)	(.26)	(.16)	(.14)	(.39)

Distributions from net realized gain on investment transactions	(.32)	(.72)	(.48)	(.05)	(.01)	– 0	–

Total dividends and distributions	(.58)	(.96)	(.74)	(.21)	(.15)	(.39)

Net asset value, end of period	$ 11.50	$ 11.38	$ 12.20	$ 11.72	$ 10.27	$ 10.32

Total Return

Total investment return based on net asset value(e)	6.03%	2.36%	10.53%	16.47%	1.04%	7.19%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$2,139	$964	$52	$12	$11	$11

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(f)‡	.15%^	.14%	.18%	.25%	.27%	.28	%^

Expenses, before waivers/reimbursements(f)‡	.92%^	1.10%	1.34%	1.58%	4.05%	27.28	%^

Net investment income(c)	3.37%^	1.20%	1.72%	1.74%	1.36%	2.38	%^

Portfolio turnover rate	31%	46%	79%	46%	69%	16%

‡ Expense ratios exclude the estimated acquired fund fees of the affiliated/unaffiliated underlying
portfolios	.46%^	.46%	.52%	.68%	.65%	.63	%^

See footnote summary on page 261.

abfunds.com	AB MULTI-MANAGER SELECT RETIREMENT FUNDS | 247

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

AB Multi-Manager Select 2055 Fund
Class A
Six Months Ended January 31, 2020 (unaudited)	Year Ended July 31,	December 15, 2014(a) to July 31, 2015
2019	2018	2017	2016

Net asset value, beginning of period	$ 11.88	$ 12.71	$ 11.99	$ 10.39	$ 10.48	$ 10.00

Income From Investment Operations

Net investment income(b)(c)	.17	.20	.21	.14	.12	.11

Net realized and unrealized gain (loss) on investment transactions	.54	(.09	)+	1.02	1.52	(.09	)+	.58

Contributions from Affiliates	– 0	–	– 0	–	– 0	–	– 0	–	– 0	–	.00	(d)

Net increase in net asset value from operations	.71	.11	1.23	1.66	.03	.69

Less: Dividends and Distributions

Dividends from net investment income	(.19)	(.18)	(.14)	– 0	–	(.11)	(.21)

Distributions from net realized gain on investment transactions	(.29)	(.76)	(.37)	(.06)	(.01)	– 0	–

Total dividends and distributions	(.48)	(.94)	(.51)	(.06)	(.12)	(.21)

Net asset value, end of period	$ 12.11	$ 11.88	$ 12.71	$ 11.99	$ 10.39	$ 10.48

Total Return

Total investment return based on net asset value(e)	5.90%	2.00%	10.37%	16.08%	.35%	6.96%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$1,797	$1,585	$1,435	$1,094	$931	$25

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(f)‡	.40	%^	.40%	.45%	.51%	.52%	.53	%^

Expenses, before waivers/reimbursements(f)‡	1.39	%^	1.48%	1.82%	2.73%	4.64%	22.61	%^

Net investment income(c)	2.72	%^	1.72%	1.72%	1.24%	1.19%	1.73	%^

Portfolio turnover rate	31%	47%	73%	40%	71%	16%

‡ Expense ratios exclude the estimated acquired fund fees of the affiliated/unaffiliated underlying
portfolios	.46	%^	.46%	.52%	.68%	.64%	.61	%^

See footnote summary on page 261.

248 | AB MULTI-MANAGER SELECT RETIREMENT FUNDS	abfunds.com

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

AB Multi-Manager Select 2055 Fund
Class C
Six Months Ended January 31, 2020 (unaudited)	Year Ended July 31,	December 15, 2014(a) to July 31, 2015
2019	2018	2017	2016

Net asset value, beginning of period	$ 11.74	$ 12.55	$ 11.80	$ 10.30	$ 10.44	$ 10.00

Income From Investment Operations

Net investment income(b)(c)	.13	.11	.09	.05	.08	.09

Net realized and unrealized gain (loss) on investment transactions	.54	(.07	)+	1.03	1.51	(.13	)+	.56

Contributions from Affiliates	– 0	–	– 0	–	– 0	–	– 0	–	– 0	–	.00	(d)

Net increase (decrease) in net asset value from operations	.67	.04	1.12	1.56	(.05)	.65

Less: Dividends and Distributions

Dividends from net investment income	(.11)	(.09)	– 0	–	– 0	–	(.08)	(.21)

Distributions from net realized gain on investment transactions	(.29)	(.76)	(.37)	(.06)	(.01)	– 0	–

Total dividends and distributions	(.40)	(.85)	(.37)	(.06)	(.09)	(.21)

Net asset value, end of period	$ 12.01	$ 11.74	$ 12.55	$ 11.80	$ 10.30	$ 10.44

Total Return

Total investment return based on net asset value(e)	5.63%	1.31%	9.54%	15.25%	(.45)%	6.51%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$109	$104	$103	$192	$71	$11

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(f)‡	.80	%^	1.15%	1.21%	1.26%	1.27%	1.28	%^

Expenses, before waivers/reimbursements(f)‡	1.83	%^	2.27%	2.65%	3.52%	6.16%	24.47	%^

Net investment income(c)	2.18	%^	.95%	.74%	.48%	.81%	1.39	%^

Portfolio turnover rate	31%	47%	73%	40%	71%	16%

‡ Expense ratios exclude the estimated acquired fund fees of the affiliated/unaffiliated underlying
portfolios	.46	%^	.46%	.52%	.68%	.64%	.61	%^

See footnote summary on page 261.

abfunds.com	AB MULTI-MANAGER SELECT RETIREMENT FUNDS | 249

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

AB Multi-Manager Select 2055 Fund
Advisor Class
Six Months Ended January 31, 2020 (unaudited)	Year Ended July 31,	December 15, 2014(a) to July 31, 2015
2019	2018	2017	2016

Net asset value, beginning of period	$ 12.04	$ 12.88	$ 12.12	$ 10.51	$ 10.50	$ 10.00

Income From Investment Operations

Net investment income(b)(c)	.12	.22	.25	.19	.14	.04

Net realized and unrealized gain (loss) on investment transactions	.61	(.08	)+	1.03	1.52	(.09	)+	.67

Contributions from Affiliates	– 0	–	– 0	–	– 0	–	– 0	–	– 0	–	.00	(d)

Net increase in net asset value from operations	.73	.14	1.28	1.71	.05	.71

Less: Dividends and Distributions

Dividends from net investment income	(.18)	(.22)	(.15)	(.04)	(.03)	(.21)

Distributions from net realized gain on investment transactions	(.29)	(.76)	(.37)	(.06)	(.01)	– 0	–

Total dividends and distributions	(.47)	(.98)	(.52)	(.10)	(.04)	(.21)

Net asset value, end of period	$ 12.30	$ 12.04	$ 12.88	$ 12.12	$ 10.51	$ 10.50

Total Return

Total investment return based on net asset value(e)	5.95%	2.27%	10.66%	16.40%	.52%	7.18%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$1,046	$2,318	$612	$547	$466	$347

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(f)‡	.14	%^	.15%	.20%	.26%	.27%	.28	%^

Expenses, before waivers/reimbursements(f)‡	1.11	%^	1.24%	1.57%	2.51%	5.66%	22.48	%^

Net investment income(c)	2.01	%^	1.90%	1.97%	1.72%	1.37%	.69	%^

Portfolio turnover rate	31%	47%	73%	40%	71%	16%

‡ Expense ratios exclude the estimated acquired fund fees of the affiliated/unaffiliated underlying
portfolios	.46	%^	.46%	.52%	.68%	.64%	.61	%^

See footnote summary on page 261.

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FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

AB Multi-Manager Select 2055 Fund
Class R
Six Months Ended January 31, 2020 (unaudited)	Year Ended July 31,	December 15, 2014(a) to July 31, 2015
2019	2018	2017	2016

Net asset value, beginning of period	$ 11.30	$ 12.18	$ 11.58	$ 10.17	$ 10.29	$ 10.00

Income From Investment Operations

Net investment income(b)(c)	.15	.17	.21	.07	.07	.12

Net realized and unrealized gain (loss) on investment transactions	.52	(.10	)+	.94	1.52	(.07	)+	.56

Contributions from Affiliates	– 0	–	– 0	–	– 0	–	– 0	–	– 0	–	.00	(d)

Net increase in net asset value from operations	.67	.07	1.15	1.59	.00	.68

Less: Dividends and Distributions

Dividends from net investment income	(.19)	(.19)	(.18)	(.12)	(.11)	(.39)

Distributions from net realized gain on investment transactions	(.29)	(.76)	(.37)	(.06)	(.01)	– 0	–

Total dividends and distributions	(.48)	(.95)	(.55)	(.18)	(.12)	(.39)

Net asset value, end of period	$ 11.49	$ 11.30	$ 12.18	$ 11.58	$ 10.17	$ 10.29

Total Return

Total investment return based on net asset value(e)	5.81%	1.73%	10.09%	15.82%	.09%	6.85%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$712	$656	$295	$323	$66	$15

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(f)‡	.53	%^	.65%	.70%	.76%	.77%	.78	%^

Expenses, before waivers/reimbursements(f)‡	1.44	%^	1.67%	1.86%	2.12%	3.68%	22.02	%^

Net investment income(c)	2.64	%^	1.53%	1.74%	.68%	.69%	1.86	%^

Portfolio turnover rate	31%	47%	73%	40%	71%	16%

‡ Expense ratios exclude the estimated acquired fund fees of the affiliated/unaffiliated underlying
portfolios	.46	%^	.46%	.52%	.68%	.64%	.61	%^

See footnote summary on page 261.

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FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

AB Multi-Manager Select 2055 Fund
Class K
Six Months Ended January 31, 2020 (unaudited)	Year Ended July 31,	December 15, 2014(a) to July 31, 2015
2019	2018	2017	2016

Net asset value, beginning of period	$ 11.37	$ 12.22	$ 11.60	$ 10.18	$ 10.29	$ 10.00

Income From Investment Operations

Net investment income(b)(c)	.16	.19	.21	.15	.12	.07

Net realized and unrealized gain (loss) on investment transactions	.53	(.09	)+	.98	1.46	(.08	)+	.61

Contributions from Affiliates	– 0	–	– 0	–	– 0	–	– 0	–	– 0	–	.00	(d)

Net increase in net asset value from operations	.69	.10	1.19	1.61	.04	.68

Less: Dividends and Distributions

Dividends from net investment income	(.21)	(.19)	(.20)	(.13)	(.14)	(.39)

Distributions from net realized gain on investment transactions	(.29)	(.76)	(.37)	(.06)	(.01)	– 0	–

Total dividends and distributions	(.50)	(.95)	(.57)	(.19)	(.15)	(.39)

Net asset value, end of period	$ 11.56	$ 11.37	$ 12.22	$ 11.60	$ 10.18	$ 10.29

Total Return

Total investment return based on net asset value(e)	5.95%	2.03%	10.36%	16.06%	.42%	6.86%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$37,633	$34,889	$30,434	$21,441	$14,694	$1,300

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(f)‡	.40	%^	.40%	.45%	.51%	.52%	.53	%^

Expenses, before waivers/reimbursements(f)‡	1.22	%^	1.38%	1.57%	1.93%	3.08%	16.63	%^

Net investment income(c)	2.71	%^	1.67%	1.73%	1.44%	1.20%	1.14	%^

Portfolio turnover rate	31%	47%	73%	40%	71%	16%

‡ Expense ratios exclude the estimated acquired fund fees of the affiliated/unaffiliated underlying
portfolios	.46	%^	.46%	.52%	.68%	.64%	.61	%^

See footnote summary on page 261.

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FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

AB Multi-Manager Select 2055 Fund
Class I
Six Months Ended January 31, 2020 (unaudited)	Year Ended July 31,	December 15, 2014(a) to July 31, 2015
2019	2018	2017	2016

Net asset value, beginning of period	$ 11.53	$ 12.39	$ 11.65	$ 10.22	$ 10.32	$ 10.00

Income From Investment Operations

Net investment income(b)(c)	.17	.22	.06	.18	.17	.15

Net realized and unrealized gain (loss) on investment transactions	.53	(.09	)+	1.16	1.47	(.12	)+	.56

Contributions from Affiliates	– 0	–	– 0	–	– 0	–	– 0	–	– 0	–	.00	(d)

Net increase in net asset value from operations	.70	.13	1.22	1.65	.05	.71

Less: Dividends and Distributions

Dividends from net investment income	(.24)	(.23)	(.11)	(.16)	(.14)	(.39)

Distributions from net realized gain on investment transactions	(.29)	(.76)	(.37)	(.06)	(.01)	– 0	–

Total dividends and distributions	(.53)	(.99)	(.48)	(.22)	(.15)	(.39)

Net asset value, end of period	$ 11.70	$ 11.53	$ 12.39	$ 11.65	$ 10.22	$ 10.32

Total Return

Total investment return based on net asset value(e)	5.99%	2.31%	10.54%	16.43%	.57%	7.19%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$327	$287	$87	$1,801	$878	$1,007

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(f)‡	.15	%^	.15%	.24%	.26%	.27%	.28	%^

Expenses, before waivers/reimbursements(f)‡	.92	%^	1.07%	1.12%	1.61%	4.58%	21.99	%^

Net investment income(c)	2.88	%^	1.95%	.49%	1.63%	1.80%	2.39	%^

Portfolio turnover rate	31%	47%	73%	40%	71%	16%

‡ Expense ratios exclude the estimated acquired fund fees of the affiliated/unaffiliated underlying
portfolios	.46	%^	.46%	.52%	.68%	.64%	.61	%^

See footnote summary on page 261.

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FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

AB Multi-Manager Select 2055 Fund
Class Z
Six Months Ended January 31, 2020 (unaudited)	Year Ended July 31,	December 15, 2014(a) to July 31, 2015
2019	2018	2017	2016

Net asset value, beginning of period	$ 11.38	$ 12.25	$ 11.64	$ 10.22	$ 10.32	$ 10.00

Income From Investment Operations

Net investment income(b)(c)	.21	.19	.22	.18	.13	.15

Net realized and unrealized gain (loss) on investment transactions	.48	(.06	)+	1.00	1.46	(.08	)+	.56

Contributions from Affiliates	– 0	–	– 0	–	– 0	–	– 0	–	– 0	–	.00	(d)

Net increase in net asset value from operations	.69	.13	1.22	1.64	.05	.71

Less: Dividends and Distributions

Dividends from net investment income	(.25)	(.24)	(.24)	(.16)	(.14)	(.39)

Distributions from net realized gain on investment transactions	(.29)	(.76)	(.37)	(.06)	(.01)	– 0	–

Total dividends and distributions	(.54)	(1.00)	(.61)	(.22)	(.15)	(.39)

Net asset value, end of period	$ 11.53	$ 11.38	$ 12.25	$ 11.64	$ 10.22	$ 10.32

Total Return

Total investment return based on net asset value(e)	6.00%	2.32%	10.61%	16.38%	.56%	7.19%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$1,743	$550	$45	$13	$13	$11

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(f)‡	.15	%^	.15%	.18%	.26%	.27%	.28	%^

Expenses, before waivers/reimbursements(f)‡	.82	%^	.97%	1.15%	1.55%	4.27%	21.98	%^

Net investment income(c)	3.51	%^	1.73%	1.82%	1.69%	1.36%	2.38	%^

Portfolio turnover rate	31%	47%	73%	40%	71%	16%

‡ Expense ratios exclude the estimated acquired fund fees of the affiliated/unaffiliated underlying
portfolios	.46	%^	.46%	.52%	.68%	.64%	.61	%^

See footnote summary on page 261.

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FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	AB Multi-Manager Select 2060 Fund
	Class A
	Six Months Ended January 31, 2020 (unaudited)	February 1, 2019(a) to July 31, 2019

Net asset value, beginning of period	$ 10.73	$ 10.00

Income From Investment Operations

Net investment income(b)(c)	.16	.06

Net realized and unrealized gain on investment transactions	.50	.67

Net increase in net asset value from operations	.66	.73

Less: Dividends and Distributions

Dividends from net investment income	(.04)	– 0	–

Distributions from net realized gain on investment transactions	(.03)	– 0	–

Total dividends and distributions	(.07)	– 0	–

Net asset value, end of period	$ 11.32	$ 10.73

Total Return

Total investment return based on net asset value(e)	6.13%	7.30%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$34	$30

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(f)‡^	.38%^	.39	%^

Expenses, before waivers/reimbursements(f)‡^	79.67%^	143.64	%^

Net investment income(c)^	2.86%^	1.16	%^

Portfolio turnover rate	27%	18%

‡ Expense ratios exclude the estimated acquired fund fees of the affiliated/unaffiliated underlying
portfolios	.47%^	.49	%^

See footnote summary on page 261.

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FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	AB Multi-Manager Select 2060 Fund
	Class C
	Six Months Ended January 31, 2020 (unaudited)		February 1, 2019(a) to July 31, 2019

Net asset value, beginning of period	$ 10.69		$ 10.00

Income From Investment Operations

Net investment income(b)(c)	.14		.02

Net realized and unrealized gain on investment transactions	.49		.67

Net increase in net asset value from operations	.63		.69

Less: Distributions

Distributions from net realized gain on investment transactions	(.03)		– 0	–

Net asset value, end of period	$ 11.29		$ 10.69

Total Return

Total investment return based on net asset value(e)	5.92%		6.90%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$16		$15

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(f)‡^	.79	%^	1.14	%^

Expenses, before waivers/reimbursements(f)‡^	80.57	%^	148.94	%^

Net investment income(c)^	2.42	%^	.37	%^

Portfolio turnover rate	27%		18%

‡ Expense ratios exclude the estimated acquired fund fees of the affiliated/unaffiliated underlying
portfolios	.47	%^	.49	%^

See footnote summary on page 261.

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FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	AB Multi-Manager Select 2060 Fund
	Advisor Class
	Six Months Ended January 31, 2020 (unaudited)	February 1, 2019(a) to July 31, 2019

Net asset value, beginning of period	$ 10.74	$ 10.00

Income From Investment Operations

Net investment income(b)(c)	.17	.07

Net realized and unrealized gain on investment transactions	.51	.67

Net increase in net asset value from operations	.68	.74

Less: Dividends and Distributions

Dividends from net investment income	(.06)	– 0	–

Distributions from net realized gain on investment transactions	(.03)	– 0	–

Total dividends and distributions	(.09)	– 0	–

Net asset value, end of period	$ 11.33	$ 10.74

Total Return

Total investment return based on net asset value(e)	6.29%	7.40%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$215	$205

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(f)‡^	.14%^	.14	%^

Expenses, before waivers/reimbursements(f)‡^	79.92%^	150.91	%^

Net investment income(c)^	3.09%^	1.35	%^

Portfolio turnover rate	27%	18%

‡ Expense ratios exclude the estimated acquired fund fees of the affiliated/unaffiliated underlying
portfolios	.47%^	.49	%^

See footnote summary on page 261.

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FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	AB Multi-Manager Select 2060 Fund
	Class R
	Six Months Ended January 31, 2020 (unaudited)	February 1, 2019(a) to July 31, 2019

Net asset value, beginning of period	$ 10.71	$ 10.00

Income From Investment Operations

Net investment income(b)(c)	.18	.04

Net realized and unrealized gain on investment transactions	.47	.67

Net increase in net asset value from operations	.65	.71

Less: Dividends and Distributions

Dividends from net investment income	(.11)	– 0	–

Distributions from net realized gain on investment transactions	(.03)	– 0	–

Total dividends and distributions	(.14)	– 0	–

Net asset value, end of period	$ 11.22	$ 10.71

Total Return

Total investment return based on net asset value(e)	6.01%	7.10%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$26	$11

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(f)‡^	.50%^	.64	%^

Expenses, before waivers/reimbursements(f)‡^	72.94%^	150.82	%^

Net investment income(c)^	3.14%^	.84	%^

Portfolio turnover rate	27%	18%

‡ Expense ratios exclude the estimated acquired fund fees of the affiliated/unaffiliated underlying
portfolios	.47%^	.49	%^

See footnote summary on page 261.

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FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	AB Multi-Manager Select 2060 Fund
	Class K
	Six Months Ended January 31, 2020 (unaudited)	February 1, 2019(a) to July 31, 2019

Net asset value, beginning of period	$ 10.73	$ 10.00

Income From Investment Operations

Net investment income(b)(c)	.04	.06

Net realized and unrealized gain on investment transactions	.62	.67

Net increase in net asset value from operations	.66	.73

Less: Dividends and Distributions

Dividends from net investment income	(.13)	– 0	–

Distributions from net realized gain on investment transactions	(.03)	– 0	–

Total dividends and distributions	(.16)	– 0	–

Net asset value, end of period	$ 11.23	$ 10.73

Total Return

Total investment return based on net asset value(e)	6.14%	7.30%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$538	$22

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(f)‡^	.39%^	.39	%^

Expenses, before waivers/reimbursements(f)‡^	39.36%^	133.41	%^

Net investment income(c)^	.61%^	1.21	%^

Portfolio turnover rate	27%	18%

‡ Expense ratios exclude the estimated acquired fund fees of the affiliated/unaffiliated underlying
portfolios	.47%^	.49	%^

See footnote summary on page 261.

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FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	AB Multi-Manager Select 2060 Fund
	Class I
	Six Months Ended January 31, 2020 (unaudited)	February 1, 2019(a) to July 31, 2019

Net asset value, beginning of period	$ 10.74	$ 10.00

Income From Investment Operations

Net investment income(b)(c)	.17	.07

Net realized and unrealized gain on investment transactions	.50	.67

Net increase in net asset value from operations	.67	.74

Less: Dividends and Distributions

Dividends from net investment income	(.13)	– 0	–

Distributions from net realized gain on investment transactions	(.03)	– 0	–

Total dividends and distributions	(.16)	– 0	–

Net asset value, end of period	$ 11.25	$ 10.74

Total Return

Total investment return based on net asset value(e)	6.23%	7.40%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$11	$11

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(f)‡^	.14%^	.14	%^

Expenses, before waivers/reimbursements(f)‡^	79.06%^	150.26	%^

Net investment income(c)^	3.10%^	1.35	%^

Portfolio turnover rate	27%	18%

‡ Expense ratios exclude the estimated acquired fund fees of the affiliated/unaffiliated underlying
portfolios	.47%^	.49	%^

See footnote summary on page 261.

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FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	AB Multi-Manager Select 2060 Fund
	Class Z
	Six Months Ended January 31, 2020 (unaudited)	February 1, 2019(a) to July 31, 2019

Net asset value, beginning of period	$ 10.74	$ 10.00

Income From Investment Operations

Net investment income(b)(c)	.23	.05

Net realized and unrealized gain on investment transactions	.45	.69

Net increase in net asset value from operations	.68	.74

Less: Dividends and Distributions

Dividends from net investment income	(.13)	– 0	–

Distributions from net realized gain on investment transactions	(.03)	– 0	–

Total dividends and distributions	(.16)	– 0	–

Net asset value, end of period	$ 11.26	$ 10.74

Total Return

Total investment return based on net asset value(e)	6.33%	7.40%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$351	$64

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(f)‡^	.13%^	.14	%^

Expenses, before waivers/reimbursements(f)‡^	59.79%^	51.07	%^

Net investment income(c)^	4.06%^	1.09	%^

Portfolio turnover rate	27%	18%

‡ Expense ratios exclude the estimated acquired fund fees of the affiliated/unaffiliated underlying
portfolios	.47%^	.49	%^

(a)	Commencement of operations.

(b)	Based on average shares outstanding.

(c)	Net of expenses waived/reimbursed by the Adviser.

(d)	Amount is less than $.005.

(e)

Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Initial sales charges or contingent deferred sales charges are not reflected in the calculation of total investment return. Total return does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total investment return calculated for a period of less than one year is not annualized.

(f)	The expense ratios do not include expenses incurred by the Fund through its Underlying Portfolios.

+

Due to timing of sales and repurchase of capital shares, the net realized and unrealized gain (loss) per share is not in accordance with the Funds’ change in net realized and unrealized gain (loss) on investment transactions for the period.

^	Annualized.

See notes to financial statements.

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BOARD OF DIRECTORS

Marshall C. Turner, Jr.(1), Chairman Jorge A. Bermudez(1) Michael J. Downey(1) Nancy P. Jacklin(1)	Robert M. Keith, President and Chief Executive Officer Carol C. McMullen(1) Garry L. Moody(1) Earl D. Weiner(1)

OFFICERS

Daniel J. Loewy(2), Vice President Christopher H. Nikolich(2), Vice President Joseph J. Mantineo, Treasurer and Chief Financial Officer Emilie D. Wrapp, Secretary	Michael B. Reyes, Senior Analyst Phyllis J. Clarke, Controller Vincent S. Noto, Chief Compliance Officer

Custodian and Accounting Agent

State Street Bank and Trust Company
State Street Corporation CCB/5
1 Iron Street
Boston, MA 02210

Principal Underwriter

AllianceBernstein Investments, Inc.
1345 Avenue of the Americas
New York, NY 10105

Transfer Agent

AllianceBernstein Investor Services, Inc.
P.O. Box 786003
San Antonio, TX 78278-6003
Toll-Free (800) 221-5672

Independent Registered Public Accounting Firm Ernst & Young LLP 5 Times Square New York, NY 10036 Legal Counsel Seward & Kissel LLP One Battery Park Plaza New York, NY 10004

1	Member of the Audit Committee, the Governance and Nominating Committee and the Independent Directors Committee.

2

The day-to-day management of, and investment decisions for, the Funds’ portfolios are made by the Adviser’s Multi-Asset Solutions Team. Messrs. Loewy and Nikolich are the investment professionals with the most significant responsibility for the day-to-day management of the Funds’ portfolios.

262 | AB MULTI-MANAGER SELECT RETIREMENT FUNDS	abfunds.com

Information Regarding the Review and Approval of the Advisory Agreement and Sub-Advisory Agreement in Respect of Each Fund

The disinterested directors (the “directors”) of AB Cap Fund, Inc. (the “Company”) unanimously approved (i) the continuance of the Company’s Advisory Agreement with the Adviser in respect of each of the portfolios listed below (each, a “Fund” and collectively, the “Funds”) and (ii) the continuance of the Sub-Advisory Agreement (the “Sub-Advisory Agreement” and, together with the Advisory Agreement, the “Advisory Contracts”) between the Adviser and Morningstar Investment Management LLC (the “Sub-Adviser”) in respect of each Fund at a meeting held on July 30-31, 2019 (the “Meeting”).

•	AB Multi-Manager Select Retirement Allocation Fund

•	AB Multi-Manager Select 2010 Fund

•	AB Multi-Manager Select 2015 Fund

•	AB Multi-Manager Select 2020 Fund

•	AB Multi-Manager Select 2025 Fund

•	AB Multi-Manager Select 2030 Fund

•	AB Multi-Manager Select 2035 Fund

•	AB Multi-Manager Select 2040 Fund

•	AB Multi-Manager Select 2045 Fund

•	AB Multi-Manager Select 2050 Fund

•	AB Multi-Manager Select 2055 Fund

Prior to approval of the continuance of the Advisory Contracts, the directors had requested from the Adviser and the Sub-Adviser, and received and evaluated, extensive materials. They reviewed the proposed continuance of the Advisory Contracts with the Adviser and with experienced counsel who are independent of the Adviser, who advised on the relevant legal standards. The directors also reviewed additional materials, including comparative analytical data prepared by the Senior Analyst for each Fund. The directors also discussed the proposed continuances in private sessions with counsel.

The directors considered their knowledge of the nature and quality of the services provided by the Adviser to the Funds gained from their experience as directors or trustees of most of the registered investment companies advised by the Adviser, their overall confidence in the Adviser’s integrity and competence they have gained from that experience, the Adviser’s initiative in identifying and raising potential issues with the directors and its responsiveness, frankness and attention to concerns raised by the directors in the past, including the Adviser’s willingness to consider and implement organizational and operational changes designed to improve investment results and the services provided to the AB Funds. The directors noted that they have four regular meetings each year, at each of which they review

abfunds.com	AB MULTI-MANAGER SELECT RETIREMENT FUNDS | 263

extensive materials and information from the Adviser, including information on the investment performance of the Funds and the underlying funds advised by the Adviser in which the Funds invest. The directors also receive an annual presentation from the Sub-Adviser addressing the Sub-Adviser’s services to the Funds.

The directors also considered all factors they believed relevant, including the specific matters discussed below. During the course of their deliberations, the directors evaluated, among other things, the reasonableness of the advisory fee in respect of each Fund. The directors did not identify any particular information that was all-important or controlling, and different directors may have attributed different weights to the various factors. The directors determined that the selection of the Adviser to manage each Fund, and the overall arrangements (i) between each Fund and the Adviser, as provided in the Advisory Agreement, including the advisory fee and (ii) between the Adviser and the Sub-Adviser, as provided in the Sub-Advisory Agreement, including the sub-advisory fee payable by the Adviser to the Sub-Adviser, were fair and reasonable in light of the services performed, expenses incurred and such other matters as the directors considered relevant in the exercise of their business judgment. The material factors and conclusions that formed the basis for the directors’ determinations included the following:

Nature, Extent and Quality of Services Provided

The directors considered the scope and quality of services provided by the Adviser under the Advisory Agreement, including the quality of the investment research capabilities of the Adviser and the other resources it has dedicated to performing services for each Fund. The directors considered both the investment advisory services and the other non-advisory services outlined with specificity in the Advisory Agreement that are provided to each Fund by the Adviser. The directors also noted that the Adviser from time to time reviews each Fund’s investment strategies and from time to time proposes changes intended to improve the Fund’s relative or absolute performance for the directors’ consideration. They also noted the professional experience and qualifications of the Adviser’s personnel who oversee the Sub-Adviser, other members of the investment team and other senior personnel of the Adviser. The directors noted that the Advisory Agreement, unlike the advisory agreements for most of the other AB Funds, does not provide for reimbursement to the Adviser of the Adviser’s costs of providing administrative and accounting services for the Funds. These services are covered by the advisory fee.

The directors noted that each Fund invests in a mix of mutual funds advised by the Adviser (“AB Funds”) and mutual funds and exchange-traded funds managed by third parties unaffiliated with the Adviser (“External Funds” and, together with the AB Funds, “Underlying Funds”) in accordance with its target asset mix. The Adviser is responsible for the

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allocation of Fund assets among asset classes. The Sub-Adviser selects the Underlying Funds within each asset class for investment by the Funds in light of the Adviser’s specified asset allocation. The quality of administrative and other services, including the Adviser’s role in coordinating the activities of each Fund’s other service providers, also was considered. The directors concluded that, overall, they were satisfied with the nature, extent and quality of services provided to each of the Funds under the Advisory Agreement.

Costs of Services Provided and Profitability

The directors reviewed a schedule of the revenues and expenses and related notes indicating the profitability of each Fund to the Adviser for calendar years 2017 and 2018 that had been prepared with an expense allocation methodology arrived at in consultation with an independent consultant retained by the Funds’ former Senior Officer/Independent Compliance Officer. The directors noted the assumptions and methods of allocation used by the Adviser in preparing fund-specific profitability data and understood that there are a number of potentially acceptable allocation methodologies for information of this type. The directors noted that the profitability information reflected all revenues and expenses of the Adviser’s relationships with the Funds, including those relating to its subsidiaries that provide transfer agency, distribution and brokerage services to the Funds. The directors recognized that it is difficult to make comparisons of the profitability of the Advisory Agreement with the profitability of fund advisory contracts for unaffiliated funds because comparative information is not generally publicly available and is affected by numerous factors. The directors focused on the profitability of the Adviser’s relationships with the Funds before taxes and distribution expenses. The directors noted that the Funds were not profitable to the Adviser in the periods reviewed.

Fall-Out Benefits

The directors considered the other benefits to the Adviser and its affiliates from their relationships with the Funds and the underlying funds advised by the Adviser in which the Funds invest, including, but not limited to, benefits relating to soft dollar arrangements (whereby investment advisers receive brokerage and research services from brokers that execute agency transactions for their clients); 12b-1 fees and sales charges received by the Funds’ principal underwriter (which is a wholly owned subsidiary of the Adviser) in respect of certain classes of the Funds’ shares; brokerage commissions paid by the Funds to brokers affiliated with the Adviser; and transfer agency fees paid by the Funds to a wholly owned subsidiary of the Adviser. The directors recognized that each Fund’s unprofitability to the Adviser would be exacerbated without these benefits. The directors understood that the Adviser also might derive reputational and other benefits from its association with the Funds.

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Investment Results

In addition to the information reviewed by the directors in connection with the Meeting, the directors receive detailed performance information for each Fund at each regular Board meeting during the year.

At the Meeting, the directors reviewed performance information prepared by an independent service provider (the “15(c) service provider”), showing the performance of the Class A Shares of each Fund against a group of similar funds (“peer group”) and a larger group of similar funds (“peer universe”), each selected by the 15(c) service provider, and information prepared by the Adviser showing performance of the Class A Shares against a broad-based securities market index, in each case for the 1- and 3-year periods ended May 31, 2019 and (in the case of comparisons with the broad-based securities market index) for the period from inception. Based on their review, and in the case of each of AB Multi-Manager Select Retirement Allocation Fund, AB Multi-Manager Select 2010 Fund, AB Multi-Manager Select 2015 Fund and AB Multi-Manager Select 2055 Fund, their discussion with the Adviser of the reasons for these Funds’ underperformance in the periods reviewed, the directors concluded that each Fund’s investment performance was acceptable.

Advisory Fee and Other Expenses

The directors considered the advisory fee rate payable by each Fund to the Adviser and information prepared by the 15(c) service provider concerning advisory fee rates payable by other funds in the same category as such Fund. The directors recognized that it is difficult to make comparisons of advisory fees because there are variations in the services that are included in the fees paid by other funds. The directors compared each Fund’s contractual advisory fee rate with a peer group median and noted that it was above the median in the case of each of AB Multi-Manager Select 2020 Fund, AB Multi- Manager Select 2030 Fund, AB Multi-Manager Select 2040 Fund and AB Multi-Manager Select 2050 Fund.

The directors also considered the Adviser’s fee schedule for other clients utilizing investment strategies similar to the Funds’. For this purpose, they reviewed the relevant advisory fee information from the Adviser’s Form ADV and in a report from the Funds’ Senior Analyst and noted the differences between each Fund’s fee schedule, on the one hand, and the Adviser’s institutional fee schedule and the schedule of fees charged by the Adviser to any offshore funds and for services to any sub-advised funds utilizing investment strategies similar to the Fund’s, on the other. The directors noted that the Adviser may, in some cases, agree to fee rates with large institutional clients that are lower than those reviewed by the directors and that they had previously discussed with the Adviser its policies in respect of such arrangements. The directors previously discussed these matters with an independent fee consultant.

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The Adviser reviewed with the directors the significantly greater scope of the services it provides to each Fund relative to institutional, offshore fund and sub-advised fund clients. In this regard, the Adviser noted, among other things, that, compared to institutional and offshore or sub-advisory accounts, each Fund (i) demands considerably more portfolio management, research and trading resources due to significantly higher daily cash flows; (ii) has more tax and regulatory restrictions and compliance obligations; (iii) must prepare and file or distribute regulatory and other communications about fund operations; and (iv) must provide shareholder servicing to retail investors. The Adviser also reviewed the greater legal risks presented by the large and changing population of Fund shareholders who may assert claims against the Adviser in individual or class actions, and the greater entrepreneurial risk in offering new fund products, which require substantial investment to launch, may not succeed, and generally must be priced to compete with larger, more established funds resulting in lack of profitability to the Adviser until a new fund achieves scale. In light of the substantial differences in services rendered by the Adviser to institutional, offshore fund and sub-advised fund clients as compared to the Funds, and the different risk profile, the directors considered these fee comparisons inapt and did not place significant weight on them in their deliberations.

The directors noted that each Fund invests in External Funds pursuant to a Fund of Funds Order from the SEC. The directors concluded that the advisory fee for each Fund is for services provided that are in addition to, rather than duplicative of, the services provided under the advisory contracts of the External Funds.

In connection with their review of each Fund’s advisory fee, the directors also considered the total expense ratio (excluding interest expense) of the Class A shares of each Fund in comparison to a peer group and a peer universe selected by the 15(c) service provider. The Class A expense ratio of each Fund was based on the Fund’s latest fiscal year and the directors considered the Adviser’s expense cap for such Fund. The directors noted that it was likely that the expense ratios of some of the other funds in each Fund’s category were lowered by waivers or reimbursements by those funds’ investment advisers, which in some cases might be voluntary or temporary. The directors view expense ratio information as relevant to their evaluation of the Adviser’s services because the Adviser is responsible for coordinating services provided to the Funds by others. The directors noted that in the case of each of AB Multi-Manager Select 2010 Fund and AB Multi-Manager Select 2015 Fund, the Fund’s expense ratio was above its peer universe median. After reviewing and discussing the Adviser’s explanations of the reasons for this, the directors concluded that the expense ratio for each such Fund and the other Funds was acceptable.

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Approval of Sub-Advisory Agreement

Nature, Extent and Quality of Services Provided and Performance

In determining to approve continuance of the Sub-Advisory Agreement, the directors relied to a significant extent on the due diligence review performed by the Adviser to develop a recommendation to the directors for the Sub-Adviser to continue to serve as sub-adviser for each of the Funds. The directors also reviewed extensive materials concerning the Sub-Adviser. The directors’ review of the Sub-Adviser and the nature and quality of the services provided by it covered, among other things: (i) the Sub-Adviser’s operations and principal business activities, services provided by the Sub-Adviser and senior and professional personnel who perform services for the Funds, (ii) investment advisory services provided by the Sub-Adviser to the Funds, and (iii) the Sub-Adviser’s compliance structure and program.

Cost of Services Provided and Profitability

The directors considered the amount and competitiveness of the sub-advisory fee payable to the Sub-Adviser, noting that such fee had been negotiated by the Adviser (which is not affiliated with the Sub-Adviser) and that the sub-advisory fee was payable by the Adviser out of the advisory fee paid to the Adviser by the Funds. They also considered profitability information that the Adviser obtained from the Sub-Adviser.

Economies of Scale

The directors noted that the advisory fee schedule for the Funds does not contain breakpoints and that they had discussed their strong preference for breakpoints in advisory contracts with the Adviser. The directors noted that the sub-advisory fee schedule for the Funds contains a breakpoint that reduces the fee rate on assets above a specified level. The sub-advisory fee schedule also provides for an annual minimum fee. The directors recognized that, because the Sub-Adviser’s fee schedule includes a breakpoint which the Adviser’s fee schedule does not, the Adviser would retain a larger fee on a percentage basis as the Funds grow. The directors took into consideration prior presentations by an independent consultant on economies of scale in the mutual fund industry and for the AB Funds, and presentations from time to time by the Adviser concerning certain of its views on economies of scale. The directors also previously discussed economies of scale with an independent fee consultant. The directors also had requested and received from the Adviser certain updates on economies of scale in advance of the Meeting. The directors believe that economies of scale may be realized (if at all) by the Adviser and the Sub-Adviser across a variety of products and services, and not only in respect of a single fund. The directors noted that there is no established methodology for setting breakpoints that give effect to the fund-specific services provided by a fund’s adviser or sub-adviser and to the economies of scale that an adviser or sub-adviser may realize in its overall mutual fund or asset management business or those components of it which directly or indirectly affect a fund’s operations. The directors

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observed that in the mutual fund industry as a whole, as well as among funds similar to the Funds, there is no uniformity or pattern in the fees and asset levels at which breakpoints (if any) apply. The directors also noted that the advisory agreements for many funds do not have breakpoints at all. The directors informed the Adviser that they would monitor each Fund’s assets (which were well below the level at which they would anticipate adding an initial breakpoint) and its profitability (currently unprofitable) to the Adviser and anticipated revisiting the question of breakpoints in the advisory fee schedule in the future if circumstances warranted doing so.

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Information Regarding the Review and Approval of the Advisory Agreement, New Advisory Agreements and Sub-Advisory Agreement in Respect of AB Multi-Manager Select 2060 Fund

The disinterested directors (the “directors”) of AB Cap Fund, Inc. (the “Company”) unanimously approved the Company’s Advisory Agreement with the Adviser in respect of AB Multi-Manager Select 2060 Fund (the “Fund”) for an initial two-year period at a meeting held on November 6-8, 2018 (the “Meeting”), as well as new Advisory Agreements with the same terms (together with the Advisory Agreement, the “Advisory Agreements”) in connection with the plans of AXA S.A. to sell its remaining interest in AXA Equitable Holdings, Inc. (the indirect holder of a majority of the partnership interests in the Adviser and the indirect parent of AllianceBernstein Corporation, the general partner of the Adviser), subject to market conditions, in one or more transactions that may be deemed to involve an “assignment” of one or more advisory agreements between the Adviser and the Company in respect of the Fund. The directors also approved the Sub-Advisory Agreement between the Adviser and Morningstar Investment Management LLC (the “Sub-Adviser”) in respect of the Fund for an initial two-year period.

Prior to approval of the Advisory Agreements, the directors had requested from the Adviser, and received and evaluated, extensive materials. They reviewed the proposed Advisory Agreements with the Adviser and with experienced counsel who are independent of the Adviser, who advised on the relevant legal standards. The directors also reviewed additional materials, including materials from an outside consultant, who acted as their independent fee consultant, and comparative analytical data prepared by the Senior Analyst for the Fund. The directors also discussed the proposed approval in private sessions with counsel.

The directors considered their knowledge of the nature and quality of the services to be provided by the Adviser to the Fund gained from their experience as directors or trustees of most of the registered investment companies advised by the Adviser, their overall confidence in the Adviser’s integrity and competence they have gained from that experience, the Adviser’s initiative in identifying and raising potential issues with the directors and its responsiveness, frankness and attention to concerns raised by the directors in the past, including the Adviser’s willingness to consider and implement organizational and operational changes designed to improve investment results and the services provided to the AB Funds. The directors noted that they have four regular meetings each year, at each of which they review extensive materials and information from the Adviser, including information on the investment performance of the AB Funds.

The directors also considered all factors they believed relevant, including the specific matters discussed below. During the course of their deliberations, the directors evaluated, among other things, the reasonableness of the proposed advisory fee. The directors did not identify any particular

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information that was all-important or controlling, and different directors may have attributed different weights to the various factors. The directors determined that the selection of the Adviser to manage the Fund and the overall arrangements (i) between the Fund and the Adviser, as provided in the Advisory Agreements, including the proposed advisory fee, and (ii) between the Adviser and the Sub-Adviser, as provided in the Sub-Advisory Agreement, including the sub-advisory fee payable by the Adviser to the Sub-Adviser, were fair and reasonable in light of the services to be performed, expenses to be incurred and such other matters as the directors considered relevant in the exercise of their business judgment. The material factors and conclusions that formed the basis for the directors’ determinations included the following:

Nature, Extent and Quality of Services to be Provided

The directors considered the scope and quality of services to be provided by the Adviser under the Advisory Agreements, including the quality of the investment research capabilities of the Adviser and the other resources it has dedicated to performing services for the AB Funds. The directors considered both the investment advisory services and the other non-advisory services outlined with specificity in the Advisory Agreements that would be provided to the Fund by the Adviser. They also noted the professional experience and qualifications of the Adviser’s personnel who oversee the Sub-Adviser, other members of the investment team and other senior personnel of the Adviser. The directors noted that the Advisory Agreements, unlike the advisory agreements for most of the other AB Funds, do not provide for reimbursement to the Adviser of the Adviser’s costs of providing administrative and accounting services for the Fund. These services will be covered by the advisory fee.

The directors noted that the Fund will invest in a mix of mutual funds advised by the Adviser (“AB Funds”) and mutual funds and exchange-traded funds managed by third parties unaffiliated with the Adviser (“External Funds” and, together with the AB Funds, “Underlying Funds”) consistent with its target asset mix. The Adviser is responsible for the allocation of Fund assets among asset classes. The Sub-Adviser selects the Underlying Funds within each asset class for investment by the Fund in light of the Adviser’s specified asset allocation. The quality of administrative and other services, including the Adviser’s role in coordinating the activities of the Fund’s other service providers, also was considered. The directors concluded that, overall, they were satisfied with the nature, extent and quality of services to be provided to the Fund under the Advisory Agreements.

Costs of Services to be Provided and Profitability

Because the Fund had not yet commenced operations, the directors were unable to consider historical information about the profitability of the Fund. However, the Adviser agreed to provide the directors with profitability information in connection with future proposed continuances of the Advisory Agreements. They also considered the costs to be borne by the

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Adviser in providing services to the Fund and that the Fund was unlikely to be profitable to the Adviser unless it achieves a material level of net assets.

Fall-Out Benefits

The directors considered the other benefits to the Adviser and its affiliates from their proposed relationships with the Fund and the underlying funds advised by the Adviser in which the Fund will invest, including, but not limited to, benefits relating to soft dollar arrangements (whereby investment advisers receive brokerage and research services from brokers that execute agency transactions for their clients); 12b-1 fees and sales charges to be received by the Fund’s principal underwriter (which is a wholly owned subsidiary of the Adviser) in respect of certain classes of the Fund’s shares; brokerage commissions to be paid by the Fund to brokers affiliated with the Adviser; and transfer agency fees to be paid by the Fund to a wholly owned subsidiary of the Adviser. The directors recognized that the Adviser’s future profitability would be somewhat lower without these benefits. The directors understood that the Adviser also might derive reputational and other benefits from its association with the Fund.

Investment Results

Since the Fund had not yet commenced operations, no performance or other historical information for the Fund was available. Based on the Adviser’s written and oral presentations regarding the proposed management of the Fund and their general knowledge and confidence in the Adviser’s expertise in managing mutual funds, the directors concluded that they were satisfied that the Adviser was capable of providing high quality Fund management services to the Fund.

Advisory Fees and Other Expenses

The directors considered the proposed advisory fee rate payable by the Fund to the Adviser and information prepared by an independent service provider (the “15(c) service provider”), concerning advisory fee rates payable by other funds in the same category as the Fund, based on the Fund’s projected net assets of $250 million. The directors recognized that it is difficult to make comparisons of advisory fees because there are variations in the services that are included in the fees paid by other funds. The directors considered the Fund’s proposed contractual advisory fee rate with a peer group median.

The directors also considered the Adviser’s fee schedule for other clients pursuing a similar investment style to the Fund. For this purpose, they reviewed the relevant advisory fee information from the Adviser’s Form ADV and in a report from the Fund’s Senior Analyst and noted the differences between the Fund’s proposed fee schedule, on the one hand, and the Adviser’s institutional fee schedule, on the other. The directors noted that the Adviser may, in some cases, agree to fee rates with large institutional clients that are lower than those reviewed by the directors and that

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they had previously discussed with the Adviser its policies in respect of such arrangements. The directors also discussed these matters with their independent fee consultant.

The Adviser reviewed with the directors the significantly greater scope of the services it will provide to the Fund relative to institutional clients. In this regard, the Adviser noted, among other things, that, compared to institutional accounts, the Fund (i) demands considerably more portfolio management, research and trading resources due to significantly higher daily cash flows; (ii) has more tax and regulatory restrictions and compliance obligations; (iii) must prepare and file or distribute regulatory and other communications about fund operations; and (iv) must provide shareholder servicing to retail investors. The Adviser also reviewed the greater legal risks presented by the large and changing population of Fund shareholders who may assert claims against the Adviser in individual or class actions, and the greater entrepreneurial risk in offering new fund products, which require substantial investment to launch, may not succeed, and generally must be priced to compete with larger, more established funds resulting in lack of profitability to the Adviser until a new fund achieves scale. In light of the substantial differences in services rendered by the Adviser to institutional clients as compared to the Fund, the directors considered these fee comparisons inapt and did not place significant weight on them in their deliberations.

The directors noted that the Fund will invest in External Funds pursuant to a Fund of Funds Order from the SEC. The directors concluded that the proposed advisory fee for the Fund would be paid for services that would be in addition to, rather than duplicative of, the services provided under the advisory contracts of the External Funds.

In connection with their review of the Fund’s proposed advisory fee, the directors also considered the projected total expense ratio of the Class A shares of the Fund in comparison to a peer group and a peer universe selected by the 15(c) service provider. The directors also considered the Adviser’s proposed expense cap for the Fund for a one year period and noted that it was likely that the expense ratios of some of the other funds in the Fund’s category were lowered by waivers or reimbursements by those funds’ investment advisers, which in some cases might be voluntary or temporary. The directors view the projected expense ratio information as relevant to their evaluation of the Adviser’s services because the Adviser is responsible for coordinating services provided to the Fund by others. Based on their review, the directors concluded that the Fund’s projected expense ratio was acceptable.

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Approval of Sub-Advisory Agreement

Nature, Extent and Quality of Services to be Provided and Performance

In determining to approve the Sub-Advisory Agreement, the directors relied to a significant extent on the due diligence review performed by the Adviser to develop a recommendation to the directors for the Sub-Adviser to serve as sub-adviser for the Fund. The directors’ review of the Sub-Adviser and the nature and quality of the services to be provided by it covered, among other things: (i) the Sub-Adviser’s operations and principal business activities, services to be provided by the Sub-Adviser and senior and professional personnel who will perform services for the Fund, (ii) investment advisory services to be provided by the Sub-Adviser to the Fund, and (iii) the Sub-Adviser’s compliance structure and program.

Cost of Services to be Provided and Profitability

The directors considered the amount and competitiveness of the sub-advisory fee payable to the Sub-Adviser, noting that such fee had been negotiated by the Adviser (which is not affiliated with the Sub-Adviser) and was payable by the Adviser out of the advisory fee paid to the Adviser by the Fund. They noted that the Sub-Adviser had agreed to provide information about the profitability of its relationship with the Fund and collateral benefits from such relationship in connection with future continuances of the Sub-Advisory Agreement.

Economies of Scale

The directors noted that the proposed advisory fee schedule for the Fund does not contain breakpoints and that they had discussed their strong preference for breakpoints in advisory contracts with the Adviser. The directors noted that the proposed sub-advisory fee schedule for the Fund contains a breakpoint that reduces the fee rate on assets above a specified level. The sub-advisory fee schedule also provides for an annual minimum fee. The directors recognized that, because the Sub-Adviser’s fee schedule includes a breakpoint which the Adviser’s fee schedule does not, the Adviser would retain a larger fee on a percentage basis as the Fund grows. The directors took into consideration presentations by an independent consultant on economies of scale in the mutual fund industry and for the AB Funds, and presentations from time to time by the Adviser concerning certain of its views on economies of scale. The directors also discussed economies of scale with their independent fee consultant. The directors also had requested and received from the Adviser certain updates on economies of scale in advance of the Meeting. The directors believe that economies of scale may be realized (if at all) by the Adviser and the Sub-Adviser across a variety of products and services, and not only in respect of a single fund. The directors noted that there is no established methodology for setting breakpoints that give effect to the fund-specific services provided by a fund’s adviser or sub-adviser and to the economies of scale that an adviser or sub-adviser may realize in its overall

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mutual fund or asset management business or those components of it which directly or indirectly affect a fund’s operations. The directors observed that in the mutual fund industry as a whole, as well as among funds similar to the Fund, there is no uniformity or pattern in the fees and asset levels at which breakpoints (if any) apply. The directors also noted that the advisory agreements for many funds do not have breakpoints at all. The directors informed the Adviser that they would monitor the Fund’s asset levels and its profitability to the Adviser and anticipated revisiting the question of breakpoints in the advisory fee schedule in the future if circumstances warranted doing so.

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This page is not part of the Shareholder Report or the Financial Statements.

AB FAMILY OF FUNDS

US EQUITY

CORE

Core Opportunities Fund

FlexFee™ US Thematic Portfolio

Select US Equity Portfolio

GROWTH

Concentrated Growth Fund

Discovery Growth Fund

FlexFee™ Large Cap Growth Portfolio

Growth Fund

Large Cap Growth Fund

Small Cap Growth Portfolio

VALUE

Discovery Value Fund

Equity Income Fund

Relative Value Fund

Small Cap Value Portfolio

Value Fund

INTERNATIONAL/ GLOBAL EQUITY

CORE

FlexFee™ International Strategic Core Portfolio

Global Core Equity Portfolio

International Portfolio

International Strategic Core Portfolio

Sustainable Global Thematic Fund

Tax-Managed International Portfolio

Tax-Managed Wealth Appreciation Strategy

Wealth Appreciation Strategy

GROWTH

Concentrated International Growth Portfolio

FlexFee™ Emerging Markets Growth Portfolio

Sustainable International Thematic Fund

INTERNATIONAL/ GLOBAL EQUITY (continued)

VALUE

All China Equity Portfolio

International Value Fund

FIXED INCOME

MUNICIPAL

High Income Municipal Portfolio

Intermediate California Municipal Portfolio

Intermediate Diversified Municipal Portfolio

Intermediate New York Municipal Portfolio

Municipal Bond Inflation Strategy

Tax-Aware Fixed Income Opportunities Portfolio1

National Portfolio

Arizona Portfolio

California Portfolio

Massachusetts Portfolio

Minnesota Portfolio

New Jersey Portfolio

New York Portfolio

Ohio Portfolio

Pennsylvania Portfolio

Virginia Portfolio

TAXABLE

Bond Inflation Strategy

FlexFee™ High Yield Portfolio

FlexFee™ International Bond Portfolio

Global Bond Fund

High Income Fund

Income Fund

Intermediate Duration Portfolio

Limited Duration High Income Portfolio

Short Duration Income Portfolio

Short Duration Portfolio

Total Return Bond Portfolio1

ALTERNATIVES

All Market Real Return Portfolio

Global Real Estate Investment Fund

Select US Long/Short Portfolio

Unconstrained Bond Fund

MULTI-ASSET

All Market Income Portfolio

All Market Total Return Portfolio

Conservative Wealth Strategy

Emerging Markets Multi-Asset Portfolio

Global Risk Allocation Fund

Tax-Managed All Market Income Portfolio

TARGET-DATE

Multi-Manager Select Retirement Allocation Fund

Multi-Manager Select 2010 Fund

Multi-Manager Select 2015 Fund

Multi-Manager Select 2020 Fund

Multi-Manager Select 2025 Fund

Multi-Manager Select 2030 Fund

Multi-Manager Select 2035 Fund

Multi-Manager Select 2040 Fund

Multi-Manager Select 2045 Fund

Multi-Manager Select 2050 Fund

Multi-Manager Select 2055 Fund

Multi-Manager Select 2060 Fund

CLOSED-END FUNDS

AllianceBernstein Global High Income Fund

AllianceBernstein National Municipal Income Fund

We also offer Government Money Market Portfolio, which serves as the money market fund exchange vehicle for the AB mutual funds. You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The Fund may impose a fee upon sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

Investors should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. For copies of our prospectus or summary prospectus, which contain this and other information, visit us online at www.abfunds.com or contact your AB representative. Please read the prospectus and/or summary prospectus carefully before investing.

1

Prior to July 12, 2019, Total Return Bond Portfolio was named Intermediate Bond Portfolio; prior to February 5, 2020, Tax-Aware Fixed Income Opportunities Portfolio was named Tax-Aware Fixed Income Portfolio.

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NOTES

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NOTES

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NOTES

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NOTES

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AB MULTI-MANAGER SELECT RETIREMENT FUNDS

1345 Avenue of the Americas

New York, NY 10105

800 221 5672

MMSR-0152-0120

JAN    01.31.20

SEMI-ANNUAL REPORT

AB SMALL CAP GROWTH PORTFOLIO

Beginning January 1, 2021, as permitted by new regulations adopted by the Securities and Exchange Commission, the Fund’s annual and semi-annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website address to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically at any time by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by calling the Fund at (800) 221 5672.

You may elect to receive all future reports in paper form free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports; if you invest directly with the Fund, you can call the Fund at (800) 221 5672. Your election to receive reports in paper form will apply to all funds held in your account with your financial intermediary or, if you invest directly, to all AB Mutual Funds you hold.

Investment Products Offered	• Are Not FDIC Insured • May Lose Value • Are Not Bank Guaranteed

Investors should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. For copies of our prospectus or summary prospectus, which contain this and other information, visit us online at www.abfunds.com or contact your AB representative. Please read the prospectus and/or summary prospectus carefully before investing.

This shareholder report must be preceded or accompanied by the Fund’s prospectus for individuals who are not current shareholders of the Fund.

You may obtain a description of the Fund’s proxy voting policies and procedures, and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge. Simply visit AB’s website at www.abfunds.com, or go to the Securities and Exchange Commission’s (the “Commission”) website at www.sec.gov, or call AB at (800) 227 4618.

The Fund files its complete schedule of portfolio holdings with the Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT reports are available on the Commission’s website at www.sec.gov. The Fund’s Forms N-PORT may also be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling (800) SEC 0330. AB publishes full portfolio holdings for the Fund monthly at www.abfunds.com.

AllianceBernstein Investments, Inc. (ABI) is the distributor of the AB family of mutual funds. ABI is a member of FINRA and is an affiliate of AllianceBernstein L.P., the Adviser of the funds.

The [A/B] logo is a registered service mark of AllianceBernstein and AllianceBernstein® is a registered service mark used by permission of the owner, AllianceBernstein L.P.

FROM THE PRESIDENT

Dear Shareholder,

We are pleased to provide this report for AB Small Cap Growth Portfolio (the “Fund”). Please review the discussion of Fund performance, the market conditions during the reporting period and the Fund’s investment strategy.

As always, AB strives to keep clients ahead of what’s next by:

+	Transforming uncommon insights into uncommon knowledge with a global research scope

+	Navigating markets with seasoned investment experience and sophisticated solutions

+	Providing thoughtful investment insights and actionable ideas

Whether you’re an individual investor or a multi-billion-dollar institution, we put knowledge and experience to work for you.

AB’s global research organization connects and collaborates across platforms and teams to deliver impactful insights and innovative products. Better insights lead to better opportunities—anywhere in the world.

For additional information about AB’s range of products and shareholder resources, please log on to www.abfunds.com.

Thank you for your investment in the AB Mutual Funds.

Sincerely,

Robert M. Keith

President and Chief Executive Officer, AB Mutual Funds

abfunds.com	AB SMALL CAP GROWTH PORTFOLIO | 1

SEMI-ANNUAL REPORT

March 9, 2020

This report provides management’s discussion of fund performance for AB Small Cap Growth Portfolio for the semi-annual reporting period ended January 31, 2020.

The Fund’s investment objective is long-term growth of capital.

NAV RETURNS AS OF JANUARY 31, 2020 (unaudited)

	6 Months	12 Months

AB SMALL CAP GROWTH PORTFOLIO

Class A Shares	2.20%	19.96%

Class C Shares	1.78%	19.03%

Advisor Class Shares[1]	2.29%	20.24%

Class R Shares[1]	1.97%	19.47%

Class K Shares[1]	2.22%	20.05%

Class I Shares[1]	2.31%	20.25%

Class Z Shares[1]	2.36%	20.38%

Russell 2000 Growth Index	4.55%	13.91%

1

Please note that these share classes are for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or investment advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Fund.

Please keep in mind that high, double-digit returns are highly unusual and cannot be sustained. Investors should also be aware that these returns were primarily achieved during favorable market conditions.

INVESTMENT RESULTS

The table above shows the Fund’s performance compared to its benchmark, the Russell 2000 Growth Index, for the six- and 12-month periods ended January 31, 2020.

All share classes of the Fund underperformed the benchmark for the six-month period, but outperformed for the 12-month period, before sales charges. For the six-month period, security selection within the consumer discretionary and technology sectors detracted, relative to the benchmark, while selection in health care and financials contributed. An overweight to consumer staples and an underweight to real estate detracted, and underweights in communication services and materials contributed.

For the 12-month period, security selection within health care contributed, while selection in materials detracted. An underweight to communication services and materials contributed, while cash balances held for transactional purposes were a drag on relative performance, as was an overweight to consumer staples.

The Fund did not utilize derivatives during either period.

2 | AB SMALL CAP GROWTH PORTFOLIO	abfunds.com

MARKET REVIEW AND INVESTMENT STRATEGY

US stocks rallied during the six-month period ended January 31, 2020. While equity markets experienced periods of heightened volatility and global economic weakness persisted, a potential resolution to the US-China trade dispute, supportive monetary policy from global central banks and improving economic data balanced the overall outlook for investors throughout much of the period. Although low unemployment and relatively strong consumer spending continued to support the US economic expansion, the US Federal Reserve continued to ease monetary policy and reduced rates twice to combat global economic headwinds. Dovish monetary policy from other central banks supported capital markets as global growth continued to slow, and helped to staunch volatility. The much-anticipated phase-one US-China trade accord, indications of stabilizing global growth and strong corporate earnings sparked a rally that sent global markets higher; however, volatility returned, and markets retreated broadly on fears surrounding the outbreak of a novel coronavirus in China. For the most part, growth stocks continued to outperform value stocks over the entire period, and large-cap stocks outperformed their small-cap peers.

Growing turmoil from the spread of the coronavirus, and the potential for an enduring and significant adverse impact on global economies, have driven a sharp increase in volatility across markets and a strong flight to quality. The Adviser will continue to monitor the evolving situation and its impact on client portfolios closely.

The Fund continues to be built from the bottom up, with an emphasis on companies that can deliver fundamental outperformance. The Fund remains overweight secular growth companies that have unique drivers or company-specific initiatives to support their future earnings growth, regardless of the macro backdrop. At the end of the reporting period, consumer discretionary and technology reflected the Fund’s largest overweights, while real estate and communication services were notable underweights, relative to the benchmark.

INVESTMENT POLICIES

The Fund invests primarily in a diversified portfolio of equity securities of issuers with relatively smaller capitalizations as compared to the overall US market. Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities of smaller companies. For these purposes, “smaller companies” are those that, at the time of investment, fall within the lowest 20% of the total US equity market capitalization (excluding, for purposes of this calculation, companies with market capitalizations of less than $10 million). Because the Fund’s definition of smaller companies is dynamic, the limits on market capitalization will change with the markets.

(continued on next page)

abfunds.com	AB SMALL CAP GROWTH PORTFOLIO | 3

The Fund may invest in any company and industry and in any type of equity security with potential for capital appreciation. It invests in well-known and established companies and in new and less-seasoned companies. The Fund’s investment policies emphasize investments in companies that are demonstrating improving financial results and a favorable earnings outlook. The Fund may invest in foreign securities. The Fund may periodically invest in the securities of companies that are expected to appreciate due to a development particularly or uniquely applicable to that company regardless of general business conditions or movements of the market as a whole.

The Fund invests primarily in equity securities but may also invest in other types of securities, such as preferred stocks. The Fund may, at times, invest in shares of exchange-traded funds (“ETFs”) in lieu of making direct investments in securities. ETFs may provide more efficient and economical exposure to the types of companies and geographic locations in which the Fund seeks to invest than direct investments. The Fund may also invest up to 20% of its total assets in rights or warrants.

The Fund may enter into derivatives transactions, such as options, futures contracts, forwards and swaps. The Fund may use options strategies involving the purchase and/or writing of various combinations of call and/or put options, including on individual securities and stock indices, futures contracts (including futures contracts on individual securities and stock indices) or shares of ETFs. These transactions may be used, for example, in an effort to earn extra income, to adjust exposure to individual securities or markets, or to protect all or a portion of the Fund’s portfolio from a decline in value, sometimes within certain ranges.

4 | AB SMALL CAP GROWTH PORTFOLIO	abfunds.com

DISCLOSURES AND RISKS

Benchmark Disclosure

The Russell 2000® Growth Index is unmanaged and does not reflect fees and expenses associated with the active management of a mutual fund portfolio. The Russell 2000 Growth Index represents the performance of small-cap growth companies within the US. An investor cannot invest directly in an index, and its results are not indicative of the performance for any specific investment, including the Fund.

A Word About Risk

Market Risk: The value of the Fund’s assets will fluctuate as the stock or bond market fluctuates. The value of its investments may decline, sometimes rapidly and unpredictably, simply because of economic changes or other events, including public health crises (including the occurrence of a contagious disease or illness), that affect large portions of the market. It includes the risk that a particular style of investing, such as growth, may underperform the market generally.

Sector Risk: The Fund may have more risk because it may invest to a significant extent in one or more particular market sectors, such as the information-technology or health-care sector. To the extent it does so, market or economic factors affecting the relevant sector(s) could have a major effect on the value of the Fund’s investments.

Capitalization Risk: Investments in small- and mid-capitalization companies may be more volatile than investments in large-capitalization companies. Investments in small-capitalization companies may have additional risks because these companies have limited product lines, markets or financial resources.

Foreign (Non-US) Risk: Investments in securities of non-US issuers may involve more risk than those of US issuers. These securities may fluctuate more widely in price and may be more difficult to trade due to adverse market, economic, political, regulatory or other factors.

Derivatives Risk: Derivatives may be difficult to price or unwind and leveraged so that small changes may produce disproportionate losses for the Fund. Derivatives, especially over-the-counter derivatives, are also subject to counterparty risk.

Management Risk: The Fund is subject to management risk because it is an actively managed investment fund. The Adviser will apply its investment techniques and risk analyses in making investment decisions for the Fund, but there is no guarantee that its techniques will produce the intended results.

These risks are fully discussed in the Fund’s prospectus. As with all investments, you may lose money by investing in the Fund.

abfunds.com	AB SMALL CAP GROWTH PORTFOLIO | 5

DISCLOSURES AND RISKS (continued)

An Important Note About Historical Performance

The investment return and principal value of an investment in the Fund will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. Performance shown in this report represents past performance and does not guarantee future results. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by visiting www.abfunds.com. Class B shares are no longer being offered. Effective November 7, 2019, all outstanding Class B shares were converted to Class A shares. Please see Note A for more information.

All fees and expenses related to the operation of the Fund have been deducted. Net asset value (“NAV”) returns do not reflect sales charges; if sales charges were reflected, the Fund’s quoted performance would be lower. SEC returns reflect the applicable sales charges for each share class: a 4.25% maximum front-end sales charge for Class A shares and a 1% 1-year contingent deferred sales charge for Class C shares. Returns for the different share classes will vary due to different expenses associated with each class. Performance assumes reinvestment of distributions and does not account for taxes.

6 | AB SMALL CAP GROWTH PORTFOLIO	abfunds.com

HISTORICAL PERFORMANCE

AVERAGE ANNUAL RETURNS AS OF JANUARY 31, 2020 (unaudited)

	NAV Returns	SEC Returns (reflects applicable sales charges)

CLASS A SHARES

1 Year	19.96%	14.86%

5 Years	14.51%	13.52%

10 Years	16.69%	16.19%

CLASS C SHARES

1 Year	19.03%	18.03%

5 Years	13.65%	13.65%

10 Years	15.81%	15.81%

ADVISOR CLASS SHARES[1]

1 Year	20.24%	20.24%

5 Years	14.79%	14.79%

10 Years	16.99%	16.99%

CLASS R SHARES[1]

1 Year	19.47%	19.47%

5 Years	14.10%	14.10%

10 Years	16.34%	16.34%

CLASS K SHARES[1]

1 Year	20.05%	20.05%

5 Years	14.54%	14.54%

10 Years	16.76%	16.76%

CLASS I SHARES[1]

1 Year	20.25%	20.25%

5 Years	14.82%	14.82%

10 Years	17.09%	17.09%

CLASS Z SHARES[1]

1 Year	20.38%	20.38%

Since Inception[2]	13.04%	13.04%

The Fund’s current prospectus fee table shows the Fund’s total annual operating expense ratios as 1.17%, 1.92%, 0.92%, 1.55%, 1.10%, 0.91% and 0.83% for Class A, Class C, Advisor Class, Class R, Class K, Class I and Class Z shares, respectively. The Financial Highlights section of this report sets forth expense ratio data for the current reporting period; the expense ratios shown above may differ from the expense ratios in the Financial Highlights section since they are based on different time periods.

1

These share classes are offered at NAV to eligible investors and their SEC returns are the same as their NAV returns. Please note that these share classes are for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or investment advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Fund.

2	Inception date: 6/30/2015.

abfunds.com	AB SMALL CAP GROWTH PORTFOLIO | 7

HISTORICAL PERFORMANCE (continued)

SEC AVERAGE ANNUAL RETURNS

AS OF THE MOST RECENT CALENDAR QUARTER-END

DECEMBER 31, 2019 (unaudited)

SEC Returns (reflects applicable sales charges)

CLASS A SHARES

1 Year	30.00%

5 Years	12.76%

10 Years	15.61%

CLASS C SHARES

1 Year	33.75%

5 Years	12.89%

10 Years	15.23%

ADVISOR CLASS SHARES[1]

1 Year	36.11%

5 Years	14.03%

10 Years	16.41%

CLASS R SHARES[1]

1 Year	35.26%

5 Years	13.34%

10 Years	15.77%

CLASS K SHARES[1]

1 Year	35.87%

5 Years	13.77%

10 Years	16.17%

CLASS I SHARES[1]

1 Year	36.11%

5 Years	14.06%

10 Years	16.51%

CLASS Z SHARES[1]

1 Year	36.27%

Since Inception[2]	13.28%

1

Please note that these share classes are for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or investment advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Fund.

2	Inception date: 6/30/2015.

8 | AB SMALL CAP GROWTH PORTFOLIO	abfunds.com

EXPENSE EXAMPLE

(unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions and (2) ongoing costs, including management fees; distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or contingent deferred sales charges on redemptions. Therefore, the hypothetical example is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value August 1, 2019	Ending Account Value January 31, 2020	Expenses Paid During Period*	Annualized Expense Ratio*	Total Expenses Paid During Period+	Total Annualized Expense Ratio+
Class A
Actual	$1,000	$1,022.00	$5.79	1.14%	$5.85	1.15%
Hypothetical**	$1,000	$1,019.41	$5.79	1.14%	$5.84	1.15%

abfunds.com	AB SMALL CAP GROWTH PORTFOLIO | 9

EXPENSE EXAMPLE (continued)

	Beginning Account Value August 1, 2019	Ending Account Value January 31, 2020	Expenses Paid During Period*	Annualized Expense Ratio*	Total Expenses Paid During Period+	Total Annualized Expense Ratio+
Class C
Actual	$1,000	$1,017.80	$9.59	1.89%	$9.64	1.90%
Hypothetical**	$1,000	$1,015.63	$9.58	1.89%	$9.63	1.90%
Advisor Class
Actual	$1,000	$1,022.90	$4.58	0.90%	$4.63	0.91%
Hypothetical**	$1,000	$1,020.61	$4.57	0.90%	$4.62	0.91%
Class R
Actual	$1,000	$1,019.70	$7.82	1.54%	$7.87	1.55%
Hypothetical**	$1,000	$1,017.39	$7.81	1.54%	$7.86	1.55%
Class K
Actual	$1,000	$1,022.20	$5.49	1.08%	$5.54	1.09%
Hypothetical**	$1,000	$1,019.71	$5.48	1.08%	$5.53	1.09%
Class I
Actual	$1,000	$1,023.10	$4.58	0.90%	$4.63	0.91%
Hypothetical**	$1,000	$1,020.61	$4.57	0.90%	$4.62	0.91%
Class Z
Actual	$1,000	$1,023.60	$4.07	0.80%	$4.12	0.81%
Hypothetical**	$1,000	$1,021.11	$4.06	0.80%	$4.12	0.81%

*	Expenses are equal to the classes’ annualized expense ratios, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

**	Assumes 5% annual return before expenses.

+

In connection with the Fund’s investments in affiliated/unaffiliated underlying portfolios, the Fund incurs no direct expenses, but bears proportionate shares of the fees and expenses (i.e., operating, administrative and investment advisory fees) of the affiliated/unaffiliated underlying portfolios. The Adviser has contractually agreed to waive its fees from the Fund in an amount equal to the Fund’s pro rata share of certain acquired fund fees and expenses of the affiliated underlying portfolios. The Fund’s total expenses are equal to the classes’ annualized expense ratio plus the Fund’s pro rata share of the weighted average expense ratio of the affiliated/unaffiliated underlying portfolios in which it invests, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

10 | AB SMALL CAP GROWTH PORTFOLIO	abfunds.com

PORTFOLIO SUMMARY

January 31, 2020 (unaudited)

PORTFOLIO STATISTICS

Net Assets ($mil): $2,365.7

TEN LARGEST HOLDINGS2

Company	U.S. $ Value	Percent of Net Assets

Teladoc Health, Inc.	$50,050,067	2.1%

Axon Enterprise, Inc.	42,463,640	1.8

Five9, Inc.	41,002,159	1.7

LHC Group, Inc.	40,442,710	1.7

Chegg, Inc.	39,619,969	1.7

Freshpet, Inc.	39,370,300	1.7

Mercury Systems, Inc.	38,885,695	1.6

Strategic Education, Inc.	37,305,602	1.6

Planet Fitness, Inc.	37,155,240	1.6

Silicon Laboratories, Inc.	37,093,543	1.6

	$403,388,925	17.1%

1	All data are as of January 31, 2020. The Fund’s sector breakdown is expressed as a percentage of total investments (excluding security lending collateral) and may vary over time.

2	Long-term investments.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market. These sector classifications are broadly defined. The “Portfolio of Investments” section of the report reflects more specific industry information and is consistent with the investment restrictions discussed in the Fund’s prospectus.

abfunds.com	AB SMALL CAP GROWTH PORTFOLIO | 11

PORTFOLIO OF INVESTMENTS

January 31, 2020 (unaudited)

Company	Shares	U.S. $ Value

COMMON STOCKS – 96.0%
Health Care – 26.2%
Biotechnology – 10.8%
Aimmune Therapeutics, Inc.(a)(b)	415,426	$12,898,977
Allakos, Inc.(a)(b)	139,482	10,070,600
Allogene Therapeutics, Inc.(a)(b)	411,823	8,944,796
Arena Pharmaceuticals, Inc.(a)(b)	248,190	11,339,801
Ascendis Pharma A/S (Sponsored ADR)(b)	116,530	15,743,203
BeiGene Ltd. (Sponsored ADR)(a)(b)	62,959	9,592,433
Biohaven Pharmaceutical Holding Co., Ltd.(a)(b)	341,876	16,577,567
Blueprint Medicines Corp.(a)(b)	244,709	15,526,786
Coherus Biosciences, Inc.(a)(b)	571,160	10,303,726
Deciphera Pharmaceuticals, Inc.(b)	285,763	17,897,337
Gossamer Bio, Inc.(a)(b)	377,216	5,009,429
Invitae Corp.(a)(b)	753,808	14,058,519
Iovance Biotherapeutics, Inc.(a)(b)	767,180	16,678,493
Madrigal Pharmaceuticals, Inc.(a)(b)	74,900	6,218,198
Neurocrine Biosciences, Inc.(b)	161,780	16,190,942
NextCure, Inc.(b)	264,541	11,309,128
Precision BioSciences, Inc.(b)	222,742	1,801,983
PTC Therapeutics, Inc.(b)	227,680	11,725,520
Turning Point Therapeutics, Inc. – Class I(a)(b)	252,555	14,774,468
Ultragenyx Pharmaceutical, Inc.(a)(b)	343,259	18,038,261
Y-mAbs Therapeutics, Inc.(b)	368,005	12,140,485

		256,840,652

Health Care Equipment & Supplies – 6.1%
Insulet Corp.(a)(b)	135,670	26,325,407
iRhythm Technologies, Inc.(a)(b)	394,483	33,779,579
Penumbra, Inc.(a)(b)	143,523	25,182,546
Silk Road Medical, Inc.(a)(b)	670,793	31,218,706
Tactile Systems Technology, Inc.(a)(b)	511,487	28,740,454

		145,246,692

Health Care Providers & Services – 3.6%
Guardant Health, Inc.(a)(b)	305,239	23,210,374
HealthEquity, Inc.(a)(b)	328,690	21,713,261
LHC Group, Inc.(a)(b)	277,480	40,442,710

		85,366,345

Health Care Technology – 2.7%
Health Catalyst, Inc.(a)(b)	413,084	13,487,193
Teladoc Health, Inc.(a)(b)	492,086	50,050,067

		63,537,260

Life Sciences Tools & Services – 2.2%
10X Genomics, Inc.(a)(b)	220,802	20,179,095
ICON PLC(b)	183,634	30,964,365

		51,143,460

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PORTFOLIO OF INVESTMENTS (continued)

Company	Shares	U.S. $ Value

Pharmaceuticals – 0.8%
Aerie Pharmaceuticals, Inc.(a)(b)	250,858	$5,137,572
Axsome Therapeutics, Inc.(a)(b)	54,380	4,721,271
Revance Therapeutics, Inc.(a)(b)	413,818	9,257,109

		19,115,952

		621,250,361

Information Technology – 19.9%
Communications Equipment – 0.7%
Ciena Corp.(b)	419,164	17,047,400

Electronic Equipment, Instruments & Components – 3.4%
Littelfuse, Inc.(a)	129,160	22,849,696
Novanta, Inc.(a)(b)	377,920	34,288,681
OSI Systems, Inc.(a)(b)	286,690	24,810,153

		81,948,530

IT Services – 0.1%
International Money Express, Inc.(a)(b)	228,430	2,416,789

Semiconductors & Semiconductor Equipment – 5.7%
Cree, Inc.(a)(b)	230,783	10,729,102
Inphi Corp.(b)	373,610	28,379,415
Lattice Semiconductor Corp.(b)	1,688,449	31,405,151
Monolithic Power Systems, Inc.(a)	154,639	26,469,558
Silicon Laboratories, Inc.(b)	377,312	37,093,543

		134,076,769

Software – 10.0%
Anaplan, Inc.(b)	498,754	28,723,243
Aspen Technology, Inc.(b)	221,362	26,337,651
Avalara, Inc.(b)	319,456	27,198,484
Everbridge, Inc.(a)(b)	380,432	34,482,357
Five9, Inc.(a)(b)	571,618	41,002,159
HubSpot, Inc.(a)(b)	123,776	22,396,029
Rapid7, Inc.(a)(b)	519,630	30,855,629
Smartsheet, Inc. – Class A(b)	512,902	24,865,489

		235,861,041

		471,350,529

Industrials – 19.9%
Aerospace & Defense – 4.2%
Axon Enterprise, Inc.(a)(b)	552,840	42,463,640
Hexcel Corp.(a)	245,949	18,254,335
Mercury Systems, Inc.(a)(b)	506,654	38,885,695

		99,603,670

abfunds.com	AB SMALL CAP GROWTH PORTFOLIO | 13

PORTFOLIO OF INVESTMENTS (continued)

Company	Shares	U.S. $ Value

Building Products – 2.4%
Armstrong World Industries, Inc.	230,162	$23,092,153
Trex Co., Inc.(a)(b)	347,640	34,152,154

		57,244,307

Commercial Services & Supplies – 1.6%
Tetra Tech, Inc.	426,018	36,467,141

Industrial Conglomerates – 1.0%
Carlisle Cos., Inc.	153,492	23,980,055

Machinery – 6.1%
Chart Industries, Inc.(a)(b)	515,123	32,957,570
Gardner Denver Holdings, Inc.(a)(b)	655,175	23,134,229
ITT, Inc.	355,020	23,814,742
John Bean Technologies Corp.(a)	119,293	13,478,916
Nordson Corp.	161,450	27,262,447
RBC Bearings, Inc.(a)(b)	154,428	24,015,098

		144,663,002

Road & Rail – 2.4%
Knight-Swift Transportation Holdings, Inc.(a)	710,147	26,332,251
Saia, Inc.(a)(b)	348,026	30,313,064

		56,645,315

Trading Companies & Distributors – 2.2%
H&E Equipment Services, Inc.	710,133	19,251,706
SiteOne Landscape Supply, Inc.(a)(b)	338,535	32,685,554

		51,937,260

		470,540,750

Consumer Discretionary – 15.7%
Distributors – 1.2%
Pool Corp.	129,828	28,471,281

Diversified Consumer Services – 4.8%
Bright Horizons Family Solutions, Inc.(b)	218,595	35,790,559
Chegg, Inc.(a)(b)	960,950	39,619,969
Strategic Education, Inc.(a)	229,870	37,305,602

		112,716,130

Hotels, Restaurants & Leisure – 3.8%
OneSpaWorld Holdings Ltd.(a)	1,439,010	21,599,540
Planet Fitness, Inc.(b)	459,899	37,155,240
Wingstop, Inc.	332,354	30,832,481

		89,587,261

Household Durables – 1.4%
Lovesac Co. (The)(a)(b)	755,555	8,575,549
Skyline Champion Corp.(b)	873,852	25,123,245

		33,698,794

14 | AB SMALL CAP GROWTH PORTFOLIO	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

Company	Shares	U.S. $ Value

Internet & Direct Marketing Retail – 0.7%
RealReal, Inc. (The)(a)(b)	1,162,975	$16,828,248

Specialty Retail – 3.8%
Dynatrace, Inc.(a)(b)	851,030	26,645,749
Five Below, Inc.(a)(b)	237,732	26,916,017
Sleep Number Corp.(a)(b)	694,156	35,811,508

		89,373,274

		370,674,988

Financials – 8.0%
Banks – 1.1%
Western Alliance Bancorp	488,063	26,955,719

Capital Markets – 4.4%
Assetmark Financial Holdings, Inc.(a)(b)	592,358	17,373,860
Hamilton Lane, Inc. – Class A(a)	476,580	30,953,871
Houlihan Lokey, Inc.(a)	581,117	30,130,917
Stifel Financial Corp.	390,377	25,253,488

		103,712,136

Insurance – 2.5%
Palomar Holdings, Inc.(a)(b)	492,886	26,344,757
Trupanion, Inc.(a)(b)	988,931	31,566,677

		57,911,434

		188,579,289

Consumer Staples – 4.1%
Food & Staples Retailing – 2.4%
Chefs’ Warehouse, Inc. (The)(a)(b)	866,033	31,523,601
Grocery Outlet Holding Corp.(a)(b)	802,704	26,280,529

		57,804,130

Food Products – 1.7%
Freshpet, Inc.(b)	626,118	39,370,300

		97,174,430

Materials – 1.7%
Chemicals – 0.9%
Ingevity Corp.(b)	333,690	21,763,262

Containers & Packaging – 0.8%
Ranpak Holdings Corp.(a)(b)	2,347,613	17,935,763

		39,699,025

Energy – 0.5%
Energy Equipment & Services – 0.5%
DMC Global, Inc.(a)	301,800	12,624,294

Total Common Stocks (cost $1,758,628,733)		2,271,893,666

abfunds.com	AB SMALL CAP GROWTH PORTFOLIO | 15

PORTFOLIO OF INVESTMENTS (continued)

Company	Shares	U.S. $ Value

INVESTMENT COMPANIES – 1.5%
Funds and Investment Trusts – 1.5%
iShares Russell 2000 Growth ETF(a)(c) (cost $30,627,812)	171,090	$36,269,369

PREFERRED STOCKS – 0.1%
Consumer Discretionary – 0.1%
Household Durables – 0.1%
Honest Co., Inc. (The) – Series D 0.00%(b)(d)(e)(f)	29,639	876,703
Honest Co., Inc. (The) – Series E 0.00%(b)(d)(e)(f)	7,460	151,577

Total Preferred Stocks (cost $1,502,384)		1,028,280

SHORT-TERM INVESTMENTS – 2.3%
Investment Companies – 2.3%
AB Fixed Income Shares, Inc. – Government Money Market Portfolio – Class AB, 1.50%(c)(g)(h) (cost $52,858,985)	52,858,985	52,858,985

Total Investments Before Security Lending Collateral for Securities Loaned – 99.9% (cost $1,843,617,914)		2,362,050,300

INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED – 4.0%
Investment Companies – 4.0%
AB Fixed Income Shares, Inc. – Government Money Market Portfolio – Class AB, 1.50%(c)(g)(h) (cost $95,522,951)	95,522,951	95,522,951

Total Investments – 103.9% (cost $1,939,140,865)		2,457,573,251
Other assets less liabilities – (3.9)%		(91,860,333)

Net Assets – 100.0%		$2,365,712,918

(a)	Represents entire or partial securities out on loan. See Note E for securities lending information.

(b)	Non-income producing security.

(c)

To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.

(d)	Illiquid security.

(e)	Fair valued by the Adviser.

16 | AB SMALL CAP GROWTH PORTFOLIO	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

(f)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.

(g)	Affiliated investments.

(h)	The rate shown represents the 7-day yield as of period end.

Glossary:

ADR – American Depositary Receipt

ETF – Exchange Traded Fund

See notes to financial statements.

abfunds.com	AB SMALL CAP GROWTH PORTFOLIO | 17

STATEMENT OF ASSETS & LIABILITIES

January 31, 2020 (unaudited)

Assets
Investments in securities, at value
Unaffiliated issuers (cost $1,790,758,929)	$2,309,191,315	(a)
Affiliated issuers (cost $148,381,936—including investment of cash collateral for securities loaned of $95,522,951)	148,381,936
Receivable for capital stock sold	14,937,759
Receivable for investment securities sold	13,700,607
Unaffiliated dividends receivable	336,943
Affiliated dividends receivable	61,572

Total assets	2,486,610,132

Liabilities
Payable for collateral received on securities loaned	95,522,951
Payable for investment securities purchased	18,523,717
Payable for capital stock redeemed	4,863,702
Advisory fee payable	1,613,621
Distribution fee payable	203,485
Transfer Agent fee payable	83,138
Administrative fee payable	19,998
Directors’ fees payable	1,882
Accrued expenses	64,720

Total liabilities	120,897,214

Net Assets	$2,365,712,918

Composition of Net Assets
Capital stock, at par	$4,160
Additional paid-in capital	1,807,976,490
Distributable earnings	557,732,268

	$2,365,712,918

Net Asset Value Per Share—27 billion shares of capital stock authorized, $.0001 par value

Class	Net Assets	Outstanding	Value

A	$639,369,671	11,962,981	$53.45	*

C	$32,933,920	1,125,238	$29.27

Advisor	$742,393,684	12,413,750	$59.80

R	$28,650,001	562,049	$50.97

K	$44,925,216	813,933	$55.20

I	$509,268,840	8,563,070	$59.47

Z	$368,171,586	6,157,056	$59.80

(a)	Includes securities on loan with a value of $651,242,421 (see Note E).

*	The maximum offering price per share for Class A shares was $55.82 which reflects a sales charge of 4.25%.

See notes to financial statements.

18 | AB SMALL CAP GROWTH PORTFOLIO	abfunds.com

STATEMENT OF OPERATIONS

Six Months Ended January 31, 2020 (unaudited)

Investment Income
Dividends
Unaffiliated issuers	$3,062,207
Affiliated issuers	1,006,404
Securities lending income	2,109,640	$6,178,251

Expenses
Advisory fee (see Note B)	8,220,346
Distribution fee—Class A	785,285
Distribution fee—Class B	2,722
Distribution fee—Class C	161,451
Distribution fee—Class R	72,162
Distribution fee—Class K	54,290
Transfer agency—Class A	355,441
Transfer agency—Class B	462
Transfer agency—Class C	18,447
Transfer agency—Advisor Class	370,579
Transfer agency—Class R	37,524
Transfer agency—Class K	10,858
Transfer agency—Class I	292,296
Transfer agency—Class Z	31,701
Custodian	108,914
Registration fees	95,309
Printing	55,415
Administrative	40,050
Legal	25,067
Audit and tax	24,409
Directors’ fees	11,828
Miscellaneous	25,217

Total expenses	10,799,773
Less: expenses waived and reimbursed by the Adviser (see Notes B & E)	(45,260)

Net expenses		10,754,513

Net investment loss		(4,576,262)

Realized and Unrealized Gain (Loss) on Investment Transactions
Net realized gain on investment transactions		87,535,611
Net change in unrealized appreciation/depreciation of investments		(25,560,603)

Net gain on investment transactions		61,975,008

Net Increase in Net Assets from Operations		$57,398,746

See notes to financial statements.

abfunds.com	AB SMALL CAP GROWTH PORTFOLIO | 19

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended January 31, 2020 (unaudited)		Year Ended July 31, 2019
Increase (Decrease) in Net Assets from Operations
Net investment loss	$(4,576,262)		$(9,094,857)
Net realized gain on investment transactions	87,535,611		229,562,674
Net change in unrealized appreciation/depreciation of investments	(25,560,603)		8,300,240
Contributions from Affiliates (see Note B)	– 0	–	338

Net increase in net assets from operations	57,398,746		228,768,395
Distributions to Shareholders
Class A	(54,506,702)		(80,062,548)
Class B	– 0	–	(239,237)
Class C	(4,750,531)		(6,641,292)
Advisor Class	(51,655,000)		(54,902,019)
Class R	(2,543,762)		(4,640,905)
Class K	(3,580,213)		(5,758,560)
Class I	(37,610,032)		(56,142,426)
Class Z	(25,291,558)		(26,247,240)
Capital Stock Transactions
Net increase	349,927,163		435,196,667

Total increase	227,388,111		429,330,835
Net Assets
Beginning of period	2,138,324,807		1,708,993,972

End of period	$2,365,712,918		$2,138,324,807

See notes to financial statements.

20 | AB SMALL CAP GROWTH PORTFOLIO	abfunds.com

NOTES TO FINANCIAL STATEMENTS

January 31, 2020 (unaudited)

NOTE A

Significant Accounting Policies

AB Cap Fund, Inc. (the “Company”), which is a Maryland corporation, is registered under the Investment Company Act of 1940 as an open-end management investment company. The Company operates as a series company currently comprised of 28 portfolios. Each portfolio is considered to be a separate entity for financial reporting and tax purposes. This report relates only to the AB Small Cap Growth Portfolio (the “Fund”), a diversified portfolio. The Fund has authorized the issuance of Class A, Class C, Advisor Class, Class R, Class K, Class I, Class Z and Class T shares. Class B and Class T shares have not been issued. Effective August 2, 2019, sales of Class B shares were suspended. On November 7, 2019, all remaining outstanding Class B shares of the Fund were converted to Class A shares. Class A shares are sold with a front-end sales charge of up to 4.25% for purchases not exceeding $1,000,000. With respect to purchases of $1,000,000 or more, Class A shares redeemed within one year of purchase may be subject to a contingent deferred sales charge of 1%. Class C shares are subject to a contingent deferred sales charge of 1% on redemptions made within the first year after purchase, and 0% after the first year of purchase. Class C shares will automatically convert to Class A shares ten years after the end of the calendar month of purchase. Class R and Class K shares are sold without an initial or contingent deferred sales charge. Advisor Class, Class I and Class Z shares are sold without an initial or contingent deferred sales charge and are not subject to ongoing distribution expenses. All nine classes of shares have identical voting, dividend, liquidation and other rights, except that the classes bear different distribution and transfer agency expenses. Each class has exclusive voting rights with respect to its distribution plan. Effective February 1, 2013, the Fund was closed to new investors, subject to certain exceptions. Effective June 1, 2016, with the exception of Class B shares, the Fund reopened to new investors. The financial statements have been prepared in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. The following is a summary of significant accounting policies followed by the Fund.

1. Security Valuation

Portfolio securities are valued at their current market value determined on the basis of market quotations or, if market quotations are not readily

abfunds.com	AB SMALL CAP GROWTH PORTFOLIO | 21

NOTES TO FINANCIAL STATEMENTS (continued)

available or are deemed unreliable, at “fair value” as determined in accordance with procedures established by and under the general supervision of the Company’s Board of Directors (the “Board”).

In general, the market values of securities which are readily available and deemed reliable are determined as follows: securities listed on a national securities exchange (other than securities listed on the NASDAQ Stock Market, Inc. (“NASDAQ”)) or on a foreign securities exchange are valued at the last sale price at the close of the exchange or foreign securities exchange. If there has been no sale on such day, the securities are valued at the last traded price from the previous day. Securities listed on more than one exchange are valued by reference to the principal exchange on which the securities are traded; securities listed only on NASDAQ are valued in accordance with the NASDAQ Official Closing Price; listed or over the counter (“OTC”) market put or call options are valued at the mid level between the current bid and ask prices. If either a current bid or current ask price is unavailable, AllianceBernstein L.P. (the “Adviser”) will have discretion to determine the best valuation (e.g., last trade price in the case of listed options); open futures are valued using the closing settlement price or, in the absence of such a price, the most recent quoted bid price. If there are no quotations available for the day of valuation, the last available closing settlement price is used; U.S. Government securities and any other debt instruments having 60 days or less remaining until maturity are generally valued at market by an independent pricing vendor, if a market price is available. If a market price is not available, the securities are valued at amortized cost. This methodology is commonly used for short term securities that have an original maturity of 60 days or less, as well as short term securities that had an original term to maturity that exceeded 60 days. In instances when amortized cost is utilized, the Valuation Committee (the “Committee”) must reasonably conclude that the utilization of amortized cost is approximately the same as the fair value of the security. Such factors the Committee will consider include, but are not limited to, an impairment of the creditworthiness of the issuer or material changes in interest rates. Fixed-income securities, including mortgage-backed and asset-backed securities, may be valued on the basis of prices provided by a pricing service or at a price obtained from one or more of the major broker-dealers. In cases where broker-dealer quotes are obtained, the Adviser may establish procedures whereby changes in market yields or spreads are used to adjust, on a daily basis, a recently obtained quoted price on a security. Swaps and other derivatives are valued daily, primarily using independent pricing services, independent pricing models using market inputs, as well as third party broker-dealers or counterparties. Open end mutual funds are valued at the closing net asset value per share, while exchange traded funds are valued at the closing market price per share.

22 | AB SMALL CAP GROWTH PORTFOLIO	abfunds.com

NOTES TO FINANCIAL STATEMENTS (continued)

Securities for which market quotations are not readily available (including restricted securities) or are deemed unreliable are valued at fair value as deemed appropriate by the Adviser. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, analysis of the issuer’s financial statements or other available documents. In addition, the Fund may use fair value pricing for securities primarily traded in non-U.S. markets because most foreign markets close well before the Fund values its securities at 4:00 p.m., Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund generally values many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available.

2. Fair Value Measurements

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values as described in Note A.1 above). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since

abfunds.com	AB SMALL CAP GROWTH PORTFOLIO | 23

NOTES TO FINANCIAL STATEMENTS (continued)

last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of January 31, 2020:

Investments in Securities:	Level 1		Level 2			Level 3			Total
Assets:
Common Stocks(a)	$2,271,893,666		$	– 0	–	$	– 0	–	$2,271,893,666
Investment Companies	36,269,369			– 0	–		– 0	–	36,269,369
Preferred Stocks	– 0	–		– 0	–		1,028,280		1,028,280
Short-Term Investments	52,858,985			– 0	–		– 0	–	52,858,985
Investments of Cash Collateral for Securities Loaned in Affiliated Money Market Fund	95,522,951			– 0	–		– 0	–	95,522,951

Total Investments in Securities	2,456,544,971			– 0	–		1,028,280		2,457,573,251
Other Financial Instruments(b)	– 0	–		– 0	–		– 0	–	– 0	–

Total	$2,456,544,971		$	– 0	–		$1,028,280		$2,457,573,251

(a)	See Portfolio of Investments for sector classifications.

(b)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.

3. Currency Translation

Assets and liabilities denominated in foreign currencies and commitments under forward currency exchange contracts are translated into U.S. dollars at the mean of the quoted bid and ask prices of such currencies against the U.S. dollar. Purchases and sales of portfolio securities are translated into U.S. dollars at the rates of exchange prevailing when such securities were acquired or sold. Income and expenses are translated into U.S. dollars at rates of exchange prevailing when accrued.

Net realized gain or loss on foreign currency transactions represents foreign exchange gains and losses from sales and maturities of foreign fixed income investments, holding of foreign currencies, currency gains or losses

24 | AB SMALL CAP GROWTH PORTFOLIO	abfunds.com

NOTES TO FINANCIAL STATEMENTS (continued)

realized between the trade and settlement dates on foreign investment transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains and losses from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of net unrealized appreciation or depreciation of foreign currency denominated assets and liabilities.

4. Taxes

It is the Fund’s policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to shareholders. Therefore, no provisions for federal income or excise taxes are required. The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued and applied to net investment income, net realized gains and net unrealized appreciation/depreciation as such income and/or gains are earned.

In accordance with U.S. GAAP requirements regarding accounting for uncertainties in income taxes, management has analyzed the Fund’s tax positions taken or expected to be taken on federal and state income tax returns for all open tax years (the current and the prior three tax years) and has concluded that no provision for income tax is required in the Fund’s financial statements.

5. Investment Income and Investment Transactions

Dividend income is recorded on the ex-dividend date or as soon as the Fund is informed of the dividend. Interest income is accrued daily. Investment transactions are accounted for on the date the securities are purchased or sold. Investment gains or losses are determined on the identified cost basis. The Fund amortizes premiums and accretes discounts as adjustments to interest income.

6. Class Allocations

All income earned and expenses incurred by the Fund are borne on a pro-rata basis by each outstanding class of shares, based on the proportionate interest in the Fund represented by the net assets of such class, except for class specific expenses which are allocated to the respective class. Expenses of the Company are charged proportionately to each portfolio or based on other appropriate methods. Realized and unrealized gains and losses are allocated among the various share classes based on respective net assets.

abfunds.com	AB SMALL CAP GROWTH PORTFOLIO | 25

NOTES TO FINANCIAL STATEMENTS (continued)

7. Dividends and Distributions

Dividends and distributions to shareholders, if any, are recorded on the ex-dividend date. Income dividends and capital gains distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with U.S. GAAP. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences do not require such reclassification.

NOTE B

Advisory Fee and Other Transactions with Affiliates

Under the terms of the investment advisory agreement, the Fund pays the Adviser an advisory fee at an annual rate of .75% of the first $2.5 billion, .65% of the excess over $2.5 billion up to $5 billion and .60% of the excess over $5 billion as a percentage of the Fund’s average daily net assets. The fee is accrued daily and paid monthly.

Pursuant to the investment advisory agreement, the Fund may reimburse the Adviser for certain legal and accounting services provided to the Fund by the Adviser. For the six months ended January 31, 2020, the reimbursement for such services amounted to $40,050.

The Fund compensates AllianceBernstein Investor Services, Inc. (“ABIS”), a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Fund. ABIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. Such compensation retained by ABIS amounted to $326,271 for the six months ended January 31, 2020.

AllianceBernstein Investments, Inc. (the “Distributor”), a wholly-owned subsidiary of the Adviser, serves as the distributor of the Fund’s shares. The Distributor has advised the Fund that it has retained front-end sales charges of $9,585 from the sale of Class A shares and received $4,227 and $2,369 in contingent deferred sales charges imposed upon redemptions by shareholders of Class A and Class C shares, respectively, for the six months ended January 31, 2020.

The Fund may invest in AB Government Money Market Portfolio (the “Government Money Market Portfolio”) which has a contractual annual advisory fee rate of ..20% of the portfolio’s average daily net assets and bears its own expenses. The Adviser has contractually agreed to waive .10% of the advisory fee of Government Money Market Portfolio (resulting in a net advisory fee of .10%) until August 31, 2020. In connection with the investment by the Fund in Government Money Market Portfolio, the

26 | AB SMALL CAP GROWTH PORTFOLIO	abfunds.com

NOTES TO FINANCIAL STATEMENTS (continued)

Adviser has contractually agreed to waive its advisory fee from the Fund in an amount equal to the Fund’s pro rata share of the effective advisory fee of Government Money Market Portfolio, as borne indirectly by the Fund as an acquired fund fee and expense. For the six months ended January 31, 2020, such waiver amounted to $24,703.

A summary of the Fund’s transactions in AB mutual funds for the six months ended January 31, 2020 is as follows:

Fund	Market Value 7/31/19 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 1/31/20 (000)	Dividend Income (000)
Government Money Market Portfolio	$63,100	$291,846	$302,087	$52,859	$443
Government Money Market Portfolio*	103,925	344,540	352,942	95,523	563

Total				$148,382	$1,006

*	Investments of cash collateral for securities lending transactions (see Note E).

During the year ended July 31, 2019, the Adviser reimbursed the Fund $338 for trading losses incurred due to a trade entry error.

During the second quarter of 2018, AXA S.A. (“AXA”), a French holding company for the AXA Group, a worldwide leader in life, property and casualty and health insurance and asset management, completed the sale of a minority stake in its subsidiary, AXA Equitable Holdings, Inc. (now named Equitable Holdings, Inc.)(“Equitable”), through an initial public offering. Equitable is the holding company for a diverse group of financial services companies, including an approximately 65.3% economic interest in the Adviser and a 100% interest in AllianceBernstein Corporation, the general partner of the Adviser. Since the initial sale, AXA has completed additional offerings, most recently during the fourth quarter of 2019. As a result, AXA currently owns 10.1% of the outstanding shares of common stock of Equitable, and no longer owns a controlling interest in Equitable. AXA previously announced its intention to sell its entire interest in Equitable over time, subject to market conditions and other factors (the “Plan”). Most of AXA’s remaining Equitable shares are to be delivered on redemption of AXA bonds mandatorily exchangeable into Equitable shares and maturing in May 2021. AXA retains sole discretion to determine the timing of any future sales of its remaining shares of Equitable common stock.

The latest transaction under the Plan, which occurred on November 13, 2019, resulted in the indirect transfer of a “controlling block” of voting securities of the Adviser (a “Change of Control Event”) and was deemed an

abfunds.com	AB SMALL CAP GROWTH PORTFOLIO | 27

NOTES TO FINANCIAL STATEMENTS (continued)

“assignment” causing a termination of the Fund’s investment advisory agreement. In order to ensure that investment advisory services could continue uninterrupted in the event of a Change of Control Event, the Board previously approved a new investment advisory agreement with the Adviser, and shareholders of the Fund subsequently approved the new investment advisory agreement. This agreement became effective on November 13, 2019.

NOTE C

Distribution Services Agreement

The Fund has adopted a Distribution Services Agreement (the “Agreement”) pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under the Agreement, the Fund pays distribution and servicing fees to the Distributor at an annual rate of up to .30% of the Fund’s average daily net assets attributable to Class A shares, 1% of the Fund’s average daily net assets attributable to Class C shares, .50% of the Fund’s average daily net assets attributable to Class R shares and .25% of the Fund’s average daily net assets attributable to Class K shares. There are no distribution and servicing fees on the Advisor Class, Class I and Class Z shares. The fees are accrued daily and paid monthly. Payments under the Agreement in respect of Class A shares are currently limited to an annual rate of .25% of Class A shares’ average daily net assets. The Agreement provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities. Since the commencement of the Fund’s operations, the Distributor has incurred expenses in excess of the distribution costs reimbursed by the Fund in the amounts of $2,814,965, $747,867 and $805,694 for Class C, Class R and Class K shares, respectively. While such costs may be recovered from the Fund in future periods so long as the Agreement is in effect, the rate of the distribution and servicing fees payable under the Agreement may not be increased without a shareholder vote. In accordance with the Agreement, there is no provision for recovery of unreimbursed distribution costs incurred by the Distributor beyond the current fiscal year for Class A shares. The Agreement also provides that the Adviser may use its own resources to finance the distribution of the Fund’s shares.

NOTE D

Investment Transactions

Purchases and sales of investment securities (excluding short-term investments) for the six months ended January 31, 2020 were as follows:

	Purchases		Sales
Investment securities (excluding U.S. government securities)	$763,877,790		$588,760,246
U.S. government securities	– 0	–	– 0	–

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NOTES TO FINANCIAL STATEMENTS (continued)

The cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes. Accordingly, gross unrealized appreciation and unrealized depreciation are as follows:

Gross unrealized appreciation	$578,624,780
Gross unrealized depreciation	(60,192,394)

Net unrealized appreciation	$518,432,386

1. Derivative Financial Instruments

The Fund may use derivatives in an effort to earn income and enhance returns, to replace more traditional direct investments, to obtain exposure to otherwise inaccessible markets (collectively, “investment purposes”), or to hedge or adjust the risk profile of its portfolio.

The Fund did not engage in derivatives transactions for the six months ended January 31, 2020.

2. Currency Transactions

The Fund may invest in non-U.S. Dollar-denominated securities on a currency hedged or unhedged basis. The Fund may seek investment opportunities by taking long or short positions in currencies through the use of currency-related derivatives, including forward currency exchange contracts, futures and options on futures, swaps, and other options. The Fund may enter into transactions for investment opportunities when it anticipates that a foreign currency will appreciate or depreciate in value but securities denominated in that currency are not held by the Fund and do not present attractive investment opportunities. Such transactions may also be used when the Adviser believes that it may be more efficient than a direct investment in a foreign currency-denominated security. The Fund may also conduct currency exchange contracts on a spot basis (i.e., for cash at the spot rate prevailing in the currency exchange market for buying or selling currencies).

NOTE E

Securities Lending

The Fund may enter into securities lending transactions. Under the Fund’s securities lending program, all loans of securities will be collateralized continually by cash collateral and/or non-cash collateral. Non-cash collateral will include only securities issued or guaranteed by the U.S. government or its agencies or instrumentalities. The Fund cannot sell or repledge any non-cash collateral, such collateral will not be reflected in the portfolio of investments. If a loan is collateralized by cash, the Fund will be compensated for the loan from a portion of the net return from the income earned on cash collateral after a rebate is paid to the borrower (in some cases, this rebate may be a “negative rebate” or fee paid by the borrower to the

abfunds.com	AB SMALL CAP GROWTH PORTFOLIO | 29

NOTES TO FINANCIAL STATEMENTS (continued)

Fund in connection with the loan), and payments are made for fees of the securities lending agent and for certain other administrative expenses. If the Fund receives non-cash collateral, the Fund will receive a fee from the borrower generally equal to a negotiated percentage of the market value of the loaned securities. The Fund will have the right to call a loan and obtain the securities loaned at any time on notice to the borrower within the normal and customary settlement time for the securities. While the securities are on loan, the borrower is obligated to pay the Fund amounts equal to any income or other distributions from the securities. The Fund will not be able to exercise voting rights with respect to any securities during the existence of a loan, but will have the right to regain ownership of loaned securities in order to exercise voting or other ownership rights. Collateral received and securities loaned are marked to market daily to ensure that the securities loaned are secured by collateral. The lending agent currently invests the cash collateral received in Government Money Market Portfolio, an eligible money market vehicle, in accordance with the investment restrictions of the Fund, and as approved by the Board. The collateral received on securities loaned is recorded as an asset as well as a corresponding liability in the statement of assets and liabilities. The collateral will be adjusted the next business day to maintain the required collateral amount. The amounts of securities lending income from the borrowers and Government Money Market Portfolio are reflected in the statement of operations. When the Fund earns net securities lending income from Government Money Market Portfolio, the income is inclusive of a rebate expense paid to the borrower. In connection with the cash collateral investment by the Fund in Government Money Market Portfolio, the Adviser has agreed to waive a portion of the Fund’s share of the advisory fees of Government Money Market Portfolio, as borne indirectly by the Fund as an acquired fund fee and expense. When the Fund lends securities, its investment performance will continue to reflect changes in the value of the securities loaned. A principal risk of lending portfolio securities is that the borrower may fail to return the loaned securities upon termination of the loan and that the collateral will not be sufficient to replace the loaned securities. The lending agent has agreed to indemnify the Fund in the case of default of any securities borrower.

A summary of the Fund’s transactions surrounding securities lending for the six months ended January 31, 2020 is as follows:

Market Value of Securities on Loan*	Cash Collateral*	Market Value of Non-Cash Collateral*	Income from Borrowers	Government Money Market Portfolio
				Income Earned	Advisory Fee Waived
$ 651,242,421	$95,522,951	$584,644,484	$2,109,640	$563,311	$20,557

*	As of January 31, 2020.

30 | AB SMALL CAP GROWTH PORTFOLIO	abfunds.com

NOTES TO FINANCIAL STATEMENTS (continued)

NOTE F

Capital Stock

Each class consists of 3,000,000,000 authorized shares. Transactions in capital shares for each class were as follows:

Shares	Amount
Six Months Ended January 31, 2020 (unaudited)	Year Ended July 31, 2019	Six Months Ended January 31, 2020 (unaudited)	Year Ended July 31, 2019

Class A
Shares sold	2,042,372	1,592,751	$108,060,014	$87,087,572

Shares issued in reinvestment of distributions	649,009	1,670,051	33,618,677	75,569,788

Shares converted from Class B	19,406	4,436	1,054,500	249,119

Shares converted from Class C	70,728	31,942	3,797,161	1,842,388

Shares redeemed	(1,683,652)	(2,112,216)	(91,464,278)	(114,040,755)

Net increase	1,097,863	1,186,964	$55,066,074	$50,708,112

Class B
Shares sold	497	2,415	$15,552	$80,843

Shares issued in reinvestment of distributions	– 0	–	8,922	– 0	–	234,298

Shares converted to Class A	(33,684)	(7,268)	(1,054,500)	(249,119)

Shares redeemed	(607)	(1,996)	(19,184)	(70,036)

Net increase (decrease)	(33,794)	2,073	$(1,058,132)	$(4,014)

Class C
Shares sold	207,583	324,375	$6,415,831	$10,718,039

Shares issued in reinvestment of distributions	157,671	230,940	4,477,861	6,179,959

Shares converted to Class A	(122,588)	(51,686)	(3,797,161)	(1,842,388)

Shares redeemed	(164,510)	(248,926)	(5,074,408)	(7,997,678)

Net increase	78,156	254,703	$2,022,123	$7,057,932

abfunds.com	AB SMALL CAP GROWTH PORTFOLIO | 31

NOTES TO FINANCIAL STATEMENTS (continued)

	Shares		Amount
	Six Months Ended January 31, 2020 (unaudited)	Year Ended July 31, 2019	Six Months Ended January 31, 2020 (unaudited)	Year Ended July 31, 2019

Advisor Class
Shares sold	3,607,210	5,781,988	$217,047,900	$334,871,693

Shares issued in reinvestment of distributions	673,649	790,993	39,031,230	39,573,378

Shares redeemed	(1,526,496)	(3,236,233)	(91,669,596)	(187,236,438)

Net increase	2,754,363	3,336,748	$164,409,534	$187,208,633

Class R
Shares sold	72,902	169,942	$3,776,455	$9,004,263

Shares issued in reinvestment of distributions	51,451	106,614	2,543,752	4,640,887

Shares redeemed	(117,170)	(287,784)	(6,026,111)	(14,919,893)

Net increase (decrease)	7,183	(11,228)	$294,096	$(1,274,743)

Class K
Shares sold	159,746	217,644	$8,839,327	$12,263,351

Shares issued in reinvestment of distributions	66,927	123,653	3,579,898	5,758,541

Shares redeemed	(147,608)	(290,043)	(8,306,150)	(16,421,496)

Net increase	79,065	51,254	$4,113,075	$1,600,396

Class I
Shares sold	1,286,135	2,238,780	$76,560,585	$135,022,914

Shares issued in reinvestment of distributions	652,671	1,127,928	37,606,923	56,136,998

Shares redeemed	(1,228,308)	(2,385,674)	(73,278,534)	(144,537,169)

Net increase	710,498	981,034	$40,888,974	$46,622,743

Class Z
Shares sold	1,549,928	2,782,896	$92,727,208	$170,913,744

Shares issued in reinvestment of distributions	434,402	525,227	25,164,870	26,245,581

Shares redeemed	(562,614)	(915,203)	(33,700,659)	(53,881,717)

Net increase	1,421,716	2,392,920	$84,191,419	$143,277,608

32 | AB SMALL CAP GROWTH PORTFOLIO	abfunds.com

NOTES TO FINANCIAL STATEMENTS (continued)

NOTE G

Risks Involved in Investing in the Fund

Market Risk—The value of the Fund’s assets will fluctuate as the stock or bond market fluctuates. The value of its investments may decline, sometimes rapidly and unpredictably, simply because of economic changes or other events, including public health crises (including the occurrence of a contagious disease or illness), that affect large portions of the market. It includes the risk that a particular style of investing, such as growth, may underperform the market generally.

Sector Risk—The Fund may have more risk because it may invest to a significant extent in one or more particular market sectors, such as the information technology or health care sector. To the extent it does so, market or economic factors affecting the relevant sectors could have a major effect on the value of the Fund’s investments.

Capitalization Risk—Investments in small- and mid-capitalization companies may be more volatile than investments in large-capitalization companies. Investments in small-capitalization companies may have additional risks because these companies have limited product lines, markets or financial resources.

Foreign (Non-U.S.) Risk—Investments in securities of non-U.S. issuers may involve more risk than those of U.S. issuers. These securities may fluctuate more widely in price and may be more difficult to trade due to adverse market, economic, political, regulatory or other factors.

Derivatives Risk—The Fund may enter into derivative transactions such as forwards, options, futures and swaps. Derivatives may be illiquid, difficult to price, and leveraged so that small changes may produce disproportionate losses for the Fund, and subject to counterparty risk to a greater degree than more traditional investments. Derivatives may result in significant losses, including losses that are far greater than the value of the derivatives reflected on the statement of assets and liabilities.

LIBOR Risk—The Fund may invest in certain debt securities, derivatives or other financial instruments that utilize the London Interbank Offered Rate, or “LIBOR,” as a “benchmark” or “reference rate” for various interest rate calculations. In July 2017, the United Kingdom Financial Conduct Authority, which regulates LIBOR, announced a desire to phase out the use of LIBOR by the end of 2021. Although financial regulators and industry working groups have suggested alternative reference rates, such as European Interbank Offer Rate (“EURIBOR”), Sterling Overnight Interbank Average Rate (“SONIA”) and Secured Overnight Financing Rate (“SOFR”), global consensus on alternative rates is lacking and the process

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NOTES TO FINANCIAL STATEMENTS (continued)

for amending existing contracts or instruments to transition away from LIBOR remains unclear. The elimination of LIBOR or changes to other reference rates or any other changes or reforms to the determination or supervision of reference rates could have an adverse impact on the market for, or value of, any securities or payments linked to those reference rates, which may adversely affect the Fund’s performance and/or net asset value. Uncertainty and risk also remain regarding the willingness and ability of issuers and lenders to include revised provisions in new and existing contracts or instruments. Consequently, the transition away from LIBOR to other reference rates may lead to increased volatility and illiquidity in markets that are tied to LIBOR, fluctuations in values of LIBOR-related investments or investments in issuers that utilize LIBOR, increased difficulty in borrowing or refinancing and diminished effectiveness of hedging strategies, adversely affecting the Fund’s performance. Furthermore, the risks associated with the expected discontinuation of LIBOR and transition may be exacerbated if the work necessary to effect an orderly transition to an alternative reference rate is not completed in a timely manner. Because the usefulness of LIBOR as a benchmark could deteriorate during the transition period, these effects could occur prior to the end of 2021.

Indemnification Risk—In the ordinary course of business, the Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these indemnification provisions and expects the risk of loss thereunder to be remote. Therefore, the Fund has not accrued any liability in connection with these indemnification provisions.

Management Risk—The Fund is subject to management risk because it is an actively managed investment fund. The Adviser will apply its investment techniques and risk analyses in making investment decisions for the Fund, but there is no guarantee that its techniques will produce the intended results.

NOTE H

Joint Credit Facility

A number of open-end mutual funds managed by the Adviser, including the Fund, participate in a $325 million revolving credit facility (the “Facility”) intended to provide short-term financing, if necessary, subject to certain restrictions in connection with abnormal redemption activity. Commitment fees related to the Facility are paid by the participating funds and are included in miscellaneous expenses in the statement of operations. The Fund did not utilize the Facility during the six months ended January 31, 2020.

34 | AB SMALL CAP GROWTH PORTFOLIO	abfunds.com

NOTES TO FINANCIAL STATEMENTS (continued)

NOTE I

Distributions to Shareholders

The tax character of distributions to be paid for the year ending July 31, 2020 will be determined at the end of the current fiscal year. The tax character of distributions paid during the fiscal years ended July 31, 2019 and July 31, 2018 were as follows:

	2019	2018
Distributions paid from:
Ordinary income	$27,407,825	$12,920,367
Net long-term capital gains	207,226,402	106,237,440

Total taxable distributions paid	$234,634,227	$119,157,807

As of July 31, 2019, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed capital gains	$166,606,921
Other losses	(5,309,752	)(a)
Unrealized appreciation/(depreciation)	518,974,152	(b)

Total accumulated earnings/(deficit)	$680,271,321

(a)	As of July 31, 2019, the Fund had a qualified late-year ordinary loss deferral of $5,309,752.

(b)

The differences between book-basis and tax-basis unrealized appreciation/(depreciation) are attributable primarily to the tax treatment of passive foreign investment companies (PFICs) and the tax deferral of losses on wash sales.

For tax purposes, net realized capital losses may be carried over to offset future capital gains, if any. Funds are permitted to carry forward capital losses for an indefinite period, and such losses will retain their character as either short-term or long-term capital losses. As of July 31, 2019, the Fund did not have any capital loss carryforwards.

NOTE J

Subsequent Events

Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that there are no material events that would require disclosure in the Fund’s financial statements through this date.

abfunds.com	AB SMALL CAP GROWTH PORTFOLIO | 35

FINANCIAL HIGHLIGHTS

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	Class A
	Six Months Ended January 31, 2020 (unaudited)		Year Ended July 31,
			2019		2018		2017		2016		2015

Net asset value, beginning of period	$ 57.21		$ 60.30		$ 49.25		$ 41.28		$ 48.82		$ 48.62

Income From Investment Operations

Net investment loss(a)	(.16	)(b)	(.36	)(b)	(.44	)(b)	(.38	)(b)†	(.32	)(b)	(.33)

Net realized and unrealized gain (loss) on investment transactions	1.26		5.75		16.28		9.32		(3.52)		6.07

Contributions from Affiliates	– 0	–	.00	(c)	– 0	–	– 0	–	– 0	–	– 0	–

Capital contributions	– 0	–	– 0	–	– 0	–	– 0	–	.00	(c)	– 0	–

Net increase (decrease) in net asset value from operations	1.10		5.39		15.84		8.94		(3.84)		5.74

Less: Distributions
Distributions from net realized gain on investment transactions	(4.86)		(8.48)		(4.79)		(.97)		(3.70)		(5.54)

Net asset value, end of period	$ 53.45		$ 57.21		$ 60.30		$ 49.25		$ 41.28		$ 48.82

Total Return
Total investment return based on net asset value(d)*	2.20%		12.63%		33.99%		22.05	%†+	(7.77	)%+	13.24%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$639,369		$621,553		$583,619		$465,188		$293,237		$378,062

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(e)‡	1.14	%^	1.15%		1.13%		1.17%		1.27%		1.20%

Expenses, before waivers/reimbursements(e)‡	1.15	%^	1.16%		1.14%		1.19%		1.28%		1.20%

Net investment loss	(.58	)%(b)^	(.65	)%(b)	(.80	)%(b)	(.85	)%(b)†	(.80	)%(b)	(.70)%

Portfolio turnover rate	28%		70%		65%		66%		70%		61%

‡ Expense ratios exclude the estimated acquired fund fees of the affiliated/unaffiliated underlying
portfolios	.01	%^	.01%		.01%		.01%		.00%		.00%

See footnote summary on page 43.

36 | AB SMALL CAP GROWTH PORTFOLIO	abfunds.com

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	Class C
	Six Months Ended January 31, 2020 (unaudited)		Year Ended July 31,
			2019		2018		2017		2016		2015

Net asset value, beginning of period	$ 33.67		$ 39.66		$ 34.08		$ 29.06		$ 35.82		$ 37.41

Income From Investment Operations

Net investment loss(a)	(.21	)(b)	(.47	)(b)	(.57	)(b)	(.45	)(b)†	(.45	)(b)	(.52)

Net realized and unrealized gain (loss) on investment transactions	.67		2.96		10.94		6.44		(2.61)		4.47

Contributions from Affiliates	– 0	–	.00	(c)	– 0	–	– 0	–	– 0	–	– 0	–

Capital contributions	– 0	–	– 0	–	– 0	–	– 0	–	.00	(c)	– 0	–

Net increase (decrease) in net asset value from operations	.46		2.49		10.37		5.99		(3.06)		3.95

Less: Distributions
Distributions from net realized gain on investment transactions	(4.86)		(8.48)		(4.79)		(.97)		(3.70)		(5.54)

Net asset value, end of period	$ 29.27		$ 33.67		$ 39.66		$ 34.08		$ 29.06		$ 35.82

Total Return
Total investment return based on net asset value(d)*	1.78%		11.79%		32.99%		21.15	%†+	(8.46	)%+	12.33%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$32,934		$35,256		$31,424		$27,343		$39,132		$59,262

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(e)‡	1.89	%^	1.91%		1.88%		1.93%		2.02%		1.95%

Expenses, before waivers/reimbursements(e)‡	1.90	%^	1.91%		1.89%		1.95%		2.03%		1.95%

Net investment loss	(1.33	)%(b)^	(1.40	)%(b)	(1.55	)%(b)	(1.46	)%(b)†	(1.54	)%(b)	(1.45)%

Portfolio turnover rate	28%		70%		65%		66%		70%		61%

‡ Expense ratios exclude the estimated acquired fund fees of the affiliated/unaffiliated underlying
portfolios	.01	%^	.01%		.01%		.01%		.00%		.00%

See footnote summary on page 43.

abfunds.com	AB SMALL CAP GROWTH PORTFOLIO | 37

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	Advisor Class
	Six Months Ended January 31, 2020 (unaudited)		Year Ended July 31,
			2019		2018		2017		2016		2015

Net asset value, beginning of period	$ 63.35		$ 65.62		$ 53.10		$ 44.33		$ 52.00		$ 51.31

Income From Investment Operations

Net investment loss(a)	(.10	)(b)	(.24	)(b)	(.33	)(b)	(.25	)(b)†	(.23	)(b)	(.22)

Net realized and unrealized gain (loss) on investment transactions	1.41		6.46		17.64		9.99		(3.74)		6.45

Contributions from Affiliates	– 0	–	.00	(c)	– 0	–	– 0	–	– 0	–	– 0	–

Capital contributions	– 0	–	– 0	–	– 0	–	– 0	–	.00	(c)	– 0	–

Net increase (decrease) in net asset value from operations	1.31		6.22		17.31		9.74		(3.97)		6.23

Less: Dividends and Distributions
Dividends from net investment income	– 0	–	(.01)		– 0	–	– 0	–	– 0	–	– 0	–

Distributions from net realized gain on investment transactions	(4.86)		(8.48)		(4.79)		(.97)		(3.70)		(5.54)

Total dividends and distributions	(4.86)		(8.49)		(4.79)		(.97)		(3.70)		(5.54)

Net asset value, end of period	$ 59.80		$ 63.35		$ 65.62		$ 53.10		$ 44.33		$ 52.00

Total Return
Total investment return based on net asset value(d)*	2.29%		12.93%		34.30%		22.34	%†+	(7.53	)%+	13.51%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$742,394		$611,919		$414,913		$309,330		$269,857		$491,170

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(e)‡	.90	%^	.91%		.88%		.93%		1.01%		.94%

Expenses, before waivers/reimbursements(e)‡	.90	%^	.91%		.89%		.94%		1.02%		.94%

Net investment loss	(.33	)%(b)^	(.41	)%(b)	(.55	)%(b)	(.52	)%(b)†	(.54	)%(b)	(.44)%

Portfolio turnover rate	28%		70%		65%		66%		70%		61%

‡ Expense ratios exclude the estimated acquired fund fees of the affiliated/unaffiliated underlying
portfolios	.01	%^	.01%		.01%		.01%		.00%		.00%

See footnote summary on page 43.

38 | AB SMALL CAP GROWTH PORTFOLIO	abfunds.com

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	Class R
	Six Months Ended January 31, 2020 (unaudited)		Year Ended July 31,
			2019		2018		2017		2016		2015

Net asset value, beginning of period	$ 54.90		$ 58.45		$ 48.05		$ 40.44		$ 48.03		$ 48.09

Income From Investment Operations

Net investment loss(a)	(.26	)(b)	(.54	)(b)	(.64	)(b)	(.47	)(b)†	(.43	)(b)	(.49)

Net realized and unrealized gain (loss) on investment transactions	1.19		5.47		15.83		9.05		(3.46)		5.97

Contributions from Affiliates	– 0	–	.00	(c)	– 0	–	– 0	–	– 0	–	– 0	–

Capital contributions	– 0	–	– 0	–	– 0	–	– 0	–	.00	(c)	– 0	–

Net increase (decrease) in net asset value from operations	.93		4.93		15.19		8.58		(3.89)		5.48

Less: Distributions
Distributions from net realized gain on investment transactions	(4.86)		(8.48)		(4.79)		(.97)		(3.70)		(5.54)

Net asset value, end of period	$ 50.97		$ 54.90		$ 58.45		$ 48.05		$ 40.44		$ 48.03

Total Return
Total investment return based on net asset value(d)*	1.97%		12.20%		33.45%		21.61	%†+	(8.01	)%+	12.81%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$28,650		$30,459		$33,088		$33,842		$40,284		$54,094

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(e)‡	1.54	%^	1.53%		1.53%		1.51%		1.56%		1.54%

Expenses, before waivers/reimbursements(e)‡	1.54	%^	1.54%		1.55%		1.53%		1.56%		1.54%

Net investment loss	(.97	)%(b)^	(1.03	)%(b)	(1.20	)%(b)	(1.08	)%(b)†	(1.08	)%(b)	(1.04)%

Portfolio turnover rate	28%		70%		65%		66%		70%		61%

‡ Expense ratios exclude the estimated acquired fund fees of the affiliated/unaffiliated underlying
portfolios	.01	%^	.01%		.01%		.01%		.00%		.00%

See footnote summary on page 43.

abfunds.com	AB SMALL CAP GROWTH PORTFOLIO | 39

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	Class K
	Six Months Ended January 31, 2020 (unaudited)		Year Ended July 31,
			2019		2018		2017		2016		2015

Net asset value, beginning of period	$ 58.90		$ 61.77		$ 50.33		$ 42.18		$ 49.77		$ 49.48

Income From Investment Operations

Net investment loss(a)	(.15	)(b)	(.33	)(b)	(.42	)(b)	(.30	)(b)†	(.31	)(b)	(.35)

Net realized and unrealized gain (loss) on investment transactions	1.31		5.94		16.65		9.42		(3.58)		6.18

Contributions from Affiliates	– 0	–	.00	(c)	– 0	–	– 0	–	– 0	–	– 0	–

Capital contributions	– 0	–	– 0	–	– 0	–	– 0	–	.00	(c)	– 0	–

Net increase (decrease) in net asset value from operations	1.16		5.61		16.23		9.12		(3.89)		5.83

Less: Distributions
Distributions from net realized gain on investment transactions	(4.86)		(8.48)		(4.79)		(.97)		(3.70)		(5.54)

Net asset value, end of period	$ 55.20		$ 58.90		$ 61.77		$ 50.33		$ 42.18		$ 49.77

Total Return
Total investment return based on net asset value(d)*	2.22%		12.71%		34.04%		22.00	%†+	(7.71	)%+	13.16%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$44,925		$43,284		$42,228		$40,370		$69,770		$87,627

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(e)‡	1.08	%^	1.09%		1.09%		1.20%		1.23%		1.22%

Expenses, before waivers/reimbursements(e)‡	1.08	%^	1.09%		1.11%		1.22%		1.23%		1.22%

Net investment loss	(.51	)%(b)^	(.59	)%(b)	(.76	)%(b)	(.67	)%(b)†	(.76	)%(b)	(.73)%

Portfolio turnover rate	28%		70%		65%		66%		70%		61%

‡ Expense ratios exclude the estimated acquired fund fees of the affiliated/unaffiliated underlying
portfolios	.01	%^	.01%		.01%		.01%		.00%		.00%

See footnote summary on page 43.

40 | AB SMALL CAP GROWTH PORTFOLIO	abfunds.com

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	Class I
	Six Months Ended January 31, 2020 (unaudited)		Year Ended July 31,
			2019		2018		2017		2016		2015

Net asset value, beginning of period	$ 63.03		$ 65.33		$ 52.89		$ 44.15		$ 51.75		$ 51.07

Income From Investment Operations

Net investment loss(a)	(.10	)(b)	(.24	)(b)	(.34	)(b)	(.24	)(b)†	(.19	)(b)	(.20)

Net realized and unrealized gain (loss) on investment transactions	1.40		6.43		17.57		9.95		(3.71)		6.42

Contributions from Affiliates	– 0	–	.00	(c)	– 0	–	– 0	–	– 0	–	– 0	–

Capital contributions	– 0	–	– 0	–	– 0	–	– 0	–	.00	(c)	– 0	–

Net increase (decrease) in net asset value from operations	1.30		6.19		17.23		9.71		(3.90)		6.22

Less: Dividends and Distributions
Dividends from net investment income	– 0	–	(.01)		– 0	–	– 0	–	– 0	–	– 0	–

Distributions from net realized gain on investment transactions	(4.86)		(8.48)		(4.79)		(.97)		(3.70)		(5.54)

Total dividends and distributions	(4.86)		(8.49)		(4.79)		(.97)		(3.70)		(5.54)

Net asset value, end of period	$ 59.47		$ 63.03		$ 65.33		$ 52.89		$ 44.15		$ 51.75

Total Return
Total investment return based on net asset value(d)*	2.31%		12.93%		34.29%		22.36	%†+	(7.42	)%+	13.57%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$509,269		$494,931		$448,949		$319,437		$301,866		$462,296

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(e)‡	.90	%^	.90%		.89%		.91%		.92%		.91%

Expenses, before waivers/reimbursements(e)‡	.90	%^	.90%		.91%		.93%		.92%		.91%

Net investment loss	(.34	)%(b)^	(.40	)%(b)	(.57	)%(b)	(.51	)%(b)†	(.45	)%(b)	(.41)%

Portfolio turnover rate	28%		70%		65%		66%		70%		61%

‡ Expense ratios exclude the estimated acquired fund fees of the affiliated/unaffiliated underlying
portfolios	.01	%^	.01%		.01%		.01%		.00%		.00%

See footnote summary on page 43.

abfunds.com	AB SMALL CAP GROWTH PORTFOLIO | 41

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	Class Z
	Six Months Ended January 31, 2020 (unaudited)		Year Ended July 31,								June 30, 2015(f) to July 31, 2015
			2019		2018		2017		2016

Net asset value, beginning of period	$ 63.31		$ 65.54		$ 53.00		$ 44.20		$ 51.75		$ 52.05

Income From Investment Operations

Net investment loss(a)	(.07	)(b)	(.19	)(b)	(.28	)(b)	(.23	)(b)†	(.16	)(b)	(.05)

Net realized and unrealized gain (loss) on investment transactions	1.42		6.46		17.61		10.00		(3.69)		(.25	)(g)

Contributions from Affiliates	– 0	–	.00	(c)	– 0	–	– 0	–	– 0	–	– 0	–

Capital contributions	– 0	–	– 0	–	– 0	–	– 0	–	.00	(c)	– 0	–

Net increase (decrease) in net asset value from operations	1.35		6.27		17.33		9.77		(3.85)		(.30)

Less: Dividends and Distributions
Dividends from net investment income	– 0	–	(.02)		– 0	–	– 0	–	– 0	–	– 0	–

Distributions from net realized gain on investment transactions	(4.86)		(8.48)		(4.79)		(.97)		(3.70)		– 0	–

Total dividends and distributions	(4.86)		(8.50)		(4.79)		(.97)		(3.70)		– 0	–

Net asset value, end of period	$ 59.80		$ 63.31		$ 65.54		$ 53.00		$ 44.20		$ 51.75

Total Return
Total investment return based on net asset value(d)*	2.36%		13.03%		34.42%		22.47	%†+	(7.32	) %+	(.58)%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$368,172		$299,807		$153,533		$98,090		$93,108		$10

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(e)‡	.80	%^	.81%		.80%		.82%		.85%		.71	%^

Expenses, before waivers/reimbursements(e)‡	.81	%^	.82%		.81%		.83%		.85%		.71	%^

Net investment loss	(.24	)%(b)^	(.32	)%(b)	(.48	)%(b)	(.49	)%(b)†	(.40	)%(b)	(1.06	)%^

Portfolio turnover rate	28%		70%		65%		66%		70%		61%

‡ Expense ratios exclude the estimated acquired fund fees of the affiliated/unaffiliated underlying
portfolios	.01	%^	.01%		.01%		.01%		.00%		.00%

See footnote summary on page 43.

42 | AB SMALL CAP GROWTH PORTFOLIO	abfunds.com

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

(a)	Based on average shares outstanding.

(b)	Net of expenses waived/reimbursed by the Adviser.

(c)	Amount is less than $.005.

(d)

Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Initial sales charges or contingent deferred sales charges are not reflected in the calculation of total investment return. Total return does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total investment return calculated for a period of less than one year is not annualized.

(e)

In connection with the Fund’s investments in affiliated underlying portfolios, the Fund incurs no direct expenses, but bears proportionate shares of the fees and expenses (i.e., operating, administrative and investment advisory fees) of the affiliated underlying portfolios. The Adviser has contractually agreed to waive its fees from the Fund in an amount equal to the Fund’s pro rata share of certain acquired fund fees and expenses, and for the years ended July 31, 2018 and July 31, 2017, such waiver amounted to .01% and .02%, respectively.

(f)	Commencement of distributions.

(g)

Due to timing of sales and repurchase of capital shares, the net realized and unrealized gain (loss) per share is not in accordance with the Fund’s change in net realized and unrealized gain (loss) on investment transactions for the period.

†	For the year ended July 31, 2017, the amount includes a refund for overbilling of prior years’ custody out of pocket fees as follows:

Net Investment Income Per Share	Net Investment Income Ratio	Total Return
$.004	.01%	.01%

*

Includes the impact of proceeds received and credited to the Fund resulting from class action settlements, which enhanced the Fund’s performance for the years ended July 31, 2019, July 31, 2018, July 31, 2017 and July 31, 2016 by .01%, .03%, .03% and .02%, respectively.

Includes the impact of proceeds recorded and credited to the Fund resulting from regulatory settlement, which enhanced the Fund’s performance for the year ended July 31, 2016 by .01%

+

The net asset value and total return include adjustments in accordance with accounting principles generally accepted in the United States of America for financial reporting purposes. As such, the net asset value and total return for shareholder transactions may differ from financial statements.

^	Annualized.

See notes to financial statements.

abfunds.com	AB SMALL CAP GROWTH PORTFOLIO | 43

BOARD OF DIRECTORS

Marshall C. Turner, Jr.(1), Chairman Jorge A. Bermudez(1) Michael J. Downey(1) Nancy P. Jacklin(1)	Robert M. Keith, President and Chief Executive Officer Carol C. McMullen(1) Garry L. Moody(1) Earl D. Weiner(1)

OFFICERS

Bruce K. Aronow(2), Senior Vice President

Esteban Gomez(2), Vice President

Samantha S. Lau(2), Vice President

Heather Pavlak(2), Vice President

Wen-Tse Tseng(2), Vice President

Emilie D. Wrapp, Secretary

Michael B. Reyes, Senior Analyst Joseph J. Mantineo, Treasurer and Chief Financial Officer Phyllis J. Clarke, Controller Vincent S. Noto, Chief Compliance Officer

Custodian and Accounting Agent	Transfer Agent

State Street Bank and Trust Company

State Street Corporation CCB/5

1 Iron Street

Boston, MA 02210

Principal Underwriter

AllianceBernstein Investments, Inc.

1345 Avenue of the Americas

New York, NY 10105

Legal Counsel

Seward & Kissel LLP

One Battery Park Plaza

New York, NY 10004

AllianceBernstein Investor
Services, Inc.

P.O. Box 786003

San Antonio, TX 78278-6003

Toll-Free (800) 221-5672

Independent Registered Public Accounting Firm

Ernst & Young LLP

5 Times Square

New York, NY 10036

1	Member of the Audit Committee, the Governance and Nominating Committee and the Independent Directors Committee.

2

The day-to-day management of, and investment decisions for, the Fund’s portfolio are made by the Adviser’s Small Cap Growth Investment Team. Messrs. Aronow, Gomez and Tseng and Mses. Lau and Pavlak are the investment professionals with the most significant responsibility for the day-to-day management of the Fund’s portfolio.

44 | AB SMALL CAP GROWTH PORTFOLIO	abfunds.com

Information Regarding the Review and Approval of the Fund’s Advisory Agreement

The disinterested directors (the “directors”) of AB Cap Fund, Inc. (the “Company”) unanimously approved the continuance of the Company’s Advisory Agreement with the Adviser in respect of AB Small Cap Growth Portfolio (the “Fund”) at a meeting held on May 7-9, 2019 (the “Meeting”).

Prior to approval of the continuance of the Advisory Agreement, the directors had requested from the Adviser, and received and evaluated, extensive materials. They reviewed the proposed continuance of the Advisory Agreement with the Adviser and with experienced counsel who are independent of the Adviser, who advised on the relevant legal standards. The directors also reviewed additional materials, including comparative analytical data prepared by the Senior Analyst for the Fund. The directors also discussed the proposed continuance in private sessions with counsel.

The directors considered their knowledge of the nature and quality of the services provided by the Adviser to the Fund gained from their experience as directors or trustees of most of the registered investment companies advised by the Adviser, their overall confidence in the Adviser’s integrity and competence they have gained from that experience, the Adviser’s initiative in identifying and raising potential issues with the directors and its responsiveness, frankness and attention to concerns raised by the directors in the past, including the Adviser’s willingness to consider and implement organizational and operational changes designed to improve investment results and the services provided to the AB Funds. The directors noted that they have four regular meetings each year, at each of which they review extensive materials and information from the Adviser, including information on the investment performance of the Fund.

The directors also considered all factors they believed relevant, including the specific matters discussed below. During the course of their deliberations, the directors evaluated, among other things, the reasonableness of the advisory fee. The directors did not identify any particular information that was all-important or controlling, and different directors may have attributed different weights to the various factors. The directors determined that the selection of the Adviser to manage the Fund and the overall arrangements between the Fund and the Adviser, as provided in the Advisory Agreement, including the advisory fee, were fair and reasonable in light of the services performed, expenses incurred and such other matters as the directors considered relevant in the exercise of their business judgment. The material factors and conclusions that formed the basis for the directors’ determinations included the following:

Nature, Extent and Quality of Services Provided

The directors considered the scope and quality of services provided by the Adviser under the Advisory Agreement, including the quality of the investment research capabilities of the Adviser and the other resources it has

abfunds.com	AB SMALL CAP GROWTH PORTFOLIO | 45

dedicated to performing services for the Fund. The directors noted that the Adviser from time to time reviews the Fund’s investment strategies and from time to time proposes changes intended to improve the Fund’s relative or absolute performance for the directors’ consideration. They also noted the professional experience and qualifications of the Fund’s portfolio management team and other senior personnel of the Adviser. The directors also considered that the Advisory Agreement provides that the Fund will reimburse the Adviser for the cost to it of providing certain clerical, accounting, administrative and other services to the Fund by employees of the Adviser or its affiliates. Requests for these reimbursements are made on a quarterly basis and subject to approval by the directors. Reimbursements, to the extent requested and paid, result in a higher rate of total compensation from the Fund to the Adviser than the fee rate stated in the Advisory Agreement. The directors noted that the methodology used to determine the reimbursement amounts had been reviewed by an independent consultant retained by the Fund’s former Senior Officer/Independent Compliance Officer. The quality of administrative and other services, including the Adviser’s role in coordinating the activities of the Fund’s other service providers, also was considered. The directors concluded that, overall, they were satisfied with the nature, extent and quality of services provided to the Fund under the Advisory Agreement.

Costs of Services Provided and Profitability

The directors reviewed a schedule of the revenues and expenses and related notes indicating the profitability of the Fund to the Adviser for calendar years 2017 and 2018 that had been prepared with an expense allocation methodology arrived at in consultation with an independent consultant retained by the Fund’s former Senior Officer/Independent Compliance Officer. The directors noted the assumptions and methods of allocation used by the Adviser in preparing fund-specific profitability data and understood that there are a number of potentially acceptable allocation methodologies for information of this type. The directors noted that the profitability information reflected all revenues and expenses of the Adviser’s relationship with the Fund, including those relating to its subsidiaries that provide transfer agency, distribution and brokerage services to the Fund. The directors recognized that it is difficult to make comparisons of the profitability of the Advisory Agreement with the profitability of advisory contracts for unaffiliated funds because comparative information is not generally publicly available and is affected by numerous factors. The directors focused on the profitability of the Adviser’s relationship with the Fund before taxes and distribution expenses. The directors concluded that the Adviser’s level of profitability from its relationship with the Fund was not unreasonable.

Fall-Out Benefits

The directors considered the other benefits to the Adviser and its affiliates from their relationships with the Fund and the underlying fund advised by

46 | AB SMALL CAP GROWTH PORTFOLIO	abfunds.com

the Adviser in which the Fund invests, including, but not limited to, benefits relating to soft dollar arrangements (whereby investment advisers receive brokerage and research services from brokers that execute agency transactions for their clients); 12b-1 fees and sales charges received by the Fund’s principal underwriter (which is a wholly owned subsidiary of the Adviser) in respect of certain classes of the Fund’s shares; brokerage commissions paid by the Fund to brokers affiliated with the Adviser; and transfer agency fees paid by the Fund to a wholly owned subsidiary of the Adviser. The directors recognized that the Adviser’s profitability would be somewhat lower without these benefits. The directors understood that the Adviser also might derive reputational and other benefits from its association with the Fund.

Investment Results

In addition to the information reviewed by the directors in connection with the Meeting, the directors receive detailed performance information for the Fund at each regular Board meeting during the year.

At the Meeting, the directors reviewed performance information prepared by an independent service provider (the “15(c) service provider”), showing the performance of the Class A Shares of the Fund against a group of similar funds (“peer group”) and a larger group of similar funds (“peer universe”), each selected by the 15(c) service provider, and information prepared by the Adviser showing performance of the Class A Shares against a broad-based securities market index, in each case for the 1-, 3-, 5- and 10-year periods ended February 28, 2019. Based on their review, the directors concluded that the Fund’s investment performance was acceptable.

Advisory Fees and Other Expenses

The directors considered the advisory fee rate payable by the Fund to the Adviser and information prepared by the 15(c) service provider concerning advisory fee rates payable by other funds in the same category as the Fund. The directors recognized that it is difficult to make comparisons of advisory fees because there are variations in the services that are included in the fees paid by other funds. The directors compared the Fund’s contractual effective advisory fee rate with a peer group median and took into account the impact on the advisory fee rate of the administrative expense reimbursement paid to the Adviser in the latest fiscal year.

The directors also considered the Adviser’s fee schedule for other clients pursuing an investment strategy similar to the Fund’s. For this purpose, they reviewed the relevant advisory fee information from the Adviser’s Form ADV and in a report from the Fund’s Senior Analyst and noted the differences between the Fund’s fee schedule, on the one hand, and the Adviser’s institutional fee schedule and the schedule of fees charged by the Adviser to any offshore funds and for services to any sub-advised

abfunds.com	AB SMALL CAP GROWTH PORTFOLIO | 47

funds pursuing an investment strategy similar to the Fund’s, on the other. The directors noted that the Adviser may, in some cases, agree to fee rates with large institutional clients that are lower than those reviewed by the directors and that they had previously discussed with the Adviser its policies in respect of such arrangements. The directors previously discussed these matters with an independent fee consultant. The directors also compared the advisory fee rate for the Fund with those for two other funds advised by the Adviser with a similar investment strategy.

The Adviser reviewed with the directors the significantly greater scope of the services it provides to the Fund relative to institutional, offshore fund and sub-advised fund clients. In this regard, the Adviser noted, among other things, that, compared to institutional and offshore or sub-advisory accounts, the Fund (i) demands considerably more portfolio management, research and trading resources due to significantly higher daily cash flows; (ii) has more tax and regulatory restrictions and compliance obligations; (iii) must prepare and file or distribute regulatory and other communications about fund operations; and (iv) must provide shareholder servicing to retail investors. The Adviser also reviewed the greater legal risks presented by the large and changing population of Fund shareholders who may assert claims against the Adviser in individual or class actions, and the greater entrepreneurial risk in offering new fund products, which require substantial investment to launch, may not succeed, and generally must be priced to compete with larger, more established funds resulting in lack of profitability to the Adviser until a new fund achieves scale. In light of the substantial differences in services rendered by the Adviser to institutional, offshore fund and sub-advised fund clients as compared to the Fund, and the different risk profile, the directors considered these fee comparisons inapt and did not place significant weight on them in their deliberations.

The directors noted that the Fund invests in shares of exchange-traded funds (“ETFs”), subject to the restrictions and limitations of the Investment Company Act of 1940 as these may be varied as a result of exemptive orders issued by the SEC. The directors also noted that ETFs pay advisory fees pursuant to their advisory contracts, and that the Adviser had provided, and they had reviewed, information about the expense ratios of the relevant ETFs. The directors concluded, based on the Adviser’s explanation of how it uses ETFs when they are the most cost-effective way to obtain desired exposures, in some cases pending purchases of underlying securities, that the advisory fee for the Fund is for services that are in addition to, rather than duplicative of, the services provided under the advisory contracts of the ETFs.

In connection with their review of the Fund’s advisory fee, the directors also considered the total expense ratio of the Class A shares of the Fund in comparison to a peer group and a peer universe selected by the 15(c) service provider. The Class A expense ratio of the Fund was based on the Fund’s latest fiscal year. The directors noted that it was likely that the

48 | AB SMALL CAP GROWTH PORTFOLIO	abfunds.com

expense ratios of some of the other funds in the Fund’s category were lowered by waivers or reimbursements by those funds’ investment advisers, which in some cases might be voluntary or temporary. The directors view expense ratio information as relevant to their evaluation of the Adviser’s services because the Adviser is responsible for coordinating services provided to the Fund by others. Based on their review, the directors concluded that the Fund’s expense ratio was acceptable.

Economies of Scale

The directors noted that the advisory fee schedule for the Fund contains breakpoints that reduce the fee rates on assets above specified levels. The directors took into consideration prior presentations by an independent consultant on economies of scale in the mutual fund industry and for the AB Funds, and presentations from time to time by the Adviser concerning certain of its views on economies of scale. The directors also previously discussed economies of scale with an independent fee consultant. The directors also had requested and received from the Adviser certain updates on economies of scale in advance of the Meeting. The directors believe that economies of scale may be realized (if at all) by the Adviser across a variety of products and services, and not only in respect of a single fund. The directors noted that there is no established methodology for setting breakpoints that give effect to the fund-specific services provided by a fund’s adviser and to the economies of scale that an adviser may realize in its overall mutual fund business or those components of it which directly or indirectly affect a fund’s operations. The directors observed that in the mutual fund industry as a whole, as well as among funds similar to the Fund, there is no uniformity or pattern in the fees and asset levels at which breakpoints (if any) apply. The directors also noted that the advisory agreements for many funds do not have breakpoints at all. Having taken these factors into account, the directors concluded that the Fund’s shareholders would benefit from a sharing of economies of scale in the event the Fund’s net assets exceed a breakpoint in the future.

abfunds.com	AB SMALL CAP GROWTH PORTFOLIO | 49

This page is not part of the Shareholder Report or the Financial Statements.

AB FAMILY OF FUNDS

US EQUITY

CORE

Core Opportunities Fund

FlexFee™ US Thematic Portfolio

Select US Equity Portfolio

GROWTH

Concentrated Growth Fund

Discovery Growth Fund

FlexFee™ Large Cap Growth Portfolio

Growth Fund

Large Cap Growth Fund

Small Cap Growth Portfolio

VALUE

Discovery Value Fund

Equity Income Fund

Relative Value Fund

Small Cap Value Portfolio

Value Fund

INTERNATIONAL/ GLOBAL EQUITY

CORE

FlexFee™ International Strategic Core Portfolio

Global Core Equity Portfolio

International Portfolio

International Strategic Core Portfolio

Sustainable Global Thematic Fund

Tax-Managed International Portfolio

Tax-Managed Wealth Appreciation Strategy

Wealth Appreciation Strategy

GROWTH

Concentrated International Growth Portfolio

FlexFee™ Emerging Markets Growth Portfolio

Sustainable International Thematic Fund

INTERNATIONAL/ GLOBAL EQUITY (continued)

VALUE

All China Equity Portfolio

International Value Fund

FIXED INCOME

MUNICIPAL

High Income Municipal Portfolio

Intermediate California Municipal Portfolio

Intermediate Diversified Municipal Portfolio

Intermediate New York Municipal Portfolio

Municipal Bond Inflation Strategy

Tax-Aware Fixed Income Opportunities Portfolio1

National Portfolio

Arizona Portfolio

California Portfolio

Massachusetts Portfolio

Minnesota Portfolio

New Jersey Portfolio

New York Portfolio

Ohio Portfolio

Pennsylvania Portfolio

Virginia Portfolio

TAXABLE

Bond Inflation Strategy

FlexFee™ High Yield Portfolio

FlexFee™ International Bond Portfolio

Global Bond Fund

High Income Fund

Income Fund

Intermediate Duration Portfolio

Limited Duration High Income Portfolio

Short Duration Income Portfolio

Short Duration Portfolio

Total Return Bond Portfolio1

ALTERNATIVES

All Market Real Return Portfolio

Global Real Estate Investment Fund

Select US Long/Short Portfolio

Unconstrained Bond Fund

MULTI-ASSET

All Market Income Portfolio

All Market Total Return Portfolio

Conservative Wealth Strategy

Emerging Markets Multi-Asset Portfolio

Global Risk Allocation Fund

Tax-Managed All Market Income Portfolio

TARGET-DATE

Multi-Manager Select Retirement Allocation Fund

Multi-Manager Select 2010 Fund

Multi-Manager Select 2015 Fund

Multi-Manager Select 2020 Fund

Multi-Manager Select 2025 Fund

Multi-Manager Select 2030 Fund

Multi-Manager Select 2035 Fund

Multi-Manager Select 2040 Fund

Multi-Manager Select 2045 Fund

Multi-Manager Select 2050 Fund

Multi-Manager Select 2055 Fund

Multi-Manager Select 2060 Fund

CLOSED-END FUNDS

AllianceBernstein Global High Income Fund

AllianceBernstein National Municipal Income Fund

We also offer Government Money Market Portfolio, which serves as the money market fund exchange vehicle for the AB mutual funds. You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The Fund may impose a fee upon sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

Investors should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. For copies of our prospectus or summary prospectus, which contain this and other information, visit us online at www.abfunds.com or contact your AB representative. Please read the prospectus and/or summary prospectus carefully before investing.

1

Prior to July 12, 2019, Total Return Bond Portfolio was named Intermediate Bond Portfolio; prior to February 5, 2020, Tax-Aware Fixed Income Opportunities Portfolio was named Tax-Aware Fixed Income Portfolio.

50 | AB SMALL CAP GROWTH PORTFOLIO	abfunds.com

NOTES

abfunds.com	AB SMALL CAP GROWTH PORTFOLIO | 51

NOTES

52 | AB SMALL CAP GROWTH PORTFOLIO	abfunds.com

AB SMALL CAP GROWTH PORTFOLIO

1345 Avenue of the Americas

New York, NY 10105

800 221 5672

SCG-0152-0120

ITEM 2.	CODE OF ETHICS.

Not applicable when filing a semi-annual report to shareholders.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable when filing a semi-annual report to shareholders.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable when filing a semi-annual report to shareholders.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the registrant.

ITEM 6.	INVESTMENTS.

Please see Schedule of Investments contained in the Report to Shareholders included under Item 1 of this Form N-CSR.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the registrant.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the registrant.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the registrant.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board of Directors since the Fund last provided disclosure in response to this item.

ITEM 11.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant’s internal controls over financial reporting that occurred during the second fiscal quarter of the period that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the registrant.

ITEM 13.	EXHIBITS.

The following exhibits are attached to this Form N-CSR:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

12 (b) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

12 (b) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

12 (c)	Certification of Principal Executive Officer and Principal Financial Officer Pursuant to Section 906 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AB Cap Fund, Inc.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date: March 27, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date: March 27, 2020

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo
Treasurer and Chief Financial Officer

Date: March 27, 2020